As filed with the Securities and Exchange                                         Registration No. 333-109622

Commission on April 20, 2021                                                          Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 25 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2021, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Fixed or Variable, Group or Individual Immediate Annuity Contract

PART A

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Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya Flexible Income Annuity CONTRACT PROSPECTUS – MAY 1, 2021

The Contract. The contract described in this prospectus is a fixed or variable, group and/or individual immediate annuity contract issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). We may also issue contracts directly without a relationship to an existing Company contract or a retirement plan. The contract may be issued as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”) or with retirement plans under Tax Code Sections 401, 403(b) or 457. Contracts sold in New York are not available to 457 plans.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

Variable Income Payments. If you select variable income payments, the amount of your variable income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Subaccount performance will vary depending upon the performance of its underlying fund. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 10 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain for future reference.

Fixed Income Payments. If you select fixed income payments, the amount of your fixed income payment will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in APPENDIX I of this prospectus.

Compensation. We pay compensation to broker–dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2021 Statement of Additional Information (“SAI”) about the separate account free of charge by indicating your request on your application or enrollment form, calling us at 1–800–584–6001 or writing to us at the address referenced under “Contract Overview – Questions: Contacting the Company” section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. The contract prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333–109622. The SAI table of contents is listed on page 48 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

CONTRACT PROSPECTUS – MAY 1, 2021 (CONTINUED)

The Funds*

Calvert VP SRI Balanced Portfolio (Class I)

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity–Income PortfolioSM (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio
(Class VC)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global High Dividend Low Volatility Portfolio
(Class I)(1)

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)(1)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class S)

Voya Small Company Portfolio (Class I)(2)

Voya Strategic Allocation Conservative Portfolio (Class I)(3)

Voya Strategic Allocation Growth Portfolio (Class I)(3)

Voya Strategic Allocation Moderate Portfolio (Class I)(3)

VY® American Century Small–Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Real Estate Portfolio (Class I)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Global Portfolio (Class I)(4)

VY® JPMorgan Mid Cap Value Portfolio (Class S)(5)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

*See “APPENDIX II – FUND DESCRIPTIONS” for a complete listing of all fund name changes since your last supplement and for further information about the funds.
(1)	This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.
(2)	Voya Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.
(5)	Prior to May 1, 2021, this fund was known as the VY® Invesco Oppenheimer Global Portfolio.
(5)	VY® JPMorgan Mid Cap Value Portfolio is only available to individuals invested in this fund and/or plans offering this fund as of February 7, 2014.

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Contract Overview Contract Design Who’s Who The Contract and Your Retirement Plan Contract Rights Questions: Contacting the Company (sidebar) Sending Forms and Written Requests in Good Order (sidebar) Contract Facts	4

Fee Table	5
Condensed Financial Information	8
The Company	8
Contract Purchase and Participation	9
Right to Cancel	10
Investment Options	10
Fees	17
Calculating Variable Income Payments	21
Withdrawals	22
Death Benefit	23
Income Payments	25
FEDERAL Tax Considerations	28
Contract Distribution	44
Other Topics	46
Contents of the Statement of Additional Information	48
Appendix I – Fixed Dollar Option	49
Appendix II – FUND DescriptionS	52
Appendix III – Calculation of Present Value of Remaining Guaranteed Variable or Fixed Income Payments	58
Appendix IV – Condensed Financial Information	CFI 1

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CONTRACT OVERVIEW
The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company

To answer your questions, contact your sales representative or write or call our Customer Service at:

Attention: Payout Services

One Orange Way

Windsor, CT 06095–4774

1–800–584–6001

Sending Forms and Written Requests in Good Order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon requests that are received in good order.

Contract Design

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract.

Who’s Who

Contract Holder: The person or plan to whom we issue an individually owned contract, or the plan to which we issue a group master contract. We may also refer to the contract holder as the contract owner.

You (the “Participant”): The individual who owns an individual contract, participates in a group master contract, or who receives income payments in connection with an individual contract owned by a plan sponsor.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, please review “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

We may offer this contract to employees or other individuals in connection with a retirement plan.

Plan Type. We refer to a retirement plan by the Tax Code Section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code Section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 403(b), 408(b) or 457(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

For individual and group master contracts issued in connection with 401 and 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 401 and 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, a Section 401 or 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right. For individual contracts issued on a nonqualified basis and those issued in connection with 408(b) and most 403(b) retirement plans, the individual is the contract holder and holds all contract rights. In situations where an individual or group master contract is issued to the plan sponsor of a 403(b) plan, the participant generally holds all contract rights. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) Plans.”

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Contract Facts

Income Payment Options. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See “Income Payments.”

Free Look/Right to Cancel. The contract holder may cancel the contract no later than within ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in a group contract no later than ten days after they receive evidence of participation in the contract. See “Right to Cancel.”

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See “Death Benefit.”

Withdrawals. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See “Withdrawals.”

Fees. Certain fees associated with the contract will reduce income payments. See “Fee Table” and “Fees.”

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See “FEDERAL Tax Considerations.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see APPENDIX I. See “Fees” for additional information. State premium taxes currently ranging from 0% to 3.5% of purchase payments may also be deducted.*

Maximum Transaction Expenses

Early Withdrawal Charge

(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

Early Withdrawal Charge Schedule(2)

In this Section:

•    Maximum Transaction Expenses;

•    Maximum Periodic Fees and Charges;

•    Fund Fees and Expenses; and

•    Examples.

See the “Fees” Section for:

•    Transaction Fees;

•    Fund Redemption Fees;

•    Fees Deducted from Investments in the Separate Account; and

•    Reduction or Elimination of Certain Fees.

Number of Years from

Contract Effective Date(3)

Fewer than 1

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more

Early Withdrawal Charge 7% 6% 5% 4% 3% 2% 1% 0%

*    State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees – Premium and Other Taxes.”

_______________________

(1)    Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See “Fees – Early Withdrawal Charge.”

(2)    Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See “Withdrawals.”

(3)    For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date. For amounts transferred into this contract as a result of an internal exchange, see “Fees.”

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Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Fees Deducted from the Subaccounts. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

For Contracts Without the Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge Administrative Expense Charge(4) Total Separate Account Expenses	Maximum Charge 1.25% 0.25% 1.50%	Current Charge 0.95% 0.00% 0.95%

For Contracts With the Five–Year Guaranteed Minimum Income Feature:

Mortality and Expense Risk Charge Administrative Expense Charge(4) Five–Year Guaranteed Minimum Income Charge(5) Total Separate Account Expenses	Maximum Charge 1.25% 0.25% 1.00% 2.50%	Current Charge 0.95% 0.00% 1.00% 1.95%

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by a fund that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the fund’s most recent fiscal year end without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b–1) fees, and other expenses):	Minimum 0.44%	Maximum 1.61%

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

_________________________

(4)       We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(5)       This charge terminates after five years.

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Examples

The following examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include contract holder transaction expenses, separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract and that your investment has a 5% return each year. For the purpose of these Examples, we deducted the maximum contract fees and expenses and the maximum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime–guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:				Example (B) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without the guaranteed minimum income feature	$919	$1,361	$1,808	$3,286	$313	$948	$1,597	$3,286

Applicable to contracts with the five–year guaranteed minimum income feature	$1,011	$1,635	$2,259	$3,666	$411	$1,234	$2,059	$3,666

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract and that your investment has a 5% return each year. For the purpose of these Examples, we deducted the maximum contract fees and expenses and the minimum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime–guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:				Example (B) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without the guaranteed minimum income feature	$809	$1,029	$1,249	$2,174	$196	$602	$1,025	$2,174

Applicable to contracts with the five–year guaranteed minimum income feature	$903	$1,313	$1,729	$2,610	$296	$898	$1,516	$2,610

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX IV of this prospectus, we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year–end unit values of each subaccount from the time purchase payments were first received in the subaccount under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT  06095–4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self–regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self–regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). We may also issue contracts directly without a relationship to an existing Company contract or a retirement plan. The contract is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under Section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code Sections 401, 403(b) or 457. Contracts sold in New York are not available to 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual nonqualified contract to natural persons.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

How to Purchase. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

Acceptance or Rejection. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission. If we reject your application or enrollment, we will return the forms and any purchase payment.

Age Requirements. The maximum issue age is between 80 and 95, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See “Investment Options.” Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your sales representative. Make sure that you understand the investment options it provides, its other features, the risk and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long–Term Investment – This contract is a long–term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short–term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

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•      Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax–free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. The contract holder may cancel the contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Customer Service along with a written notice of cancellation. For contracts issued in connection with 401 or 457 plans, the contract holder may follow these procedures on behalf of the participant.

Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven calendar days of our receipt of your request in good order.

INVESTMENT OPTIONS

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. Some investment options may be unavailable through certain contracts and plans, or in some states. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund and earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of separate account under the federal securities laws.

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Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Unless otherwise noted, all funds are diversified as defined under the 1940 Act. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge at the address and telephone number referenced under “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.  Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance–Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance–dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•     Mixed funding––bought for annuities and life insurance; and

•      Shared funding––bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

For additional risks associated with each fund, please see the fund’s prospectus.

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Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub–adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub–advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub–advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•        Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•        Combine two or more subaccounts;

•        Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company”;

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•        Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•        Stop selling the contract;

•        Limit or eliminate any voting rights for the separate account; or

•        Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Selecting Investment Options

When Selecting Investment Options:

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi–annual reports, the fund prospectuses and the Fixed Dollar Option Appendix in this prospectus. After you select the options for your account dollars, you should monitor and periodically re–evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Availability of Options. Some funds may be unavailable through your contract or plan or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan;

•      Transfers Among Variable Investment Options. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option; and

•      Transfer Requests. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically at www.voyaretirementplans.com.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market–timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market–timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi–fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c–2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round–trip”). This means two or more round–trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round–trips involving the same fund within a rolling 12–month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non–fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short–term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

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If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round–trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round–trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round–trips involving the same fund within a rolling 12–month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round–trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market–timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c–2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll–free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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FEES

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See “Withdrawals.”

Amount: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8.5% of your purchase payment to the contract.

Early Withdrawal Charge Schedule:

Types of Fees

The following types of fees and deductions associated with the contract may affect the amount of your variable income payments. For fees applicable to fixed payments see “APPENDIX I.”

•    Transaction Fees

>   Early Withdrawal Charge

>   Fund Redemption Fees

•    Fees Deducted from Investments in the Separate Account

>   Mortality and Expense Risk Charge

>   Administrative Expense Charge

>   Five–Year Guaranteed Minimum Income Charge

•    Reduction or Elimination of Certain Fees

•    Fund Fees and Expenses

>   Revenue from the Funds

>   Fund of Funds

•    Premium and Other Taxes

Number of Years from

Contract Effective Date*

Fewer than 1**

1 or more but fewer than 2

2 or more but fewer than 3

3 or more but fewer than 4

4 or more but fewer than 5

5 or more but fewer than 6

6 or more but fewer than 7

7 or more

Early Withdrawal Charge 7% 6% 5% 4% 3% 2% 1% 0%

______________

*    For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date. For amounts transferred into this contract as an internal exchange, see “Internal Exchanges” below.

**  Certain contracts do not allow withdrawals during the first contract year.

When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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Internal Exchanges. In the case of amounts transferred from a prior contract or other arrangement issued or administered by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first purchase payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract or other arrangement. There is no surrender charge under this contract on amounts transferred or rolled over as an internal transfer when the prior contract or arrangement imposed a front end load, there was no applicable surrender charge under the prior contract or arrangement, or if the prior contract or arrangement would not have assessed a surrender charge if the money had been transferred to a contract issued by a non–affiliated company.

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts. We currently charge 0.95% annually.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract. It consists of the following risks:

•     The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract; and

•      The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this charge.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Five–Year Guaranteed Minimum Income Charge

This additional charge is assessed only if you select the five–year guaranteed minimum income feature.

Amount: 1.00% annually of values invested in the subaccounts until the five–year guarantee period has ended.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. This charge will be assessed only during the first five contract years.

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Purpose. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see “Mortality and Expense Risk Charge – Purpose” in this section.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

•     The size and type of group of individuals to whom the contract is issued;

•     A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts or arrangements offered by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

•     The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b–1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•     A share of the management fee;

•      Service fees;

•      For certain share classes, 12b–1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b–1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub–accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

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•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi–annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b–1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2020, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity® Variable Insurance Products Funds;	• Invesco Variable Insurance Funds;
• Franklin Templeton Variable Insurance Products Trust Funds;	• Lord Abbett Series Funds; and • Calvert Funds.

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If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2020, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co–branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 3.5%, depending upon the jurisdiction.

When/How. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

CALCULATING VARIABLE INCOME PAYMENTS

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value for each unit.

Annuity Units. When you select variable income payments, your initial purchase payment purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

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Annuity Unit Value. The value of each annuity unit in a subaccount is called the annuity unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3.5% or 5%, as you select. Currently, we are only offering an assumed annual net return rate of 3.5%.

Current AUV = Prior AUV x Net Return Factor x

Assumed Annual Net Return Rate Factor

Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any and the guaranteed minimum income charge (if applicable). See “Fees.”

The net return rate may be either positive or negative.

WITHDRAWALS

Withdrawals of Variable Income Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

•     A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval); or

•      The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawals of Fixed Income Payments

(For additional details see APPENDIX I – FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

•     A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval); or

•     The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

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Withdrawal Value

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate stated in the contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service.

Fixed Income Payments. See APPENDIX I for details regarding the withdrawal value of fixed payments.

Amount Received. For partial withdrawals, you will receive, reduced by any required withholding tax, the amount you specify, subject to the value in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and redemption fees.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in “Fees – Early Withdrawal Charge,” and may also be subject to redemption fees as described in “Fees – Fund Redemption Fees.”

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

The Tax Code and/or your plan may impose other limitations on withdrawals. See “FEDERAL TAX CONSIDERATIONS – Distributions – Eligibility.”

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under “Income Payments – Payment Options.” For information on the death benefit applicable to the fixed dollar option, refer to APPENDIX I.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1.    Life Income – Guaranteed Payments;

2.    Life Income – Two Lives – Guaranteed Payments; or

3.    Nonlifetime – Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump–sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump–sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump–sum payment of the present value of any death benefit may be requested at any time. If a lump–sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of your request in good order.

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If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS for additional information.

Calculation of Lump–Sum Payment of the Death Benefit. The value of the lump–sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See APPENDIX I – Fixed Dollar Option for information on calculation of a lump–sum payment of the death benefit applicable to the fixed dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

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INCOME PAYMENTS

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

Initiating Payments. To initiate income payments, you must make the following selections on your application or enrollment form:

•     Payment start date;

•     Payment frequency (i.e., monthly, quarterly, semi–annually or annually);

•     Income payment option and any special features, such as a right to withdraw or the Five–Year Guaranteed Minimum Income Feature*;

•     Fixed, variable or a combination of both fixed and variable payments;

•     The subaccounts to allocate your purchase payment among (only if variable payments are elected); and

•      An assumed annual net return rate (only if variable payments are elected).

*If you select the Five–Year Guaranteed Minimum Income Feature, you may not make any withdrawals.

Terms to understand:

Annuitant(s): The person(s) whose life or life

expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable.

What Affects Income Payment Amounts? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with the Tax Code and regulations thereunder.

Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in APPENDIX I.

Assumed Annual Net Return Rate. If you select variable income payments we will apply an assumed annual net return rate of 3.5%. We reserve the right to also offer an assumed annual net return rate of 5%, in which case, you must select an assumed annual net return rate of either 5% or 3.5%. If you do not select an assumed annual net return rate, the default will be a 3.5% annual net return rate. Currently, we are only offering an assumed annual net return rate of 3.5%.

For contracts issued with an assumed annual net return rate of 5%, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

For contracts issued with an assumed annual net return rate of 3.5%, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

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For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See “Contract Overview – Questions: Contacting the Company.”

Five–Year Guaranteed Minimum Income Feature. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in the contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment. If the variable annuity minimum income guarantee has been chosen or assumed, an assumed annual net return rate of 3.5% will apply.

Estimated Initial Payment Amount. On the date we issue the contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchases on that date. See “Calculating Variable Income Payments–Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount.

This feature requires that you select at issue:

•    A lifetime payment option or a nonlifetime payment option of 15 years or more;

•    The ability to make withdrawals;

•    100% variable payments;

•    A 3.5% assumed annual net return rate; and

•    Funds from the following list:

>   Calvert VP SRI Balanced Portfolio

>   Fidelity® VIP Equity–Income PortfolioSM

>   Invesco V.I. Core Equity Fund

>   Voya Balanced Portfolio

>   Voya Government Money Market Portfolio

>   Voya Growth and Income Portfolio

>   Voya Index Plus LargeCap Portfolio

>   Voya Intermediate Bond Portfolio

>   Voya Large Cap Value Portfolio

>   Voya RussellTM Large Cap Index Portfolio

>   Voya Strategic Allocation Conservative Portfolio

>   Voya Strategic Allocation Growth Portfolio

>   Voya Strategic Allocation Moderate Portfolio

>   VY® Clarion Real Estate Portfolio

>   VY® Invesco Comstock Portfolio

>   VY® Invesco Equity and Income Portfolio

>   VY® Pioneer High Yield Portfolio

>   VY® T. Rowe Price Equity Income Portfolio

If you select this feature you may transfer only between these available funds.

Certain age restrictions may also apply.

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See “Fees.”

Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See “FEDERAL Tax Considerations” for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax and/or legal adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your plan.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code Section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see “FEDERAL Tax Considerations.”

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Payment Options

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. The Tax Code and/or some contracts may restrict the options and the terms available to you and/or your beneficiary. See “Death Benefit,” “Withdrawals,” “FEDERAL TAX CONSIDERATIONS,” and APPENDIX I for additional detail. We may offer additional income payment options under the contract from time to time.

Lifetime Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment’s due date.

Death Benefit–None: All payments end upon the annuitant’s death.

Right to Withdraw–None.

Life Income – Guaranteed Payments

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five–50 years* (or other periods we may make available at the time you select this option).

Death Benefit–Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.

Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

Life Income – Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that no payment will be made if both the annuitant and joint annuitant die before the first payment’s due date.

Continuing Payments: When you select this option you will also choose either:

•    Full or reduced payments to continue to the surviving annuitant after the first annuitant’s death; or

•    100% of the payment to continue to the annuitant on the joint annuitant’s death, and a reduced payment to continue to the joint annuitant on the annuitant’s death.

In either case, payments cease upon the death of the surviving annuitant.

Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.

Death Benefit–None: All payments end upon the death of both annuitants.

Right to Withdraw–None.

Life Income – Two Lives – Guaranteed Payments

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five–50 years* (or other periods we may make available at the time you select this option.)

Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first annuitant’s death.

Death Benefit–Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.

Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals.”)

Nonlifetime Payment Option
Nonlifetime – Guaranteed Payments

Length of Payments: Payments will continue for your choice of five–50 years* (or other periods we may make available at the time you select this option).

Death Benefit – Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.

Right to Withdraw:

•    If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.

•    If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals.”)

__________________________________

*  For qualified contracts a guaranteed payment period may not extend beyond your life expectancy or age 100 whichever is earlier. For non–qualified contracts, a guaranteed payment period may not extend beyond age 100.

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Right to Change Guaranteed Payment Period

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

•     You may make the change on any contract anniversary beginning on the second contract anniversary;

•     Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary;

•     A guaranteed payment period may be shortened to a period not less than ten years from the contract effective date;

•     For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;

•     For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;

•     The withdrawal value on the contract anniversary of the change, along with current benefit rates in effect at that time, will be used to determine the amount of the new annuity payments (see “Withdrawals – Withdrawal Value”); and

•      We will terminate your withdrawal rights if a life annuity option is chosen.

The right to change a payment period is available for both fixed and variable payments. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax and/or legal adviser.

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•    Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contracts;

•    Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•    This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•    We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•    No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•    Introduction;

•    Taxation of Nonqualified Contracts;

•    Taxation of Qualified Contracts;

•    Possible Changes in Taxation; and

•    Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice.  No attempt is made to provide more than a general summary of information about the use of the contract with non–tax–qualified and tax–qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary.  You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

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Immediate Annuities.  Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•     That is purchased with a single premium;

•     With annuity payments starting within one year from the date of purchase; and

•     That provides a series of substantially equal periodic payments made annually or more frequently.

This contract is designed as an immediate annuity.  Treatment as an immediate annuity has significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non–natural persons, and for certain exchanges. You should consult with your tax and/or legal adviser about use of the contract as an immediate annuity.

Types of Contracts:  Nonqualified or Qualified

The contract may be issued as either a “nonqualified contract” or as a “qualified contract” for use with a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Tax Code or with retirement plans under Tax Code Sections 401, 403(b) or 457.

Nonqualified Contracts.  Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your purchase payments to a nonqualified contract. Rather, nonqualified contracts are purchased with after–tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts.  Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts.  Tax Code Section 402A allows employees of employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after–tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively.  Roth accounts provide for tax–free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after–tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General.  Tax Code Section 72 governs taxation of annuities in general.  We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin.  This assumes that the contract will qualify as an annuity contract for federal income tax purposes.  For these purposes, the agreement to collaterally assign or pledge any portion of the contract value generally will be treated as a distribution.  In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification.  Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law.  The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817–5, which affects how the funds’ assets may be invested.  If it is determined, however, that your contract does not satisfy the applicable diversification requirements because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such requirements, and we reserve the right to modify your contract as necessary to do so;

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•      Investor Control.  Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets.  In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.  Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts.  The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•      Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death.  The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued.  When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non–Natural Owners of a Non–Qualified Contract.  If the owner of the contract is not a natural person (in other words, you are not an individual), a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income.  Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the purchase payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year.  There are some exceptions to this rule and a non–natural person should consult with a tax and/or legal adviser before purchasing the contract.  When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

•      Delayed Annuity Starting Date.  If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes.  In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General.  When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.  A market value adjustment, if applicable, could increase the contract value. Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non–taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax.  A distribution from a nonqualified contract may be subject to a penalty tax equal to 10% of the amount treated as income.  In general, however, there is no penalty tax on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non–natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

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Tax–Free Exchanges.  Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax–free basis.  In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Tax Code Section 1035 exchanges.

If your contract is purchased through a tax–free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract;” and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract is a tax–free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments.  Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non–taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax–free basis over the expected stream of annuity payments, as determined when annuity payments start.  Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits.  Amounts may be distributed from a contract because of your death or the death of the annuitant. Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the contract; or

•      Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death.  For example, if you die on September 1, 2021, your entire balance must be distributed by August 31, 2026. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner.  If the contract owner is a non–natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of a contract owner.

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Generally, amounts distributed from a contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•      If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

•      If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some contracts offer a death benefit that may exceed the greater of the purchase payments and the contract value.  Certain charges are imposed with respect to these death benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues.  A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, subsequent increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a non–qualified contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the contract at the time of the transfer. In such case, the transferee’s investment in the contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts.  Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e).  In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax.  A net investment income tax of 3.8% will apply to some types of investment income.  This tax will apply to all taxable distributions from nonqualified contracts.  This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

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Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages.  In addition, a 10% withholding rate applies to the taxable portion of any non–periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service.

If the payee is a non–resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

If the payee of a distribution from the contract is a foreign financial institution (“FFI”) or a non–financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the contract or the distribution.  The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self–employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after–tax salary contributions to a Roth 401(k) account, which provides for tax–free distributions, subject to certain restrictions;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after–tax salary contributions to a Roth 403(b) account, which provides for tax–free distributions, subject to certain restrictions;

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax–free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirement of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, where the contract’s death benefit provisions comply with IRA qualification requirements; and

•      457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non–governmental, tax–exempt organizations (non–governmental employers). A 457 plan is a 457(b) plan. Participation in a 457(b) plan maintained by a non–governmental employer is generally limited to a select group of management and highly–compensated employees (other than 457(b) plans maintained by nonqualified, church–controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribute after–tax salary contributions to a Roth 457(b) account, which provides for tax–free distributions, subject to certain restrictions.

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The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs.  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax–deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding 1–year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one–rollover–per–year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee–to–trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within 2 years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding 1–year period.  This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit.  Please note that this one–rollover–per–year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee–to–trustee transfer between Roth IRAs.  Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Special Considerations for Section 457 Plans.  Under 457(b) plans of non–governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax–qualified plan or program in order to continue receiving favorable tax treatment.

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Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and program to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre–tax and Roth 401(k) or Roth 403(b) after–tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $58,000 (as indexed for 2021). Compensation means your compensation for the year from the employer sponsoring the plan and, includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b) plan to generally no more than $19,500 (as indexed for 2021). Contribution limits are subject to annual adjustments for cost–of–living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after–tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre–tax and Roth 457(b) after–tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,500 (as indexed for 2021). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

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Catch–up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), governmental 457(b) or governmental Roth 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch–ups”) not to exceed the lesser of:

•      $6,500; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch–ups. Special catch–up provisions may be available for 457(b) plans (“Special 457 Catch–ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch–ups cannot be used simultaneously with the Age 50 Catch–ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($39,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch–up). If a participant is eligible for the Special 457 Catch–up and the Age 50 Catch–up, the participant can make deferrals up to the greater catch–up limit, but may not make deferrals in excess of the greater catch–up limit.) For advice with respect to these catch–up provisions, please consult your own tax and/or legal adviser.

Traditional and Roth IRAs.  You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year.  For 2021, the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation.  If you are age 50 or older, you can make an additional catch–up contribution of $1,000.  Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year.  For 2021, the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation.  If you are age 50 or older, you can make an additional catch up contribution of $1,000.  The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs).  Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status.  Contributions to a Roth IRA are not deductible.

Repeal of Maximum Age for Contributions to a Traditional IRA. The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) eliminated the maximum age after which contributions to a traditional IRA were not allowed. Consequently, individuals who have attained age 70½ will no longer be prohibited from making non-rollover contributions to traditional IRAs.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after–tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

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•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after–tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) or Roth 403(b) plan (collectively, “qualified plans”). The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA, or amounts from a governmental 457(b) or Roth 457(b) plan that are attributable to amounts transferred from a qualified plan.

Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is a qualified birth or adoption distribution;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters; or

•      You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

Additional exceptions may apply to distributions from a traditional or Roth IRA if:

•      The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the join lives (or joint life expectancies) of you and your designated beneficiary;

•      The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•      The distributions are not more than your qualified higher education expenses; or

•      You use the distribution to buy, build or rebuild a first home.

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k), Roth 403(b), Roth 457(b) and Roth IRA. A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b), Roth 457(b) or a Roth IRA account and earnings credited on those purchase payments (or of in–plan rollover amounts and earnings credited on those amounts, as described in the “In–Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b), Roth 457(b) or a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five–year taxable period measured from the earlier of:

>      The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

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>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>      The first taxable year in which you made an in–plan Roth rollover of non–Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non–Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non–governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may only occur upon:

•     Retirement;

•     Death;

•     Disability;

•     Severance from employment;

•     Attainment of normal retirement age;

•     Attainment of age 59½; or

•     Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account generally may only occur upon:

•     Retirement;

•     Death;

•     Attainment of age 59½;

•     Severance from employment;

•     Disability;

•     The birth or adoption of a child;

•     Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•     Termination of the plan; or

•     Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Subject to the terms of your 403(b) or Roth (403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

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•      Disability;

•      The birth or adoption of a child;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan; or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans.  Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•     The calendar year you attain age 59½;

•     When you experience a severance from employment; or

•     When you experience an unforeseeable emergency.

A one–time in–service distribution may also be permitted under a Section 457(b) plan entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two–year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      The start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer–sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•      Under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) plan that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age70½ if born before July 1, 1949); or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans and IRAs and Roth IRAs)

Upon your death, any remaining interest in an IRA or qualified retirement plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The SECURE Act amended the post-death distribution requirements that are generally applicable with respect to deaths occurring after 2019. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if you die prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “5-year rule”); or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If you die on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by you, the IRA owner or employee. An EDB is any designated beneficiary who is (1) your surviving spouse; (2) your minor child; (3) disabled; (4) chronically ill; or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death.

This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

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If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the IRA owner or employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased IRA owner or employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an IRA or employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the IRA owner or employee was alive could continue to be made under that method after the death of the IRA owner or employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You should consult a professional tax adviser for tax advice as to your particular situation.

Information contained in the prospectus regarding the increase in required minimum distributions made after December 31, 2019, to age 72 (age 70½ if born before July 1, 1949) remains unchanged.

Additionally, the exemption to the 10% additional tax on the taxable portion of any distribution from an IRA before 59½ to include a qualified birth or adoption of a child remains unchanged.

Withholding

Taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

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457(b) Plans of Non–Governmental Employers. All distributions from this plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non–resident Aliens. If you or your designated beneficiary is a non–resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In–Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non–excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non–Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in–plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in–plan rollovers into a Roth account are not subject to withholding.  Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover.  Amounts rolled over into an in–plan Roth account cannot subsequently be converted back into a non–Roth account.

A partial or full distribution of in–plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In–plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in–plan Roth rollover within a five–year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in–plan Roth rollover. The five–year taxable period begins January 1 of the year of the in–plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five–year taxable period.

Due to administrative complexity, certain in–plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in–plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

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Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under this contract except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.  Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same–Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint–life coverage under a living benefit.  All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to make distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits through to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

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CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker–dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095–4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker–dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker–dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 7%. In addition to the commission paid upon receipt of a purchase payment to the contract, we may pay an additional amount, the total amount of which will not exceed 7% of the total commission paid with respect to a given purchase payment. Such additional payments will not be made upon receipt of the purchase payment, but will be paid over the same time period as the income payment option selected by the contract owner. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. Commissions and other payments, when combined, could exceed 7% of total purchase payments.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum 7.0% commission rate noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

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Some personnel may receive various types of non–cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker–dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•     Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre–approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2020, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.	14.	Ameriprise Financial Services, Inc.
2.	Regulus Advisors, LLC	15.	Woodbury Financial Services, Inc.
3.	LPL Financial LLC	16.	Cetera Advisor Networks LLC
4.	Morgan Stanley Smith Barney LLC	17.	MMA Securities LLC
5.	Voya Financial Advisors, Inc.	18.	PlanMember Securities Corporation
6.	Kestra Investment Services, LLC	19.	Cadaret, Grant & Co., Inc.
7.	Royal Alliance Associates, Inc.	20.	IMA Wealth, Inc.
8.	Pensionmark Securities, LLC	21.	First Allied Securities, Inc.
9.	American Portfolios Financial Services, Inc.	22.	NYLIFE Securities LLC
10.	Securities America, Inc.	23.	SagePoint Financial, Inc.
11.	Northwestern Mutual Investment Services, Inc.	24.	Hornor, Townsend & Kent, LLC
12.	Lincoln Financial Advisors Corporation	25.	Lockton Investment Securities, LLC
13.	Cetera Advisors LLC

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales–based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the broker–dealer and the registered representative responsible for your contract are set forth on your application.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti–money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti–money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti–money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti–money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Payout Services in writing at the addresses referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” or by calling 1–800–584–6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber–attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber–attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber–attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third–party service providers may adversely affect us and your account value.  For instance, cyber–attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.   There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber–attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•     On any valuation date when the NYSE is closed (except customary holidays or weekends) or when trading on the NYSE is restricted;

•     When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; or

•      During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service. We reserve the right to reject transfer of ownership to a non–natural person. A transfer of ownership may have tax consequences and you should consult with a tax and/or legal adviser before transferring ownership of the contract.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•        Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•        Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self–regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	2
• Income Payments	3
• Performance Reporting	4
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S–1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C–1

You may request an SAI by calling the Company at the number referenced under “Contract Overview – Questions: Contacting the Company.”

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APPENDIX I FIXED DOLLAR OPTION

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments (see “Withdrawals” in this Appendix). Amounts allocated to the fixed dollar option are held in the Company’s general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under “Income Payments” in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

•      A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump–sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a “life income” or “life income–two lives” payment option that has no reduction in payment to the survivor. See “Income Payments – Payment Options.” You may not elect a right to withdraw or elect an increasing annuity with this feature.

•     An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor. See “Income Payments – Payment Options.” You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity.

Fixed Income Payment Amounts

The amount of each payment depends upon: (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax; and (2) the payment option and features chosen.

Withdrawals

Withdrawal Value–Lifetime Payment Options. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

Withdrawal Value–Nonlifetime Payment Options. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

PRO.109622-21	49

The adjusted contract rate equals (Rate of Return) + WY – IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract

WY is the withdrawal yield

IY is the issue yield

WY is determined as follows:

(1)  WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of noncallable, non–inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date; where

(2)  The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal; and the

(3)  Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1)  IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of noncallable, non–inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date;

(2)  The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date;

(3)  Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number; or

(4)  Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

Number of Years from

Contract Effective Date*

1 or more, but fewer than 2

2 or more, but fewer than 3

3 or more, but fewer than 4

4 or more, but fewer than 5

5 or more, but fewer than 6

6 or more, but fewer than 7

7 or more

Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Internal Exchanges. In the case of amounts transferred from a prior contract or arrangement issued or administered by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first purchase payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract or arrangement. There is no surrender charge under this contract on amounts transferred or rolled over as an internal transfer when the prior contract or arrangement imposed a front end load, there was no applicable surrender charge under the prior contract, or arrangement or if the prior contract or arrangement would not have assessed a surrender charge if the money had been transferred to a contract issued by a non–affiliated company.

_______________________

*     For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

PRO.109622-21	50

Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

•     The size and type of group of individuals to whom the contract is offered;

•     The type and frequency of administrative and sales services to be provided; or

•     Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliates; receiving distributions or making internal transfers from other contracts or arrangements offered by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “FEDERAL Tax Considerations” for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump–sum payment of any death benefit may be requested within six months following the date of death. If a lump–sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of request in good order. A lump–sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address referenced under the “Contract Overview – Questions: Contacting the Company” section of this prospectus.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under “Withdrawal” in this Appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company’s receipt at its Customer Service of proof of death acceptable to us and a request for payment in good order.

PRO.109622-21	51

APPENDIX II FUND DESCRIPTIONS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

Fidelity® VIP ContrafundSM Portfolio

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks long–term capital appreciation.

Fidelity® VIP Equity–Income PortfolioSM

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

PRO.109622-21	52

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Fidelity® VIP Growth Portfolio

       Investment Adviser:  Fidelity Management & Research Company LLC (“FMR”)

Subadvisers:  FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited

Seeks to achieve capital appreciation.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	A non-diversified fund that seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long–term growth of capital.
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long–term growth of capital by investing primarily in stocks of mid–sized U.S. companies.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long–term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long–term capital growth and current income.

Voya Government Money Market Portfolio*

       Investment Adviser:  Voya Investments, LLC

       Subadviser:  Voya Investment Management Co. LLC

*  There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high–quality money market instruments while maintaining a stable share price of $1.00.

PRO.109622-21	53

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.

PRO.109622-21	54

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long–term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long–term growth of capital and current income.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRO.109622-21	55

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long–term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long–term capital appreciation and current income.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long–term capital appreciation and current income.
VY® Invesco Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long–term capital appreciation.

PRO.109622-21	56

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long–term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long–term growth through investments in stocks.

PRO.109622-21	57

APPENDIX III CALCULATION OF PRESENT VALUE OF REMAINING GUARANTEED VARIABLE OR FIXED INCOME PAYMENTS

To the extent that the contracts allow for the full or partial withdrawal of the present value of remaining guaranteed variable or fixed income payments, the present value for each will be calculated as follows:

Withdrawals – Variable Income

The present value of remaining guaranteed variable income payments is calculated as follows:

Present Value = [ Units x Current Unit Value ] x Annuity Factor

Where Annuity Factor equals:

Annuity Factor = [ ( 1 – v ^ n ) / d ]  x  { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

Notes:  [ ( 1 – v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

{ 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

i = [( 1 + AIR ) ^ ( 1 / mode )] – 1

v = 1 / ( 1 + i )

d = i / ( 1 + i )

n = number of remaining guaranteed payments

m = number of payments per year (mode)

b = days until the next scheduled payment

This is calculated for each fund held and summed for a total present value amount.

PRO.109622-21	58

Withdrawals – Fixed Income

The present value of remaining guaranteed fixed income payments is calculated as follows:

Present Value = Fixed Benefit x Annuity Factor

Where Annuity Factor equals:

Annuity Factor = [ ( 1 – v ^ n ) / d ]  x  { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

Notes:  [ ( 1 – v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

            { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

i = [( 1 + adjusted contract rate ) ^ ( 1 / mode )] – 1

v = 1 / ( 1 + i )

d = i / ( 1 + i )

n = number of remaining guaranteed payments

m = number of payments per year (mode)

b = days until the next scheduled payment

Examples

Withdrawal (assuming variable income with one fund)

The present value of remaining guaranteed variable income payments is calculated as follows (assumes 24 remaining monthly payments will be fully withdrawn):

Let Units = 10 and Current Unit Value = $15,

Present Value = 10 x $15 x 23.1825 = $3,477.37

Where Annuity Factor equals:

[ ( 1 – 0.997137 ^ 24 ) / 0.002863 ]  x  { 1 / [ ( 1 + 0.002871 ) ^ ( 20 / ( 365 / 12 ) ) ] }

= 23.1825

Where:

Let AIR = 3.5%

i = [( 1 + 0.035 ) ^ ( 1 / 12 )] – 1 = 0.002871

v = 1 / ( 1 + 0.002871 ) = 0.997137

d = 0.002871 / ( 1 + 0.002871 ) = 0.002863

n = 24

m = 12

b = 20

PRO.109622-21	59

Withdrawals (assuming fixed income)

The present value of remaining guaranteed fixed income payments is calculated as follows (assumes 24 remaining monthly payments will be fully withdrawn) (using equivalent assumptions as the variable example to see the similarity):

Let Fixed Benefit = $150,

Present Value = $150 x 23.1825 = $3,477.37

Where Annuity Factor equals:

[ ( 1 – 0.997137 ^ 24 ) / 0.002863 ]  x  { 1 / [ ( 1 + 0.002871 ) ^ ( 20 / ( 365 / 12 ) ) ] }

= 23.1825

Where:

Let the Adjusted Contract Rate = 3.5%

i = [( 1 + 0.035 ) ^ ( 1 / 12 )] – 1 = 0.002871

v = 1 / ( 1 + 0.002871 ) = 0.997137

d = 0.002871 / ( 1 + 0.002871 ) = 0.002863

n = 24

m = 12

b = 20

PRO.109622-21	60

APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Fund name changes after December 31, 2020 are not reflected in the following information.

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$12.95	$10.88	$11.68	$10.90	$10.56	$11.28	$10.75	$9.52	$9.00	$9.00
Value at end of period	$14.29	$12.95	$10.88	$11.68	$10.90	$10.56	$11.28	$10.75	$9.52	$9.00
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.66	$17.20	$19.21	$16.46	$15.93	$16.53	$15.43	$12.28	$11.02	$11.82
Value at end of period	$27.07	$21.66	$17.20	$19.21	$16.46	$15.93	$16.53	$15.43	$12.28	$11.02
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$14.98	$12.29	$14.00	$12.96	$11.47	$12.48	$12.00	$9.78	$8.71	$9.02
Value at end of period	$15.30	$14.98	$12.29	$14.00	$12.96	$11.47	$12.48	$12.00	$9.78	$8.71
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.35	$15.83	$16.57	$12.81	$13.28	$12.95	$12.16	$9.32	$8.49	$8.85
Value at end of period	$28.02	$20.35	$15.83	$16.57	$12.81	$13.28	$12.95	$12.16	$9.32	$8.49
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$19.30	$15.96	$19.15	$18.08	$14.51	$16.37	$17.01	$13.04	$11.51	$12.50
Value at end of period	$19.43	$19.30	$15.96	$19.15	$18.08	$14.51	$16.37	$17.01	$13.04	$11.51
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.33	$12.42	$14.33	$13.23	$12.53	$13.90	$13.43	$10.86	$9.96	$10.41
Value at end of period	$16.70	$15.33	$12.42	$14.33	$13.23	$12.53	$13.90	$13.43	$10.86	$9.96
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO
(CLASS VC)
Value at beginning of period	$14.37	$12.24	$15.06	$14.73	$13.22	$14.36	$13.45	$10.79	$9.84	$10.71
Value at end of period	$14.09	$14.37	$12.24	$15.06	$14.73	$13.22	$14.36	$13.45	$10.79	$9.84
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$11.88	$10.42	$11.69	$10.65	$10.32	$10.99	$10.81	$9.68	$8.90	$9.42
Value at end of period	$12.60	$11.88	$10.42	$11.69	$10.65	$10.32	$10.99	$10.81	$9.68	$8.90
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$9.55	$9.25	$9.87	$9.40	$9.24	$10.09	$10.50	$11.43	$11.07	$11.15
Value at end of period	$9.98	$9.55	$9.25	$9.87	$9.40	$9.24	$10.09	$10.50	$11.43	$11.07
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$6.12	$6.28	$6.46	$6.71	$7.01	$7.32	$7.65	$7.99	$8.35	$8.72
Value at end of period	$5.87	$6.12	$6.28	$6.46	$6.71	$7.01	$7.32	$7.65	$7.99	$8.35
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.46	$14.16	$15.49	$13.45	$12.80	$13.57	$12.80	$10.24	$9.24	$9.68
Value at end of period	$19.60	$17.46	$14.16	$15.49	$13.45	$12.80	$13.57	$12.80	$10.24	$9.24
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$14.17	$15.90	$13.33	$12.63	$13.08	$12.01	$9.44	$8.62	$9.01
Value at end of period	$19.57	$17.64	$14.17	$15.90	$13.33	$12.63	$13.08	$12.01	$9.44	$8.62
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.06	$14.85	$18.12	$16.67	$14.74	$15.68	$14.96	$11.61	$10.31	$10.90
Value at end of period	$18.71	$18.06	$14.85	$18.12	$16.67	$14.74	$15.68	$14.96	$11.61	$10.31

CFI 1

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$16.89	$14.49	$17.29	$16.43	$13.48	$14.56	$14.43	$10.56	$9.82	$10.34
Value at end of period	$17.03	$16.89	$14.49	$17.29	$16.43	$13.48	$14.56	$14.43	$10.56	$9.82
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$9.81	$9.34	$9.82	$9.76	$9.86	$10.24	$10.03	$10.50	$10.03	$9.74
Value at end of period	$9.91	$9.81	$9.34	$9.82	$9.76	$9.86	$10.24	$10.03	$10.50	$10.03
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$14.21	$12.23	$14.82	$12.40	$12.85	$13.54	$15.04	$12.94	$11.39	$13.55
Value at end of period	$14.68	$14.21	$12.23	$14.82	$12.40	$12.85	$13.54	$15.04	$12.94	$11.39
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$26.27	$20.68	$21.94	$17.66	$17.75	$17.44	$16.04	$12.80	$11.32	$11.67
Value at end of period	$32.91	$26.27	$20.68	$21.94	$17.66	$17.75	$17.44	$16.04	$12.80	$11.32
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$11.83	$9.88	$11.20	$10.30	$9.45	$10.34	$9.81	$7.83	$7.14	$7.20
Value at end of period	$12.03	$11.83	$9.88	$11.20	$10.30	$9.45	$10.34	$9.81	$7.83	$7.14
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$32.69	$25.14	$26.54	$21.12	$20.71	$20.11	$18.58	$14.71	$13.42	$13.46
Value at end of period	$43.31	$32.69	$25.14	$26.54	$21.12	$20.71	$20.11	$18.58	$14.71	$13.42
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$27.34	$21.82	$23.67	$20.23	$19.09	$19.59	$18.18	$14.42	$13.07	$13.37
Value at end of period	$31.81	$27.34	$21.82	$23.67	$20.23	$19.09	$19.59	$18.18	$14.42	$13.07
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$19.71	$16.32	$20.27	$19.03	$15.97	$16.82	$16.49	$12.51	$11.42	$12.23
Value at end of period	$21.18	$19.71	$16.32	$20.27	$19.03	$15.97	$16.82	$16.49	$12.51	$11.42
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$11.08	$10.09	$10.99	$10.38	$10.27	$10.75	$10.53	$9.82	$9.13	$9.38
Value at end of period	$11.72	$11.08	$10.09	$10.99	$10.38	$10.27	$10.75	$10.53	$9.82	$9.13
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$12.81	$10.90	$12.42	$11.01	$10.76	$11.38	$11.15	$9.52	$8.65	$9.31
Value at end of period	$14.02	$12.81	$10.90	$12.42	$11.01	$10.76	$11.38	$11.15	$9.52	$8.65
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$12.03	$10.54	$11.73	$10.70	$10.49	$11.02	$10.79	$9.67	$8.90	$9.35
Value at end of period	$12.98	$12.03	$10.54	$11.73	$10.70	$10.49	$11.02	$10.79	$9.67	$8.90
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$21.88	$17.50	$21.35	$20.08	$16.91	$17.98	$16.70	$13.29	$11.93	$12.88
Value at end of period	$21.68	$21.88	$17.50	$21.35	$20.08	$16.91	$17.98	$16.70	$13.29	$11.93
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.58	$19.29	$20.55	$16.75	$16.62	$18.28	$18.31	$13.78	$12.03	$12.30
Value at end of period	$32.62	$25.58	$19.29	$20.55	$16.75	$16.62	$18.28	$18.31	$13.78	$12.03
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$13.87	$11.28	$12.74	$12.62	$12.62	$12.77	$10.25	$10.47	$9.44	$8.99
Value at end of period	$12.44	$13.87	$11.28	$12.74	$12.62	$12.62	$12.77	$10.25	$10.47	$9.44
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.31	$12.02	$13.80	$11.86	$11.43	$11.60	$10.75	$8.33	$7.76	$8.50
Value at end of period	$17.79	$15.31	$12.02	$13.80	$11.86	$11.43	$11.60	$10.75	$8.33	$7.76
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$12.84	$15.32	$13.60	$12.07	$13.41	$12.84	$9.94	$8.75	$9.34
Value at end of period	$14.66	$15.39	$12.84	$15.32	$13.60	$12.07	$13.41	$12.84	$9.94	$8.75
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$14.54	$12.65	$14.61	$13.76	$12.47	$13.31	$12.76	$10.67	$9.89	$10.44
Value at end of period	$15.31	$14.54	$12.65	$14.61	$13.76	$12.47	$13.31	$12.76	$10.67	$9.89

CFI 2

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$17.71	$14.04	$16.90	$12.94	$13.49	$13.54	$13.82	$11.36	$9.76	$11.11
Value at end of period	$21.66	$17.71	$14.04	$16.90	$12.94	$13.49	$13.54	$13.82	$11.36	$9.76
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$17.07	$20.32	$18.67	$17.01	$18.33	$16.65	$13.23	$11.52	$11.82
Value at end of period	$19.79	$20.62	$17.07	$20.32	$18.67	$17.01	$18.33	$16.65	$13.23	$11.52
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$24.65	$18.78	$20.28	$16.98	$16.51	$16.91	$15.81	$12.22	$10.99	$11.93
Value at end of period	$31.11	$24.65	$18.78	$20.28	$16.98	$16.51	$16.91	$15.81	$12.22	$10.99
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.40	$18.52	$21.35	$19.19	$16.88	$18.94	$18.42	$14.84	$13.23	$13.94
Value at end of period	$21.65	$22.40	$18.52	$21.35	$19.19	$16.88	$18.94	$18.42	$14.84	$13.23
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$23.77	$18.98	$20.06	$15.69	$16.15	$15.23	$14.64	$10.98	$9.65	$10.19
Value at end of period	$31.09	$23.77	$18.98	$20.06	$15.69	$16.15	$15.23	$14.64	$10.98	$9.65

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
ASSUMED ANNUAL NET RETURN RATE OF 5.00%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$10.29	$8.77	$9.56	$9.04	$8.89	$9.63	$9.32	$8.37	$8.03	$8.14
Value at end of period	$11.19	$10.29	$8.77	$9.56	$9.04	$8.89	$9.63	$9.32	$8.37	$8.03
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.22	$13.87	$15.71	$13.66	$13.41	$14.12	$13.37	$10.79	$9.83	$10.69
Value at end of period	$21.20	$17.22	$13.87	$15.71	$13.66	$13.41	$14.12	$13.37	$10.79	$9.83
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.91	$9.91	$11.45	$10.75	$9.66	$10.66	$10.39	$8.60	$7.77	$8.16
Value at end of period	$11.99	$11.91	$9.91	$11.45	$10.75	$9.66	$10.66	$10.39	$8.60	$7.77
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.17	$12.76	$13.56	$10.63	$11.18	$11.06	$10.53	$8.19	$7.57	$8.01
Value at end of period	$21.95	$16.17	$12.76	$13.56	$10.63	$11.18	$11.06	$10.53	$8.19	$7.57
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$15.33	$12.87	$15.66	$15.00	$12.21	$13.98	$14.73	$11.46	$10.27	$11.31
Value at end of period	$15.22	$15.33	$12.87	$15.66	$15.00	$12.21	$13.98	$14.73	$11.46	$10.27
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$12.18	$10.01	$11.72	$10.97	$10.55	$11.87	$11.63	$9.54	$8.88	$9.42
Value at end of period	$13.08	$12.18	$10.01	$11.72	$10.97	$10.55	$11.87	$11.63	$9.54	$8.88
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO
(CLASS VC)
Value at beginning of period	$11.42	$9.87	$12.32	$12.22	$11.13	$12.26	$11.65	$9.48	$8.77	$9.69
Value at end of period	$11.04	$11.42	$9.87	$12.32	$12.22	$11.13	$12.26	$11.65	$9.48	$8.77
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$9.44	$8.41	$9.57	$8.84	$8.69	$9.38	$9.37	$8.51	$7.94	$8.52
Value at end of period	$9.88	$9.44	$8.41	$9.57	$8.84	$8.69	$9.38	$9.37	$8.51	$7.94

CFI 3

Condensed Financial Information (continued)

VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$7.73	$7.59	$8.22	$7.94	$7.92	$8.77	$9.26	$10.23	$10.05	$10.27
Value at end of period	$7.96	$7.73	$7.59	$8.22	$7.94	$7.92	$8.77	$9.26	$10.23	$10.05
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$4.87	$5.06	$5.29	$5.57	$5.90	$6.25	$6.63	$7.03	$7.45	$7.89
Value at end of period	$4.60	$4.87	$5.06	$5.29	$5.57	$5.90	$6.25	$6.63	$7.03	$7.45
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$13.88	$11.41	$12.67	$11.16	$10.77	$11.59	$11.09	$9.00	$8.24	$8.76
Value at end of period	$15.35	$13.88	$11.41	$12.67	$11.16	$10.77	$11.59	$11.09	$9.00	$8.24
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.02	$11.43	$13.00	$11.06	$10.63	$11.17	$10.40	$8.30	$7.68	$8.15
Value at end of period	$15.33	$14.02	$11.43	$13.00	$11.06	$10.63	$11.17	$10.40	$8.30	$7.68
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$14.35	$11.97	$14.82	$13.83	$12.41	$13.39	$12.96	$10.21	$9.19	$9.86
Value at end of period	$14.65	$14.35	$11.97	$14.82	$13.83	$12.41	$13.39	$12.96	$10.21	$9.19
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$13.42	$11.68	$14.14	$13.63	$11.35	$12.43	$12.50	$9.28	$8.76	$9.35
Value at end of period	$13.34	$13.42	$11.68	$14.14	$13.63	$11.35	$12.43	$12.50	$9.28	$8.76
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$7.79	$7.53	$8.03	$8.10	$8.30	$8.75	$8.69	$9.23	$8.94	$8.81
Value at end of period	$7.76	$7.79	$7.53	$8.03	$8.10	$8.30	$8.75	$8.69	$9.23	$8.94
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.19	$10.64	$13.08	$11.10	$11.67	$12.48	$14.07	$12.28	$10.96	$13.23
Value at end of period	$12.41	$12.19	$10.64	$13.08	$11.10	$11.67	$12.48	$14.07	$12.28	$10.96
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$21.39	$17.08	$18.39	$15.02	$15.31	$15.26	$14.24	$11.53	$10.35	$10.82
Value at end of period	$26.42	$21.39	$17.08	$18.39	$15.02	$15.31	$15.26	$14.24	$11.53	$10.35
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$9.75	$8.26	$9.50	$8.87	$8.26	$9.16	$8.82	$7.14	$6.60	$6.76
Value at end of period	$9.78	$9.75	$8.26	$9.50	$8.87	$8.26	$9.16	$8.82	$7.14	$6.60
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$28.04	$21.88	$23.43	$18.92	$18.81	$18.54	$17.37	$13.95	$12.92	$13.14
Value at end of period	$36.62	$28.04	$21.88	$23.43	$18.92	$18.81	$18.54	$17.37	$13.95	$12.92
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$23.45	$18.98	$20.90	$18.12	$17.34	$18.06	$17.00	$13.68	$12.58	$13.05
Value at end of period	$26.90	$23.45	$18.98	$20.90	$18.12	$17.34	$18.06	$17.00	$13.68	$12.58
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$15.66	$13.16	$16.58	$15.79	$13.44	$14.36	$14.29	$11.00	$10.18	$11.06
Value at end of period	$16.59	$15.66	$13.16	$16.58	$15.79	$13.44	$14.36	$14.29	$11.00	$10.18
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$8.81	$8.13	$8.99	$8.62	$8.64	$9.18	$9.13	$8.63	$8.14	$8.48
Value at end of period	$9.18	$8.81	$8.13	$8.99	$8.62	$8.64	$9.18	$9.13	$8.63	$8.14
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$10.18	$8.78	$10.16	$9.14	$9.06	$9.71	$9.66	$8.37	$7.72	$8.42
Value at end of period	$10.98	$10.18	$8.78	$10.16	$9.14	$9.06	$9.71	$9.66	$8.37	$7.72
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$9.56	$8.50	$9.59	$8.88	$8.83	$9.41	$9.35	$8.50	$7.93	$8.46
Value at end of period	$10.17	$9.56	$8.50	$9.59	$8.88	$8.83	$9.41	$9.35	$8.50	$7.93
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$17.39	$14.11	$17.46	$16.66	$14.23	$15.35	$14.47	$11.68	$10.64	$11.65
Value at end of period	$16.98	$17.39	$14.11	$17.46	$16.66	$14.23	$15.35	$14.47	$11.68	$10.64

CFI 4

Condensed Financial Information (continued)

VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.33	$15.55	$16.81	$13.90	$13.99	$15.61	$15.86	$12.11	$10.73	$11.12
Value at end of period	$25.55	$20.33	$15.55	$16.81	$13.90	$13.99	$15.61	$15.86	$12.11	$10.73
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$11.39	$9.40	$10.77	$10.82	$10.98	$11.28	$9.18	$9.51	$8.70	$8.40
Value at end of period	$10.07	$11.39	$9.40	$10.77	$10.82	$10.98	$11.28	$9.18	$9.51	$8.70
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$12.16	$9.69	$11.29	$9.84	$9.62	$9.91	$9.31	$7.32	$6.92	$7.69
Value at end of period	$13.93	$12.16	$9.69	$11.29	$9.84	$9.62	$9.91	$9.31	$7.32	$6.92
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$12.23	$10.35	$12.53	$11.29	$10.16	$11.45	$11.12	$8.73	$7.80	$8.45
Value at end of period	$11.48	$12.23	$10.35	$12.53	$11.29	$10.16	$11.45	$11.12	$8.73	$7.80
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$11.77	$10.39	$12.17	$11.63	$10.69	$11.57	$11.26	$9.55	$8.98	$9.62
Value at end of period	$12.21	$11.77	$10.39	$12.17	$11.63	$10.69	$11.57	$11.26	$9.55	$8.98
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$14.33	$11.52	$14.08	$10.93	$11.56	$11.77	$12.19	$10.17	$8.86	$10.21
Value at end of period	$17.27	$14.33	$11.52	$14.08	$10.93	$11.56	$11.77	$12.19	$10.17	$8.86
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$16.39	$13.76	$16.62	$15.49	$14.31	$15.65	$14.43	$11.63	$10.27	$10.69
Value at end of period	$15.50	$16.39	$13.76	$16.62	$15.49	$14.31	$15.65	$14.43	$11.63	$10.27
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$19.95	$15.42	$16.89	$14.35	$14.16	$14.71	$13.94	$10.93	$9.98	$10.99
Value at end of period	$24.81	$19.95	$15.42	$16.89	$14.35	$14.16	$14.71	$13.94	$10.93	$9.98
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.22	$16.11	$18.84	$17.18	$15.33	$17.46	$17.22	$14.07	$12.73	$13.61
Value at end of period	$18.30	$19.22	$16.11	$18.84	$17.18	$15.33	$17.46	$17.22	$14.07	$12.73
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$18.89	$15.30	$16.40	$13.02	$13.59	$13.00	$12.68	$9.65	$8.61	$9.22
Value at end of period	$24.35	$18.89	$15.30	$16.40	$13.02	$13.59	$13.00	$12.68	$9.65	$8.61

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95%
ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$11.02	$9.35	$10.14	$9.56	$9.35	$10.09	$9.72	$8.69	$8.30	$8.38
Value at end of period	$12.03	$11.02	$9.35	$10.14	$9.56	$9.35	$10.09	$9.72	$8.69	$8.30
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$12.74	$10.55	$12.15	$11.36	$10.16	$11.17	$10.84	$8.93	$8.04	$8.40
Value at end of period	$12.88	$12.74	$10.55	$12.15	$11.36	$10.16	$11.17	$10.84	$8.93	$8.04
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.03	$10.67	$12.43	$11.59	$11.10	$12.43	$12.13	$9.91	$9.19	$9.70
Value at end of period	$14.06	$13.03	$10.67	$12.43	$11.59	$11.10	$12.43	$12.13	$9.91	$9.19
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$10.11	$8.96	$10.15	$9.34	$9.14	$9.83	$9.77	$8.84	$8.21	$8.78
Value at end of period	$10.61	$10.11	$8.96	$10.15	$9.34	$9.14	$9.83	$9.77	$8.84	$8.21

CFI 5

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$8.23	$8.05	$8.67	$8.35	$8.29	$9.14	$9.61	$10.57	$10.34	$10.52
Value at end of period	$8.51	$8.23	$8.05	$8.67	$8.35	$8.29	$9.14	$9.61	$10.57	$10.34
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$5.21	$5.39	$5.61	$5.89	$6.21	$6.55	$6.91	$7.30	$7.70	$8.13
Value at end of period	$4.95	$5.21	$5.39	$5.61	$5.89	$6.21	$6.55	$6.91	$7.30	$7.70
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$14.85	$12.16	$13.44	$11.79	$11.33	$12.14	$11.57	$9.35	$8.52	$9.02
Value at end of period	$16.50	$14.85	$12.16	$13.44	$11.79	$11.33	$12.14	$11.57	$9.35	$8.52
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.00	$12.18	$13.80	$11.68	$11.18	$11.71	$10.85	$8.62	$7.95	$8.40
Value at end of period	$16.47	$15.00	$12.18	$13.80	$11.68	$11.18	$11.71	$10.85	$8.62	$7.95
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$8.34	$8.02	$8.52	$8.56	$8.73	$9.16	$9.07	$9.58	$9.25	$9.08
Value at end of period	$8.34	$8.34	$8.02	$8.52	$8.56	$8.73	$9.16	$9.07	$9.58	$9.25
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$10.32	$8.71	$9.97	$9.27	$8.59	$9.49	$9.10	$7.34	$6.76	$6.89
Value at end of period	$10.39	$10.32	$8.71	$9.97	$9.27	$8.59	$9.49	$9.10	$7.34	$6.76
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$24.54	$19.78	$21.68	$18.72	$17.84	$18.50	$17.34	$13.89	$12.72	$13.15
Value at end of period	$28.26	$24.54	$19.78	$21.68	$18.72	$17.84	$18.50	$17.34	$13.89	$12.72
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$9.43	$8.67	$9.53	$9.10	$9.09	$9.62	$9.52	$8.96	$8.42	$8.74
Value at end of period	$9.86	$9.43	$8.67	$9.53	$9.10	$9.09	$9.62	$9.52	$8.96	$8.42
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$10.89	$9.36	$10.78	$9.65	$9.53	$10.18	$10.08	$8.69	$7.98	$8.68
Value at end of period	$11.80	$10.89	$9.36	$10.78	$9.65	$9.53	$10.18	$10.08	$8.69	$7.98
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$10.23	$9.06	$10.18	$9.38	$9.29	$9.86	$9.75	$8.83	$8.21	$8.71
Value at end of period	$10.93	$10.23	$9.06	$10.18	$9.38	$9.29	$9.86	$9.75	$8.83	$8.21
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$12.07	$9.92	$11.31	$11.32	$11.44	$11.70	$9.48	$9.78	$8.91	$8.57
Value at end of period	$10.71	$12.07	$9.92	$11.31	$11.32	$11.44	$11.70	$9.48	$9.78	$8.91
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$13.09	$11.03	$13.30	$11.92	$10.68	$11.99	$11.60	$9.07	$8.07	$8.70
Value at end of period	$12.34	$13.09	$11.03	$13.30	$11.92	$10.68	$11.99	$11.60	$9.07	$8.07
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$12.53	$11.01	$12.84	$12.22	$11.19	$12.06	$11.68	$9.87	$9.24	$9.86
Value at end of period	$13.05	$12.53	$11.01	$12.84	$12.22	$11.19	$12.06	$11.68	$9.87	$9.24
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.11	$16.79	$19.55	$17.75	$15.77	$17.88	$17.57	$14.29	$12.87	$13.71
Value at end of period	$19.23	$20.11	$16.79	$19.55	$17.75	$15.77	$17.88	$17.57	$14.29	$12.87

CFI 6

Condensed Financial Information (continued)

TABLE IV
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95%
ASSUMED ANNUAL NET RETURN RATE OF 5.00%
(Selected data for annuity units outstanding throughout each period, unaudited)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$8.75	$7.54	$8.29	$7.93	$7.87	$8.62	$8.42	$7.64	$7.40	$7.58
Value at end of period	$9.42	$8.75	$7.54	$8.29	$7.93	$7.87	$8.62	$8.42	$7.64	$7.40
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$10.13	$8.51	$9.94	$9.43	$8.55	$9.54	$9.39	$7.85	$7.17	$7.60
Value at end of period	$10.09	$10.13	$8.51	$9.94	$9.43	$8.55	$9.54	$9.39	$7.85	$7.17
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$10.36	$8.60	$10.17	$9.62	$9.34	$10.62	$10.51	$8.71	$8.19	$8.78
Value at end of period	$11.01	$10.36	$8.60	$10.17	$9.62	$9.34	$10.62	$10.51	$8.71	$8.19
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$8.03	$7.22	$8.30	$7.75	$7.69	$8.40	$8.46	$7.77	$7.32	$7.94
Value at end of period	$8.31	$8.03	$7.22	$8.30	$7.75	$7.69	$8.40	$8.46	$7.77	$7.32
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$6.66	$6.61	$7.22	$7.05	$7.10	$7.95	$8.48	$9.45	$9.38	$9.69
Value at end of period	$6.79	$6.66	$6.61	$7.22	$7.05	$7.10	$7.95	$8.48	$9.45	$9.38
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$4.14	$4.35	$4.59	$4.88	$5.22	$5.59	$5.99	$6.41	$6.87	$7.35
Value at end of period	$3.87	$4.14	$4.35	$4.59	$4.88	$5.22	$5.59	$5.99	$6.41	$6.87
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$11.80	$9.81	$10.99	$9.78	$9.54	$10.37	$10.03	$8.22	$7.60	$8.16
Value at end of period	$12.92	$11.80	$9.81	$10.99	$9.78	$9.54	$10.37	$10.03	$8.22	$7.60
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$11.92	$9.82	$11.29	$9.69	$9.41	$10.00	$9.40	$7.57	$7.09	$7.59
Value at end of period	$12.90	$11.92	$9.82	$11.29	$9.69	$9.41	$10.00	$9.40	$7.57	$7.09
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$6.63	$6.47	$6.97	$7.10	$7.35	$7.83	$7.86	$8.42	$8.25	$8.21
Value at end of period	$6.53	$6.63	$6.47	$6.97	$7.10	$7.35	$7.83	$7.86	$8.42	$8.25
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$8.51	$7.28	$8.46	$7.98	$7.50	$8.41	$8.18	$6.69	$6.25	$6.47
Value at end of period	$8.45	$8.51	$7.28	$8.46	$7.98	$7.50	$8.41	$8.18	$6.69	$6.25
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.05	$17.21	$19.14	$16.76	$16.21	$17.05	$16.22	$13.18	$12.24	$12.83
Value at end of period	$23.89	$21.05	$17.21	$19.14	$16.76	$16.21	$17.05	$16.22	$13.18	$12.24
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$7.49	$6.99	$7.80	$7.55	$7.65	$8.21	$8.25	$7.88	$7.51	$7.90
Value at end of period	$7.73	$7.49	$6.99	$7.80	$7.55	$7.65	$8.21	$8.25	$7.88	$7.51
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$8.66	$7.55	$8.82	$8.01	$8.02	$8.69	$8.73	$7.64	$7.12	$7.85
Value at end of period	$9.25	$8.66	$7.55	$8.82	$8.01	$8.02	$8.69	$8.73	$7.64	$7.12
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$8.13	$7.30	$8.32	$7.78	$7.82	$8.42	$8.45	$7.76	$7.32	$7.88
Value at end of period	$8.56	$8.13	$7.30	$8.32	$7.78	$7.82	$8.42	$8.45	$7.76	$7.32
VY® CLARION REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$9.92	$8.26	$9.56	$9.71	$9.95	$10.32	$8.49	$8.89	$8.22	$8.01
Value at end of period	$8.67	$9.92	$8.26	$9.56	$9.71	$9.95	$10.32	$8.49	$8.89	$8.22

CFI 7

Condensed Financial Information (continued)

	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.40	$8.89	$10.88	$9.89	$8.99	$10.24	$10.05	$7.97	$7.20	$7.87
Value at end of period	$9.67	$10.40	$8.89	$10.88	$9.89	$8.99	$10.24	$10.05	$7.97	$7.20
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$10.14	$9.04	$10.69	$10.33	$9.59	$10.49	$10.31	$8.83	$8.39	$9.08
Value at end of period	$10.41	$10.14	$9.04	$10.69	$10.33	$9.59	$10.49	$10.31	$8.83	$8.39
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.25	$14.61	$17.26	$15.90	$14.33	$16.48	$16.43	$13.56	$12.39	$13.38
Value at end of period	$16.26	$17.25	$14.61	$17.26	$15.90	$14.33	$16.48	$16.43	$13.56	$12.39

CFI 8

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Voya Flexible Income Variable Annuity prospectus dated May 1, 2021.

____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.109622-21) dated May 1, 2021.

CONTRACT HOLDER’S SIGNATURE
DATE
PRO.109622-21

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information

dated May 1, 2021

Voya Flexible Income Annuity

A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the separate account) dated May 1, 2021.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contract	2
Income Payments	3
PERFORMANCE REPORTING	4
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of VOYA RETIREMENT Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA."

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACT

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled “Contract Purchase and Participation.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2020, 2019 and 2018 amounted to $67,609,346.50, $54,558,355.73 and $54,251,364.57, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) (“AUV”) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Currently only 3.5% assumed annual net return rate is available. Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units (“Annuity Units”) are determined in each of the designated subaccounts on the contract effective date. When you select variable income payments, your account value purchases Annuity Units of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. The number of Annuity Units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the AUV for that investment option on the contract effective date. The first payment will be calculated as of the 10th valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, AUV fluctuate from one valuation to the next (see “Calculating Variable Income Payments” in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a 10 valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:

Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the Annuity Unit on the contract effective date is 13.400000. The payment calculated as of the contract effective date is divided by the AUV to determine the number of Annuity Units (that is, $334.00/13.400000 = 24.925 Annuity Units). The number of Annuity Units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the 10th valuation before the payment due date by multiplying the number of Annuity Units by that date’s AUV.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of Annuity Units determined above.

AUVs are calculated on a daily basis by multiplying the AUV by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of Annuity Units by the new AUV.

PERFORMANCE REPORTING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2020, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2020
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2020

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Ernst & Young LLP
Suite 1000
55 Ivan Allen Jr. Boulevard
Atlanta, GA 30308

Tel: +1 404 874 8300
Fax: +1 404 817 5589 ey.com
ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 5, 2021

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AB VPS Growth and Income Portfolio - Class A
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
Ave Maria Rising Dividend Fund
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America℠ - Class R-4
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund℠ - Class R-3

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
ClearBridge Aggressive Growth Fund - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.
Columbia Large Cap Value Fund - Advisor Class
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia℠ Acorn® Fund - Class A Shares
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Smid Cap Growth Fund - Institutional Class
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Diversified Value Portfolio
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Equity 500 Index Fund - Class S
DWS Small Cap Growth Fund - Class S
Eaton Vance Large-Cap Value Fund - Class R Shares
Equity Income Portfolio
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Faederated Hermes International Leaders Fund - Institutional Shares
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Franklin Biotechnology Discovery Fund - Advisor Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Franklin Mutual Global Discovery Fund - Class R
Franklin Natural Resources Fund - Advisor Class
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth Fund - Class A
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Income Fund of America® - Class R-3
Inflation-Adjusted Bond Fund - Investor Class
Invesco American Value Fund - Class R5
Invesco Capital Appreciation Fund - Class A
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Energy Fund - Class R5
Invesco Floating Rate ESG Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco International Bond Fund - Class A
Invesco International Growth Fund - Class R5
Invesco International Small-Mid Company Fund - Class Y
Invesco Main Street Fund - Class A
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco Small Cap Growth Fund - Class A
Invesco Small Cap Value Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity Fund - Series I
Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Small Cap Value Fund - Retail Class
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Small Cap Value Fund - Class A
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Nuveen Global Infrastructure Fund - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Parnassus Core Equity Fund℠ - Investor Shares
Pax Sustainable Allocation Fund - Investor Class
PGIM Jennison Utility Fund - Class Z
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield Fund - Class A Shares
Pioneer High Yield VCT Portfolio - Class I
Pioneer Strategic Income Fund - Class A Shares
Royce Total Return Fund - Service Class
Small Company Growth Portfolio
SMALLCAP World Fund® - Class R-4
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Corporate Leaders 100 Fund - Class I
Voya Floating Rate Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Global Bond Portfolio - Adviser Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya GNMA Income Fund - Class A
Voya Government Money Market Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Index Solution Income Portfolio - Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Fund - Class A
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Russell™ Mid Cap Index Portfolio - Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund℠ - Class R-3
Washington Mutual Investors Fund℠ - Class R-4
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

Appendix
Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Calvert US Large-Cap Core Responsible Index Fund - Class A	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from June 4, 2019 (commencement of operations) through December 31, 2019
Vanguard® Total Bond Market Index Fund - Admiral™ Shares Vanguard® Total International Stock Index Fund - Admiral™ Shares	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from July 19, 2019 (commencement of operations) through December 31, 2019
Wells Fargo Small Company Value Fund - Class A	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from September 20, 2019 (commencement of operations) through December 31, 2019
Invesco Main Street Mid Cap Fund® - Class A	For the period from May 15, 2020 (commencement of operations) through December 31, 2020
MainStay CBRE Real Estate Fund - Class A	For the period from February 24, 2020 (commencement of operations) through December 31, 2020
USAA Precious Metals and Minerals Fund - Class A Shares	For the period from June 29, 2020 (commencement of operations) through December 31, 2020
Voya Index Solution 2065 Portfolio - Initial Class	For the period from August 24, 2020 (commencement of operations) through December 31, 2020
Voya Index Solution 2065 Portfolio - Service Class	For the period from October 22, 2020 (commencement of operations) through December 31, 2020
Voya Solution 2065 Portfolio - Service Class	For the period from August 12, 2020 (commencement of operations) through December 31, 2020

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Assets
Investments in mutual funds
at fair value	$164	$653	$22,876	$83	$312
Total assets	164	653	22,876	83	312
Net assets	$164	$653	$22,876	$83	$312

Net assets
Accumulation units	$164	$653	$22,876	$83	$312
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$164	$653	$22,876	$83	$312

Total number of mutual fund shares (whole number)	28,728	22,541	1,182,214	1,135	43,701

Cost of mutual fund shares	$158	$657	$16,976	$64	$323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,598	$3,850	$203	$830	$1,074
Total assets	1,598	3,850	203	830	1,074
Net assets	$1,598	$3,850	$203	$830	$1,074

Net assets
Accumulation units	$1,598	$3,850	$203	$830	$1,074
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,598	$3,850	$203	$830	$1,074

Total number of mutual fund shares (whole number)	29,956	139,906	4,243	25,122	19,535

Cost of mutual fund shares	$1,399	$2,902	$155	$833	$918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$405	$252,661	$50,156	$25	$92
Total assets	405	252,661	50,156	25	92
Net assets	$405	$252,661	$50,156	$25	$92

Net assets
Accumulation units	$405	$252,661	$50,156	$25	$92
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$405	$252,661	$50,156	$25	$92

Total number of mutual fund shares (whole number)	8,638	4,652,197	938,197	1,515	2,041

Cost of mutual fund shares	$378	$162,174	$35,244	$28	$79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$9	$395	$834	$37	$202
Total assets	9	395	834	37	202
Net assets	$9	$395	$834	$37	$202

Net assets
Accumulation units	$9	$395	$834	$37	$202
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9	$395	$834	$37	$202

Total number of mutual fund shares (whole number)	1,506	99,144	23,700	2,961	7,210

Cost of mutual fund shares	$8	$382	$746	$50	$133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I
Assets
Investments in mutual funds
at fair value	$52	$23	$359	$101	$59
Total assets	52	23	359	101	59
Net assets	$52	$23	$359	$101	$59

Net assets
Accumulation units	$52	$—	$359	$101	$—
Contracts in payout (annuitization)	—	23	—	—	59
Total net assets	$52	$23	$359	$101	$59

Total number of mutual fund shares (whole number)	3,268	216	6,892	20,837	1,981

Cost of mutual fund shares	$48	$17	$216	$107	$54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A
Assets
Investments in mutual funds
at fair value	$30,180	$45,196	$32,553	$12,770	$189
Total assets	30,180	45,196	32,553	12,770	189
Net assets	$30,180	$45,196	$32,553	$12,770	$189

Net assets
Accumulation units	$30,180	$44,995	$32,252	$12,770	$189
Contracts in payout (annuitization)	—	201	301	—	—
Total net assets	$30,180	$45,196	$32,553	$12,770	$189

Total number of mutual fund shares (whole number)	1,100,671	507,249	1,069,767	888,049	5,743

Cost of mutual fund shares	$25,838	$32,585	$34,303	$10,420	$156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	AllianzGI Dividend Value Fund - Class A	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$179	$8	$23	$77,907	$77,421
Total assets	179	8	23	77,907	77,421
Net assets	$179	$8	$23	$77,907	$77,421

Net assets
Accumulation units	$179	$8	$23	$77,907	$77,421
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$179	$8	$23	$77,907	$77,421

Total number of mutual fund shares (whole number)	16,046	269	1,738	1,386,003	1,372,477

Cost of mutual fund shares	$208	$5	$24	$52,118	$63,998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3
Assets
Investments in mutual funds
at fair value	$1,826	$97	$35,705	$11,886	$1,054
Total assets	1,826	97	35,705	11,886	1,054
Net assets	$1,826	$97	$35,705	$11,886	$1,054

Net assets
Accumulation units	$1,826	$97	$35,705	$11,886	$1,054
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,826	$97	$35,705	$11,886	$1,054

Total number of mutual fund shares (whole number)	60,822	4,052	2,822,550	319,518	15,282

Cost of mutual fund shares	$1,631	$87	$33,266	$11,644	$919

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$127,998	$1,951	$20,180	$97	$9,371
Total assets	127,998	1,951	20,180	97	9,371
Net assets	$127,998	$1,951	$20,180	$97	$9,371

Net assets
Accumulation units	$127,998	$1,951	$20,180	$97	$9,371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$127,998	$1,951	$20,180	$97	$9,371

Total number of mutual fund shares (whole number)	1,855,855	43,911	597,923	2,243	138,619

Cost of mutual fund shares	$102,920	$1,756	$22,635	$96	$9,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares
Assets
Investments in mutual funds
at fair value	$10,829	$1,066	$11,225	$35,936	$308
Total assets	10,829	1,066	11,225	35,936	308
Net assets	$10,829	$1,066	$11,225	$35,936	$308

Net assets
Accumulation units	$10,829	$1,066	$11,225	$35,936	$308
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,829	$1,066	$11,225	$35,936	$308

Total number of mutual fund shares (whole number)	312,889	52,787	143,879	486,671	15,409

Cost of mutual fund shares	$9,550	$1,104	$9,452	$28,476	$279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	Capital Income Builder® - Class R-4
Assets
Investments in mutual funds
at fair value	$14,194	$25,934	$16	$59,393	$7,663
Total assets	14,194	25,934	16	59,393	7,663
Net assets	$14,194	$25,934	$16	$59,393	$7,663

Net assets
Accumulation units	$14,194	$25,934	$16	$59,126	$7,663
Contracts in payout (annuitization)	—	—	—	267	—
Total net assets	$14,194	$25,934	$16	$59,393	$7,663

Total number of mutual fund shares (whole number)	749,443	1,880,661	486	23,568,586	121,649

Cost of mutual fund shares	$13,407	$25,340	$13	$49,154	$7,360

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$670	$1,706	$8,660	$94	$6,276
Total assets	670	1,706	8,660	94	6,276
Net assets	$670	$1,706	$8,660	$94	$6,276

Net assets
Accumulation units	$670	$1,706	$8,660	$94	$6,276
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$670	$1,706	$8,660	$94	$6,276

Total number of mutual fund shares (whole number)	11,370	111,217	141,902	7,391	541,927

Cost of mutual fund shares	$534	$1,699	$9,136	$99	$6,179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$3	$60	$63	$2,553	$34,304
Total assets	3	60	63	2,553	34,304
Net assets	$3	$60	$63	$2,553	$34,304

Net assets
Accumulation units	$3	$60	$63	$2,553	$34,304
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$60	$63	$2,553	$34,304

Total number of mutual fund shares (whole number)	227	2,605	1,386	42,718	531,271

Cost of mutual fund shares	$3	$51	$66	$2,396	$17,388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	DWS Small Cap Growth Fund - Class S	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24	$1,085	$3,121	$2,430	$20,147
Total assets	24	1,085	3,121	2,430	20,147
Net assets	$24	$1,085	$3,121	$2,430	$20,147

Net assets
Accumulation units	$24	$1,085	$3,121	$2,430	$20,147
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$24	$1,085	$3,121	$2,430	$20,147

Total number of mutual fund shares (whole number)	609	5,768	128,594	183,560	854,069

Cost of mutual fund shares	$18	$1,153	$2,700	$2,281	$19,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$178	$158	$1	$3,147	$357,550
Total assets	178	158	1	3,147	357,550
Net assets	$178	$158	$1	$3,147	$357,550

Net assets
Accumulation units	$178	$158	$1	$3,147	$357,550
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$178	$158	$1	$3,147	$357,550

Total number of mutual fund shares (whole number)	4,076	821	57	46,461	5,270,496

Cost of mutual fund shares	$163	$152	$1	$2,310	$230,809

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$24	$2,220	$1,504,973	$348,862	$17,022
Total assets	24	2,220	1,504,973	348,862	17,022
Net assets	$24	$2,220	$1,504,973	$348,862	$17,022

Net assets
Accumulation units	$24	$2,220	$1,496,409	$348,862	$17,022
Contracts in payout (annuitization)	—	—	8,564	—	—
Total net assets	$24	$2,220	$1,504,973	$348,862	$17,022

Total number of mutual fund shares (whole number)	573	58,907	31,242,945	938,835	998,926

Cost of mutual fund shares	$20	$1,913	$908,978	$184,006	$15,449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Assets
Investments in mutual funds
at fair value	$241,153	$529,088	$8,739	$27,873	$944
Total assets	241,153	529,088	8,739	27,873	944
Net assets	$241,153	$529,088	$8,739	$27,873	$944

Net assets
Accumulation units	$238,629	$528,031	$8,717	$27,873	$944
Contracts in payout (annuitization)	2,524	1,057	22	—	—
Total net assets	$241,153	$529,088	$8,739	$27,873	$944

Total number of mutual fund shares (whole number)	10,090,065	5,136,775	1,645,670	1,051,015	34,074

Cost of mutual fund shares	$216,599	$288,047	$8,787	$21,530	$1,006

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$462	$22	$254	$105,930	$107
Total assets	462	22	254	105,930	107
Net assets	$462	$22	$254	$105,930	$107

Net assets
Accumulation units	$462	$22	$254	$104,756	$107
Contracts in payout (annuitization)	—	—	—	1,174	—
Total net assets	$462	$22	$254	105,930	$107

Total number of mutual fund shares (whole number)	2,597	1,222	5,429	7,305,525	5,840

Cost of mutual fund shares	$401	$15	$204	$121,196	$103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4
Assets
Investments in mutual funds
at fair value	$10,019	$586,093	$—	$4	$2,386
Total assets	$10,019	$586,093	$—	$4	$2,386
Net assets	$10,019	$586,093	$—	$4	$2,386

Net assets
Accumulation units	$10,019	$586,093	$—	$4	$2,386
Contracts in payout (annuitization)	$—	$—	$—	$—	$—
Total net assets	$10,019	$586,093	$—	$4	$2,386

Total number of mutual fund shares (whole number)	$151,712	$8,768,598	$2	$155	$117,069

Cost of mutual fund shares	$7,032	$356,300	$—	$4	$1,969

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$748	$33,598	$177	$356	$14
Total assets	748	33,598	177	356	14
Net assets	$748	$33,598	$177	$356	$14

Net assets
Accumulation units	$748	$33,598	$177	$356	$14
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$748	$33,598	$177	$356	$14

Total number of mutual fund shares (whole number)	31,868	349,728	4,069	3,779	1,083

Cost of mutual fund shares	$713	$26,725	$121	$243	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares
Assets
Investments in mutual funds
at fair value	$78	$83	$9,304	$6,559	$1,173
Total assets	78	83	9,304	6,559	1,173
Net assets	$78	$83	$9,304	$6,559	$1,173

Net assets
Accumulation units	$78	$83	$9,304	$6,559	$1,173
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$78	$83	$9,304	$6,559	$1,173

Total number of mutual fund shares (whole number)	1,231	1,681	471,550	581,951	57,876

Cost of mutual fund shares	$49	$57	$8,282	$6,532	$1,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$464	$54	$9,957	$1,129	$229
Total assets	464	54	9,957	1,129	229
Net assets	$464	$54	$9,957	$1,129	$229

Net assets
Accumulation units	$464	$54	$9,957	$1,129	$229
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$464	$54	$9,957	$1,129	$229

Total number of mutual fund shares (whole number)	2,265	3,085	385,790	97,693	7,492

Cost of mutual fund shares	$480	$51	$11,513	$1,121	$174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$27	$8,592	$491	$255	$136
Total assets	27	8,592	491	255	136
Net assets	$27	$8,592	$491	$255	$136

Net assets
Accumulation units	$27	$8,592	$491	$255	$136
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$27	$8,592	$491	$255	$136

Total number of mutual fund shares (whole number)	2,421	2,035,901	16,921	17,374	11,274

Cost of mutual fund shares	$27	$8,524	$455	$275	$138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares
Assets
Investments in mutual funds
at fair value	$61,685	$631	$142	$32,327	$27,357
Total assets	61,685	631	142	32,327	27,357
Net assets	$61,685	$631	$142	$32,327	$27,357

Net assets
Accumulation units	$61,243	$631	$142	$32,327	$27,357
Contracts in payout (annuitization)	442	—	—	—	—
Total net assets	$61,685	$631	$142	$32,327	$27,357

Total number of mutual fund shares (whole number)	2,560,603	60,602	3,781	2,891,505	2,446,980

Cost of mutual fund shares	$54,108	$720	$110	$31,301	$26,637
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	MFS® International Intrinsic Value Fund - Class R3	MFS® New Discovery Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Assets
Investments in mutual funds
at fair value	$674	$573	$639	$5,342	$15,890
Total assets	674	573	639	5,342	15,890
Net assets	$674	$573	$639	$5,342	$15,890

Net assets
Accumulation units	$674	$573	$639	$5,342	$15,890
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$674	$573	$639	$5,342	$15,890

Total number of mutual fund shares (whole number)	13,149	15,869	9,085	126,625	374,860

Cost of mutual fund shares	$595	$452	$520	$4,721	$13,699

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$1,548	$328,125	$657	$1,863	$47,420	$44,694
Total assets	1,548	328,125	657	1,863	47,420	44,694
Net assets	$1,548	$328,125	$657	$1,863	$47,420	$44,694

Net assets
Accumulation units	$1,548	$328,125	$657	$1,863	$47,420	$44,694
Contracts in payout (annuitization)	—	—	—	—	—	—
Total net assets	$1,548	$328,125	$657	$1,863	$47,420	$44,694

Total number of mutual fund shares (whole number)	26,299	5,511,928	7,519	170,445	883,876	1,695,529

Cost of mutual fund shares	$1,141	$216,286	$506	$1,820	$37,742	$39,501

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$1,752	$79,381	$4,510	$423
Total assets	1,752	79,381	4,510	423
Net assets	$1,752	$79,381	$4,510	$423

Net assets
Accumulation units	$1,752	$79,381	$4,510	$423
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$1,752	$79,381	$4,510	$423

Total number of mutual fund shares (whole number)	303,087	5,702,671	124,117	44,402

Cost of mutual fund shares	$1,720	$74,484	$4,272	$422

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$838	$5	$14,436	$157	$10,251
Total assets	838	5	14,436	157	10,251
Net assets	$838	$5	$14,436	$157	$10,251

Net assets
Accumulation units	$838	$5	$14,436	$157	$10,251
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$838	$5	$14,436	$157	$10,251

Total number of mutual fund shares (whole number)	73,352	309	1,552,310	9,766	696,861

Cost of mutual fund shares	$789	$5	$14,397	$143	$9,672

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class
Assets
Investments in mutual funds
at fair value	$10	$5,036	$37,661	$63,468	$239
Total assets	10	5,036	37,661	63,468	239
Net assets	$10	$5,036	$37,661	$63,468	$239

Net assets
Accumulation units	$10	$5,036	$37,661	$63,468	$239
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10	$5,036	$37,661	$63,468	$239

Total number of mutual fund shares (whole number)	1,031	260,376	477,449	1,036,892	8,252

Cost of mutual fund shares	$11	$4,743	$25,062	$39,318	$224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$481	$12,825	$360	$19,065	$85,763
Total assets	481	12,825	360	19,065	85,763
Net assets	$481	$12,825	$360	$19,065	$85,763

Net assets
Accumulation units	$481	$12,825	$360	$19,065	$85,763
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$481	$12,825	$360	$19,065	$85,763

Total number of mutual fund shares (whole number)	11,948	1,194,106	50,465	1,955,394	8,751,340

Cost of mutual fund shares	$416	$12,535	$358	$22,762	$107,585

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares
Assets
Investments in mutual funds
at fair value	$57	$19,391	$22,035	$129	$87
Total assets	57	19,391	22,035	129	87
Net assets	$57	$19,391	$22,035	$129	$87

Net assets
Accumulation units	$57	$19,391	$22,035	$129	$87
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$57	$19,391	$22,035	$129	$87

Total number of mutual fund shares (whole number)	2,470	1,997,016	1,062,952	11,059	2,691

Cost of mutual fund shares	$68	$18,743	$21,504	$126	$75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$125	$198	$72	$35	$7,864
Total assets	125	198	72	35	7,864
Net assets	$125	$198	$72	$35	$7,864

Net assets
Accumulation units	$125	$198	$72	$35	$7,864
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$125	$198	$72	$35	$7,864

Total number of mutual fund shares (whole number)	9,131	8,593	2,932	981	192,333

Cost of mutual fund shares	$126	$182	$60	$27	$7,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$9	$220,908	$67	$589	$3,729
Total assets	9	220,908	67	589	3,729
Net assets	$9	$220,908	$67	$589	$3,729

Net assets
Accumulation units	$9	$208,648	$67	$589	$3,729
Contracts in payout (annuitization)	—	12,260	—	—	—
Total net assets	$9	$220,908	$67	$589	$3,729

Total number of mutual fund shares (whole number)	208	13,445,381	5,988	65,611	435,176

Cost of mutual fund shares	$9	$163,638	$67	$595	$3,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$818	$485,083	$2,118	$4,981	$23
Total assets	818	485,083	2,118	4,981	23
Net assets	$818	$485,083	$2,118	$4,981	$23

Net assets
Accumulation units	$818	$472,835	$2,118	$4,981	$23
Contracts in payout (annuitization)	—	12,248	—	—	—
Total net assets	$818	$485,083	$2,118	$4,981	$23

Total number of mutual fund shares (whole number)	76,816	36,390,303	159,970	407,292	2,338

Cost of mutual fund shares	$789	$472,105	$2,056	$4,585	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$101,601	$366	$96	$708,598	$7,438
Total assets	101,601	366	96	708,598	7,438
Net assets	$101,601	$366	$96	$708,598	$7,438

Net assets
Accumulation units	$100,732	$366	$96	$707,485	$7,438
Contracts in payout (annuitization)	869	—	—	1,113	—
Total net assets	$101,601	$366	$96	$708,598	$7,438

Total number of mutual fund shares (whole number)	10,190,631	36,737	4,678	30,943,152	336,541

Cost of mutual fund shares	$99,818	$355	$81	$582,803	$6,324

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$15	$283,899	$1,338	$5	$42,300
Total assets	15	283,899	1,338	5	42,300
Net assets	$15	$283,899	$1,338	$5	$42,300

Net assets
Accumulation units	$15	$281,315	$1,338	$5	$42,300
Contracts in payout (annuitization)	—	2,584	—	—	—
Total net assets	$15	$283,899	$1,338	$5	$42,300

Total number of mutual fund shares (whole number)	1,301	24,794,683	118,959	504	2,233,358

Cost of mutual fund shares	$14	$283,791	$1,355	$5	$34,303

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$11	$60,878	$36	$1,243	$35,429
Total assets	11	60,878	36	1,243	35,429
Net assets	$11	$60,878	$36	$1,243	$35,429

Net assets
Accumulation units	$11	$60,878	$36	$—	$35,429
Contracts in payout (annuitization)	—	—	—	1,243	—
Total net assets	$11	$60,878	$36	$1,243	$35,429

Total number of mutual fund shares (whole number)	1,107	5,770,420	1,240	40,252	1,147,688

Cost of mutual fund shares	$10	$65,631	$43	$1,333	$37,815

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$29,975	$25,845	$128	$18,412	$32,983
Total assets	29,975	25,845	128	18,412	32,983
Net assets	$29,975	$25,845	$128	$18,412	$32,983

Net assets
Accumulation units	$29,975	$25,845	$128	$18,412	$32,983
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$29,975	$25,845	$128	$18,412	$32,983

Total number of mutual fund shares (whole number)	1,436,980	1,223,706	4,938	667,812	1,205,524

Cost of mutual fund shares	$32,520	$28,948	$88	$12,421	$23,853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$3	$56,972	$41,406	$471	$497,984
Total assets	3	56,972	41,406	471	497,984
Net assets	$3	$56,972	$41,406	$471	$497,984

Net assets
Accumulation units	$3	$56,972	$41,406	$471	$497,984
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$56,972	$41,406	$471	$497,984

Total number of mutual fund shares (whole number)	177	3,015,980	2,232,127	15,740	15,739,069

Cost of mutual fund shares	$2	$55,488	$40,521	$407	$431,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,169,756	$746	$97,378	$108	$9,191
Total assets	1,169,756	746	97,378	108	9,191
Net assets	$1,169,756	$746	$97,378	$108	$9,191

Net assets
Accumulation units	$1,169,756	$746	$96,900	$108	$9,191
Contracts in payout (annuitization)	—	—	478	—	—
Total net assets	$1,169,756	$746	$97,378	$108	$9,191

Total number of mutual fund shares (whole number)	36,970,791	78,806	9,886,071	6,087	518,078

Cost of mutual fund shares	$994,487	$873	$124,094	$80	$7,544

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$334,139	$270	$1,595	$149	$72,287
Total assets	334,139	270	1,595	149	72,287
Net assets	$334,139	$270	$1,595	$149	$72,287

Net assets
Accumulation units	$333,111	$270	$1,595	$149	$71,184
Contracts in payout (annuitization)	1,028	—	—	—	1,103
Total net assets	$334,139	$270	$1,595	$149	$72,287

Total number of mutual fund shares (whole number)	334,139,469	4,358	25,860	13,167	6,291,283

Cost of mutual fund shares	$334,139	$229	$1,359	$140	$68,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$654	$7,023	$2,167	$10,089	$9,524
Total assets	654	7,023	2,167	10,089	9,524
Net assets	$654	$7,023	$2,167	$10,089	$9,524

Net assets
Accumulation units	$646	$7,023	$2,167	$10,089	$9,524
Contracts in payout (annuitization)	8	—	—	—	—
Total net assets	$654	$7,023	$2,167	$10,089	$9,524

Total number of mutual fund shares (whole number)	57,013	566,390	180,248	822,942	728,697

Cost of mutual fund shares	$623	$6,345	$1,930	$9,008	$8,393

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,571	$8,622	$7,236	$3,378	$6,804
Total assets	2,571	8,622	7,236	3,378	6,804
Net assets	$2,571	$8,622	$7,236	$3,378	$6,804

Net assets
Accumulation units	$2,571	$8,622	$7,236	$3,378	$6,804
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,571	$8,622	$7,236	$3,378	$6,804

Total number of mutual fund shares (whole number)	203,085	668,391	523,977	253,583	501,047

Cost of mutual fund shares	$2,213	$7,376	$6,319	$2,868	$5,692

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,342	$2,277	$5,148	$4	$9
Total assets	3,342	2,277	5,148	4	9
Net assets	$3,342	$2,277	$5,148	$4	$9

Net assets
Accumulation units	$3,342	$2,277	$5,148	$4	$9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,342	$2,277	$5,148	$4	$9

Total number of mutual fund shares (whole number)	186,192	129,808	290,681	316	789

Cost of mutual fund shares	$2,957	$1,905	$4,411	$3	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,077	$780	$1,234	$169	$66,331
Total assets	1,077	780	1,234	169	66,331
Net assets	$1,077	$780	$1,234	$169	$66,331

Net assets
Accumulation units	$1,077	$780	$1,234	$169	$65,292
Contracts in payout (annuitization)	—	—	—	—	1,039
Total net assets	$1,077	$780	$1,234	$169	$66,331

Total number of mutual fund shares (whole number)	93,038	69,628	107,658	17,882	6,952,899

Cost of mutual fund shares	$1,016	$701	$1,137	$193	$72,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$54	$287	$14,803	$5,546	$146,667
Total assets	54	287	14,803	5,546	146,667
Net assets	$54	$287	$14,803	$5,546	$146,667

Net assets
Accumulation units	$54	$287	$14,803	$5,546	$146,667
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54	$287	$14,803	$5,546	$146,667

Total number of mutual fund shares (whole number)	5,714	23,672	1,184,237	463,348	11,885,523

Cost of mutual fund shares	$66	$264	$13,513	$5,104	$136,082

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$376	$14,901	$9,833	$170,550	$20
Total assets	376	14,901	9,833	170,550	20
Net assets	$376	$14,901	$9,833	$170,550	$20

Net assets
Accumulation units	$376	$14,901	$9,833	$170,550	$20
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$376	$14,901	$9,833	$170,550	$20

Total number of mutual fund shares (whole number)	30,832	1,183,524	827,683	13,720,800	1,632

Cost of mutual fund shares	$343	$13,822	$9,024	$159,847	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$11,145	$4,330	$126,807	$6,151	$1,207
Total assets	11,145	4,330	126,807	6,151	1,207
Net assets	$11,145	$4,330	$126,807	$6,151	$1,207

Net assets
Accumulation units	$11,145	$4,330	$126,807	$6,151	$1,207
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,145	$4,330	$126,807	$6,151	$1,207

Total number of mutual fund shares (whole number)	876,208	356,691	10,144,527	400,208	79,993

Cost of mutual fund shares	$10,238	$3,953	$116,229	$5,477	$1,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$39,566	$353	$6,601	$461	$11,849
Total assets	39,566	353	6,601	461	11,849
Net assets	$39,566	$353	$6,601	$461	$11,849

Net assets
Accumulation units	$39,566	$353	$6,601	$461	$11,849
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$39,566	$353	$6,601	$461	$11,849

Total number of mutual fund shares (whole number)	2,611,633	30,535	635,342	35,989	902,406

Cost of mutual fund shares	$34,744	$334	$6,082	$402	$10,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,245	$37,924	$8,319	$35	$33,478
Total assets	3,245	37,924	8,319	35	33,478
Net assets	$3,245	$37,924	$8,319	$35	$33,478

Net assets
Accumulation units	$3,245	$37,924	$8,319	$35	$33,478
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,245	$37,924	$8,319	$35	$33,478

Total number of mutual fund shares (whole number)	255,526	2,910,518	762,519	3,066	2,753,086

Cost of mutual fund shares	$2,888	$33,337	$7,523	$34	$32,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$62,126	$377	$183,870	$14,233	$153
Total assets	62,126	377	183,870	14,233	153
Net assets	$62,126	$377	$183,870	$14,233	$153

Net assets
Accumulation units	$61,507	$377	$182,733	$14,147	$153
Contracts in payout (annuitization)	619	—	1,137	86	—
Total net assets	$62,126	$377	$183,870	$14,233	$153

Total number of mutual fund shares (whole number)	5,198,802	14,494	6,373,294	703,199	9,802

Cost of mutual fund shares	$60,721	$299	$164,963	$13,801	$136

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,279	$238	$53,452	$1,591	$276,337
Total assets	6,279	238	53,452	1,591	276,337
Net assets	$6,279	$238	$53,452	$1,591	$276,337

Net assets
Accumulation units	$6,279	$238	$52,599	$1,591	$274,254
Contracts in payout (annuitization)	—	—	853	—	2,083
Total net assets	$6,279	$238	$53,452	$1,591	$276,337

Total number of mutual fund shares (whole number)	387,596	14,818	3,293,380	35,606	6,074,672

Cost of mutual fund shares	$6,426	$238	$52,625	$1,581	$271,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$1,000	$286	$681,765	$2,249	$202
Total assets	1,000	286	681,765	2,249	202
Net assets	$1,000	$286	$681,765	$2,249	$202

Net assets
Accumulation units	$1,000	$286	$678,170	$2,249	$202
Contracts in payout (annuitization)	—	—	3,595	—	—
Total net assets	$1,000	$286	$681,765	$2,249	$202

Total number of mutual fund shares (whole number)	22,150	12,776	28,754,320	99,682	13,045

Cost of mutual fund shares	$958	$226	$466,446	$1,815	$222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$18,652	$52,345	$454	$610,289	$1,388
Total assets	18,652	52,345	454	610,289	1,388
Net assets	$18,652	$52,345	$454	$610,289	$1,388

Net assets
Accumulation units	$18,652	$51,424	$454	$607,942	$1,388
Contracts in payout (annuitization)	—	921	—	2,347	—
Total net assets	$18,652	$52,345	$454	$610,289	$1,388

Total number of mutual fund shares (whole number)	1,159,211	3,298,376	34,525	40,150,576	96,365

Cost of mutual fund shares	$21,598	$60,659	$354	$427,559	$1,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,262	$713,552	$3,493	$9,533	$33,734
Total assets	1,262	713,552	3,493	9,533	33,734
Net assets	$1,262	$713,552	$3,493	$9,533	$33,734

Net assets
Accumulation units	$1,262	$711,466	$3,493	$9,533	$33,342
Contracts in payout (annuitization)	—	2,086	—	—	392
Total net assets	$1,262	$713,552	$3,493	$9,533	$33,734

Total number of mutual fund shares (whole number)	13,457	6,652,541	34,692	493,950	2,508,122

Cost of mutual fund shares	$1,074	$557,267	$2,870	$10,125	$31,345
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$78,267	$63,521	$1,587	$1,261,656	$298
Total assets	78,267	63,521	1,587	1,261,656	298
Net assets	$78,267	$63,521	$1,587	$1,261,656	$298

Net assets
Accumulation units	$77,576	$62,222	$1,587	$1,197,914	$298
Contracts in payout (annuitization)	691	1,299	—	63,742	—
Total net assets	$78,267	$63,521	$1,587	$1,261,656	$298

Total number of mutual fund shares (whole number)	4,953,580	4,176,288	54,168	42,195,855	10,181

Cost of mutual fund shares	$61,647	$53,114	$1,504	$1,178,016	$286

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$75,550	$10,150	$405,124	$130	$298,527
Total assets	75,550	10,150	405,124	130	298,527
Net assets	$75,550	$10,150	$405,124	$130	$298,527

Net assets
Accumulation units	$74,557	$10,150	$400,748	$130	$297,284
Contracts in payout (annuitization)	993	—	4,376	—	1,243
Total net assets	$75,550	$10,150	$405,124	$130	$298,527

Total number of mutual fund shares (whole number)	7,236,594	967,585	13,765,666	4,477	14,386,857

Cost of mutual fund shares	$69,562	$9,347	$271,225	$111	$282,848

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$43	$126,192	$146	$45,069	$11
Total assets	43	126,192	146	45,069	11
Net assets	$43	$126,192	$146	$45,069	$11

Net assets
Accumulation units	$43	$125,333	$146	$44,720	$11
Contracts in payout (annuitization)	—	859	—	349	—
Total net assets	$43	$126,192	$146	$45,069	$11

Total number of mutual fund shares (whole number)	2,117	5,899,560	6,924	4,063,943	955

Cost of mutual fund shares	$41	$121,147	$150	$39,316	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$140,664	$3,572	$229,256	$540	$493
Total assets	140,664	3,572	229,256	540	493
Net assets	$140,664	$3,572	$229,256	$540	$493

Net assets
Accumulation units	$137,781	$3,572	$229,256	$—	$493
Contracts in payout (annuitization)	2,883	—	—	540	—
Total net assets	$140,664	$3,572	$229,256	$540	$493

Total number of mutual fund shares (whole number)	2,500,691	63,999	8,021,539	19,039	20,959

Cost of mutual fund shares	$90,754	$2,223	$155,790	$327	$456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$19,713	$25,054	$204,187	$108,900	$140,744
Total assets	19,713	25,054	204,187	108,900	140,744
Net assets	$19,713	$25,054	$204,187	$108,900	$140,744

Net assets
Accumulation units	$19,713	$25,054	$204,187	$108,900	$138,834
Contracts in payout (annuitization)	—	—	—	—	1,910
Total net assets	$19,713	$25,054	$204,187	$108,900	$140,744

Total number of mutual fund shares (whole number)	846,771	559,741	15,421,948	6,994,236	7,570,930

Cost of mutual fund shares	$17,946	$17,982	$205,384	$96,121	$143,585

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$130	$31,403	$352,229	$1,247	$75,202
Total assets	130	31,403	352,229	1,247	75,202
Net assets	$130	$31,403	$352,229	$1,247	$75,202

Net assets
Accumulation units	$130	$31,403	$352,229	$1,247	$75,202
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$130	$31,403	$352,229	$1,247	$75,202

Total number of mutual fund shares (whole number)	7,247	2,774,122	18,998,303	72,879	2,641,431

Cost of mutual fund shares	$122	$30,503	$252,927	$901	$66,546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund℠ - Class R-3
Assets
Investments in mutual funds
at fair value	$58	$41,580	$68,206	$102,087	$1,031
Total assets	58	41,580	68,206	102,087	1,031
Net assets	$58	$41,580	$68,206	$102,087	$1,031

Net assets
Accumulation units	$58	$41,580	$68,206	$102,087	$1,031
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$41,580	$68,206	$102,087	$1,031

Total number of mutual fund shares (whole number)	2,242	1,483,407	3,340,135	4,144,831	20,758

Cost of mutual fund shares	$45	$39,400	$60,915	$94,818	$924

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$233,109	$9,387	$131	$106,929
Total assets	233,109	9,387	131	106,929
Net assets	$233,109	$9,387	$131	$106,929

Net assets
Accumulation units	$233,109	$9,387	$131	$106,929
Contracts in payout (annuitization)	—	—	—	—
Total net assets	$233,109	$9,387	$131	$106,929

Total number of mutual fund shares (whole number)	4,675,275	157,529	4,576	3,012,922

Cost of mutual fund shares	$187,022	$8,668	$117	$83,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$2	$10	$56	$—	$14
Expenses:
Mortality and expense risk charges	1	7	—	1	3
Total expenses	1	7	—	1	3
Net investment income (loss)	1	3	56	(1)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(11)	248	1	(8)
Capital gains distributions	—	32	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	—	21	248	4	(8)
Net unrealized appreciation
(depreciation) of investments	3	(15)	3,967	19	(2)
Net realized and unrealized gain (loss)
on investments	3	6	4,215	23	(10)
Net increase (decrease) in net assets
resulting from operations	$4	$9	$4,271	$22	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$13	$—	$8	$—	$9
Expenses:
Mortality and expense risk charges	16	22	12	1	6
Total expenses	16	22	12	1	6
Net investment income (loss)	(3)	(22)	(4)	(1)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	83	(1,457)	—	3
Capital gains distributions	36	—	92	24	84
Total realized gain (loss) on investments
and capital gains distributions	(1)	83	(1,365)	24	87
Net unrealized appreciation
(depreciation) of investments	217	948	643	48	12
Net realized and unrealized gain (loss)
on investments	216	1,031	(722)	72	99
Net increase (decrease) in net assets
resulting from operations	$213	$1,009	$(726)	$71	$102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco International Small-Mid Company Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$111	$—
Expenses:
Mortality and expense risk charges	9	9	2,299	197	—
Total expenses	9	9	2,299	197	—
Net investment income (loss)	(9)	(9)	(2,299)	(86)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	144	12,195	1,814	—
Capital gains distributions	81	52	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	94	196	12,195	1,814	2
Net unrealized appreciation
(depreciation) of investments	124	(55)	23,974	4,985	(2)
Net realized and unrealized gain (loss)
on investments	218	141	36,169	6,799	—
Net increase (decrease) in net assets
resulting from operations	$209	$132	$33,870	$6,713	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$1	$51	$4	$1
Expenses:
Mortality and expense risk charges	1	—	9	11	—
Total expenses	1	—	9	11	—
Net investment income (loss)	(1)	1	42	(7)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(3)	(36)	(112)	(10)
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	12	(3)	(36)	(112)	(10)
Net unrealized appreciation
(depreciation) of investments	—	—	9	106	(3)
Net realized and unrealized gain (loss)
on investments	12	(3)	(27)	(6)	(13)
Net increase (decrease) in net assets
resulting from operations	$11	$(2)	$15	$(13)	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$3	$—	$—	$2	$6
Expenses:
Mortality and expense risk charges	1	—	—	3	1
Total expenses	1	—	—	3	1
Net investment income (loss)	2	—	—	(1)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(1)	—	3	—
Capital gains distributions	—	—	2	11	—
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	2	14	—
Net unrealized appreciation
(depreciation) of investments	48	6	5	61	(2)
Net realized and unrealized gain (loss)
on investments	49	5	7	75	(2)
Net increase (decrease) in net assets
resulting from operations	$51	$5	$7	$74	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$1	$158	$27	$398	$—
Expenses:
Mortality and expense risk charges	1	215	380	313	97
Total expenses	1	215	380	313	97
Net investment income (loss)	—	(57)	(353)	85	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(593)	2,280	889	260
Capital gains distributions	5	358	2,784	6,860	853
Total realized gain (loss) on investments
and capital gains distributions	8	(235)	5,064	7,749	1,113
Net unrealized appreciation
(depreciation) of investments	(2)	5,058	8,038	(4,234)	1,874
Net realized and unrealized gain (loss)
on investments	6	4,823	13,102	3,515	2,987
Net increase (decrease) in net assets
resulting from operations	$6	$4,766	$12,749	$3,600	$2,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	AllianzGI Dividend Value Fund - Class A	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$3	$—	$—	$166
Expenses:
Mortality and expense risk charges	1	2	—	—	608
Total expenses	1	2	—	—	608
Net investment income (loss)	(1)	1	—	—	(442)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(29)	—	—	3,018
Capital gains distributions	25	—	—	—	3,860
Total realized gain (loss) on investments
and capital gains distributions	28	(29)	—	—	6,878
Net unrealized appreciation
(depreciation) of investments	26	14	—	(2)	12,229
Net realized and unrealized gain (loss)
on investments	54	(15)	—	(2)	19,107
Net increase (decrease) in net assets
resulting from operations	$53	$(14)	$—	$(2)	$18,665

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$834	$20	$1	$383	$181
Expenses:
Mortality and expense risk charges	685	11	1	305	129
Total expenses	685	11	1	305	129
Net investment income (loss)	149	9	—	78	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,560	44	(48)	141	28
Capital gains distributions	3,964	55	—	—	1,493
Total realized gain (loss) on investments
and capital gains distributions	6,524	99	(48)	141	1,521
Net unrealized appreciation
(depreciation) of investments	1,965	38	35	2,518	(478)
Net realized and unrealized gain (loss)
on investments	8,489	137	(13)	2,659	1,043
Net increase (decrease) in net assets
resulting from operations	$8,638	$146	$(13)	$2,737	$1,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$13	$1,903	$52	$14	$1
Expenses:
Mortality and expense risk charges	4	1,041	28	160	1
Total expenses	4	1,041	28	160	1
Net investment income (loss)	9	862	24	(146)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	3,308	77	(1,191)	(17)
Capital gains distributions	12	1,501	—	1,068	8
Total realized gain (loss) on investments
and capital gains distributions	(5)	4,809	77	(123)	(9)
Net unrealized appreciation
(depreciation) of investments	84	10,090	(15)	519	6
Net realized and unrealized gain (loss)
on investments	79	14,899	62	396	(3)
Net increase (decrease) in net assets
resulting from operations	$88	$15,761	$86	$250	$(3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$28	$23	$16	$18	$—
Expenses:
Mortality and expense risk charges	80	104	7	104	310
Total expenses	80	104	7	104	310
Net investment income (loss)	(52)	(81)	9	(86)	(310)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(220)	52	(20)	334	1,385
Capital gains distributions	446	322	45	446	1,481
Total realized gain (loss) on investments
and capital gains distributions	226	374	25	780	2,866
Net unrealized appreciation
(depreciation) of investments	297	326	2	957	2,962
Net realized and unrealized gain (loss)
on investments	523	700	27	1,737	5,828
Net increase (decrease) in net assets
resulting from operations	$471	$619	$36	$1,651	$5,518

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$4	$163	$390	$—	$818
Expenses:
Mortality and expense risk charges	2	134	196	—	567
Total expenses	2	134	196	—	567
Net investment income (loss)	2	29	194	—	251

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(227)	416	—	1,338
Capital gains distributions	3	135	791	—	1,688
Total realized gain (loss) on investments
and capital gains distributions	(3)	(92)	1,207	—	3,026
Net unrealized appreciation
(depreciation) of investments	24	651	378	2	4,034
Net realized and unrealized gain (loss)
on investments	21	559	1,585	2	7,060
Net increase (decrease) in net assets
resulting from operations	$23	$588	$1,779	$2	$7,311

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$244	$7	$46	$232	$—
Expenses:
Mortality and expense risk charges	68	3	16	91	1
Total expenses	68	3	16	91	1
Net investment income (loss)	176	4	30	141	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	6	(103)	(502)	(1)
Capital gains distributions	—	—	32	205	14
Total realized gain (loss) on investments
and capital gains distributions	7	6	(71)	(297)	13
Net unrealized appreciation
(depreciation) of investments	60	70	9	(413)	7
Net realized and unrealized gain (loss)
on investments	67	76	(62)	(710)	20
Net increase (decrease) in net assets
resulting from operations	$243	$80	$(32)	$(569)	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Columbia℠ Acorn® Fund - Institutional Class	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$—	$42	$—	$—	$1
Expenses:
Mortality and expense risk charges	—	52	—	1	1
Total expenses	—	52	—	1	1
Net investment income (loss)	—	(10)	—	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(553)	—	(6)	(6)
Capital gains distributions	—	154	—	1	2
Total realized gain (loss) on investments
and capital gains distributions	—	(399)	—	(5)	(4)
Net unrealized appreciation
(depreciation) of investments	1	628	—	3	(2)
Net realized and unrealized gain (loss)
on investments	1	229	—	(2)	(6)
Net increase (decrease) in net assets
resulting from operations	$1	$219	$—	$(3)	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	DWS Small Cap Growth Fund - Class S	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$17	$—	$—	$14	$52
Expenses:
Mortality and expense risk charges	17	—	—	9	—
Total expenses	17	—	—	9	—
Net investment income (loss)	—	—	—	5	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(326)	405	(3)	(4)	19
Capital gains distributions	—	1,807	—	175	—
Total realized gain (loss) on investments
and capital gains distributions	(326)	2,212	(3)	171	19
Net unrealized appreciation
(depreciation) of investments	177	14,128	7	(24)	318
Net realized and unrealized gain (loss)
on investments	(149)	16,340	4	147	337
Net increase (decrease) in net assets
resulting from operations	$(149)	$16,340	$4	$152	$389

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares
Net investment income (loss)
Investment income:
Dividends	$30	$295	$3	$3	$—
Expenses:
Mortality and expense risk charges	—	—	2	2	—
Total expenses	—	—	2	2	—
Net investment income (loss)	30	295	1	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	(155)	—	(1)	—
Capital gains distributions	8	—	—	8	—
Total realized gain (loss) on investments
and capital gains distributions	66	(155)	—	7	—
Net unrealized appreciation
(depreciation) of investments	116	937	1	5	—
Net realized and unrealized gain (loss)
on investments	182	782	1	12	—
Net increase (decrease) in net assets
resulting from operations	$212	$1,077	$2	$13	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$613	$—	$—	$3,351
Expenses:
Mortality and expense risk charges	15	2,589	—	44	12,851
Total expenses	15	2,589	—	44	12,851
Net investment income (loss)	(15)	(1,976)	—	(44)	(9,500)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	15,192	1	599	59,249
Capital gains distributions	—	—	—	173	6,992
Total realized gain (loss) on investments
and capital gains distributions	59	15,192	1	772	66,241
Net unrealized appreciation
(depreciation) of investments	549	55,351	3	(1)	300,569
Net realized and unrealized gain (loss)
on investments	608	70,543	4	771	366,810
Net increase (decrease) in net assets
resulting from operations	$593	$68,567	$4	$727	$357,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$5,385	$235	$3,962	$317	$418
Expenses:
Mortality and expense risk charges	3,488	186	2,250	4,228	97
Total expenses	3,488	186	2,250	4,228	97
Net investment income (loss)	1,897	49	1,712	(3,911)	321

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19,844	(34)	2,455	22,938	(126)
Capital gains distributions	1,037	207	10,376	40,514	—
Total realized gain (loss) on investments
and capital gains distributions	20,881	173	12,831	63,452	(126)
Net unrealized appreciation
(depreciation) of investments	28,366	1,794	(3,624)	99,714	(63)
Net realized and unrealized gain (loss)
on investments	49,247	1,967	9,207	163,166	(189)
Net increase (decrease) in net assets
resulting from operations	$51,144	$2,016	$10,919	$159,255	$132

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$108	$23	$—	$1	$—
Expenses:
Mortality and expense risk charges	262	5	4	—	2
Total expenses	262	5	4	—	2
Net investment income (loss)	(154)	18	(4)	1	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,780	(16)	—	(11)	9
Capital gains distributions	123	6	56	—	21
Total realized gain (loss) on investments
and capital gains distributions	1,903	(10)	56	(11)	30
Net unrealized appreciation
(depreciation) of investments	1,888	(74)	50	8	66
Net realized and unrealized gain (loss)
on investments	3,791	(84)	106	(3)	96
Net increase (decrease) in net assets
resulting from operations	$3,637	$(66)	$102	$(2)	$94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$1,376	$—	$—	$1,228	$—
Expenses:
Mortality and expense risk charges	866	1	57	4,761	—
Total expenses	866	1	57	4,761	—
Net investment income (loss)	510	(1)	(57)	(3,533)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,977)	(2)	290	30,714	—
Capital gains distributions	5,852	19	400	23,001	—
Total realized gain (loss) on investments
and capital gains distributions	(1,125)	17	690	53,715	—
Net unrealized appreciation
(depreciation) of investments	3,767	11	2,027	111,103	—
Net realized and unrealized gain (loss)
on investments	2,642	28	2,717	164,818	—
Net increase (decrease) in net assets
resulting from operations	$3,152	$27	$2,660	$161,285	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$8	$22	$—	$4
Expenses:
Mortality and expense risk charges	—	17	5	267	2
Total expenses	—	17	5	267	2
Net investment income (loss)	—	(9)	17	(267)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(12)	3	982	1
Capital gains distributions	—	—	—	2,477	2
Total realized gain (loss) on investments
and capital gains distributions	—	(12)	3	3,459	3
Net unrealized appreciation
(depreciation) of investments	—	417	8	5,456	16
Net realized and unrealized gain (loss)
on investments	—	405	11	8,915	19
Net increase (decrease) in net assets
resulting from operations	$—	$396	$28	$8,648	$21
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$—	$125
Expenses:
Mortality and expense risk charges	4	—	1	1	51
Total expenses	4	—	1	1	51
Net investment income (loss)	(4)	—	—	(1)	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	—	9	1	136
Capital gains distributions	20	—	3	6	—
Total realized gain (loss) on investments
and capital gains distributions	42	—	12	7	136
Net unrealized appreciation
(depreciation) of investments	12	1	(1)	14	680
Net realized and unrealized gain (loss)
on investments	54	1	11	21	816
Net increase (decrease) in net assets
resulting from operations	$50	$1	$11	$20	$890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net investment income (loss)
Investment income:
Dividends	$89	$9	$2	$—	$22
Expenses:
Mortality and expense risk charges	41	11	4	1	84
Total expenses	41	11	4	1	84
Net investment income (loss)	48	(2)	(2)	(1)	(62)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	135	(26)	(11)	—	(782)
Capital gains distributions	9	—	62	3	711
Total realized gain (loss) on investments
and capital gains distributions	144	(26)	51	3	(71)
Net unrealized appreciation
(depreciation) of investments	29	153	19	7	57
Net realized and unrealized gain (loss)
on investments	173	127	70	10	(14)
Net increase (decrease) in net assets
resulting from operations	$221	$125	$68	$9	$(76)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$13	$—	$—	$217	$6
Expenses:
Mortality and expense risk charges	12	1	—	75	4
Total expenses	12	1	—	75	4
Net investment income (loss)	1	(1)	—	142	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	6	—	(32)	(17)
Capital gains distributions	—	15	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	21	1	(32)	(17)
Net unrealized appreciation
(depreciation) of investments	7	53	—	30	(131)
Net realized and unrealized gain (loss)
on investments	16	74	1	(2)	(148)
Net increase (decrease) in net assets
resulting from operations	$17	$73	$1	$140	$(146)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Mainstay Winslow Large Cap Growth Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$3	$2	$603	$12	$—
Expenses:
Mortality and expense risk charges	2	1	543	2	—
Total expenses	2	1	543	2	—
Net investment income (loss)	1	1	60	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	—	3,880	(21)	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(52)	—	3,880	(21)	—
Net unrealized appreciation
(depreciation) of investments	35	2	(3,896)	(88)	—
Net realized and unrealized gain (loss)
on investments	(17)	2	(16)	(109)	—
Net increase (decrease) in net assets
resulting from operations	$(16)	$3	$44	$(99)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® International Intrinsic Value Fund - Class R3	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$505	$395	$3	$—
Expenses:
Mortality and expense risk charges	1	—	217	13	4
Total expenses	1	—	217	13	4
Net investment income (loss)	(1)	505	178	(10)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	90	280	189	3
Capital gains distributions	10	1,471	1,262	31	55
Total realized gain (loss) on investments
and capital gains distributions	22	1,561	1,542	220	58
Net unrealized appreciation
(depreciation) of investments	7	395	234	(18)	105
Net realized and unrealized gain (loss)
on investments	29	1,956	1,776	202	163
Net increase (decrease) in net assets
resulting from operations	$28	$2,461	$1,954	$192	$159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$40	$62	$—	$350
Expenses:
Mortality and expense risk charges	5	—	133	7	2,087
Total expenses	5	—	133	7	2,087
Net investment income (loss)	(5)	40	(71)	(7)	(1,737)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	41	(103)	41	6,262
Capital gains distributions	24	277	839	61	12,791
Total realized gain (loss) on investments
and capital gains distributions	28	318	736	102	19,053
Net unrealized appreciation
(depreciation) of investments	100	543	1,725	278	61,950
Net realized and unrealized gain (loss)
on investments	128	861	2,461	380	81,003
Net increase (decrease) in net assets
resulting from operations	$123	$901	$2,390	$373	$79,266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
Net investment income (loss)
Investment income:
Dividends	$1	$23	$266	$433	$23
Expenses:
Mortality and expense risk charges	9	23	320	420	14
Total expenses	9	23	320	420	14
Net investment income (loss)	(8)	—	(54)	13	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	90	(28)	788	204	(120)
Capital gains distributions	—	7	2,384	797	—
Total realized gain (loss) on investments
and capital gains distributions	90	(21)	3,172	1,001	(120)
Net unrealized appreciation
(depreciation) of investments	88	(81)	5,011	4,813	159
Net realized and unrealized gain (loss)
on investments	178	(102)	8,183	5,814	39
Net increase (decrease) in net assets
resulting from operations	$170	$(102)	$8,129	$5,827	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,089	$128	$25	$28	$—
Expenses:
Mortality and expense risk charges	617	53	4	6	—
Total expenses	617	53	4	6	—
Net investment income (loss)	472	75	21	22	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,064)	(125)	(71)	9	—
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1,064)	(125)	(71)	9	—
Net unrealized appreciation
(depreciation) of investments	8,313	(801)	(4)	22	—
Net realized and unrealized gain (loss)
on investments	7,249	(926)	(75)	31	—
Net increase (decrease) in net assets
resulting from operations	$7,721	$(851)	$(54)	$53	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment income:
Dividends	$768	$3	$179	$—	$60
Expenses:
Mortality and expense risk charges	144	2	90	—	51
Total expenses	144	2	90	—	51
Net investment income (loss)	624	1	89	—	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(334)	4	(289)	(1)	(108)
Capital gains distributions	—	1	—	2	75
Total realized gain (loss) on investments
and capital gains distributions	(334)	5	(289)	1	(33)
Net unrealized appreciation
(depreciation) of investments	(184)	(4)	637	(1)	149
Net realized and unrealized gain (loss)
on investments	(518)	1	348	—	116
Net increase (decrease) in net assets
resulting from operations	$106	$2	$437	$—	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$3	$261
Expenses:
Mortality and expense risk charges	281	—	1	4	114
Total expenses	281	—	1	4	114
Net investment income (loss)	(281)	—	—	(1)	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	844	1,340	(2)	—	42
Capital gains distributions	592	267	7	8	81
Total realized gain (loss) on investments
and capital gains distributions	1,436	1,607	5	8	123
Net unrealized appreciation
(depreciation) of investments	8,718	15,984	15	23	304
Net realized and unrealized gain (loss)
on investments	10,154	17,591	20	31	427
Net increase (decrease) in net assets
resulting from operations	$9,873	$17,591	$20	$30	$574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$5	$973	$4,126	$1	$306
Expenses:
Mortality and expense risk charges	2	92	872	—	—
Total expenses	2	92	872	—	—
Net investment income (loss)	3	881	3,254	1	306

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1,211)	(3,985)	(3)	(97)
Capital gains distributions	—	—	—	—	314
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1,211)	(3,985)	(3)	217
Net unrealized appreciation
(depreciation) of investments	(3)	(707)	(4,571)	(2)	361
Net realized and unrealized gain (loss)
on investments	(4)	(1,918)	(8,556)	(5)	578
Net increase (decrease) in net assets
resulting from operations	$(1)	$(1,037)	$(5,302)	$(4)	$884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Adviser Shares	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Diversified Value Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5	$2	$3
Expenses:
Mortality and expense risk charges	101	128	2	—	1
Total expenses	101	128	2	—	1
Net investment income (loss)	(101)	(128)	3	2	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,424	491	8	—	—
Capital gains distributions	—	—	—	—	18
Total realized gain (loss) on investments
and capital gains distributions	8,424	491	8	—	18
Net unrealized appreciation
(depreciation) of investments	(4,083)	531	2	11	(8)
Net realized and unrealized gain (loss)
on investments	4,341	1,022	10	11	10
Net increase (decrease) in net assets
resulting from operations	$4,240	$894	$13	$13	$12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$5	$—	$—	$81	$—
Expenses:
Mortality and expense risk charges	2	1	3	72	—
Total expenses	2	1	3	72	—
Net investment income (loss)	3	(1)	(3)	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(22)	21	—
Capital gains distributions	6	5	—	308	—
Total realized gain (loss) on investments
and capital gains distributions	6	5	(22)	329	—
Net unrealized appreciation
(depreciation) of investments	(3)	8	(6)	227	—
Net realized and unrealized gain (loss)
on investments	3	13	(28)	556	—
Net increase (decrease) in net assets
resulting from operations	$6	$12	$(31)	$565	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$4,980	$1	$—	$34	$75
Expenses:
Mortality and expense risk charges	2,229	—	1	9	32
Total expenses	2,229	—	1	9	32
Net investment income (loss)	2,751	1	(1)	25	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,501	(5)	(83)	(116)	4
Capital gains distributions	5,856	5	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	11,357	—	(83)	(116)	4
Net unrealized appreciation
(depreciation) of investments	4,942	1	126	64	38
Net realized and unrealized gain (loss)
on investments	16,299	1	43	(52)	42
Net increase (decrease) in net assets
resulting from operations	$19,050	$2	$42	$(27)	$85

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$25	$15,938	$68	$98	$1
Expenses:
Mortality and expense risk charges	4	3,980	7	30	—
Total expenses	4	3,980	7	30	—
Net investment income (loss)	21	11,958	61	68	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	903	9	34	—
Capital gains distributions	12	10,346	45	93	—
Total realized gain (loss) on investments
and capital gains distributions	8	11,249	54	127	—
Net unrealized appreciation
(depreciation) of investments	2	7,258	32	336	—
Net realized and unrealized gain (loss)
on investments	10	18,507	86	463	—
Net increase (decrease) in net assets
resulting from operations	$31	$30,465	$147	$531	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,439	$21	$—	$3,050	$16
Expenses:
Mortality and expense risk charges	763	2	—	5,344	47
Total expenses	763	2	—	5,344	47
Net investment income (loss)	4,676	19	—	(2,294)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,010)	(3)	—	5,051	(66)
Capital gains distributions	—	—	11	70,259	733
Total realized gain (loss) on investments
and capital gains distributions	(1,010)	(3)	11	75,310	667
Net unrealized appreciation
(depreciation) of investments	714	5	12	93,750	1,089
Net realized and unrealized gain (loss)
on investments	(296)	2	23	169,060	1,756
Net increase (decrease) in net assets
resulting from operations	$4,380	$21	$23	$166,766	$1,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$5,863	$25	$—	$734
Expenses:
Mortality and expense risk charges	—	2,503	8	—	211
Total expenses	—	2,503	8	—	211
Net investment income (loss)	—	3,360	17	—	523

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1,074)	(14)	—	2,032
Capital gains distributions	1	24,435	109	—	1,536
Total realized gain (loss) on investments
and capital gains distributions	1	23,361	95	—	3,568
Net unrealized appreciation
(depreciation) of investments	(1)	(15,565)	(47)	—	2,720
Net realized and unrealized gain (loss)
on investments	—	7,796	48	—	6,288
Net increase (decrease) in net assets
resulting from operations	$—	$11,156	$65	$—	$6,811

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$3,613	$1	$34	$868
Expenses:
Mortality and expense risk charges	—	503	—	12	331
Total expenses	—	503	—	12	331
Net investment income (loss)	—	3,110	1	22	537

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(1,466)	(1)	11	750
Capital gains distributions	—	5,036	4	132	3,856
Total realized gain (loss) on investments
and capital gains distributions	—	3,570	3	143	4,606
Net unrealized appreciation
(depreciation) of investments	1	(11,986)	(7)	(293)	(8,815)
Net realized and unrealized gain (loss)
on investments	1	(8,416)	(4)	(150)	(4,209)
Net increase (decrease) in net assets
resulting from operations	$1	$(5,306)	$(3)	$(128)	$(3,672)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$642	$496	$—	$84	$91
Expenses:
Mortality and expense risk charges	113	211	1	163	264
Total expenses	113	211	1	163	264
Net investment income (loss)	529	285	(1)	(79)	(173)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,058)	(1,991)	38	590	1,546
Capital gains distributions	2,285	2,029	13	920	1,735
Total realized gain (loss) on investments
and capital gains distributions	227	38	51	1,510	3,281
Net unrealized appreciation
(depreciation) of investments	151	(158)	(5)	2,900	4,892
Net realized and unrealized gain (loss)
on investments	378	(120)	46	4,410	8,173
Net increase (decrease) in net assets
resulting from operations	$907	$165	$45	$4,331	$8,000

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$5
Expenses:
Mortality and expense risk charges	—	202	334	—	1
Total expenses	—	202	334	—	1
Net investment income (loss)	—	(202)	(334)	—	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(2,141)	(1,997)	—	—
Capital gains distributions	—	—	—	—	33
Total realized gain (loss) on investments
and capital gains distributions	—	(2,141)	(1,997)	—	33
Net unrealized appreciation
(depreciation) of investments	1	9,777	7,491	—	31
Net realized and unrealized gain (loss)
on investments	1	7,636	5,494	—	64
Net increase (decrease) in net assets
resulting from operations	$1	$7,434	$5,160	$—	$68

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$6,952	$13,780	$30	$3,553	$2
Expenses:
Mortality and expense risk charges	1,968	9,930	3	635	—
Total expenses	1,968	9,930	3	635	—
Net investment income (loss)	4,984	3,850	27	2,918	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,068	19,124	(162)	(5,854)	1
Capital gains distributions	33,190	80,563	10	1,185	2
Total realized gain (loss) on investments
and capital gains distributions	37,258	99,687	(152)	(4,669)	3
Net unrealized appreciation
(depreciation) of investments	31,507	66,951	96	924	9
Net realized and unrealized gain (loss)
on investments	68,765	166,638	(56)	(3,745)	12
Net increase (decrease) in net assets
resulting from operations	$73,749	$170,488	$(29)	$(827)	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$196	$635	$1	$3	$25
Expenses:
Mortality and expense risk charges	76	2,010	—	1	12
Total expenses	76	2,010	—	1	12
Net investment income (loss)	120	(1,375)	1	2	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	—	(17)	—	(147)
Capital gains distributions	185	117	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	278	117	(13)	—	(147)
Net unrealized appreciation
(depreciation) of investments	639	—	15	31	305
Net realized and unrealized gain (loss)
on investments	917	117	2	31	158
Net increase (decrease) in net assets
resulting from operations	$1,037	$(1,258)	$3	$33	$171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$6	$2,010	$14	$253	$34
Expenses:
Mortality and expense risk charges	1	647	3	134	18
Total expenses	1	647	3	134	18
Net investment income (loss)	5	1,363	11	119	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(690)	5	793	18
Capital gains distributions	—	—	—	352	57
Total realized gain (loss) on investments
and capital gains distributions	6	(690)	5	1,145	75
Net unrealized appreciation
(depreciation) of investments	3	4,815	29	(137)	143
Net realized and unrealized gain (loss)
on investments	9	4,125	34	1,008	218
Net increase (decrease) in net assets
resulting from operations	$14	$5,488	$45	$1,127	$234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$148	$390	$34	$120	$333
Expenses:
Mortality and expense risk charges	59	210	15	64	196
Total expenses	59	210	15	64	196
Net investment income (loss)	89	180	19	56	137

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	1,492	31	152	1,641
Capital gains distributions	236	721	78	257	713
Total realized gain (loss) on investments
and capital gains distributions	273	2,213	109	409	2,354
Net unrealized appreciation
(depreciation) of investments	690	(381)	192	542	(630)
Net realized and unrealized gain (loss)
on investments	963	1,832	301	951	1,724
Net increase (decrease) in net assets
resulting from operations	$1,052	$2,012	$320	$1,007	$1,861

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$42	$82	$146	$24	$60
Expenses:
Mortality and expense risk charges	15	40	92	10	35
Total expenses	15	40	92	10	35
Net investment income (loss)	27	42	54	14	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	16	712	14	122
Capital gains distributions	111	205	307	62	146
Total realized gain (loss) on investments
and capital gains distributions	146	221	1,019	76	268
Net unrealized appreciation
(depreciation) of investments	284	621	(90)	219	434
Net realized and unrealized gain (loss)
on investments	430	842	929	295	702
Net increase (decrease) in net assets
resulting from operations	$457	$884	$983	$309	$727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$78	$12	$19
Expenses:
Mortality and expense risk charges	—	—	40	7	9
Total expenses	—	—	40	7	9
Net investment income (loss)	—	—	38	5	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	259	5	40
Capital gains distributions	—	—	70	14	19
Total realized gain (loss) on investments
and capital gains distributions	—	—	329	19	59
Net unrealized appreciation
(depreciation) of investments	—	—	(83)	46	43
Net realized and unrealized gain (loss)
on investments	—	—	246	65	102
Net increase (decrease) in net assets
resulting from operations	$—	$—	$284	$70	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$5	$2,328	$2	$5	$292
Expenses:
Mortality and expense risk charges	1	609	—	1	104
Total expenses	1	609	—	1	104
Net investment income (loss)	4	1,719	2	4	188

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(576)	(4)	(13)	(4)
Capital gains distributions	20	7,899	6	11	520
Total realized gain (loss) on investments
and capital gains distributions	19	7,323	2	(2)	516
Net unrealized appreciation
(depreciation) of investments	(29)	(10,714)	(5)	17	1,116
Net realized and unrealized gain (loss)
on investments	(10)	(3,391)	(3)	15	1,632
Net increase (decrease) in net assets
resulting from operations	$(6)	$(1,672)	$(1)	$19	$1,820
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$96	$2,801	$7	$247	$147
Expenses:
Mortality and expense risk charges	29	1,238	1	98	50
Total expenses	29	1,238	1	98	50
Net investment income (loss)	67	1,563	6	149	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(2,643)	(2)	10	(85)
Capital gains distributions	217	5,630	27	759	580
Total realized gain (loss) on investments
and capital gains distributions	133	2,987	25	769	495
Net unrealized appreciation
(depreciation) of investments	217	12,066	17	874	504
Net realized and unrealized gain (loss)
on investments	350	15,053	42	1,643	999
Net increase (decrease) in net assets
resulting from operations	$417	$16,616	$48	$1,792	$1,096

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2,837	$—	$161	$59	$1,870
Expenses:
Mortality and expense risk charges	1,383	—	66	24	1,014
Total expenses	1,383	—	66	24	1,014
Net investment income (loss)	1,454	—	95	35	856

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,527)	—	(137)	17	(2,993)
Capital gains distributions	9,953	1	526	254	7,033
Total realized gain (loss) on investments
and capital gains distributions	6,426	1	389	271	4,040
Net unrealized appreciation
(depreciation) of investments	12,769	1	957	250	12,596
Net realized and unrealized gain (loss)
on investments	19,195	2	1,346	521	16,636
Net increase (decrease) in net assets
resulting from operations	$20,649	$2	$1,441	$556	$17,492

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$75	$10	$462	$4	$122
Expenses:
Mortality and expense risk charges	40	6	289	—	64
Total expenses	40	6	289	—	64
Net investment income (loss)	35	4	173	4	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(136)	340	6	8
Capital gains distributions	254	51	1,816	2	287
Total realized gain (loss) on investments
and capital gains distributions	260	(85)	2,156	8	295
Net unrealized appreciation
(depreciation) of investments	590	113	3,349	19	372
Net realized and unrealized gain (loss)
on investments	850	28	5,505	27	667
Net increase (decrease) in net assets
resulting from operations	$885	$32	$5,678	$31	$725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$10	$247	$63	$894	$175
Expenses:
Mortality and expense risk charges	2	49	15	313	78
Total expenses	2	49	15	313	78
Net investment income (loss)	8	198	48	581	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	64	56	511	(52)
Capital gains distributions	1	25	8	101	213
Total realized gain (loss) on investments
and capital gains distributions	33	89	64	612	161
Net unrealized appreciation
(depreciation) of investments	12	848	213	2,717	507
Net realized and unrealized gain (loss)
on investments	45	937	277	3,329	668
Net increase (decrease) in net assets
resulting from operations	$53	$1,135	$325	$3,910	$765

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$495	$792	$—	$—
Expenses:
Mortality and expense risk charges	—	140	430	1	1,365
Total expenses	—	140	430	1	1,365
Net investment income (loss)	—	355	362	(1)	(1,365)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(653)	(2,491)	(60)	(1,978)
Capital gains distributions	—	180	346	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(473)	(2,145)	(60)	(1,978)
Net unrealized appreciation
(depreciation) of investments	1	952	2,608	167	48,317
Net realized and unrealized gain (loss)
on investments	1	479	463	107	46,339
Net increase (decrease) in net assets
resulting from operations	$1	$834	$825	$106	$44,974

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$34	$4	$1,065
Expenses:
Mortality and expense risk charges	130	—	41	1	483
Total expenses	130	—	41	1	483
Net investment income (loss)	(130)	—	(7)	3	582

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(889)	—	(203)	—	2,033
Capital gains distributions	399	5	206	7	1,493
Total realized gain (loss) on investments
and capital gains distributions	(490)	5	3	7	3,526
Net unrealized appreciation
(depreciation) of investments	3,136	6	472	(13)	(5,653)
Net realized and unrealized gain (loss)
on investments	2,646	11	475	(6)	(2,127)
Net increase (decrease) in net assets
resulting from operations	$2,516	$11	$468	$(3)	$(1,545)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$20	$4,796	$15	$2	$6,690
Expenses:
Mortality and expense risk charges	5	2,516	6	1	5,906
Total expenses	5	2,516	6	1	5,906
Net investment income (loss)	15	2,280	9	1	784

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	5,587	(34)	(5)	13,314
Capital gains distributions	62	11,187	41	9	20,688
Total realized gain (loss) on investments
and capital gains distributions	56	16,774	7	4	34,002
Net unrealized appreciation
(depreciation) of investments	59	2,458	34	54	109,074
Net realized and unrealized gain (loss)
on investments	115	19,232	41	58	143,076
Net increase (decrease) in net assets
resulting from operations	$130	$21,512	$50	$59	$143,860

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$17	$2	$233	$547	$—
Expenses:
Mortality and expense risk charges	18	1	130	474	1
Total expenses	18	1	130	474	1
Net investment income (loss)	(1)	1	103	73	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(33)	(1,171)	(3,442)	12
Capital gains distributions	68	20	1,408	4,082	34
Total realized gain (loss) on investments
and capital gains distributions	84	(13)	237	640	46
Net unrealized appreciation
(depreciation) of investments	385	6	(697)	(1,950)	60
Net realized and unrealized gain (loss)
on investments	469	(7)	(460)	(1,310)	106
Net increase (decrease) in net assets
resulting from operations	$468	$(6)	$(357)	$(1,237)	$105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$506	$1	$—	$—	$—
Expenses:
Mortality and expense risk charges	5,255	10	4	5,252	23
Total expenses	5,255	10	4	5,252	23
Net investment income (loss)	(4,749)	(9)	(4)	(5,252)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26,486	41	12	26,254	37
Capital gains distributions	41,004	98	49	22,748	131
Total realized gain (loss) on investments
and capital gains distributions	67,490	139	61	49,002	168
Net unrealized appreciation
(depreciation) of investments	80,714	185	295	145,589	803
Net realized and unrealized gain (loss)
on investments	148,204	324	356	194,591	971
Net increase (decrease) in net assets
resulting from operations	$143,455	$315	$352	$189,339	$948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$183	$760	$1,425	$1,337	$14
Expenses:
Mortality and expense risk charges	75	296	677	550	5
Total expenses	75	296	677	550	5
Net investment income (loss)	108	464	748	787	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(27)	2,909	1,339	10
Capital gains distributions	1,773	1,046	5,676	2,762	144
Total realized gain (loss) on investments
and capital gains distributions	1,872	1,019	8,585	4,101	154
Net unrealized appreciation
(depreciation) of investments	(869)	1,401	(143)	1,611	64
Net realized and unrealized gain (loss)
on investments	1,003	2,420	8,442	5,712	218
Net increase (decrease) in net assets
resulting from operations	$1,111	$2,884	$9,190	$6,499	$227

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$15,685	$3	$1,857	$220	$5,854
Expenses:
Mortality and expense risk charges	12,520	2	592	113	3,765
Total expenses	12,520	2	592	113	3,765
Net investment income (loss)	3,165	1	1,265	107	2,089

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46,164	—	182	13	16,199
Capital gains distributions	111,224	26	—	—	32,925
Total realized gain (loss) on investments
and capital gains distributions	157,388	26	182	13	49,124
Net unrealized appreciation
(depreciation) of investments	11,258	15	(3,616)	(489)	911
Net realized and unrealized gain (loss)
on investments	168,646	41	(3,434)	(476)	50,035
Net increase (decrease) in net assets
resulting from operations	$171,811	$42	$(2,169)	$(369)	$52,124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$3	$3,842	$1	$1,280	$1
Expenses:
Mortality and expense risk charges	1	2,467	—	1,096	—
Total expenses	1	2,467	—	1,096	—
Net investment income (loss)	2	1,375	1	184	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	11,508	(3)	4,506	(2)
Capital gains distributions	18	—	—	1,342	2
Total realized gain (loss) on investments
and capital gains distributions	35	11,508	(3)	5,848	—
Net unrealized appreciation
(depreciation) of investments	(18)	3,893	5	(2,290)	3
Net realized and unrealized gain (loss)
on investments	17	15,401	2	3,558	3
Net increase (decrease) in net assets
resulting from operations	$19	$16,776	$3	$3,742	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,104	$—	$640	$15	$2,813
Expenses:
Mortality and expense risk charges	377	—	1,160	17	1,424
Total expenses	377	—	1,160	17	1,424
Net investment income (loss)	727	—	(520)	(2)	1,389

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(198)	—	5,911	336	7,554
Capital gains distributions	—	—	4,663	136	6,986
Total realized gain (loss) on investments
and capital gains distributions	(198)	—	10,574	472	14,540
Net unrealized appreciation
(depreciation) of investments	2,280	1	25,669	551	23,483
Net realized and unrealized gain (loss)
on investments	2,082	1	36,243	1,023	38,023
Net increase (decrease) in net assets
resulting from operations	$2,809	$1	$35,723	$1,021	$39,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$6	$5	$179	$36	$2,445
Expenses:
Mortality and expense risk charges	5	5	180	204	1,218
Total expenses	5	5	180	204	1,218
Net investment income (loss)	1	—	(1)	(168)	1,227

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	2	369	1,213	(8,131)
Capital gains distributions	18	14	534	1,325	22,469
Total realized gain (loss) on investments
and capital gains distributions	40	16	903	2,538	14,338
Net unrealized appreciation
(depreciation) of investments	51	(19)	(919)	4,099	11,970
Net realized and unrealized gain (loss)
on investments	91	(3)	(16)	6,637	26,308
Net increase (decrease) in net assets
resulting from operations	$92	$(3)	$(17)	$6,469	$27,535

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$933	$715	$1	$754	$327
Expenses:
Mortality and expense risk charges	688	1,177	1	228	2,305
Total expenses	688	1,177	1	228	2,305
Net investment income (loss)	245	(462)	—	526	(1,978)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,996)	(5,739)	(19)	388	(1,715)
Capital gains distributions	5,270	2,134	3	156	14,965
Total realized gain (loss) on investments
and capital gains distributions	3,274	(3,605)	(16)	544	13,250
Net unrealized appreciation
(depreciation) of investments	13,971	16,720	29	376	90,230
Net realized and unrealized gain (loss)
on investments	17,245	13,115	13	920	103,480
Net increase (decrease) in net assets
resulting from operations	$17,490	$12,653	$13	$1,446	$101,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$744	$448
Expenses:
Mortality and expense risk charges	6	580	—	270	540
Total expenses	6	580	—	270	540
Net investment income (loss)	(5)	(580)	—	474	(92)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	(1,610)	(6)	(2,246)	(4,251)
Capital gains distributions	66	285	—	1,328	6,653
Total realized gain (loss) on investments
and capital gains distributions	120	(1,325)	(6)	(918)	2,402
Net unrealized appreciation
(depreciation) of investments	295	16,909	20	5,288	11,679
Net realized and unrealized gain (loss)
on investments	415	15,584	14	4,370	14,081
Net increase (decrease) in net assets
resulting from operations	$410	$15,004	$14	$4,844	$13,989

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors Fund℠ - Class R-3	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$16	$4,030	$—	$1
Expenses:
Mortality and expense risk charges	635	6	2,158	76	1
Total expenses	635	6	2,158	76	1
Net investment income (loss)	(635)	10	1,872	(76)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10,293)	(15)	9,894	(328)	(1)
Capital gains distributions	9,364	14	3,055	1,219	—
Total realized gain (loss) on investments
and capital gains distributions	(929)	(1)	12,949	891	(1)
Net unrealized appreciation
(depreciation) of investments	21,083	18	(1,043)	1,168	4
Net realized and unrealized gain (loss)
on investments	20,154	17	11,906	2,059	3
Net increase (decrease) in net assets
resulting from operations	$19,519	$27	$13,778	$1,983	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$380
Expenses:
Mortality and expense risk charges	1,042
Total expenses	1,042
Net investment income (loss)	(662)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,252
Capital gains distributions	32
Total realized gain (loss) on investments
and capital gains distributions	6,284
Net unrealized appreciation
(depreciation) of investments	(7,281)
Net realized and unrealized gain (loss)
on investments	(997)
Net increase (decrease) in net assets
resulting from operations	$(1,659)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A
Net assets at January 1, 2019	$174	$572	$12,452	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	217	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	16
Net unrealized appreciation (depreciation)
of investments	27	56	2,618	5
Net increase (decrease) in net assets resulting from operations	33	125	3,087	20
Changes from principal transactions:
Total unit transactions	(40)	3	1,616	(11)
Increase (decrease) in net assets derived from
principal transactions	(40)	3	1,616	(11)
Total increase (decrease) in net assets	(7)	128	4,703	9
Net assets at December 31, 2019	167	700	17,155	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	56	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	21	248	4
Net unrealized appreciation (depreciation)
of investments	3	(15)	3,967	19
Net increase (decrease) in net assets resulting from operations	4	9	4,271	22
Changes from principal transactions:
Total unit transactions	(7)	(56)	1,450	(14)
Increase (decrease) in net assets derived from
principal transactions	(7)	(56)	1,450	(14)
Total increase (decrease) in net assets	(3)	(47)	5,721	8
Net assets at December 31, 2020	$164	$653	$22,876	$83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Floating Rate ESG Fund - Class R5	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Mid Cap Core Equity Fund - Class A
Net assets at January 1, 2019	$279	$910	$—	$3,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	—	—	(26)
Total realized gain (loss) on investments
and capital gains distributions	(1)	91	—	568
Net unrealized appreciation (depreciation)
of investments	5	221	—	220
Net increase (decrease) in net assets resulting from operations	20	312	—	762
Changes from principal transactions:
Total unit transactions	60	428	—	(41)
Increase (decrease) in net assets derived from
principal transactions	60	428	—	(41)
Total increase (decrease) in net assets	80	740	—	721
Net assets at December 31, 2019	359	1,650	—	3,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(3)	(22)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(8)	(1)	83	(1,365)
Net unrealized appreciation (depreciation)
of investments	(2)	217	948	643
Net increase (decrease) in net assets resulting from operations	1	213	1,009	(726)
Changes from principal transactions:
Total unit transactions	(48)	(265)	2,841	(3,099)
Increase (decrease) in net assets derived from
principal transactions	(48)	(265)	2,841	(3,099)
Total increase (decrease) in net assets	(47)	(52)	3,850	(3,825)
Net assets at December 31, 2020	$312	$1,598	$3,850	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y
Net assets at January 1, 2019	$91	$523	$543	$492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	10	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	9	56	46	5
Net unrealized appreciation (depreciation)
of investments	12	75	96	142
Net increase (decrease) in net assets resulting from operations	20	141	138	148
Changes from principal transactions:
Total unit transactions	3	51	114	130
Increase (decrease) in net assets derived from
principal transactions	3	51	114	130
Total increase (decrease) in net assets	23	192	252	278
Net assets at December 31, 2019	114	715	795	770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	(9)	(9)
Total realized gain (loss) on investments
and capital gains distributions	24	87	94	196
Net unrealized appreciation (depreciation)
of investments	48	12	124	(55)
Net increase (decrease) in net assets resulting from operations	71	102	209	132
Changes from principal transactions:
Total unit transactions	18	13	70	(497)
Increase (decrease) in net assets derived from
principal transactions	18	13	70	(497)
Total increase (decrease) in net assets	89	115	279	(365)
Net assets at December 31, 2020	$203	$830	$1,074	$405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
Net assets at January 1, 2019	$216,966	$42,564	$14	$132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,878)	43	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	15,684	2,527	1	10
Net unrealized appreciation (depreciation)
of investments	33,731	7,231	2	26
Net increase (decrease) in net assets resulting from operations	47,537	9,801	3	35
Changes from principal transactions:
Total unit transactions	(17,815)	(2,976)	9	(52)
Increase (decrease) in net assets derived from
principal transactions	(17,815)	(2,976)	9	(52)
Total increase (decrease) in net assets	29,722	6,825	12	(17)
Net assets at December 31, 2019	246,688	49,389	26	115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,299)	(86)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	12,195	1,814	2	12
Net unrealized appreciation (depreciation)
of investments	23,974	4,985	(2)	—
Net increase (decrease) in net assets resulting from operations	33,870	6,713	—	11
Changes from principal transactions:
Total unit transactions	(27,897)	(5,946)	(1)	(34)
Increase (decrease) in net assets derived from
principal transactions	(27,897)	(5,946)	(1)	(34)
Total increase (decrease) in net assets	5,973	767	(1)	(23)
Net assets at December 31, 2020	$252,661	$50,156	$25	$92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2019	$135	$533	$754	$44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	33	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(7)	(1)	29	(8)
Net unrealized appreciation (depreciation)
of investments	13	40	165	10
Net increase (decrease) in net assets resulting from operations	10	72	186	3
Changes from principal transactions:
Total unit transactions	(101)	195	62	—
Increase (decrease) in net assets derived from
principal transactions	(101)	195	62	—
Total increase (decrease) in net assets	(91)	267	248	3
Net assets at December 31, 2019	44	800	1,002	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	42	(7)	1
Total realized gain (loss) on investments
and capital gains distributions	(3)	(36)	(112)	(10)
Net unrealized appreciation (depreciation)
of investments	—	9	106	(3)
Net increase (decrease) in net assets resulting from operations	(2)	15	(13)	(12)
Changes from principal transactions:
Total unit transactions	(33)	(420)	(155)	2
Increase (decrease) in net assets derived from
principal transactions	(33)	(420)	(155)	2
Total increase (decrease) in net assets	(35)	(405)	(168)	(10)
Net assets at December 31, 2020	$9	$395	$834	$37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I
Net assets at January 1, 2019	$45	$60	$14	$231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	(12)	2	41
Net unrealized appreciation (depreciation)
of investments	23	30	3	29
Net increase (decrease) in net assets resulting from operations	24	17	5	70
Changes from principal transactions:
Total unit transactions	10	(32)	(1)	(9)
Increase (decrease) in net assets derived from
principal transactions	10	(32)	(1)	(9)
Total increase (decrease) in net assets	34	(15)	4	61
Net assets at December 31, 2019	79	45	18	292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	2	14
Net unrealized appreciation (depreciation)
of investments	48	6	5	61
Net increase (decrease) in net assets resulting from operations	51	5	7	74
Changes from principal transactions:
Total unit transactions	72	2	(2)	(7)
Increase (decrease) in net assets derived from
principal transactions	72	2	(2)	(7)
Total increase (decrease) in net assets	123	7	5	67
Net assets at December 31, 2020	$202	$52	$23	$359

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	Invesco V.I. American Franchise Fund - Series I
Net assets at January 1, 2019	$90	$53	$24,778	$26,539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	(181)	(315)
Total realized gain (loss) on investments
and capital gains distributions	—	11	1,821	6,121
Net unrealized appreciation (depreciation)
of investments	6	4	4,466	2,995
Net increase (decrease) in net assets resulting from operations	9	15	6,106	8,801
Changes from principal transactions:
Total unit transactions	(1)	(7)	(1,790)	(3,276)
Increase (decrease) in net assets derived from
principal transactions	(1)	(7)	(1,790)	(3,276)
Total increase (decrease) in net assets	8	8	4,316	5,525
Net assets at December 31, 2019	98	61	29,094	32,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	(57)	(353)
Total realized gain (loss) on investments
and capital gains distributions	—	8	(235)	5,064
Net unrealized appreciation (depreciation)
of investments	(2)	(2)	5,058	8,038
Net increase (decrease) in net assets resulting from operations	3	6	4,766	12,749
Changes from principal transactions:
Total unit transactions	—	(8)	(3,680)	383
Increase (decrease) in net assets derived from
principal transactions	—	(8)	(3,680)	383
Total increase (decrease) in net assets	3	(2)	1,086	13,132
Net assets at December 31, 2020	$101	$59	$30,180	$45,196
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	Alger Responsible Investing Fund - Class A	Alger Capital Appreciation Fund - Class A	AllianzGI Dividend Value Fund - Class A
Net assets at January 1, 2019	$27,039	$6,124	$115	$297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(70)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	5,086	777	13	37
Net unrealized appreciation (depreciation)
of investments	1,977	1,132	20	20
Net increase (decrease) in net assets resulting from operations	7,029	1,839	32	60
Changes from principal transactions:
Total unit transactions	(3,240)	(883)	(24)	(113)
Increase (decrease) in net assets derived from
principal transactions	(3,240)	(883)	(24)	(113)
Total increase (decrease) in net assets	3,789	956	8	(53)
Net assets at December 31, 2019	30,828	7,080	123	244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	(97)	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	7,749	1,113	28	(29)
Net unrealized appreciation (depreciation)
of investments	(4,234)	1,874	26	14
Net increase (decrease) in net assets resulting from operations	3,600	2,890	53	(14)
Changes from principal transactions:
Total unit transactions	(1,875)	2,800	13	(51)
Increase (decrease) in net assets derived from
principal transactions	(1,875)	2,800	13	(51)
Total increase (decrease) in net assets	1,725	5,690	66	(65)
Net assets at December 31, 2020	$32,553	$12,770	$189	$179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	AllianzGI Large-Cap Value Fund - Institutional Class	AllianzGI Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Net assets at January 1, 2019	$6	$240	$46,429	$66,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(328)	190
Total realized gain (loss) on investments
and capital gains distributions	—	(99)	3,795	8,047
Net unrealized appreciation (depreciation)
of investments	1	134	11,415	6,920
Net increase (decrease) in net assets resulting from operations	1	34	14,882	15,157
Changes from principal transactions:
Total unit transactions	1	(245)	833	(7,413)
Increase (decrease) in net assets derived from
principal transactions	1	(245)	833	(7,413)
Total increase (decrease) in net assets	2	(211)	15,715	7,744
Net assets at December 31, 2019	8	29	62,144	74,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(442)	149
Total realized gain (loss) on investments
and capital gains distributions	—	—	6,878	6,524
Net unrealized appreciation (depreciation)
of investments	—	(2)	12,229	1,965
Net increase (decrease) in net assets resulting from operations	—	(2)	18,665	8,638
Changes from principal transactions:
Total unit transactions	—	(4)	(2,902)	(5,523)
Increase (decrease) in net assets derived from
principal transactions	—	(4)	(2,902)	(5,523)
Total increase (decrease) in net assets	—	(6)	15,763	3,115
Net assets at December 31, 2020	$8	$23	$77,907	$77,421

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net assets at January 1, 2019	$2,791	$315	$29,126	$9,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1	388	68
Total realized gain (loss) on investments
and capital gains distributions	185	(9)	(197)	383
Net unrealized appreciation (depreciation)
of investments	197	81	1,628	1,693
Net increase (decrease) in net assets resulting from operations	403	73	1,819	2,144
Changes from principal transactions:
Total unit transactions	(1,225)	75	(4,109)	(347)
Increase (decrease) in net assets derived from
principal transactions	(1,225)	75	(4,109)	(347)
Total increase (decrease) in net assets	(822)	148	(2,290)	1,797
Net assets at December 31, 2019	1,969	463	26,836	11,609

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	78	52
Total realized gain (loss) on investments
and capital gains distributions	99	(48)	141	1,521
Net unrealized appreciation (depreciation)
of investments	38	35	2,518	(478)
Net increase (decrease) in net assets resulting from operations	146	(13)	2,737	1,095
Changes from principal transactions:
Total unit transactions	(289)	(353)	6,132	(818)
Increase (decrease) in net assets derived from
principal transactions	(289)	(353)	6,132	(818)
Total increase (decrease) in net assets	(143)	(366)	8,869	277
Net assets at December 31, 2020	$1,826	$97	$35,705	$11,886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net assets at January 1, 2019	$889	$97,554	$9,173	$22,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	691	27	(16)
Total realized gain (loss) on investments
and capital gains distributions	80	9,715	419	312
Net unrealized appreciation (depreciation)
of investments	148	15,184	432	2,913
Net increase (decrease) in net assets resulting from operations	236	25,590	878	3,209
Changes from principal transactions:
Total unit transactions	(35)	(1,750)	(7,269)	(3,696)
Increase (decrease) in net assets derived from
principal transactions	(35)	(1,750)	(7,269)	(3,696)
Total increase (decrease) in net assets	201	23,840	(6,391)	(487)
Net assets at December 31, 2019	1,090	121,394	2,782	22,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	862	24	(146)
Total realized gain (loss) on investments
and capital gains distributions	(5)	4,809	77	(123)
Net unrealized appreciation (depreciation)
of investments	84	10,090	(15)	519
Net increase (decrease) in net assets resulting from operations	88	15,761	86	250
Changes from principal transactions:
Total unit transactions	(124)	(9,157)	(917)	(2,490)
Increase (decrease) in net assets derived from
principal transactions	(124)	(9,157)	(917)	(2,490)
Total increase (decrease) in net assets	(36)	6,604	(831)	(2,240)
Net assets at December 31, 2020	$1,054	$127,998	$1,951	$20,180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares
Net assets at January 1, 2019	$412	$9,051	$9,892	$769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(19)	(9)	9
Total realized gain (loss) on investments
and capital gains distributions	(29)	169	484	99
Net unrealized appreciation (depreciation)
of investments	107	1,908	2,078	97
Net increase (decrease) in net assets resulting from operations	78	2,058	2,553	205
Changes from principal transactions:
Total unit transactions	(313)	(875)	(1,301)	(10)
Increase (decrease) in net assets derived from
principal transactions	(313)	(875)	(1,301)	(10)
Total increase (decrease) in net assets	(235)	1,183	1,252	195
Net assets at December 31, 2019	177	10,234	11,144	964

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(52)	(81)	9
Total realized gain (loss) on investments
and capital gains distributions	(9)	226	374	25
Net unrealized appreciation (depreciation)
of investments	6	297	326	2
Net increase (decrease) in net assets resulting from operations	(3)	471	619	36
Changes from principal transactions:
Total unit transactions	(77)	(1,334)	(934)	66
Increase (decrease) in net assets derived from
principal transactions	(77)	(1,334)	(934)	66
Total increase (decrease) in net assets	(80)	(863)	(315)	102
Net assets at December 31, 2020	$97	$9,371	$10,829	$1,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares
Net assets at January 1, 2019	$6,535	$24,939	$188	$11,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(184)	2	41
Total realized gain (loss) on investments
and capital gains distributions	584	2,191	6	13
Net unrealized appreciation (depreciation)
of investments	927	3,627	48	3,200
Net increase (decrease) in net assets resulting from operations	1,472	5,634	56	3,254
Changes from principal transactions:
Total unit transactions	(356)	(2,501)	25	(497)
Increase (decrease) in net assets derived from
principal transactions	(356)	(2,501)	25	(497)
Total increase (decrease) in net assets	1,116	3,133	81	2,757
Net assets at December 31, 2019	7,651	28,072	269	14,680

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(310)	2	29
Total realized gain (loss) on investments
and capital gains distributions	780	2,866	(3)	(92)
Net unrealized appreciation (depreciation)
of investments	957	2,962	24	651
Net increase (decrease) in net assets resulting from operations	1,651	5,518	23	588
Changes from principal transactions:
Total unit transactions	1,923	2,346	16	(1,074)
Increase (decrease) in net assets derived from
principal transactions	1,923	2,346	16	(1,074)
Total increase (decrease) in net assets	3,574	7,864	39	(486)
Net assets at December 31, 2020	$11,225	$35,936	$308	$14,194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Bond Fund of America℠ - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	Capital Income Builder® - Class R-4
Net assets at January 1, 2019	$10,636	$—	$45,323	$4,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	165	—	248	120
Total realized gain (loss) on investments
and capital gains distributions	207	—	3,886	67
Net unrealized appreciation (depreciation)
of investments	397	1	6,012	571
Net increase (decrease) in net assets resulting from operations	769	1	10,146	758
Changes from principal transactions:
Total unit transactions	3,552	7	(2,001)	658
Increase (decrease) in net assets derived from
principal transactions	3,552	7	(2,001)	658
Total increase (decrease) in net assets	4,321	8	8,145	1,416
Net assets at December 31, 2019	14,957	8	53,468	5,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	194	—	251	176
Total realized gain (loss) on investments
and capital gains distributions	1,207	—	3,026	7
Net unrealized appreciation (depreciation)
of investments	378	2	4,034	60
Net increase (decrease) in net assets resulting from operations	1,779	2	7,311	243
Changes from principal transactions:
Total unit transactions	9,198	6	(1,386)	1,429
Increase (decrease) in net assets derived from
principal transactions	9,198	6	(1,386)	1,429
Total increase (decrease) in net assets	10,977	8	5,925	1,672
Net assets at December 31, 2020	$25,934	$16	$59,393	$7,663

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Capital World Growth & Income Fund℠ - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia℠ Acorn® Fund - Class A Shares
Net assets at January 1, 2019	$557	$53	$7,400	$58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	8	149	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	44	962	(1)
Net unrealized appreciation (depreciation)
of investments	120	2	1,226	15
Net increase (decrease) in net assets resulting from operations	131	54	2,337	13
Changes from principal transactions:
Total unit transactions	(51)	1,256	1,255	(4)
Increase (decrease) in net assets derived from
principal transactions	(51)	1,256	1,255	(4)
Total increase (decrease) in net assets	80	1,310	3,592	9
Net assets at December 31, 2019	637	1,363	10,992	67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	30	141	(1)
Total realized gain (loss) on investments
and capital gains distributions	6	(71)	(297)	13
Net unrealized appreciation (depreciation)
of investments	70	9	(413)	7
Net increase (decrease) in net assets resulting from operations	80	(32)	(569)	19
Changes from principal transactions:
Total unit transactions	(47)	375	(1,763)	8
Increase (decrease) in net assets derived from
principal transactions	(47)	375	(1,763)	8
Total increase (decrease) in net assets	33	343	(2,332)	27
Net assets at December 31, 2020	$670	$1,706	$8,660	$94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Columbia℠ Acorn® Fund - Institutional Class	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2019	$5	$7,411	$2	$296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	(1,797)	—	(16)
Net unrealized appreciation (depreciation)
of investments	1	3,684	1	77
Net increase (decrease) in net assets resulting from operations	2	1,887	1	59
Changes from principal transactions:
Total unit transactions	2	(2,587)	(1)	(245)
Increase (decrease) in net assets derived from
principal transactions	2	(2,587)	(1)	(245)
Total increase (decrease) in net assets	4	(700)	—	(186)
Net assets at December 31, 2019	9	6,711	2	110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(10)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	(399)	—	(5)
Net unrealized appreciation (depreciation)
of investments	1	628	—	3
Net increase (decrease) in net assets resulting from operations	1	219	—	(3)
Changes from principal transactions:
Total unit transactions	(10)	(654)	1	(47)
Increase (decrease) in net assets derived from
principal transactions	(10)	(654)	1	(47)
Total increase (decrease) in net assets	(9)	(435)	1	(50)
Net assets at December 31, 2020	$—	$6,276	$3	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Small Cap Value Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	DWS Small Cap Growth Fund - Class S
Net assets at January 1, 2019	$51	$2,656	$11,472	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	56	587	(1)
Net unrealized appreciation (depreciation)
of investments	10	624	3,568	4
Net increase (decrease) in net assets resulting from operations	13	685	4,155	3
Changes from principal transactions:
Total unit transactions	12	(529)	1,195	2
Increase (decrease) in net assets derived from
principal transactions	12	(529)	1,195	2
Total increase (decrease) in net assets	25	156	5,350	5
Net assets at December 31, 2019	76	2,812	16,822	21

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	(326)	2,212	(3)
Net unrealized appreciation (depreciation)
of investments	(2)	177	14,128	7
Net increase (decrease) in net assets resulting from operations	(6)	(149)	16,340	4
Changes from principal transactions:
Total unit transactions	(7)	(110)	1,142	(1)
Increase (decrease) in net assets derived from
principal transactions	(7)	(110)	1,142	(1)
Total increase (decrease) in net assets	(13)	(259)	17,482	3
Net assets at December 31, 2020	$63	$2,553	$34,304	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	DWS Equity 500 Index Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2019	$646	$2,016	$1,050	$13,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	61	23	226
Total realized gain (loss) on investments
and capital gains distributions	83	47	(1)	661
Net unrealized appreciation (depreciation)
of investments	104	234	67	2,074
Net increase (decrease) in net assets resulting from operations	192	342	89	2,961
Changes from principal transactions:
Total unit transactions	(18)	287	179	1,746
Increase (decrease) in net assets derived from
principal transactions	(18)	287	179	1,746
Total increase (decrease) in net assets	174	629	268	4,707
Net assets at December 31, 2019	820	2,645	1,318	17,780

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	52	30	295
Total realized gain (loss) on investments
and capital gains distributions	171	19	66	(155)
Net unrealized appreciation (depreciation)
of investments	(24)	318	116	937
Net increase (decrease) in net assets resulting from operations	152	389	212	1,077
Changes from principal transactions:
Total unit transactions	113	87	900	1,290
Increase (decrease) in net assets derived from
principal transactions	113	87	900	1,290
Total increase (decrease) in net assets	265	476	1,112	2,367
Net assets at December 31, 2020	$1,085	$3,121	$2,430	$20,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3
Net assets at January 1, 2019	$126	$156	$2	$3,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	1	22	—	136
Net unrealized appreciation (depreciation)
of investments	22	6	—	606
Net increase (decrease) in net assets resulting from operations	27	28	—	745
Changes from principal transactions:
Total unit transactions	15	(49)	(1)	(1,208)
Increase (decrease) in net assets derived from
principal transactions	15	(49)	(1)	(1,208)
Total increase (decrease) in net assets	42	(21)	(1)	(463)
Net assets at December 31, 2019	168	135	1	2,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	—	(15)
Total realized gain (loss) on investments
and capital gains distributions	—	7	—	59
Net unrealized appreciation (depreciation)
of investments	1	5	—	549
Net increase (decrease) in net assets resulting from operations	2	13	—	593
Changes from principal transactions:
Total unit transactions	8	10	—	(203)
Increase (decrease) in net assets derived from
principal transactions	8	10	—	(203)
Total increase (decrease) in net assets	10	23	—	390
Net assets at December 31, 2020	$178	$158	$1	$3,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-4	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2019	$275,861	$2	$2,475	$1,099,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	695	—	(26)	(6,128)
Total realized gain (loss) on investments
and capital gains distributions	19,073	—	232	160,918
Net unrealized appreciation (depreciation)
of investments	48,100	1	514	162,468
Net increase (decrease) in net assets resulting from operations	67,868	1	720	317,258
Changes from principal transactions:
Total unit transactions	(30,658)	7	385	(124,809)
Increase (decrease) in net assets derived from
principal transactions	(30,658)	7	385	(124,809)
Total increase (decrease) in net assets	37,210	8	1,105	192,449
Net assets at December 31, 2019	313,071	10	3,580	1,291,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,976)	—	(44)	(9,500)
Total realized gain (loss) on investments
and capital gains distributions	15,192	1	772	66,241
Net unrealized appreciation (depreciation)
of investments	55,351	3	(1)	300,569
Net increase (decrease) in net assets resulting from operations	68,567	4	727	357,310
Changes from principal transactions:
Total unit transactions	(24,088)	10	(2,087)	(143,920)
Increase (decrease) in net assets derived from
principal transactions	(24,088)	10	(2,087)	(143,920)
Total increase (decrease) in net assets	44,479	14	(1,360)	213,390
Net assets at December 31, 2020	$357,550	$24	$2,220	$1,504,973

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net assets at January 1, 2019	$243,084	$14,470	$220,603	$319,689

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,455	93	2,305	(2,597)
Total realized gain (loss) on investments
and capital gains distributions	11,539	672	22,401	44,133
Net unrealized appreciation (depreciation)
of investments	59,139	1,628	29,584	58,967
Net increase (decrease) in net assets resulting from operations	73,133	2,393	54,290	100,503
Changes from principal transactions:
Total unit transactions	2,750	(577)	(24,158)	(32,761)
Increase (decrease) in net assets derived from
principal transactions	2,750	(577)	(24,158)	(32,761)
Total increase (decrease) in net assets	75,883	1,816	30,132	67,742
Net assets at December 31, 2019	318,967	16,286	250,735	387,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,897	49	1,712	(3,911)
Total realized gain (loss) on investments
and capital gains distributions	20,881	173	12,831	63,452
Net unrealized appreciation (depreciation)
of investments	28,366	1,794	(3,624)	99,714
Net increase (decrease) in net assets resulting from operations	51,144	2,016	10,919	159,255
Changes from principal transactions:
Total unit transactions	(21,249)	(1,280)	(20,501)	(17,598)
Increase (decrease) in net assets derived from
principal transactions	(21,249)	(1,280)	(20,501)	(17,598)
Total increase (decrease) in net assets	29,895	736	(9,582)	141,657
Net assets at December 31, 2020	$348,862	$17,022	$241,153	$529,088

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net assets at January 1, 2019	$7,738	$25,131	$1,325	$274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	336	195	11	(3)
Total realized gain (loss) on investments
and capital gains distributions	(118)	1,972	6	38
Net unrealized appreciation (depreciation)
of investments	839	4,055	248	54
Net increase (decrease) in net assets resulting from operations	1,057	6,222	265	89
Changes from principal transactions:
Total unit transactions	(184)	(2,726)	(491)	(40)
Increase (decrease) in net assets derived from
principal transactions	(184)	(2,726)	(491)	(40)
Total increase (decrease) in net assets	873	3,496	(226)	49
Net assets at December 31, 2019	8,611	28,627	1,099	323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	321	(154)	18	(4)
Total realized gain (loss) on investments
and capital gains distributions	(126)	1,903	(10)	56
Net unrealized appreciation (depreciation)
of investments	(63)	1,888	(74)	50
Net increase (decrease) in net assets resulting from operations	132	3,637	(66)	102
Changes from principal transactions:
Total unit transactions	(4)	(4,391)	(89)	37
Increase (decrease) in net assets derived from
principal transactions	(4)	(4,391)	(89)	37
Total increase (decrease) in net assets	128	(754)	(155)	139
Net assets at December 31, 2020	$8,739	$27,873	$944	$462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Investor Shares
Net assets at January 1, 2019	$12	$278	$95,726	$16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	109	—
Total realized gain (loss) on investments
and capital gains distributions	—	58	16,813	9
Net unrealized appreciation (depreciation)
of investments	1	30	6,205	(1)
Net increase (decrease) in net assets resulting from operations	1	85	23,127	8
Changes from principal transactions:
Total unit transactions	3	(1)	(8,318)	16
Increase (decrease) in net assets derived from
principal transactions	3	(1)	(8,318)	16
Total increase (decrease) in net assets	4	84	14,809	24
Net assets at December 31, 2019	16	362	110,535	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	510	(1)
Total realized gain (loss) on investments
and capital gains distributions	(11)	30	(1,125)	17
Net unrealized appreciation (depreciation)
of investments	8	66	3,767	11
Net increase (decrease) in net assets resulting from operations	(2)	94	3,152	27
Changes from principal transactions:
Total unit transactions	8	(202)	(7,757)	40
Increase (decrease) in net assets derived from
principal transactions	8	(202)	(7,757)	40
Total increase (decrease) in net assets	6	(108)	(4,605)	67
Net assets at December 31, 2020	$22	$254	$105,930	$107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4
Net assets at January 1, 2019	$9,942	$402,267	$—	$7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(1,326)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,057	54,858	—	—
Net unrealized appreciation (depreciation)
of investments	1,272	50,669	—	2
Net increase (decrease) in net assets resulting from operations	2,296	104,201	—	2
Changes from principal transactions:
Total unit transactions	(4,033)	(40,019)	—	—
Increase (decrease) in net assets derived from
principal transactions	(4,033)	(40,019)	—	—
Total increase (decrease) in net assets	(1,737)	64,182	—	2
Net assets at December 31, 2019	8,205	466,449	—	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	(3,533)	—	—
Total realized gain (loss) on investments
and capital gains distributions	690	53,715	—	—
Net unrealized appreciation (depreciation)
of investments	2,027	111,103	—	—
Net increase (decrease) in net assets resulting from operations	2,660	161,285	—	—
Changes from principal transactions:
Total unit transactions	(846)	(41,641)	—	(5)
Increase (decrease) in net assets derived from
principal transactions	(846)	(41,641)	—	(5)
Total increase (decrease) in net assets	1,814	119,644	—	(5)
Net assets at December 31, 2020	$10,019	$586,093	$—	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares
Net assets at January 1, 2019	$1,479	$907	$12,191	$147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	20	(172)	1
Total realized gain (loss) on investments
and capital gains distributions	(45)	48	2,408	9
Net unrealized appreciation (depreciation)
of investments	387	78	3,917	19
Net increase (decrease) in net assets resulting from operations	344	146	6,153	29
Changes from principal transactions:
Total unit transactions	(167)	(223)	3,420	(19)
Increase (decrease) in net assets derived from
principal transactions	(167)	(223)	3,420	(19)
Total increase (decrease) in net assets	177	(77)	9,573	10
Net assets at December 31, 2019	1,656	830	21,764	157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	17	(267)	2
Total realized gain (loss) on investments
and capital gains distributions	(12)	3	3,459	3
Net unrealized appreciation (depreciation)
of investments	417	8	5,456	16
Net increase (decrease) in net assets resulting from operations	396	28	8,648	21
Changes from principal transactions:
Total unit transactions	334	(110)	3,186	(1)
Increase (decrease) in net assets derived from
principal transactions	334	(110)	3,186	(1)
Total increase (decrease) in net assets	730	(82)	11,834	20
Net assets at December 31, 2020	$2,386	$748	$33,598	$177
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares
Net assets at January 1, 2019	$263	$13	$66	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	28	—	6	14
Net unrealized appreciation (depreciation)
of investments	63	1	13	5
Net increase (decrease) in net assets resulting from operations	88	1	19	18
Changes from principal transactions:
Total unit transactions	(7)	(1)	(1)	(20)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1)	(1)	(20)
Total increase (decrease) in net assets	81	—	18	(2)
Net assets at December 31, 2019	344	13	84	64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	42	—	12	7
Net unrealized appreciation (depreciation)
of investments	12	1	(1)	14
Net increase (decrease) in net assets resulting from operations	50	1	11	20
Changes from principal transactions:
Total unit transactions	(38)	—	(17)	(1)
Increase (decrease) in net assets derived from
principal transactions	(38)	—	(17)	(1)
Total increase (decrease) in net assets	12	1	(6)	19
Net assets at December 31, 2020	$356	$14	$78	$83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net assets at January 1, 2019	$1,490	$1,305	$736	$429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	36	8	(2)
Total realized gain (loss) on investments
and capital gains distributions	72	61	(9)	25
Net unrealized appreciation (depreciation)
of investments	397	(10)	149	62
Net increase (decrease) in net assets resulting from operations	491	87	148	85
Changes from principal transactions:
Total unit transactions	1,473	1,882	102	(114)
Increase (decrease) in net assets derived from
principal transactions	1,473	1,882	102	(114)
Total increase (decrease) in net assets	1,964	1,969	250	(29)
Net assets at December 31, 2019	3,454	3,274	986	400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	48	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	136	144	(26)	51
Net unrealized appreciation (depreciation)
of investments	680	29	153	19
Net increase (decrease) in net assets resulting from operations	890	221	125	68
Changes from principal transactions:
Total unit transactions	4,960	3,064	62	(4)
Increase (decrease) in net assets derived from
principal transactions	4,960	3,064	62	(4)
Total increase (decrease) in net assets	5,850	3,285	187	64
Net assets at December 31, 2020	$9,304	$6,559	$1,173	$464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Net assets at January 1, 2019	$26	$10,075	$415	$108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(90)	6	(1)
Total realized gain (loss) on investments
and capital gains distributions	4	310	(3)	26
Net unrealized appreciation (depreciation)
of investments	5	2,075	8	7
Net increase (decrease) in net assets resulting from operations	9	2,295	11	32
Changes from principal transactions:
Total unit transactions	4	(1,243)	39	(22)
Increase (decrease) in net assets derived from
principal transactions	4	(1,243)	39	(22)
Total increase (decrease) in net assets	13	1,052	50	10
Net assets at December 31, 2019	39	11,127	465	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(62)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	(71)	9	21
Net unrealized appreciation (depreciation)
of investments	7	57	7	53
Net increase (decrease) in net assets resulting from operations	9	(76)	17	73
Changes from principal transactions:
Total unit transactions	6	(1,094)	647	38
Increase (decrease) in net assets derived from
principal transactions	6	(1,094)	647	38
Total increase (decrease) in net assets	15	(1,170)	664	111
Net assets at December 31, 2020	$54	$9,957	$1,129	$229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net assets at January 1, 2019	$18	$5,944	$790	$820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	170	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(32)	60	(166)
Net unrealized appreciation (depreciation)
of investments	1	137	113	293
Net increase (decrease) in net assets resulting from operations	2	275	174	124
Changes from principal transactions:
Total unit transactions	—	944	(14)	(596)
Increase (decrease) in net assets derived from
principal transactions	—	944	(14)	(596)
Total increase (decrease) in net assets	2	1,219	160	(472)
Net assets at December 31, 2019	20	7,163	950	348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	142	2	1
Total realized gain (loss) on investments
and capital gains distributions	1	(32)	(17)	(52)
Net unrealized appreciation (depreciation)
of investments	—	30	(131)	35
Net increase (decrease) in net assets resulting from operations	1	140	(146)	(16)
Changes from principal transactions:
Total unit transactions	6	1,289	(313)	(77)
Increase (decrease) in net assets derived from
principal transactions	6	1,289	(313)	(77)
Total increase (decrease) in net assets	7	1,429	(459)	(93)
Net assets at December 31, 2020	$27	$8,592	$491	$255

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Mainstay Winslow Large Cap Growth Fund - Class R3
Net assets at January 1, 2019	$204	$61,697	$—	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(51)	—	—
Total realized gain (loss) on investments
and capital gains distributions	7	5,392	—	—
Net unrealized appreciation (depreciation)
of investments	26	7,416	—	—
Net increase (decrease) in net assets resulting from operations	34	12,757	—	—
Changes from principal transactions:
Total unit transactions	(110)	(6,056)	—	1
Increase (decrease) in net assets derived from
principal transactions	(110)	(6,056)	—	1
Total increase (decrease) in net assets	(76)	6,701	—	1
Net assets at December 31, 2019	128	68,398	—	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	60	10	—
Total realized gain (loss) on investments
and capital gains distributions	—	3,880	(21)	—
Net unrealized appreciation (depreciation)
of investments	2	(3,896)	(88)	—
Net increase (decrease) in net assets resulting from operations	3	44	(99)	—
Changes from principal transactions:
Total unit transactions	5	(6,757)	730	(3)
Increase (decrease) in net assets derived from
principal transactions	5	(6,757)	730	(3)
Total increase (decrease) in net assets	8	(6,713)	631	(3)
Net assets at December 31, 2020	$136	$61,685	$631	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® International Intrinsic Value Fund - Class R3
Net assets at January 1, 2019	$77	$20,298	$21,058	$647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	643	399	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	215	160	40
Net unrealized appreciation (depreciation)
of investments	21	1,096	1,186	143
Net increase (decrease) in net assets resulting from operations	29	1,954	1,745	182
Changes from principal transactions:
Total unit transactions	(2)	3,371	2,074	305
Increase (decrease) in net assets derived from
principal transactions	(2)	3,371	2,074	305
Total increase (decrease) in net assets	27	5,325	3,819	487
Net assets at December 31, 2019	104	25,623	24,877	1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	505	178	(10)
Total realized gain (loss) on investments
and capital gains distributions	22	1,561	1,542	220
Net unrealized appreciation (depreciation)
of investments	7	395	234	(18)
Net increase (decrease) in net assets resulting from operations	28	2,461	1,954	192
Changes from principal transactions:
Total unit transactions	10	4,243	526	(652)
Increase (decrease) in net assets derived from
principal transactions	10	4,243	526	(652)
Total increase (decrease) in net assets	38	6,704	2,480	(460)
Net assets at December 31, 2020	$142	$32,327	$27,357	$674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	MFS® New Discovery Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Net assets at January 1, 2019	$116	$373	$2,662	$12,231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4)	27	(67)
Total realized gain (loss) on investments
and capital gains distributions	15	30	327	953
Net unrealized appreciation (depreciation)
of investments	48	82	361	2,005
Net increase (decrease) in net assets resulting from operations	61	108	715	2,891
Changes from principal transactions:
Total unit transactions	120	30	367	(914)
Increase (decrease) in net assets derived from
principal transactions	120	30	367	(914)
Total increase (decrease) in net assets	181	138	1,082	1,977
Net assets at December 31, 2019	297	511	3,744	14,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(5)	40	(71)
Total realized gain (loss) on investments
and capital gains distributions	58	28	318	736
Net unrealized appreciation (depreciation)
of investments	105	100	543	1,725
Net increase (decrease) in net assets resulting from operations	159	123	901	2,390
Changes from principal transactions:
Total unit transactions	117	5	697	(708)
Increase (decrease) in net assets derived from
principal transactions	117	5	697	(708)
Total increase (decrease) in net assets	276	128	1,598	1,682
Net assets at December 31, 2020	$573	$639	$5,342	$15,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2019	$1,712	$177,548	$1,095	$1,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	531	2	28
Total realized gain (loss) on investments
and capital gains distributions	194	10,816	51	116
Net unrealized appreciation (depreciation)
of investments	209	41,261	138	355
Net increase (decrease) in net assets resulting from operations	404	52,608	191	499
Changes from principal transactions:
Total unit transactions	(890)	8,859	(516)	44
Increase (decrease) in net assets derived from
principal transactions	(890)	8,859	(516)	44
Total increase (decrease) in net assets	(486)	61,467	(325)	543
Net assets at December 31, 2019	1,226	239,015	770	2,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1,737)	(8)	—
Total realized gain (loss) on investments
and capital gains distributions	102	19,053	90	(21)
Net unrealized appreciation (depreciation)
of investments	278	61,950	88	(81)
Net increase (decrease) in net assets resulting from operations	373	79,266	170	(102)
Changes from principal transactions:
Total unit transactions	(51)	9,844	(283)	(344)
Increase (decrease) in net assets derived from
principal transactions	(51)	9,844	(283)	(344)
Total increase (decrease) in net assets	322	89,110	(113)	(446)
Net assets at December 31, 2020	$1,548	$328,125	$657	$1,863

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class
Net assets at January 1, 2019	$32,021	$35,911	$1,362	$70,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	201	43	592
Total realized gain (loss) on investments
and capital gains distributions	3,440	3,055	(73)	(1,582)
Net unrealized appreciation (depreciation)
of investments	5,688	3,564	183	6,144
Net increase (decrease) in net assets resulting from operations	9,124	6,820	153	5,154
Changes from principal transactions:
Total unit transactions	(1,484)	(2,379)	46	(4,077)
Increase (decrease) in net assets derived from
principal transactions	(1,484)	(2,379)	46	(4,077)
Total increase (decrease) in net assets	7,640	4,441	199	1,077
Net assets at December 31, 2019	39,661	40,352	1,561	71,157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	13	9	472
Total realized gain (loss) on investments
and capital gains distributions	3,172	1,001	(120)	(1,064)
Net unrealized appreciation (depreciation)
of investments	5,011	4,813	159	8,313
Net increase (decrease) in net assets resulting from operations	8,129	5,827	48	7,721
Changes from principal transactions:
Total unit transactions	(370)	(1,485)	143	503
Increase (decrease) in net assets derived from
principal transactions	(370)	(1,485)	143	503
Total increase (decrease) in net assets	7,759	4,342	191	8,224
Net assets at December 31, 2020	$47,420	$44,694	$1,752	$79,381

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I
Net assets at January 1, 2019	$11,896	$722	$562	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	148	33	13	—
Total realized gain (loss) on investments
and capital gains distributions	278	(4)	—	—
Net unrealized appreciation (depreciation)
of investments	2,189	65	41	—
Net increase (decrease) in net assets resulting from operations	2,615	94	54	—
Changes from principal transactions:
Total unit transactions	(3,313)	(36)	67	5
Increase (decrease) in net assets derived from
principal transactions	(3,313)	(36)	67	5
Total increase (decrease) in net assets	(698)	58	121	5
Net assets at December 31, 2019	11,198	780	683	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	21	22	—
Total realized gain (loss) on investments
and capital gains distributions	(125)	(71)	9	—
Net unrealized appreciation (depreciation)
of investments	(801)	(4)	22	—
Net increase (decrease) in net assets resulting from operations	(851)	(54)	53	—
Changes from principal transactions:
Total unit transactions	(5,837)	(303)	102	—
Increase (decrease) in net assets derived from
principal transactions	(5,837)	(303)	102	—
Total increase (decrease) in net assets	(6,688)	(357)	155	—
Net assets at December 31, 2020	$4,510	$423	$838	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	PGIM Jennison Utility Fund - Class Z	Columbia Large Cap Value Fund - Advisor Class	Royce Total Return Fund - Service Class
Net assets at January 1, 2019	$14,827	$128	$8,331	$3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	591	1	84	—
Total realized gain (loss) on investments
and capital gains distributions	(351)	10	345	—
Net unrealized appreciation (depreciation)
of investments	1,649	23	1,998	—
Net increase (decrease) in net assets resulting from operations	1,889	34	2,427	—
Changes from principal transactions:
Total unit transactions	(1,385)	14	401	3
Increase (decrease) in net assets derived from
principal transactions	(1,385)	14	401	3
Total increase (decrease) in net assets	504	48	2,828	3
Net assets at December 31, 2019	15,331	176	11,159	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	624	1	89	—
Total realized gain (loss) on investments
and capital gains distributions	(334)	5	(289)	1
Net unrealized appreciation (depreciation)
of investments	(184)	(4)	637	(1)
Net increase (decrease) in net assets resulting from operations	106	2	437	—
Changes from principal transactions:
Total unit transactions	(1,001)	(21)	(1,345)	4
Increase (decrease) in net assets derived from
principal transactions	(1,001)	(21)	(1,345)	4
Total increase (decrease) in net assets	(895)	(19)	(908)	4
Net assets at December 31, 2020	$14,436	$157	$10,251	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2019	$4,894	$20,382	$30,175	$788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(239)	166	—
Total realized gain (loss) on investments
and capital gains distributions	425	1,313	2,461	(33)
Net unrealized appreciation (depreciation)
of investments	812	5,010	6,321	124
Net increase (decrease) in net assets resulting from operations	1,249	6,084	8,948	91
Changes from principal transactions:
Total unit transactions	(21)	886	3,356	(652)
Increase (decrease) in net assets derived from
principal transactions	(21)	886	3,356	(652)
Total increase (decrease) in net assets	1,228	6,970	12,304	(561)
Net assets at December 31, 2019	6,122	27,352	42,479	227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(281)	—	—
Total realized gain (loss) on investments
and capital gains distributions	(33)	1,436	1,607	5
Net unrealized appreciation (depreciation)
of investments	149	8,718	15,984	15
Net increase (decrease) in net assets resulting from operations	125	9,873	17,591	20
Changes from principal transactions:
Total unit transactions	(1,211)	436	3,398	(8)
Increase (decrease) in net assets derived from
principal transactions	(1,211)	436	3,398	(8)
Total increase (decrease) in net assets	(1,086)	10,309	20,989	12
Net assets at December 31, 2020	$5,036	$37,661	$63,468	$239

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2019	$399	$6,183	$423	$24,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	204	8	1,352
Total realized gain (loss) on investments
and capital gains distributions	1	(52)	(8)	(823)
Net unrealized appreciation (depreciation)
of investments	96	253	33	(407)
Net increase (decrease) in net assets resulting from operations	99	405	33	122
Changes from principal transactions:
Total unit transactions	14	1,086	(104)	(2,093)
Increase (decrease) in net assets derived from
principal transactions	14	1,086	(104)	(2,093)
Total increase (decrease) in net assets	113	1,491	(71)	(1,971)
Net assets at December 31, 2019	512	7,674	352	22,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	147	3	881
Total realized gain (loss) on investments
and capital gains distributions	8	123	(1)	(1,211)
Net unrealized appreciation (depreciation)
of investments	23	304	(3)	(707)
Net increase (decrease) in net assets resulting from operations	30	574	(1)	(1,037)
Changes from principal transactions:
Total unit transactions	(61)	4,577	9	(2,428)
Increase (decrease) in net assets derived from
principal transactions	(61)	4,577	9	(2,428)
Total increase (decrease) in net assets	(31)	5,151	8	(3,465)
Net assets at December 31, 2020	$481	$12,825	$360	$19,065

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares
Net assets at January 1, 2019	$118,332	$42	$12,022	$13,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,422	1	276	(159)
Total realized gain (loss) on investments
and capital gains distributions	(3,455)	5	944	218
Net unrealized appreciation (depreciation)
of investments	(2,037)	3	2,128	5,349
Net increase (decrease) in net assets resulting from operations	(70)	9	3,348	5,408
Changes from principal transactions:
Total unit transactions	(15,107)	4	1,879	218
Increase (decrease) in net assets derived from
principal transactions	(15,107)	4	1,879	218
Total increase (decrease) in net assets	(15,177)	13	5,227	5,626
Net assets at December 31, 2019	103,155	55	17,249	18,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,254	1	306	(101)
Total realized gain (loss) on investments
and capital gains distributions	(3,985)	(3)	217	8,424
Net unrealized appreciation (depreciation)
of investments	(4,571)	(2)	361	(4,083)
Net increase (decrease) in net assets resulting from operations	(5,302)	(4)	884	4,240
Changes from principal transactions:
Total unit transactions	(12,090)	6	1,258	(23,141)
Increase (decrease) in net assets derived from
principal transactions	(12,090)	6	1,258	(23,141)
Total increase (decrease) in net assets	(17,392)	2	2,142	(18,901)
Net assets at December 31, 2020	$85,763	$57	19,391	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Diversified Value Portfolio
Net assets at January 1, 2019	$—	$—	$—	$112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	3
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	17
Net unrealized appreciation (depreciation)
of investments	—	—	1	5
Net increase (decrease) in net assets resulting from operations	—	1	1	25
Changes from principal transactions:
Total unit transactions	—	156	14	(25)
Increase (decrease) in net assets derived from
principal transactions	—	156	14	(25)
Total increase (decrease) in net assets	—	157	15	—
Net assets at December 31, 2019	—	157	15	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	3	2	2
Total realized gain (loss) on investments
and capital gains distributions	491	8	—	18
Net unrealized appreciation (depreciation)
of investments	531	2	11	(8)
Net increase (decrease) in net assets resulting from operations	894	13	13	12
Changes from principal transactions:
Total unit transactions	21,141	(41)	59	1
Increase (decrease) in net assets derived from
principal transactions	21,141	(41)	59	1
Total increase (decrease) in net assets	22,035	(28)	72	13
Net assets at December 31, 2020	$22,035	$129	$87	$125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A
Net assets at January 1, 2019	$169	$47	$435	$4,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	12	7	(66)	363
Net unrealized appreciation (depreciation)
of investments	23	6	149	860
Net increase (decrease) in net assets resulting from operations	38	12	81	1,224
Changes from principal transactions:
Total unit transactions	(26)	(3)	(227)	1,082
Increase (decrease) in net assets derived from
principal transactions	(26)	(3)	(227)	1,082
Total increase (decrease) in net assets	12	9	(146)	2,306
Net assets at December 31, 2019	181	56	289	6,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(3)	9
Total realized gain (loss) on investments
and capital gains distributions	6	5	(22)	329
Net unrealized appreciation (depreciation)
of investments	(3)	8	(6)	227
Net increase (decrease) in net assets resulting from operations	6	12	(31)	565
Changes from principal transactions:
Total unit transactions	11	4	(223)	694
Increase (decrease) in net assets derived from
principal transactions	11	4	(223)	694
Total increase (decrease) in net assets	17	16	(254)	1,259
Net assets at December 31, 2020	$198	$72	$35	$7,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Net assets at January 1, 2019	$8	$208,684	$60	$678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,871	1	17
Total realized gain (loss) on investments
and capital gains distributions	—	14,201	2	(78)
Net unrealized appreciation (depreciation)
of investments	2	18,495	12	235
Net increase (decrease) in net assets resulting from operations	2	35,567	15	174
Changes from principal transactions:
Total unit transactions	(2)	(22,823)	(17)	(125)
Increase (decrease) in net assets derived from
principal transactions	(2)	(22,823)	(17)	(125)
Total increase (decrease) in net assets	—	12,744	(2)	49
Net assets at December 31, 2019	8	221,428	58	727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,751	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	11,357	—	(83)
Net unrealized appreciation (depreciation)
of investments	—	4,942	1	126
Net increase (decrease) in net assets resulting from operations	—	19,050	2	42
Changes from principal transactions:
Total unit transactions	1	(19,570)	7	(769)
Increase (decrease) in net assets derived from
principal transactions	1	(19,570)	7	(769)
Total increase (decrease) in net assets	1	(520)	9	(727)
Net assets at December 31, 2020	$9	$220,908	$67	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2019	$2,318	$2,539	$836	$404,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	45	22	10,269
Total realized gain (loss) on investments
and capital gains distributions	(23)	(19)	5	1,471
Net unrealized appreciation (depreciation)
of investments	37	85	46	22,731
Net increase (decrease) in net assets resulting from operations	146	111	73	34,471
Changes from principal transactions:
Total unit transactions	1,107	(178)	(53)	(13,378)
Increase (decrease) in net assets derived from
principal transactions	1,107	(178)	(53)	(13,378)
Total increase (decrease) in net assets	1,253	(67)	20	21,093
Net assets at December 31, 2019	3,571	2,472	856	425,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	43	21	11,958
Total realized gain (loss) on investments
and capital gains distributions	(116)	4	8	11,249
Net unrealized appreciation (depreciation)
of investments	64	38	2	7,258
Net increase (decrease) in net assets resulting from operations	(27)	85	31	30,465
Changes from principal transactions:
Total unit transactions	(2,955)	1,172	(69)	29,071
Increase (decrease) in net assets derived from
principal transactions	(2,955)	1,172	(69)	29,071
Total increase (decrease) in net assets	(2,982)	1,257	(38)	59,536
Net assets at December 31, 2020	$589	$3,729	$818	$485,083
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2019	$2,103	$1,944	$41	$35,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	56	1	2,873
Total realized gain (loss) on investments
and capital gains distributions	(1)	123	(1)	(578)
Net unrealized appreciation (depreciation)
of investments	127	166	5	4,705
Net increase (decrease) in net assets resulting from operations	185	345	5	7,000
Changes from principal transactions:
Total unit transactions	(97)	126	(18)	62,878
Increase (decrease) in net assets derived from
principal transactions	(97)	126	(18)	62,878
Total increase (decrease) in net assets	88	471	(13)	69,878
Net assets at December 31, 2019	2,191	2,415	28	105,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	68	1	4,676
Total realized gain (loss) on investments
and capital gains distributions	54	127	—	(1,010)
Net unrealized appreciation (depreciation)
of investments	32	336	—	714
Net increase (decrease) in net assets resulting from operations	147	531	1	4,380
Changes from principal transactions:
Total unit transactions	(220)	2,035	(6)	(7,975)
Increase (decrease) in net assets derived from
principal transactions	(220)	2,035	(6)	(7,975)
Total increase (decrease) in net assets	(73)	2,566	(5)	(3,595)
Net assets at December 31, 2020	$2,118	$4,981	$23	$101,601

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2019	$19,881	$78	$483,586	$12,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	592	—	(1,173)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	98,080	1,167
Net unrealized appreciation (depreciation)
of investments	2,094	9	51,450	1,194
Net increase (decrease) in net assets resulting from operations	2,090	23	148,357	2,343
Changes from principal transactions:
Total unit transactions	(21,562)	(18)	(33,429)	(9,107)
Increase (decrease) in net assets derived from
principal transactions	(21,562)	(18)	(33,429)	(9,107)
Total increase (decrease) in net assets	(19,472)	5	114,928	(6,764)
Net assets at December 31, 2019	409	83	598,514	5,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	—	(2,294)	(31)
Total realized gain (loss) on investments
and capital gains distributions	(3)	11	75,310	667
Net unrealized appreciation (depreciation)
of investments	5	12	93,750	1,089
Net increase (decrease) in net assets resulting from operations	21	23	166,766	1,725
Changes from principal transactions:
Total unit transactions	(64)	(10)	(56,682)	(217)
Increase (decrease) in net assets derived from
principal transactions	(64)	(10)	(56,682)	(217)
Total increase (decrease) in net assets	(43)	13	110,084	1,508
Net assets at December 31, 2020	$366	$96	$708,598	$7,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2019	$15	$267,860	$1,241	$15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,252	14	—
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—
Net unrealized appreciation (depreciation)
of investments	2	29,787	179	—
Net increase (decrease) in net assets resulting from operations	3	61,510	284	—
Changes from principal transactions:
Total unit transactions	(2)	(25,681)	(294)	(10)
Increase (decrease) in net assets derived from
principal transactions	(2)	(25,681)	(294)	(10)
Total increase (decrease) in net assets	1	35,829	(10)	(10)
Net assets at December 31, 2019	16	303,689	1,231	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,360	17	—
Total realized gain (loss) on investments
and capital gains distributions	1	23,361	95	—
Net unrealized appreciation (depreciation)
of investments	(1)	(15,565)	(47)	—
Net increase (decrease) in net assets resulting from operations	—	11,156	65	—
Changes from principal transactions:
Total unit transactions	(1)	(30,946)	42	—
Increase (decrease) in net assets derived from
principal transactions	(1)	(30,946)	42	—
Total increase (decrease) in net assets	(1)	(19,790)	107	—
Net assets at December 31, 2020	$15	$283,899	$1,338	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net assets at January 1, 2019	$28,279	$20	$64,343	$35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	388	—	1,462	1
Total realized gain (loss) on investments
and capital gains distributions	2,050	—	1,300	—
Net unrealized appreciation (depreciation)
of investments	6,427	1	12,144	9
Net increase (decrease) in net assets resulting from operations	8,865	1	14,906	10
Changes from principal transactions:
Total unit transactions	2,165	(9)	(4,657)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,165	(9)	(4,657)	(1)
Total increase (decrease) in net assets	11,030	(8)	10,249	9
Net assets at December 31, 2019	39,309	12	74,592	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	523	—	3,110	1
Total realized gain (loss) on investments
and capital gains distributions	3,568	—	3,570	3
Net unrealized appreciation (depreciation)
of investments	2,720	1	(11,986)	(7)
Net increase (decrease) in net assets resulting from operations	6,811	1	(5,306)	(3)
Changes from principal transactions:
Total unit transactions	(3,820)	(2)	(8,408)	(5)
Increase (decrease) in net assets derived from
principal transactions	(3,820)	(2)	(8,408)	(5)
Total increase (decrease) in net assets	2,991	(1)	(13,714)	(8)
Net assets at December 31, 2020	$42,300	$11	$60,878	$36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2019	$1,419	$37,743	$27,328	$26,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	488	651	404
Total realized gain (loss) on investments
and capital gains distributions	82	1,797	1,534	1,609
Net unrealized appreciation (depreciation)
of investments	268	7,595	4,130	3,817
Net increase (decrease) in net assets resulting from operations	371	9,880	6,315	5,830
Changes from principal transactions:
Total unit transactions	(234)	(2,999)	(4,635)	(3,717)
Increase (decrease) in net assets derived from
principal transactions	(234)	(2,999)	(4,635)	(3,717)
Total increase (decrease) in net assets	137	6,881	1,680	2,113
Net assets at December 31, 2019	1,556	44,624	29,008	28,186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	537	529	285
Total realized gain (loss) on investments
and capital gains distributions	143	4,606	227	38
Net unrealized appreciation (depreciation)
of investments	(293)	(8,815)	151	(158)
Net increase (decrease) in net assets resulting from operations	(128)	(3,672)	907	165
Changes from principal transactions:
Total unit transactions	(185)	(5,523)	60	(2,506)
Increase (decrease) in net assets derived from
principal transactions	(185)	(5,523)	60	(2,506)
Total increase (decrease) in net assets	(313)	(9,195)	967	(2,341)
Net assets at December 31, 2020	$1,243	$35,429	$29,975	$25,845

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2019	$151	$11,355	$20,389	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(133)	(233)	—
Total realized gain (loss) on investments
and capital gains distributions	12	961	1,568	—
Net unrealized appreciation (depreciation)
of investments	35	2,560	4,768	6
Net increase (decrease) in net assets resulting from operations	46	3,388	6,103	6
Changes from principal transactions:
Total unit transactions	(7)	(446)	(397)	(27)
Increase (decrease) in net assets derived from
principal transactions	(7)	(446)	(397)	(27)
Total increase (decrease) in net assets	39	2,942	5,706	(21)
Net assets at December 31, 2019	190	14,297	26,095	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(79)	(173)	—
Total realized gain (loss) on investments
and capital gains distributions	51	1,510	3,281	—
Net unrealized appreciation (depreciation)
of investments	(5)	2,900	4,892	1
Net increase (decrease) in net assets resulting from operations	45	4,331	8,000	1
Changes from principal transactions:
Total unit transactions	(107)	(216)	(1,112)	(1)
Increase (decrease) in net assets derived from
principal transactions	(107)	(216)	(1,112)	(1)
Total increase (decrease) in net assets	(62)	4,115	6,888	—
Net assets at December 31, 2020	$128	$18,412	$32,983	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2019	$41,715	$30,497	$—	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	(113)	—	3
Total realized gain (loss) on investments
and capital gains distributions	11,817	9,118	—	18
Net unrealized appreciation (depreciation)
of investments	(1,383)	(1,264)	—	48
Net increase (decrease) in net assets resulting from operations	10,772	7,741	—	69
Changes from principal transactions:
Total unit transactions	(1,783)	810	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,783)	810	1	(4)
Total increase (decrease) in net assets	8,989	8,551	1	65
Net assets at December 31, 2019	50,704	39,048	1	363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(202)	(334)	—	4
Total realized gain (loss) on investments
and capital gains distributions	(2,141)	(1,997)	—	33
Net unrealized appreciation (depreciation)
of investments	9,777	7,491	—	31
Net increase (decrease) in net assets resulting from operations	7,434	5,160	—	68
Changes from principal transactions:
Total unit transactions	(1,166)	(2,802)	(1)	40
Increase (decrease) in net assets derived from
principal transactions	(1,166)	(2,802)	(1)	40
Total increase (decrease) in net assets	6,268	2,358	(1)	108
Net assets at December 31, 2020	$56,972	$41,406	$—	$471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2019	$326,569	$806,219	$803	$90,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,193	5,293	17	1,728
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777
Net unrealized appreciation (depreciation)
of investments	53,272	127,178	(26)	(5,327)
Net increase (decrease) in net assets resulting from operations	81,030	189,252	201	22,178
Changes from principal transactions:
Total unit transactions	23,938	35,319	(62)	(6,807)
Increase (decrease) in net assets derived from
principal transactions	23,938	35,319	(62)	(6,807)
Total increase (decrease) in net assets	104,968	224,571	139	15,371
Net assets at December 31, 2019	431,537	1,030,790	942	105,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,984	3,850	27	2,918
Total realized gain (loss) on investments
and capital gains distributions	37,258	99,687	(152)	(4,669)
Net unrealized appreciation (depreciation)
of investments	31,507	66,951	96	924
Net increase (decrease) in net assets resulting from operations	73,749	170,488	(29)	(827)
Changes from principal transactions:
Total unit transactions	(7,302)	(31,522)	(167)	(7,335)
Increase (decrease) in net assets derived from
principal transactions	(7,302)	(31,522)	(167)	(7,335)
Total increase (decrease) in net assets	66,447	138,966	(196)	(8,162)
Net assets at December 31, 2020	$497,984	$1,169,756	$746	$97,378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net assets at January 1, 2019	$91	$6,957	$237,575	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20)	2,947	3
Total realized gain (loss) on investments
and capital gains distributions	10	636	179	6
Net unrealized appreciation (depreciation)
of investments	12	1,184	—	3
Net increase (decrease) in net assets resulting from operations	22	1,800	3,126	12
Changes from principal transactions:
Total unit transactions	(17)	(299)	7,916	(5)
Increase (decrease) in net assets derived from
principal transactions	(17)	(299)	7,916	(5)
Total increase (decrease) in net assets	5	1,501	11,042	7
Net assets at December 31, 2019	96	8,458	248,617	58

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	120	(1,375)	1
Total realized gain (loss) on investments
and capital gains distributions	3	278	117	(13)
Net unrealized appreciation (depreciation)
of investments	9	639	—	15
Net increase (decrease) in net assets resulting from operations	14	1,037	(1,258)	3
Changes from principal transactions:
Total unit transactions	(2)	(304)	86,780	(61)
Increase (decrease) in net assets derived from
principal transactions	(2)	(304)	86,780	(61)
Total increase (decrease) in net assets	12	733	85,522	(58)
Net assets at December 31, 2020	$108	$9,191	$334,139	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2019	$260	$1,402	$275	$70,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	18	6	1,366
Total realized gain (loss) on investments
and capital gains distributions	8	(185)	5	564
Net unrealized appreciation (depreciation)
of investments	43	456	9	2,718
Net increase (decrease) in net assets resulting from operations	55	289	20	4,648
Changes from principal transactions:
Total unit transactions	(68)	(330)	9	(5,142)
Increase (decrease) in net assets derived from
principal transactions	(68)	(330)	9	(5,142)
Total increase (decrease) in net assets	(13)	(41)	29	(494)
Net assets at December 31, 2019	247	1,361	304	69,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	13	5	1,363
Total realized gain (loss) on investments
and capital gains distributions	—	(147)	6	(690)
Net unrealized appreciation (depreciation)
of investments	31	305	3	4,815
Net increase (decrease) in net assets resulting from operations	33	171	14	5,488
Changes from principal transactions:
Total unit transactions	(10)	63	(169)	(3,181)
Increase (decrease) in net assets derived from
principal transactions	(10)	63	(169)	(3,181)
Total increase (decrease) in net assets	23	234	(155)	2,307
Net assets at December 31, 2020	$270	$1,595	$149	$72,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Service Class
Net assets at January 1, 2019	$356	$11,069	$2,527	$4,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	84	25	49
Total realized gain (loss) on investments
and capital gains distributions	10	437	170	217
Net unrealized appreciation (depreciation)
of investments	8	1,278	166	560
Net increase (decrease) in net assets resulting from operations	26	1,799	361	826
Changes from principal transactions:
Total unit transactions	121	(646)	(1,029)	913
Increase (decrease) in net assets derived from
principal transactions	121	(646)	(1,029)	913
Total increase (decrease) in net assets	147	1,153	(668)	1,739
Net assets at December 31, 2019	503	12,222	1,859	6,057

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	119	16	89
Total realized gain (loss) on investments
and capital gains distributions	5	1,145	75	273
Net unrealized appreciation (depreciation)
of investments	29	(137)	143	690
Net increase (decrease) in net assets resulting from operations	45	1,127	234	1,052
Changes from principal transactions:
Total unit transactions	106	(6,326)	74	2,980
Increase (decrease) in net assets derived from
principal transactions	106	(6,326)	74	2,980
Total increase (decrease) in net assets	151	(5,199)	308	4,032
Net assets at December 31, 2020	$654	$7,023	$2,167	$10,089

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2019	$14,903	$1,514	$6,123	$13,991

Increase (decrease) in net assets
Operations:
Net investment income (loss)	112	14	60	79
Total realized gain (loss) on investments
and capital gains distributions	375	101	275	666
Net unrealized appreciation (depreciation)
of investments	2,611	222	1,092	2,395
Net increase (decrease) in net assets resulting from operations	3,098	337	1,427	3,140
Changes from principal transactions:
Total unit transactions	658	119	1,375	29
Increase (decrease) in net assets derived from
principal transactions	658	119	1,375	29
Total increase (decrease) in net assets	3,756	456	2,802	3,169
Net assets at December 31, 2019	18,659	1,970	8,925	17,160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	180	19	56	137
Total realized gain (loss) on investments
and capital gains distributions	2,213	109	409	2,354
Net unrealized appreciation (depreciation)
of investments	(381)	192	542	(630)
Net increase (decrease) in net assets resulting from operations	2,012	320	1,007	1,861
Changes from principal transactions:
Total unit transactions	(11,147)	281	(1,310)	(11,785)
Increase (decrease) in net assets derived from
principal transactions	(11,147)	281	(1,310)	(11,785)
Total increase (decrease) in net assets	(9,135)	601	(303)	(9,924)
Net assets at December 31, 2020	$9,524	$2,571	$8,622	$7,236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net assets at January 1, 2019	$1,856	$3,653	$5,203	$1,152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	31	22	10
Total realized gain (loss) on investments
and capital gains distributions	148	184	421	83
Net unrealized appreciation (depreciation)
of investments	310	708	782	205
Net increase (decrease) in net assets resulting from operations	479	923	1,225	298
Changes from principal transactions:
Total unit transactions	410	526	731	168
Increase (decrease) in net assets derived from
principal transactions	410	526	731	168
Total increase (decrease) in net assets	889	1,449	1,956	466
Net assets at December 31, 2019	2,745	5,102	7,159	1,618

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	42	54	14
Total realized gain (loss) on investments
and capital gains distributions	146	221	1,019	76
Net unrealized appreciation (depreciation)
of investments	284	621	(90)	219
Net increase (decrease) in net assets resulting from operations	457	884	983	309
Changes from principal transactions:
Total unit transactions	176	818	(4,800)	350
Increase (decrease) in net assets derived from
principal transactions	176	818	(4,800)	350
Total increase (decrease) in net assets	633	1,702	(3,817)	659
Net assets at December 31, 2020	$3,378	$6,804	$3,342	$2,277

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2019	$2,235	$—	$—	$3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	—	—	35
Total realized gain (loss) on investments
and capital gains distributions	141	—	—	122
Net unrealized appreciation (depreciation)
of investments	436	—	—	224
Net increase (decrease) in net assets resulting from operations	587	—	—	381
Changes from principal transactions:
Total unit transactions	713	—	—	(739)
Increase (decrease) in net assets derived from
principal transactions	713	—	—	(739)
Total increase (decrease) in net assets	1,300	—	—	(358)
Net assets at December 31, 2019	3,535	—	—	3,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	—	—	38
Total realized gain (loss) on investments
and capital gains distributions	268	—	—	329
Net unrealized appreciation (depreciation)
of investments	434	—	—	(83)
Net increase (decrease) in net assets resulting from operations	727	—	—	284
Changes from principal transactions:
Total unit transactions	886	4	9	(2,581)
Increase (decrease) in net assets derived from
principal transactions	886	4	9	(2,581)
Total increase (decrease) in net assets	1,613	4	9	(2,297)
Net assets at December 31, 2020	$5,148	$4	$9	$1,077

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Net assets at January 1, 2019	$980	$948	$190	$69,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	13	2	834
Total realized gain (loss) on investments
and capital gains distributions	31	26	20	6,825
Net unrealized appreciation (depreciation)
of investments	59	76	6	2,704
Net increase (decrease) in net assets resulting from operations	99	115	28	10,363
Changes from principal transactions:
Total unit transactions	(343)	51	(21)	(5,965)
Increase (decrease) in net assets derived from
principal transactions	(343)	51	(21)	(5,965)
Total increase (decrease) in net assets	(244)	166	7	4,398
Net assets at December 31, 2019	736	1,114	197	73,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	10	4	1,719
Total realized gain (loss) on investments
and capital gains distributions	19	59	19	7,323
Net unrealized appreciation (depreciation)
of investments	46	43	(29)	(10,714)
Net increase (decrease) in net assets resulting from operations	70	112	(6)	(1,672)
Changes from principal transactions:
Total unit transactions	(26)	8	(22)	(5,464)
Increase (decrease) in net assets derived from
principal transactions	(26)	8	(22)	(5,464)
Total increase (decrease) in net assets	44	120	(28)	(7,136)
Net assets at December 31, 2020	$780	$1,234	$169	$66,331

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2019	$78	$457	$8,566	$7,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	172	88
Total realized gain (loss) on investments
and capital gains distributions	—	31	566	462
Net unrealized appreciation (depreciation)
of investments	9	35	834	660
Net increase (decrease) in net assets resulting from operations	10	73	1,572	1,210
Changes from principal transactions:
Total unit transactions	(29)	(62)	1,061	(2,330)
Increase (decrease) in net assets derived from
principal transactions	(29)	(62)	1,061	(2,330)
Total increase (decrease) in net assets	(19)	11	2,633	(1,120)
Net assets at December 31, 2019	59	468	11,199	6,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	4	188	67
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	516	133
Net unrealized appreciation (depreciation)
of investments	(5)	17	1,116	217
Net increase (decrease) in net assets resulting from operations	(1)	19	1,820	417
Changes from principal transactions:
Total unit transactions	(4)	(200)	1,784	(1,605)
Increase (decrease) in net assets derived from
principal transactions	(4)	(200)	1,784	(1,605)
Total increase (decrease) in net assets	(5)	(181)	3,604	(1,188)
Net assets at December 31, 2020	$54	$287	$14,803	$5,546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2019	$124,074	$401	$7,686	$11,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,810	7	166	141
Total realized gain (loss) on investments
and capital gains distributions	6,731	35	721	406
Net unrealized appreciation (depreciation)
of investments	11,821	41	868	1,613
Net increase (decrease) in net assets resulting from operations	20,362	83	1,755	2,160
Changes from principal transactions:
Total unit transactions	(9,195)	(9)	2,203	(1,986)
Increase (decrease) in net assets derived from
principal transactions	(9,195)	(9)	2,203	(1,986)
Total increase (decrease) in net assets	11,167	74	3,958	174
Net assets at December 31, 2019	135,241	475	11,644	11,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,563	6	149	97
Total realized gain (loss) on investments
and capital gains distributions	2,987	25	769	495
Net unrealized appreciation (depreciation)
of investments	12,066	17	874	504
Net increase (decrease) in net assets resulting from operations	16,616	48	1,792	1,096
Changes from principal transactions:
Total unit transactions	(5,190)	(147)	1,465	(2,601)
Increase (decrease) in net assets derived from
principal transactions	(5,190)	(147)	1,465	(2,601)
Total increase (decrease) in net assets	11,426	(99)	3,257	(1,505)
Net assets at December 31, 2020	$146,667	$376	$14,901	$9,833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2019	$134,108	$15	$6,196	$5,179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,888	—	114	40
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501
Net unrealized appreciation (depreciation)
of investments	14,608	2	697	538
Net increase (decrease) in net assets resulting from operations	27,156	4	1,521	1,079
Changes from principal transactions:
Total unit transactions	(6,454)	(1)	985	(1,244)
Increase (decrease) in net assets derived from
principal transactions	(6,454)	(1)	985	(1,244)
Total increase (decrease) in net assets	20,702	3	2,506	(165)
Net assets at December 31, 2019	154,810	18	8,702	5,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,454	—	95	35
Total realized gain (loss) on investments
and capital gains distributions	6,426	1	389	271
Net unrealized appreciation (depreciation)
of investments	12,769	1	957	250
Net increase (decrease) in net assets resulting from operations	20,649	2	1,441	556
Changes from principal transactions:
Total unit transactions	(4,909)	—	1,002	(1,240)
Increase (decrease) in net assets derived from
principal transactions	(4,909)	—	1,002	(1,240)
Total increase (decrease) in net assets	15,740	2	2,443	(684)
Net assets at December 31, 2020	$170,550	$20	$11,145	$4,330
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2019	$94,948	$2,280	$1,581	$22,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,098	32	8	209
Total realized gain (loss) on investments
and capital gains distributions	7,666	272	208	2,210
Net unrealized appreciation (depreciation)
of investments	12,571	314	145	3,058
Net increase (decrease) in net assets resulting from operations	21,335	618	361	5,477
Changes from principal transactions:
Total unit transactions	(2,359)	1,131	(250)	2,533
Increase (decrease) in net assets derived from
principal transactions	(2,359)	1,131	(250)	2,533
Total increase (decrease) in net assets	18,976	1,749	111	8,010
Net assets at December 31, 2019	113,924	4,029	1,692	30,438

Increase (decrease) in net assets
Operations:
Net investment income (loss)	856	35	4	173
Total realized gain (loss) on investments
and capital gains distributions	4,040	260	(85)	2,156
Net unrealized appreciation (depreciation)
of investments	12,596	590	113	3,349
Net increase (decrease) in net assets resulting from operations	17,492	885	32	5,678
Changes from principal transactions:
Total unit transactions	(4,609)	1,237	(517)	3,450
Increase (decrease) in net assets derived from
principal transactions	(4,609)	1,237	(517)	3,450
Total increase (decrease) in net assets	12,883	2,122	(485)	9,128
Net assets at December 31, 2020	$126,807	$6,151	$1,207	$39,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2019	$—	$5,049	$785	$7,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	61	19	209
Total realized gain (loss) on investments
and capital gains distributions	—	228	18	211
Net unrealized appreciation (depreciation)
of investments	—	600	60	551
Net increase (decrease) in net assets resulting from operations	—	889	97	971
Changes from principal transactions:
Total unit transactions	—	(152)	(27)	(460)
Increase (decrease) in net assets derived from
principal transactions	—	(152)	(27)	(460)
Total increase (decrease) in net assets	—	737	70	511
Net assets at December 31, 2019	—	5,786	855	8,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	58	8	198
Total realized gain (loss) on investments
and capital gains distributions	8	295	33	89
Net unrealized appreciation (depreciation)
of investments	19	372	12	848
Net increase (decrease) in net assets resulting from operations	31	725	53	1,135
Changes from principal transactions:
Total unit transactions	322	90	(447)	2,299
Increase (decrease) in net assets derived from
principal transactions	322	90	(447)	2,299
Total increase (decrease) in net assets	353	815	(394)	3,434
Net assets at December 31, 2020	$353	$6,601	$461	$11,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$3,691	$43,388	$6,159	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	778	65	—
Total realized gain (loss) on investments
and capital gains distributions	121	1,417	75	4
Net unrealized appreciation (depreciation)
of investments	232	2,683	726	7
Net increase (decrease) in net assets resulting from operations	418	4,878	866	11
Changes from principal transactions:
Total unit transactions	(789)	(9,825)	629	1
Increase (decrease) in net assets derived from
principal transactions	(789)	(9,825)	629	1
Total increase (decrease) in net assets	(371)	(4,947)	1,495	12
Net assets at December 31, 2019	3,320	38,441	7,654	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	581	97	—
Total realized gain (loss) on investments
and capital gains distributions	64	612	161	—
Net unrealized appreciation (depreciation)
of investments	213	2,717	507	1
Net increase (decrease) in net assets resulting from operations	325	3,910	765	1
Changes from principal transactions:
Total unit transactions	(400)	(4,427)	(100)	(17)
Increase (decrease) in net assets derived from
principal transactions	(400)	(4,427)	(100)	(17)
Total increase (decrease) in net assets	(75)	(517)	665	(16)
Net assets at December 31, 2020	$3,245	$37,924	$8,319	$35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2019	$33,150	$57,494	$277	$122,163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	269	(1)	(1,315)
Total realized gain (loss) on investments
and capital gains distributions	1,903	3,817	160	70,658
Net unrealized appreciation (depreciation)
of investments	6,903	11,958	(58)	(25,590)
Net increase (decrease) in net assets resulting from operations	9,136	16,044	101	43,753
Changes from principal transactions:
Total unit transactions	(7,642)	(5,712)	(27)	(9,833)
Increase (decrease) in net assets derived from
principal transactions	(7,642)	(5,712)	(27)	(9,833)
Total increase (decrease) in net assets	1,494	10,332	74	33,920
Net assets at December 31, 2019	34,644	67,826	351	156,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	355	362	(1)	(1,365)
Total realized gain (loss) on investments
and capital gains distributions	(473)	(2,145)	(60)	(1,978)
Net unrealized appreciation (depreciation)
of investments	952	2,608	167	48,317
Net increase (decrease) in net assets resulting from operations	834	825	106	44,974
Changes from principal transactions:
Total unit transactions	(2,000)	(6,525)	(80)	(17,187)
Increase (decrease) in net assets derived from
principal transactions	(2,000)	(6,525)	(80)	(17,187)
Total increase (decrease) in net assets	(1,166)	(5,700)	26	27,787
Net assets at December 31, 2020	$33,478	$62,126	$377	$183,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2019	$11,187	$125	$5,486	$228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	—	(31)	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	19	630	60
Net unrealized appreciation (depreciation)
of investments	(985)	6	407	(11)
Net increase (decrease) in net assets resulting from operations	3,346	25	1,006	53
Changes from principal transactions:
Total unit transactions	(1,364)	(5)	(717)	(21)
Increase (decrease) in net assets derived from
principal transactions	(1,364)	(5)	(717)	(21)
Total increase (decrease) in net assets	1,982	20	289	32
Net assets at December 31, 2019	13,169	145	5,775	260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	—	(7)	3
Total realized gain (loss) on investments
and capital gains distributions	(490)	5	3	7
Net unrealized appreciation (depreciation)
of investments	3,136	6	472	(13)
Net increase (decrease) in net assets resulting from operations	2,516	11	468	(3)
Changes from principal transactions:
Total unit transactions	(1,452)	(3)	36	(19)
Increase (decrease) in net assets derived from
principal transactions	(1,452)	(3)	36	(19)
Total increase (decrease) in net assets	1,064	8	504	(22)
Net assets at December 31, 2020	$14,233	$153	$6,279	$238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2019	$54,176	$1,346	$259,611	$1,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	782	18	2,872	12
Total realized gain (loss) on investments
and capital gains distributions	16,216	64	24,938	21
Net unrealized appreciation (depreciation)
of investments	(4,556)	167	19,382	158
Net increase (decrease) in net assets resulting from operations	12,442	249	47,192	191
Changes from principal transactions:
Total unit transactions	(6,465)	(108)	(25,298)	(299)
Increase (decrease) in net assets derived from
principal transactions	(6,465)	(108)	(25,298)	(299)
Total increase (decrease) in net assets	5,977	141	21,894	(108)
Net assets at December 31, 2019	60,153	1,487	281,505	1,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	582	15	2,280	9
Total realized gain (loss) on investments
and capital gains distributions	3,526	56	16,774	7
Net unrealized appreciation (depreciation)
of investments	(5,653)	59	2,458	34
Net increase (decrease) in net assets resulting from operations	(1,545)	130	21,512	50
Changes from principal transactions:
Total unit transactions	(5,156)	(26)	(26,680)	(111)
Increase (decrease) in net assets derived from
principal transactions	(5,156)	(26)	(26,680)	(111)
Total increase (decrease) in net assets	(6,701)	104	(5,168)	(61)
Net assets at December 31, 2020	$53,452	$1,591	$276,337	$1,000

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Oppenheimer Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2019	$219	$512,694	$1,362	$244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3,014)	(13)	1
Total realized gain (loss) on investments
and capital gains distributions	46	108,975	327	27
Net unrealized appreciation (depreciation)
of investments	21	41,996	96	31
Net increase (decrease) in net assets resulting from operations	66	147,957	410	59
Changes from principal transactions:
Total unit transactions	(19)	(57,257)	(14)	(33)
Increase (decrease) in net assets derived from
principal transactions	(19)	(57,257)	(14)	(33)
Total increase (decrease) in net assets	47	90,700	396	26
Net assets at December 31, 2019	266	603,394	1,758	270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	784	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	4	34,002	84	(13)
Net unrealized appreciation (depreciation)
of investments	54	109,074	385	6
Net increase (decrease) in net assets resulting from operations	59	143,860	468	(6)
Changes from principal transactions:
Total unit transactions	(39)	(65,489)	23	(62)
Increase (decrease) in net assets derived from
principal transactions	(39)	(65,489)	23	(62)
Total increase (decrease) in net assets	20	78,371	491	(68)
Net assets at December 31, 2020	$286	$681,765	$2,249	$202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2019	$19,362	$54,651	$292	$403,457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	(33)	—	(3,559)
Total realized gain (loss) on investments
and capital gains distributions	2,156	6,587	45	62,242
Net unrealized appreciation (depreciation)
of investments	2,463	6,370	61	81,160
Net increase (decrease) in net assets resulting from operations	4,702	12,924	106	139,843
Changes from principal transactions:
Total unit transactions	(2,801)	(7,560)	(10)	(28,225)
Increase (decrease) in net assets derived from
principal transactions	(2,801)	(7,560)	(10)	(28,225)
Total increase (decrease) in net assets	1,901	5,364	96	111,618
Net assets at December 31, 2019	21,263	60,015	388	515,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	73	(1)	(4,749)
Total realized gain (loss) on investments
and capital gains distributions	237	640	46	67,490
Net unrealized appreciation (depreciation)
of investments	(697)	(1,950)	60	80,714
Net increase (decrease) in net assets resulting from operations	(357)	(1,237)	105	143,455
Changes from principal transactions:
Total unit transactions	(2,254)	(6,433)	(39)	(48,241)
Increase (decrease) in net assets derived from
principal transactions	(2,254)	(6,433)	(39)	(48,241)
Total increase (decrease) in net assets	(2,611)	(7,670)	66	95,214
Net assets at December 31, 2020	$18,652	$52,345	$454	$610,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net assets at January 1, 2019	$1,206	$928	$449,287	$3,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(4)	(3,642)	(23)
Total realized gain (loss) on investments
and capital gains distributions	172	257	130,331	702
Net unrealized appreciation (depreciation)
of investments	253	13	4,143	248
Net increase (decrease) in net assets resulting from operations	417	266	130,832	927
Changes from principal transactions:
Total unit transactions	(364)	(124)	(23,333)	(1,090)
Increase (decrease) in net assets derived from
principal transactions	(364)	(124)	(23,333)	(1,090)
Total increase (decrease) in net assets	53	142	107,499	(163)
Net assets at December 31, 2019	1,259	1,070	556,786	3,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(4)	(5,252)	(23)
Total realized gain (loss) on investments
and capital gains distributions	139	61	49,002	168
Net unrealized appreciation (depreciation)
of investments	185	295	145,589	803
Net increase (decrease) in net assets resulting from operations	315	352	189,339	948
Changes from principal transactions:
Total unit transactions	(186)	(160)	(32,573)	(699)
Increase (decrease) in net assets derived from
principal transactions	(186)	(160)	(32,573)	(699)
Total increase (decrease) in net assets	129	192	156,766	249
Net assets at December 31, 2020	$1,388	$1,262	$713,552	$3,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2019	$6,239	$26,327	$60,918	$54,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80	492	1,088	1,068
Total realized gain (loss) on investments
and capital gains distributions	731	1,654	8,653	6,334
Net unrealized appreciation (depreciation)
of investments	880	1,457	3,178	2,274
Net increase (decrease) in net assets resulting from operations	1,691	3,603	12,919	9,676
Changes from principal transactions:
Total unit transactions	(95)	421	(2,104)	(3,937)
Increase (decrease) in net assets derived from
principal transactions	(95)	421	(2,104)	(3,937)
Total increase (decrease) in net assets	1,596	4,024	10,815	5,739
Net assets at December 31, 2019	7,835	30,351	71,733	60,494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	464	748	787
Total realized gain (loss) on investments
and capital gains distributions	1,872	1,019	8,585	4,101
Net unrealized appreciation (depreciation)
of investments	(869)	1,401	(143)	1,611
Net increase (decrease) in net assets resulting from operations	1,111	2,884	9,190	6,499
Changes from principal transactions:
Total unit transactions	587	499	(2,656)	(3,472)
Increase (decrease) in net assets derived from
principal transactions	587	499	(2,656)	(3,472)
Total increase (decrease) in net assets	1,698	3,383	6,534	3,027
Net assets at December 31, 2020	$9,533	$33,734	$78,267	$63,521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I
Net assets at January 1, 2019	$1,271	$1,069,882	$190	$74,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	5,990	1	1,612
Total realized gain (loss) on investments
and capital gains distributions	154	153,369	22	4,654
Net unrealized appreciation (depreciation)
of investments	180	118,985	27	9,064
Net increase (decrease) in net assets resulting from operations	347	278,344	50	15,330
Changes from principal transactions:
Total unit transactions	(81)	(133,135)	(4)	(3,452)
Increase (decrease) in net assets derived from
principal transactions	(81)	(133,135)	(4)	(3,452)
Total increase (decrease) in net assets	266	145,209	46	11,878
Net assets at December 31, 2019	1,537	1,215,091	236	86,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,165	1	1,265
Total realized gain (loss) on investments
and capital gains distributions	154	157,388	26	182
Net unrealized appreciation (depreciation)
of investments	64	11,258	15	(3,616)
Net increase (decrease) in net assets resulting from operations	227	171,811	42	(2,169)
Changes from principal transactions:
Total unit transactions	(177)	(125,246)	20	(9,083)
Increase (decrease) in net assets derived from
principal transactions	(177)	(125,246)	20	(9,083)
Total increase (decrease) in net assets	50	46,565	62	(11,252)
Net assets at December 31, 2020	$1,587	$1,261,656	$298	$75,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2019	$10,636	$334,558	$181	$271,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	158	1,831	2	1,113
Total realized gain (loss) on investments
and capital gains distributions	692	49,137	31	36,584
Net unrealized appreciation (depreciation)
of investments	1,195	39,659	19	29,078
Net increase (decrease) in net assets resulting from operations	2,045	90,627	52	66,775
Changes from principal transactions:
Total unit transactions	(1,083)	(38,208)	(26)	(28,021)
Increase (decrease) in net assets derived from
principal transactions	(1,083)	(38,208)	(26)	(28,021)
Total increase (decrease) in net assets	962	52,419	26	38,754
Net assets at December 31, 2019	11,598	386,977	207	310,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	2,089	2	1,375
Total realized gain (loss) on investments
and capital gains distributions	13	49,124	35	11,508
Net unrealized appreciation (depreciation)
of investments	(489)	911	(18)	3,893
Net increase (decrease) in net assets resulting from operations	(369)	52,124	19	16,776
Changes from principal transactions:
Total unit transactions	(1,079)	(33,977)	(96)	(28,774)
Increase (decrease) in net assets derived from
principal transactions	(1,079)	(33,977)	(96)	(28,774)
Total increase (decrease) in net assets	(1,448)	18,147	(77)	(11,998)
Net assets at December 31, 2020	$10,150	$405,124	$130	$298,527

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2019	$59	$122,776	$155	$37,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	—	838
Total realized gain (loss) on investments
and capital gains distributions	7	28,228	33	243
Net unrealized appreciation (depreciation)
of investments	8	(4,444)	(2)	6,270
Net increase (decrease) in net assets resulting from operations	16	23,801	31	7,351
Changes from principal transactions:
Total unit transactions	(16)	(13,863)	(21)	(639)
Increase (decrease) in net assets derived from
principal transactions	(16)	(13,863)	(21)	(639)
Total increase (decrease) in net assets	—	9,938	10	6,712
Net assets at December 31, 2019	59	132,714	165	43,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	184	1	727
Total realized gain (loss) on investments
and capital gains distributions	(3)	5,848	—	(198)
Net unrealized appreciation (depreciation)
of investments	5	(2,290)	3	2,280
Net increase (decrease) in net assets resulting from operations	3	3,742	4	2,809
Changes from principal transactions:
Total unit transactions	(19)	(10,264)	(23)	(1,648)
Increase (decrease) in net assets derived from
principal transactions	(19)	(10,264)	(23)	(1,648)
Total increase (decrease) in net assets	(16)	(6,522)	(19)	1,161
Net assets at December 31, 2020	$43	$126,192	$146	$45,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2019	$7	$66,554	$1,671	$130,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(72)	3	1,331
Total realized gain (loss) on investments
and capital gains distributions	—	6,581	186	10,287
Net unrealized appreciation (depreciation)
of investments	1	16,432	415	28,469
Net increase (decrease) in net assets resulting from operations	1	22,941	604	40,087
Changes from principal transactions:
Total unit transactions	1	7704	403	7701
Increase (decrease) in net assets derived from
principal transactions	1	7704	403	7701
Total increase (decrease) in net assets	2	30645	1007	47788
Net assets at December 31, 2019	9	97199	2678	177976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(520)	(2)	1,389
Total realized gain (loss) on investments
and capital gains distributions	—	10,574	472	14,540
Net unrealized appreciation (depreciation)
of investments	1	25,669	551	23,483
Net increase (decrease) in net assets resulting from operations	1	35,723	1,021	39,412
Changes from principal transactions:
Total unit transactions	1	7,742	(127)	11,868
Increase (decrease) in net assets derived from
principal transactions	1	7,742	(127)	11,868
Total increase (decrease) in net assets	2	43,465	894	51,280
Net assets at December 31, 2020	$11	$140,664	$3,572	$229,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2019	$423	$558	$14,982	$15,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	197	(83)
Total realized gain (loss) on investments
and capital gains distributions	42	56	899	2,325
Net unrealized appreciation (depreciation)
of investments	77	61	2,641	2,887
Net increase (decrease) in net assets resulting from operations	122	124	3,737	5,129
Changes from principal transactions:
Total unit transactions	(56)	(146)	914	358
Increase (decrease) in net assets derived from
principal transactions	(56)	(146)	914	358
Total increase (decrease) in net assets	66	(22)	4,651	5,487
Net assets at December 31, 2019	489	536	19,633	20,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(1)	(168)
Total realized gain (loss) on investments
and capital gains distributions	40	16	903	2,538
Net unrealized appreciation (depreciation)
of investments	51	(19)	(919)	4,099
Net increase (decrease) in net assets resulting from operations	92	(3)	(17)	6,469
Changes from principal transactions:
Total unit transactions	(41)	(40)	97	(2,272)
Increase (decrease) in net assets derived from
principal transactions	(41)	(40)	97	(2,272)
Total increase (decrease) in net assets	51	(43)	80	4,197
Net assets at December 31, 2020	$540	$493	$19,713	$25,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2019	$140,564	$67,456	$127,882	$129

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,344	221	(799)	(1)
Total realized gain (loss) on investments
and capital gains distributions	27,455	7,494	17,624	21
Net unrealized appreciation (depreciation)
of investments	12,140	9,006	13,237	12
Net increase (decrease) in net assets resulting from operations	40,939	16,721	30,062	32
Changes from principal transactions:
Total unit transactions	2,289	5,349	(16,500)	7
Increase (decrease) in net assets derived from
principal transactions	2,289	5,349	(16,500)	7
Total increase (decrease) in net assets	43,228	22,070	13,562	39
Net assets at December 31, 2019	183,792	89,526	141,444	168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,227	245	(462)	—
Total realized gain (loss) on investments
and capital gains distributions	14,338	3,274	(3,605)	(16)
Net unrealized appreciation (depreciation)
of investments	11,970	13,971	16,720	29
Net increase (decrease) in net assets resulting from operations	27,535	17,490	12,653	13
Changes from principal transactions:
Total unit transactions	(7,140)	1,884	(13,353)	(51)
Increase (decrease) in net assets derived from
principal transactions	(7,140)	1,884	(13,353)	(51)
Total increase (decrease) in net assets	20,395	19,374	(700)	(38)
Net assets at December 31, 2020	$204,187	$108,900	$140,744	$130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$16,449	$226,057	$1,008	$55,777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	286	(1,452)	(5)	(602)
Total realized gain (loss) on investments
and capital gains distributions	30	27,601	118	6,533
Net unrealized appreciation (depreciation)
of investments	945	35,727	155	7,455
Net increase (decrease) in net assets resulting from operations	1,261	61,876	268	13,386
Changes from principal transactions:
Total unit transactions	2,421	(21,007)	(195)	(4,931)
Increase (decrease) in net assets derived from
principal transactions	2,421	(21,007)	(195)	(4,931)
Total increase (decrease) in net assets	3,682	40,869	73	8,455
Net assets at December 31, 2019	20,131	266,926	1,081	64,232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	526	(1,978)	(5)	(580)
Total realized gain (loss) on investments
and capital gains distributions	544	13,250	120	(1,325)
Net unrealized appreciation (depreciation)
of investments	376	90,230	295	16,909
Net increase (decrease) in net assets resulting from operations	1,446	101,502	410	15,004
Changes from principal transactions:
Total unit transactions	9,826	(16,199)	(244)	(4,034)
Increase (decrease) in net assets derived from
principal transactions	9,826	(16,199)	(244)	(4,034)
Total increase (decrease) in net assets	11,272	85,303	166	10,970
Net assets at December 31, 2020	$31,403	$352,229	$1,247	$75,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2019	$104	$35,293	$54,081	$77,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(505)	(433)
Total realized gain (loss) on investments
and capital gains distributions	7	1,731	1,268	9,337
Net unrealized appreciation (depreciation)
of investments	20	7,944	13,670	14,022
Net increase (decrease) in net assets resulting from operations	27	9,701	14,433	22,926
Changes from principal transactions:
Total unit transactions	(32)	(3,995)	(7,079)	(4,653)
Increase (decrease) in net assets derived from
principal transactions	(32)	(3,995)	(7,079)	(4,653)
Total increase (decrease) in net assets	(5)	5,706	7,354	18,273
Net assets at December 31, 2019	99	40,999	61,435	95,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	474	(92)	(635)
Total realized gain (loss) on investments
and capital gains distributions	(6)	(918)	2,402	(929)
Net unrealized appreciation (depreciation)
of investments	20	5,288	11,679	21,083
Net increase (decrease) in net assets resulting from operations	14	4,844	13,989	19,519
Changes from principal transactions:
Total unit transactions	(55)	(4,263)	(7,218)	(13,176)
Increase (decrease) in net assets derived from
principal transactions	(55)	(4,263)	(7,218)	(13,176)
Total increase (decrease) in net assets	(41)	581	6,771	6,343
Net assets at December 31, 2020	$58	$41,580	$68,206	$102,087
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Washington Mutual Investors Fund℠ - Class R-3	Washington Mutual Investors Fund℠ - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A
Net assets at January 1, 2019	$2,484	$189,561	$6,008	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	1,839	(76)	1
Total realized gain (loss) on investments
and capital gains distributions	294	18,473	326	—
Net unrealized appreciation (depreciation)
of investments	108	25,513	1,208	10
Net increase (decrease) in net assets resulting from operations	418	45,825	1,458	11
Changes from principal transactions:
Total unit transactions	(1,753)	(2,333)	(390)	117
Increase (decrease) in net assets derived from
principal transactions	(1,753)	(2,333)	(390)	117
Total increase (decrease) in net assets	(1,335)	43,492	1,068	128
Net assets at December 31, 2019	1,149	233,053	7,076	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1,872	(76)	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	12,949	891	(1)
Net unrealized appreciation (depreciation)
of investments	18	(1,043)	1,168	4
Net increase (decrease) in net assets resulting from operations	27	13,778	1,983	3
Changes from principal transactions:
Total unit transactions	(145)	(13,722)	328	—
Increase (decrease) in net assets derived from
principal transactions	(145)	(13,722)	328	—
Total increase (decrease) in net assets	(118)	56	2,311	3
Net assets at December 31, 2020	$1,031	$233,109	$9,387	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2019	$99,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(300)
Total realized gain (loss) on investments
and capital gains distributions	6,937
Net unrealized appreciation (depreciation)
of investments	19,158
Net increase (decrease) in net assets resulting from operations	25,795
Changes from principal transactions:
Total unit transactions	(7,310)
Increase (decrease) in net assets derived from
principal transactions	(7,310)
Total increase (decrease) in net assets	18,485
Net assets at December 31, 2019	118,289

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(662)
Total realized gain (loss) on investments
and capital gains distributions	6,284
Net unrealized appreciation (depreciation)
of investments	(7,281)
Net increase (decrease) in net assets resulting from operations	(1,659)
Changes from principal transactions:
Total unit transactions	(9,701)
Increase (decrease) in net assets derived from
principal transactions	(9,701)
Total increase (decrease) in net assets	(11,360)
Net assets at December 31, 2020	$106,929

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.     Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2020, the Account had 314 investment divisions (the “Divisions”), 169 of which invest in independently managed mutual funds and 145 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A
AIM Growth Series:
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Small-Mid Company Fund - Class Y

Invesco Oppenheimer International Growth Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer V.I. Global Fund - Series I

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Funds II:
Alger Responsible Investing Fund - Class A
Alger Funds:
Alger Capital Appreciation Fund - Class A
Allianz Funds:
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4

Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Class A Shares
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A
Massachusetts Investors Growth Stock Fund:

Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund, Inc.®:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class

VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2065 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3
Washington Mutual Investors Fund℠ - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Small Company Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2020. The following is a summary of current and former names for those Divisions:

Current Name:
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM International Mutual Funds:
Invesco International Small-Mid Company Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco International Bond Fund - Class A
AIM Sector Funds:
Invesco Gold & Special Minerals Fund - Class A
Allianz Funds:
AllianzGI Dividend Value Fund - Class A
AllianzGI Large-Cap Value Fund - Institutional Class
AllianzGI Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S

Former Name:
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Oppenheimer Capital Appreciation Fund - Class A
Invesco Floating Rate Fund - Class R5
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM International Mutual Funds:
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
AIM Investment Funds:
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer International Bond Fund - Class A
AIM Sector Funds:
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

During 2020, the following Divisions were closed to contract owners:

AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Institutional Class
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares

Voya Equity Trust:
Voya Real Estate Fund - Class A
Voya Investors Trust:
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.50% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$5	$10
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	61	82
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	2,719	1,213
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	11	23
AIM Equity Funds:
Invesco Floating Rate ESG Fund - Class R5	63	99
Invesco Main Street Fund - Class A	449	681
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	3,392	573
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	280	3,291
Invesco Small Cap Growth Fund - Class A	53	12
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	203	103
Invesco International Small-Mid Company Fund - Class Y	203	61
Invesco Oppenheimer International Growth Fund - Class Y	291	744
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	1,793	31,988
Invesco Developing Markets Fund - Class Y	2,864	8,896
Invesco Endeavor Fund - Class A	3	2
Invesco Health Care Fund - Investor Class	17	46
Invesco International Bond Fund - Class A	7	39
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	256	634
AIM Sector Funds:
Invesco American Value Fund - Class R5	359	521
Invesco Energy Fund - Class R5	36	32
Invesco Gold & Special Minerals Fund - Class A	77	3
Invesco Small Cap Value Fund - Class A	2	1
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	2	2
Invesco Oppenheimer V.I. Global Fund - Series I	13	10
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	6	1
Invesco Oppenheimer V.I. Main Street Fund - Series I	8	10
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	2,038	5,416
Invesco V.I. American Franchise Fund - Series I	8,074	5,260
Invesco V.I. Core Equity Fund - Series I	8,298	3,228
Alger Funds II:
Alger Responsible Investing Fund - Class A	5,024	1,467
Alger Funds:
Alger Capital Appreciation Fund - Class A	52	15

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Allianz Funds:
AllianzGI Dividend Value Fund - Class A	$4	$53
AllianzGI Large-Cap Value Fund - Institutional Class	—	—
AllianzGI Small-Cap Value Fund - Class A	1	4
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	10,715	10,199
Amana Income Fund - Investor Class	7,379	8,788
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	246	470
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	15	368
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	10,487	4,277
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	2,503	1,776
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	82	185
American Funds® Fundamental Investors® - Class R-4	6,343	13,137
American Mutual Fund®:
American Mutual Fund® - Class R-4	643	1,536
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	1,753	3,321
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	19	88
Ariel Fund - Investor Class	989	1,929
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	990	1,683
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	210	90
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,991	1,707
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	7,901	4,385
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	47	26
BlackRock Mid Cap Dividend Fund - Investor A Shares	1,204	2,114
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4	15,418	5,235
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	6	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	5,065	4,512
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	2,808	1,203
Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3	57	100
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	980	543

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	$1,576	$2,992
Columbia℠ Acorn® Fund - Class A Shares	22	1
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Institutional Class	2	11
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	553	1,064
Columbia Select Mid Cap Value Fund - Institutional Class	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	2	48
Davis Series, Inc.:
Davis Financial Fund - Class Y	17	22
Delaware Small Cap Value Fund - Class A	854	964
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class	4,652	1,703
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	6	7
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	323	30
DFA Emerging Markets Core Equity Portfolio - Institutional Class	544	406
DFA Investment Dimensions Group, Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	1,577	638
DFA U.S. Targeted Value Portfolio - Institutional Class	3,067	1,481
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	17	7
Eaton Vance Special Investment Trust:
Dodge & Cox Stock Fund	34	15
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	239	456
EuroPacific Growth Fund® - Class R-4	3,708	29,772
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	20	10
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	913	2,871
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,256	159,684
Fidelity® Variable Insurance Products V:
Fidelity® VIP Index 500 Portfolio - Initial Class	20,408	38,724
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,278	2,302
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	16,484	24,898
Fidelity® VIP Growth Portfolio - Initial Class	55,586	36,581
Fidelity® VIP High Income Portfolio - Initial Class	1,268	951
Franklin Mutual Series Fund, Inc.:
Fidelity® VIP Overseas Portfolio - Initial Class	2,053	6,474
Franklin Mutual Global Discovery Fund - Class R	106	171
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	144	55
Franklin Natural Resources Fund - Advisor Class	48	40

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Strategic Series (continued):
Franklin Small-Mid Cap Growth Fund - Class A	$96	$279
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	9,298	10,693
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	70	13
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	904	1,408
Growth Fund of America® - Class R-4	27,080	49,253
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	5
The Hartford International Opportunities Fund - Class R4	530	205
Income Fund of America®:
Income Fund of America® - Class R-3	119	212
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	12,207	6,811
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	6	2
Janus Henderson Enterprise Portfolio - Institutional Shares	31	53
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	—
Janus Henderson Global Research Portfolio - Institutional Shares	5	18
Janus Henderson Research Portfolio - Institutional Shares	7	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	6,616	1,584
Lazard Funds, Inc.:
JPMorgan Government Bond Fund - Class I Shares	5,990	2,869
Legg Mason Partners Equity Trust:
Lazard International Equity Portfolio - Open Shares	410	352
ClearBridge Aggressive Growth Fund - Class I	90	34
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	9	1
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,164	1,609
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	1,081	433
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	81	29
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	8	1
Lord Abbett Short Duration Income Fund - Class R4	3,146	1,716
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	76	386
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	16	91
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	6	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	1,767	8,464

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	$807	$66
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3	1	4
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	55	36
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	8,408	2,190
Metropolitan West Total Return Bond Fund - Class M Shares	8,433	6,467
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	323	954
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	227	60
MFS® New Discovery Fund - Class R3	70	46
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	1,376	362
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	1,656	1,596
New Perspective Fund®:
New Perspective Fund® - Class R-3	208	205
New Perspective Fund® - Class R-4	33,964	13,066
New World Fund, Inc.®:
New World Fund® - Class R-4	214	506
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	346	683
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	6,898	4,938
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	2,733	3,409
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	518	367
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	11,428	10,452
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	310	6,071
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	61	343
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	281	157
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,807	2,183
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	36	56
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	1,284	2,540
Royce Fund:
Royce Total Return Fund - Service Class	7	2

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	$671	$1,799
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	4,107	3,360
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	6,692	3,026
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	20	22
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	75	129
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	7,930	3,125
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	28	16
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,419	3,967
Templeton Global Bond Fund - Class A	6,697	15,533
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	9	3
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	3,410	1,532
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	6,744	29,986
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	26,850	5,837
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	112	151
Vanguard® Total International Stock Index Fund - Admiral™ Shares	62	1
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	22	1
Equity Income Portfolio	23	2
Small Company Growth Portfolio	10	2
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	76	303
Victory Sycamore Established Value Fund - Class A	1,986	975
Voya Balanced Portfolio, Inc.:
Victory Sycamore Small Company Opportunity Fund - Class R	2	1
Voya Balanced Portfolio - Class I	13,620	24,584
Voya Large Cap Value Fund - Class A	21	8
Voya Real Estate Fund - Class A	6	776
Voya Funds Trust:
Voya Floating Rate Fund - Class A	381	3,310
Voya GNMA Income Fund - Class A	1,826	611
Voya Intermediate Bond Fund - Class A	430	465
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	78,694	27,319

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	$257	$370
Voya Global Perspectives® Portfolio - Class I	2,712	516
Voya Investors Trust:
Voya High Yield Portfolio - Adviser Class	2	6
Voya High Yield Portfolio - Institutional Class	11,588	14,887
Voya High Yield Portfolio - Service Class	209	254
Voya Large Cap Growth Portfolio - Adviser Class	11	11
Voya Large Cap Growth Portfolio - Institutional Class	80,563	69,280
Voya Large Cap Growth Portfolio - Service Class	1,701	1,216
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	32,167	35,317
Voya Large Cap Value Portfolio - Service Class	321	154
Voya Limited Maturity Bond Portfolio - Adviser Class	2	1
Voya U.S. Stock Index Portfolio - Institutional Class	7,153	8,914
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	1	2
VY® Clarion Global Real Estate Portfolio - Institutional Class	10,063	10,326
VY® Clarion Real Estate Portfolio - Adviser Class	4	4
VY® Clarion Real Estate Portfolio - Institutional Class	191	223
VY® Clarion Real Estate Portfolio - Service Class	5,371	6,501
VY® Invesco Growth and Income Portfolio - Institutional Class	7,880	5,006
VY® Invesco Growth and Income Portfolio - Service Class	3,672	3,865
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	23	117
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,827	2,203
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	6,000	5,550
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	—	1
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	4,160	5,527
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,797	4,932
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	—	1
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	81	5
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	76,413	45,541
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	133,834	80,943
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	112	244
VY® T. Rowe Price Equity Income Portfolio - Service Class	7,231	10,463
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	3
VY® T. Rowe Price International Stock Portfolio - Service Class	1,130	1,130
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	165,335	79,813
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	9	65
Voya Multi-Manager International Small Cap Fund - Class A	10	19
Voya Multi-Manager International Small Cap Fund - Class I	506	430
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	61	225
Voya Global Bond Portfolio - Initial Class	7,810	9,627
Voya Global Bond Portfolio - Service Class	265	147
Voya Index Solution 2025 Portfolio - Initial Class	3,727	9,582
Voya Index Solution 2025 Portfolio - Service 2 Class	424	278

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Index Solution 2025 Portfolio - Service Class	$3,761	$455
Voya Index Solution 2035 Portfolio - Initial Class	5,202	15,448
Voya Index Solution 2035 Portfolio - Service 2 Class	557	178
Voya Index Solution 2035 Portfolio - Service Class	1,459	2,456
Voya Index Solution 2045 Portfolio - Initial Class	5,468	16,403
Voya Index Solution 2045 Portfolio - Service 2 Class	535	223
Voya Index Solution 2045 Portfolio - Service Class	1,335	271
Voya Index Solution 2055 Portfolio - Initial Class	4,997	9,436
Voya Index Solution 2055 Portfolio - Service 2 Class	528	103
Voya Index Solution 2055 Portfolio - Service Class	1,849	791
Voya Index Solution 2065 Portfolio - Initial Class	5	2
Voya Index Solution 2065 Portfolio - Service Class	9	—
Voya Index Solution Income Portfolio - Initial Class	1,214	3,687
Voya Index Solution Income Portfolio - Service 2 Class	51	58
Voya Index Solution Income Portfolio - Service Class	502	464
Voya International High Dividend Low Volatility Portfolio - Adviser Class	38	37
Voya International High Dividend Low Volatility Portfolio - Initial Class	11,298	7,144
Voya International High Dividend Low Volatility Portfolio - Service Class	13	9
Voya Solution 2025 Portfolio - Adviser Class	22	207
Voya Solution 2025 Portfolio - Initial Class	4,904	2,412
Voya Solution 2025 Portfolio - Service 2 Class	652	1,972
Voya Solution 2025 Portfolio - Service Class	19,180	17,176
Voya Solution 2035 Portfolio - Adviser Class	40	153
Voya Solution 2035 Portfolio - Initial Class	4,556	2,183
Voya Solution 2035 Portfolio - Service 2 Class	1,304	3,228
Voya Solution 2035 Portfolio - Service Class	23,404	16,907
Voya Solution 2045 Portfolio - Adviser Class	1	1
Voya Solution 2045 Portfolio - Initial Class	3,454	1,831
Voya Solution 2045 Portfolio - Service 2 Class	1,052	2,003
Voya Solution 2045 Portfolio - Service Class	16,920	13,641
Voya Solution 2055 Portfolio - Initial Class	2,108	582
Voya Solution 2055 Portfolio - Service 2 Class	359	820
Voya Solution 2055 Portfolio - Service Class	8,872	3,433
Voya Solution 2065 Portfolio - Service Class	400	72
Voya Solution Balanced Portfolio - Service Class	1,023	587
Voya Solution Income Portfolio - Adviser Class	11	449
Voya Solution Income Portfolio - Initial Class	3,638	1,117
Voya Solution Income Portfolio - Service 2 Class	340	683
Voya Solution Income Portfolio - Service Class	3,029	6,774
Voya Solution Moderately Conservative Portfolio - Service Class	1,315	1,105
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	1	18
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	3,340	4,805
VY® American Century Small-Mid Cap Value Portfolio - Service Class	3,150	8,968
VY® Baron Growth Portfolio - Adviser Class	99	181
VY® Baron Growth Portfolio - Service Class	1,885	20,437

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	$1,658	$2,841
VY® Columbia Small Cap Value II Portfolio - Adviser Class	6	4
VY® Columbia Small Cap Value II Portfolio - Service Class	997	762
VY® Invesco Comstock Portfolio - Adviser Class	20	30
VY® Invesco Comstock Portfolio - Service Class	4,069	7,151
VY® Invesco Equity and Income Portfolio - Adviser Class	89	39
VY® Invesco Equity and Income Portfolio - Initial Class	17,349	30,562
VY® Invesco Equity and Income Portfolio - Service Class	110	172
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	32	61
VY® Invesco Oppenheimer Global Portfolio - Initial Class	27,949	71,967
VY® Invesco Oppenheimer Global Portfolio - Service Class	220	130
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	38	79
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,209	2,953
VY® JPMorgan Mid Cap Value Portfolio - Service Class	5,828	8,106
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	72	78
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	45,443	57,429
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	186	283
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	59	174
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	38,983	54,061
VY® T. Rowe Price Growth Equity Portfolio - Service Class	442	1,032
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	4,520	2,052
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	6,828	4,819
Voya Strategic Allocation Growth Portfolio - Class I	10,769	7,001
Voya Strategic Allocation Moderate Portfolio - Class I	6,232	6,154
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	196	221
Voya Growth and Income Portfolio - Class I	128,037	138,894
Voya Growth and Income Portfolio - Class S	53	6
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,856	10,674
Voya Global High Dividend Low Volatility Portfolio - Class S	735	1,707
Voya Index Plus LargeCap Portfolio - Class I	42,436	41,400
Voya Index Plus LargeCap Portfolio - Class S	28	104
Voya Index Plus MidCap Portfolio - Class I	5,332	32,731
Voya Index Plus MidCap Portfolio - Class S	2	19
Voya Variable Portfolios, Inc.:
Voya Index Plus SmallCap Portfolio - Class I	4,547	13,285
Voya Index Plus SmallCap Portfolio - Class S	4	24
Voya International Index Portfolio - Class I	4,891	5,812
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	27,046	15,161
Voya Russell™ Large Cap Growth Index Portfolio - Class S	534	528
Voya Russell™ Large Cap Index Portfolio - Class I	36,824	16,582
Voya Russell™ Large Cap Index Portfolio - Class S	31	53
Voya Russell™ Large Cap Value Index Portfolio - Class I	52	78

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S	$4,009	$3,379
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,641	4,757
Voya Russell™ Mid Cap Index Portfolio - Class I	33,967	17,412
Voya Russell™ Small Cap Index Portfolio - Class I	15,733	8,334
Voya Small Company Portfolio - Class I	3,987	15,668
Voya Small Company Portfolio - Class S	17	65
Voya U.S. Bond Index Portfolio - Class I	18,616	8,108
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	21,041	24,253
Voya MidCap Opportunities Portfolio - Class S	103	286
Voya SmallCap Opportunities Portfolio - Class I	2,725	7,054
Voya SmallCap Opportunities Portfolio - Class S	—	55
Wanger Advisors Trust:
Wanger International	3,572	6,034
Wanger Select	8,126	8,783
Wanger USA	11,745	16,192
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3	83	203
Washington Mutual Investors Fund℠ - Class R-4	11,443	20,238
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class	3,197	1,725
Wells Fargo Small Company Value Fund - Class A	9	9
Wells Fargo Special Small Cap Value Fund - Class A	2,102	12,434

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.    Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	1,317	1,597	(280)	3,335	4,821	(1,486)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	899	2,861	(1,962)	2,225	2,268	(43)
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	264,032	140,066	123,966	292,265	137,915	154,350
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	282	770	(488)	14	537	(523)
Invesco Floating Rate ESG Fund - Class R5	6,052	10,229	(4,177)	9,672	4,336	5,336
AIM Equity Funds:
Invesco Main Street Fund - Class A	31,355	49,700	(18,345)	53,070	21,659	31,411
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	328,556	53,478	275,078	—	—	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	12,154	166,562	(154,408)	33,263	34,147	(884)
Invesco Small Cap Growth Fund - Class A	745	280	465	477	443	34
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	9,675	7,721	1,954	12,166	8,394	3,772
Invesco International Small-Mid Company Fund - Class Y	8,574	4,261	4,313	11,983	4,697	7,286
Invesco Oppenheimer International Growth Fund - Class Y	22,561	60,717	(38,156)	17,380	4,948	12,432
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	315,848	764,251	(448,403)	426,872	688,892	(262,020)
Invesco Developing Markets Fund - Class Y	318,076	753,578	(435,502)	398,801	618,572	(219,771)
Invesco Endeavor Fund - Class A	73	88	(15)	426	72	354
Invesco Health Care Fund - Investor Class	137	506	(369)	664	1,292	(628)
Invesco International Bond Fund - Class A	4,110	7,034	(2,924)	4,243	12,270	(8,027)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	20,748	56,571	(35,823)	20,350	3,047	17,303
AIM Sector Funds:
Invesco American Value Fund - Class R5	34,366	47,623	(13,257)	26,112	20,680	5,432
Invesco Energy Fund - Class R5	9,471	7,671	1,800	6,685	6,453	232
Invesco Gold & Special Minerals Fund - Class A	8,965	432	8,533	1,998	322	1,676
Invesco Small Cap Value Fund - Class A	445	399	46	164	1,147	(983)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	9,741	9,839	(98)	10,446	10,549	(103)
Invesco Oppenheimer V.I. Global Fund - Series I	37	209	(172)	22	226	(204)
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	—	—	—	—	33	(33)
Invesco Oppenheimer V.I. Main Street Fund - Series I	37,670	38,050	(380)	39,868	40,268	(400)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	127,078	258,294	(131,216)	518,673	363,322	155,351
Invesco V.I. American Franchise Fund - Series I	184,633	173,985	10,648	108,396	156,416	(48,020)
Invesco V.I. Core Equity Fund - Series I	257,231	352,192	(94,961)	241,418	408,840	(167,422)
Alger Funds II:
Alger Responsible Investing Fund - Class A	140,151	70,910	69,241	50,023	79,869	(29,846)
Alger Funds:
Alger Capital Appreciation Fund - Class A	693	372	321	624	1,392	(768)
Allianz Funds:
AllianzGI Dividend Value Fund - Class A	1,589	3,656	(2,067)	78	4,261	(4,183)
AllianzGI Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
AllianzGI Small-Cap Value Fund - Class A	310	470	(160)	3,377	11,620	(8,243)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	528,987	556,716	(27,729)	778,123	499,788	278,335
Amana Income Fund - Investor Class	262,384	472,081	(209,697)	339,910	612,717	(272,807)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	32,507	44,749	(12,242)	28,750	78,420	(49,670)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	1,501	28,578	(27,077)	10,473	4,201	6,272
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	1,250,660	726,494	524,166	374,317	715,819	(341,502)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	54,472	90,648	(36,176)	52,307	68,726	(16,419)
a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds® Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	38,622	45,737	(7,115)	26,084	27,923	(1,839)
American Funds® Fundamental Investors® - Class R-4	528,541	913,736	(385,195)	639,733	724,054	(84,321)
American Mutual Fund®:
American Mutual Fund® - Class R-4	30,022	67,900	(37,878)	31,781	347,268	(315,487)
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	113,141	269,952	(156,811)	553,278	496,985	56,293
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	633	3,488	(2,855)	1,465	12,911	(11,446)
Ariel Fund - Investor Class	49,073	114,681	(65,608)	78,211	109,737	(31,526)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	91,797	160,320	(68,523)	131,596	232,713	(101,117)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	16,740	14,338	2,402	5,512	5,681	(169)
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	260,447	148,754	111,693	171,068	200,796	(29,728)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	682,785	533,629	149,156	440,543	626,573	(186,030)
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	3,789	2,309	1,480	2,289	345	1,944
BlackRock Mid Cap Dividend Fund - Investor A Shares	63,111	100,950	(37,839)	52,704	69,628	(16,924)
Bond Fund of America℠, Inc.:
Bond Fund of America℠ - Class R-4	1,323,851	630,398	693,453	441,892	158,976	282,916
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	490	—	490	689	7	682
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	228,012	270,814	(42,802)	267,703	320,256	(52,553)
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	274,154	147,622	126,532	175,704	118,564	57,140
Capital World Growth & Income Fund℠, Inc.:
Capital World Growth & Income Fund℠ - Class R-3	23,447	25,424	(1,977)	12,059	14,324	(2,265)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	95,036	64,559	30,477	117,402	18,190	99,212

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	114,153	210,598	(96,445)	242,096	180,546	61,550
Columbia℠ Acorn® Trust:
Columbia℠ Acorn® Fund - Class A Shares	2,775	2,583	192	101	282	(181)
Columbia℠ Acorn® Fund - Institutional Class	50	397	(347)	98	—	98
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	37,433	73,545	(36,112)	48,189	175,999	(127,810)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,702	3,436	(1,734)	277	8,232	(7,955)
Davis Series, Inc.:
Davis Financial Fund - Class Y	3,372	3,829	(457)	1,220	476	744
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	72,017	81,796	(9,779)	87,811	105,945	(18,134)
Delaware Smid Cap Growth Fund - Institutional Class	148,873	102,688	46,185	169,373	98,871	70,502
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	581	735	(154)	412	262	150
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	3,774	849	2,925	2,925	3,449	(524)
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	48,370	40,640	7,730	60,055	35,497	24,558
DFA Inflation-Protected Securities Portfolio - Institutional Class	139,151	63,354	75,797	57,794	41,991	15,803
DFA U.S. Targeted Value Portfolio - Institutional Class	306,886	179,439	127,447	286,756	138,695	148,061
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	5,951	5,422	529	2,022	1,128	894
Dodge & Cox Stock Fund	2,016	1,515	501	872	2,789	(1,917)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—	—	—	35	(35)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	50,874	58,443	(7,569)	35,315	81,016	(45,701)
EuroPacific Growth Fund® - Class R-4	1,205,452	2,171,460	(966,008)	2,618,134	3,575,657	(957,523)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	1,555	742	813	576	—	576
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	50,431	150,722	(100,291)	40,493	15,596	24,897
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,887,687	6,064,667	(2,176,980)	8,953,210	8,520,864	432,346
Fidelity® VIP Index 500 Portfolio - Initial Class	588,167	873,348	(285,181)	498,139	453,664	44,475
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	35,974	70,753	(34,779)	29,716	46,510	(16,794)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,862,610	2,320,354	(457,744)	2,276,592	2,848,729	(572,137)
Fidelity® VIP Growth Portfolio - Initial Class	1,257,660	1,528,598	(270,938)	7,629,004	8,345,272	(716,268)
Fidelity® VIP High Income Portfolio - Initial Class	82,662	82,935	(273)	70,801	81,116	(10,315)
Fidelity® VIP Overseas Portfolio - Initial Class	153,068	345,859	(192,791)	120,295	240,637	(120,342)
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R	15,275	18,651	(3,376)	9,508	27,093	(17,585)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,625	5,181	2,444	4,972	7,323	(2,351)
Franklin Natural Resources Fund - Advisor Class	13,440	11,364	2,076	703	156	547
Franklin Small-Mid Cap Growth Fund - Class A	2,689	8,237	(5,548)	7,463	7,522	(59)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	637,230	850,971	(213,741)	737,836	924,671	(186,835)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	2,888	866	2,022	3,079	1,930	1,149
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	51,772	78,684	(26,912)	51,323	171,104	(119,781)
Growth Fund of America® - Class R-4	1,023,520	2,030,485	(1,006,965)	1,062,276	2,305,597	(1,243,321)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	—	4	(4)
The Hartford Dividend And Growth Fund - Class R4	32	206	(174)	43	55	(12)
The Hartford International Opportunities Fund - Class R4	51,587	24,442	27,145	28,339	42,836	(14,497)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Income Fund of America®:
Income Fund of America® - Class R-3	23,355	28,113	(4,758)	24,099	32,836	(8,737)
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	775,147	609,746	165,401	559,744	368,528	191,216
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	22	16	6	18	322	(304)
Janus Henderson Enterprise Portfolio - Institutional Shares	132	562	(430)	132	223	(91)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	11	(11)	—	52	(52)
Janus Henderson Global Research Portfolio - Institutional Shares	31	417	(386)	19	39	(20)
Janus Henderson Research Portfolio - Institutional Shares	22	31	(9)	29	498	(469)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	566,941	135,003	431,938	129,596	17,767	111,829
JPMorgan Government Bond Fund - Class I Shares	551,685	282,743	268,942	371,817	197,132	174,685
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	40,963	32,141	8,822	28,239	19,291	8,948
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	2,371	2,980	(609)	3,295	12,090	(8,795)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	336	1	335	362	1	361
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	43,770	97,759	(53,989)	40,269	97,662	(57,393)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	105,996	42,783	63,213	16,174	12,129	4,045
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	1,157	814	343	499	1,125	(626)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	2,690	2,215	475	852	765	87
Lord Abbett Short Duration Income Fund - Class R4	354,524	236,854	117,670	352,127	262,069	90,058
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	3,190	21,067	(17,877)	2,910	3,459	(549)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	980	3,498	(2,518)	2,270	20,734	(18,464)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	280	59	221	372	5,188	(4,816)
a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	472,526	757,674	(285,148)	859,316	966,453	(107,137)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	67,427	7,815	59,612	—	—	—
MainStay Funds:
Mainstay Winslow Large Cap Growth Fund - Class R3	—	75	(75)	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,940	1,609	331	700	751	(51)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	622,872	273,081	349,791	501,737	197,761	303,976
Metropolitan West Total Return Bond Fund - Class M Shares	829,286	786,575	42,711	1,026,120	801,256	224,864
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	21,927	60,617	(38,690)	27,421	5,042	22,379
MFS® New Discovery Fund - Class R3	9,210	3,618	5,592	11,790	4,522	7,268
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	5,209	5,032	177	1,732	507	1,225
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	75,005	29,429	45,576	56,622	32,177	24,445
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	54,033	84,509	(30,476)	66,588	106,935	(40,347)
New Perspective Fund®:
New Perspective Fund® - Class R-3	10,398	11,804	(1,406)	14,586	41,249	(26,663)
New Perspective Fund® - Class R-4	1,700,576	1,125,631	574,945	1,353,280	1,057,059	296,221
New World Fund, Inc.®:
New World Fund® - Class R-4	19,318	37,859	(18,541)	26,400	70,344	(43,944)
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	29,078	55,446	(26,368)	25,168	22,006	3,162
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	328,318	305,123	23,195	343,652	325,246	18,406
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	157,675	227,926	(70,251)	171,002	300,373	(129,371)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	132,709	96,915	35,794	82,758	74,465	8,293

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	1,017,831	961,493	56,338	638,426	900,988	(262,562)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	25,144	333,962	(308,818)	41,248	206,532	(165,284)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	10,963	27,187	(16,224)	9,717	11,394	(1,677)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	35,422	28,487	6,935	11,240	6,710	4,530
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	2	(2)	144	—	144
Pioneer High Yield VCT Portfolio - Class I	90,963	139,217	(48,254)	102,594	170,322	(67,728)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,833	4,612	(1,779)	2,678	1,565	1,113
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	153,875	267,064	(113,189)	171,425	137,220	34,205
Royce Fund:
Royce Total Return Fund - Service Class	1,013	687	326	202	1	201
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	63,072	155,931	(92,859)	118,802	123,013	(4,211)
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	308,703	262,928	45,775	246,943	211,926	35,017
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	326,871	185,131	141,740	358,848	183,564	175,284
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	1,147	1,409	(262)	4,822	25,183	(20,361)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	2,877	5,692	(2,815)	1,766	1,199	567
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	835,866	431,380	404,486	247,746	142,197	105,549
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	1,700	1,031	669	1,801	7,958	(6,157)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	192,099	413,660	(221,561)	225,681	406,765	(181,084)
Templeton Global Bond Fund - Class A	490,379	1,012,954	(522,575)	568,967	1,396,925	(827,958)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,048	433	615	1,200	776	424
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	233,714	137,487	96,227	229,440	92,589	136,851
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,193,715	6,273,665	(4,079,950)	2,474,145	2,426,952	47,193
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	1,450,214	380,998	1,069,216	—	—	—
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	10,045	13,554	(3,509)	14,974	7	14,967
Vanguard® Total International Stock Index Fund - Admiral™ Shares	6,066	35	6,031	1,377	1	1,376
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	3,861	3,870	(9)	109	1,048	(939)
Equity Income Portfolio	402	6	396	1,073	1,903	(830)
Small Company Growth Portfolio	1,600	1,537	63	418	530	(112)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	7,947	27,251	(19,304)	9,063	26,028	(16,965)
Victory Sycamore Small Company Opportunity Fund - Class R	151,676	101,258	50,418	136,964	56,828	80,136
Victory Sycamore Established Value Fund - Class A	227	217	10	29	70	(41)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,248,686	4,781,899	(533,213)	4,694,227	5,076,628	(382,401)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	1,960	1,648	312	2,723	3,646	(923)
Voya Real Estate Fund - Class A	1,112	21,836	(20,724)	22,804	26,996	(4,192)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	35,649	314,841	(279,192)	177,572	71,884	105,688
Voya GNMA Income Fund - Class A	172,299	78,965	93,334	90,411	96,108	(5,697)
Voya Intermediate Bond Fund - Class A	36,917	42,194	(5,277)	15,201	18,497	(3,296)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	32,774,297	31,572,536	1,201,761	45,492,601	45,098,380	394,221

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Intermediate Bond Portfolio (continued):
Voya Intermediate Bond Portfolio - Class S	3,251	16,128	(12,877)	2,485	8,757	(6,272)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	197,493	40,549	156,944	74,503	61,079	13,424
Voya High Yield Portfolio - Adviser Class	33	394	(361)	16	1,257	(1,241)
Voya High Yield Portfolio - Institutional Class	2,456,615	3,034,282	(577,667)	6,287,453	1,327,502	4,959,951
Voya High Yield Portfolio - Service Class	8,210	10,388	(2,178)	145,279	1,121,044	(975,765)
Voya Large Cap Growth Portfolio - Adviser Class	9	315	(306)	28	612	(584)
Voya Large Cap Growth Portfolio - Institutional Class	1,854,256	3,521,597	(1,667,341)	3,084,914	3,476,955	(392,041)
Voya Large Cap Growth Portfolio - Service Class	44,674	52,115	(7,441)	46,401	331,074	(284,673)
Voya Large Cap Value Portfolio - Adviser Class	—	159	(159)	—	165	(165)
Voya Large Cap Value Portfolio - Institutional Class	2,841,938	4,651,419	(1,809,481)	3,108,101	4,552,451	(1,444,350)
Voya Large Cap Value Portfolio - Service Class	18,861	16,132	2,729	14,631	31,237	(16,606)
Voya Limited Maturity Bond Portfolio - Adviser Class	88	58	30	41	1,075	(1,034)
Voya U.S. Stock Index Portfolio - Institutional Class	435,071	553,921	(118,850)	2,403,892	1,164,216	1,239,676
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	35	144	(109)	20	961	(941)
VY® Clarion Global Real Estate Portfolio - Institutional Class	395,820	993,299	(597,479)	753,650	954,444	(200,794)
VY® Clarion Real Estate Portfolio - Adviser Class	—	273	(273)	—	—	—
VY® Clarion Real Estate Portfolio - Institutional Class	955,114	964,886	(9,772)	1,213,213	1,224,421	(11,208)
VY® Clarion Real Estate Portfolio - Service Class	179,540	475,057	(295,517)	265,750	417,622	(151,872)
VY® Invesco Growth and Income Portfolio - Institutional Class	351,013	343,483	7,530	98,637	330,737	(232,100)
VY® Invesco Growth and Income Portfolio - Service Class	114,805	224,641	(109,836)	120,546	276,273	(155,727)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	392	4,018	(3,626)	159	430	(271)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	102,398	116,349	(13,951)	68,740	88,809	(20,069)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	236,658	272,131	(35,473)	216,788	231,527	(14,739)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	45	65	(20)	36	1,168	(1,132)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	289,063	355,331	(66,268)	260,204	340,564	(80,360)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	157,772	247,765	(89,993)	239,955	214,661	25,294
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	—	25	(25)	25	—	25
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	1,811	165	1,646	—	210	(210)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,576,272	2,951,646	(375,374)	2,865,017	1,727,657	1,137,360

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,163,561	5,826,939	(663,378)	6,531,993	4,965,966	1,566,027
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	1,078	9,022	(7,944)	325	2,909	(2,584)
VY® T. Rowe Price Equity Income Portfolio - Service Class	921,430	1,240,919	(319,489)	2,640,654	2,101,403	539,251
VY® T. Rowe Price International Stock Portfolio - Adviser Class	159	225	(66)	91	1,484	(1,393)
VY® T. Rowe Price International Stock Portfolio - Service Class	55,901	72,959	(17,058)	74,210	90,184	(15,974)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	25,693,622	19,850,984	5,842,638	16,139,130	14,937,448	1,201,682
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	4,276	6,486	(2,210)	2,160	2,386	(226)
Voya Multi-Manager International Small Cap Fund - Class A	442	873	(431)	634	3,343	(2,709)
Voya Multi-Manager International Small Cap Fund - Class I	42,697	40,464	2,233	26,749	54,944	(28,195)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	1,100	11,490	(10,390)	907	283	624
Voya Global Bond Portfolio - Initial Class	1,979,287	2,162,675	(183,388)	3,061,951	3,318,856	(256,905)
Voya Global Bond Portfolio - Service Class	25,800	18,733	7,067	26,139	17,957	8,182
Voya Index Solution 2025 Portfolio - Initial Class	149,663	402,319	(252,656)	129,703	152,754	(23,051)
Voya Index Solution 2025 Portfolio - Service 2 Class	62,298	58,304	3,994	84,986	139,512	(54,526)
Voya Index Solution 2025 Portfolio - Service Class	293,497	171,224	122,273	195,661	151,860	43,801
Voya Index Solution 2035 Portfolio - Initial Class	185,742	570,883	(385,141)	174,556	144,015	30,541
Voya Index Solution 2035 Portfolio - Service 2 Class	33,406	20,219	13,187	33,573	27,753	5,820
Voya Index Solution 2035 Portfolio - Service Class	160,407	212,882	(52,475)	169,387	113,114	56,273
Voya Index Solution 2045 Portfolio - Initial Class	177,960	559,972	(382,012)	158,543	152,399	6,144
Voya Index Solution 2045 Portfolio - Service 2 Class	23,788	15,554	8,234	53,238	34,787	18,451
Voya Index Solution 2045 Portfolio - Service Class	122,660	95,366	27,294	108,273	88,767	19,506
Voya Index Solution 2055 Portfolio - Initial Class	229,063	417,839	(188,776)	166,846	126,462	40,384
Voya Index Solution 2055 Portfolio - Service 2 Class	23,410	7,392	16,018	27,129	19,041	8,088
Voya Index Solution 2055 Portfolio - Service Class	127,947	85,138	42,809	89,652	56,262	33,390
Voya Index Solution 2065 Portfolio - Initial Class	486	170	316	—	—	—
Voya Index Solution 2065 Portfolio - Service Class	785	—	785	—	—	—
Voya Index Solution Income Portfolio - Initial Class	73,429	207,852	(134,423)	59,518	99,172	(39,654)
Voya Index Solution Income Portfolio - Service 2 Class	11,427	13,107	(1,680)	26,579	49,852	(23,273)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution Income Portfolio - Service Class	37,831	37,848	(17)	44,273	40,389	3,884
Voya International High Dividend Low Volatility Portfolio - Adviser Class	227	2,479	(2,252)	395	2,324	(1,929)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,294,557	1,820,068	(525,511)	1,665,987	2,212,099	(546,112)
Voya International High Dividend Low Volatility Portfolio - Service Class	778	1,092	(314)	1,867	3,960	(2,093)
Voya Solution 2025 Portfolio - Adviser Class	352	11,440	(11,088)	259	3,801	(3,542)
Voya Solution 2025 Portfolio - Initial Class	348,844	207,743	141,101	236,313	149,325	86,988
Voya Solution 2025 Portfolio - Service 2 Class	71,742	161,863	(90,121)	104,467	227,740	(123,273)
Voya Solution 2025 Portfolio - Service Class	1,108,161	1,336,091	(227,930)	1,287,027	1,749,146	(462,119)
Voya Solution 2035 Portfolio - Adviser Class	304	7,260	(6,956)	59	529	(470)
Voya Solution 2035 Portfolio - Initial Class	280,317	179,139	101,178	240,497	75,637	164,860
Voya Solution 2035 Portfolio - Service 2 Class	167,702	294,191	(126,489)	282,459	380,990	(98,531)
Voya Solution 2035 Portfolio - Service Class	1,077,657	1,230,104	(152,447)	1,435,921	1,672,162	(236,241)
Voya Solution 2045 Portfolio - Adviser Class	—	34	(34)	15	14	1
Voya Solution 2045 Portfolio - Initial Class	233,789	161,324	72,465	172,097	90,496	81,601
Voya Solution 2045 Portfolio - Service 2 Class	73,481	129,931	(56,450)	125,765	184,940	(59,175)
Voya Solution 2045 Portfolio - Service Class	827,609	960,119	(132,510)	1,079,684	1,136,874	(57,190)
Voya Solution 2055 Portfolio - Initial Class	139,863	51,250	88,613	105,231	27,950	77,281
Voya Solution 2055 Portfolio - Service 2 Class	25,446	54,631	(29,185)	56,600	69,219	(12,619)
Voya Solution 2055 Portfolio - Service Class	491,476	279,999	211,477	542,185	366,855	175,330
Voya Solution 2065 Portfolio - Service Class	36,567	6,423	30,144	—	—	—
Voya Solution Balanced Portfolio - Service Class	53,278	46,007	7,271	57,489	69,726	(12,237)
Voya Solution Income Portfolio - Adviser Class	—	24,961	(24,961)	—	1,528	(1,528)
Voya Solution Income Portfolio - Initial Class	275,945	112,571	163,374	88,856	120,185	(31,329)
Voya Solution Income Portfolio - Service 2 Class	92,480	119,522	(27,042)	96,853	149,150	(52,297)
Voya Solution Income Portfolio - Service Class	204,243	461,236	(256,993)	667,378	1,183,991	(516,613)
Voya Solution Moderately Conservative Portfolio - Service Class	82,361	89,287	(6,926)	122,790	80,597	42,193
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	12	558	(546)	329	319	10
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	168,573	243,293	(74,720)	158,796	454,173	(295,377)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	546,373	818,118	(271,745)	1,821,555	1,273,548	548,007
VY® Baron Growth Portfolio - Adviser Class	2,117	3,980	(1,863)	306	1,155	(849)
VY® Baron Growth Portfolio - Service Class	778,591	1,194,283	(415,692)	2,199,034	1,621,251	577,783

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	178,875	209,130	(30,255)	68,823	106,652	(37,829)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	217	(217)	—	203	(203)
VY® Columbia Small Cap Value II Portfolio - Service Class	59,896	59,749	147	45,575	83,365	(37,790)
VY® Invesco Comstock Portfolio - Adviser Class	545	1,344	(799)	301	1,248	(947)
VY® Invesco Comstock Portfolio - Service Class	591,822	803,640	(211,818)	1,557,631	1,656,610	(98,979)
VY® Invesco Equity and Income Portfolio - Adviser Class	363	1,574	(1,211)	405	5,431	(5,026)
VY® Invesco Equity and Income Portfolio - Initial Class	1,941,859	3,162,461	(1,220,602)	1,609,527	2,809,804	(1,200,277)
VY® Invesco Equity and Income Portfolio - Service Class	28,399	37,631	(9,232)	16,784	35,912	(19,128)
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	64	1,573	(1,509)	100	856	(756)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	2,158,439	4,358,039	(2,199,600)	3,330,556	5,093,462	(1,762,906)
VY® Invesco Oppenheimer Global Portfolio - Service Class	4,836	4,098	738	4,786	5,230	(444)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	692	2,917	(2,225)	109	1,286	(1,177)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	74,569	200,019	(125,450)	84,055	227,949	(143,894)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	421,582	595,445	(173,863)	739,176	935,458	(196,282)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	247	1,330	(1,083)	296	535	(239)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,638,486	2,834,857	(1,196,371)	2,014,985	2,634,191	(619,206)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,413	9,803	(5,390)	4,093	12,811	(8,718)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	306	3,962	(3,656)	381	3,919	(3,538)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,832,891	2,333,716	(500,825)	15,209,008	13,793,775	1,415,233
VY® T. Rowe Price Growth Equity Portfolio - Service Class	20,069	35,510	(15,441)	10,132	37,585	(27,453)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	220,141	172,160	47,981	115,626	123,565	(7,939)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	580,123	571,187	8,936	1,176,834	1,175,186	1,648
Voya Strategic Allocation Growth Portfolio - Class I	491,491	579,979	(88,488)	483,348	570,917	(87,569)
Voya Strategic Allocation Moderate Portfolio - Class I	784,968	918,384	(133,416)	845,269	992,141	(146,872)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	910	8,053	(7,143)	200	3,804	(3,604)
Voya Growth and Income Portfolio - Class I	6,237,376	8,476,083	(2,238,707)	7,361,771	10,147,939	(2,786,168)
Voya Growth and Income Portfolio - Class S	4,940	4,035	905	1,531	1,545	(14)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,382,830	3,152,229	(769,399)	3,810,656	3,912,017	(101,361)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Global High Dividend Low Volatility Portfolio - Class S	74,052	165,763	(91,711)	66,418	154,154	(87,736)
Voya Index Plus LargeCap Portfolio - Class I	1,790,620	2,533,860	(743,240)	3,027,125	3,967,308	(940,183)
Voya Index Plus LargeCap Portfolio - Class S	263	3,496	(3,233)	56	1,003	(947)
Voya Index Plus MidCap Portfolio - Class I	1,085,495	1,847,842	(762,347)	2,830,622	2,647,839	182,783
Voya Index Plus MidCap Portfolio - Class S	64	757	(693)	190	794	(604)
Voya Index Plus SmallCap Portfolio - Class I	522,914	846,578	(323,664)	511,557	928,183	(416,626)
Voya Index Plus SmallCap Portfolio - Class S	76	1,110	(1,034)	58	978	(920)
Voya International Index Portfolio - Class I	1,000,399	1,153,638	(153,239)	1,089,060	1,120,328	(31,268)
Voya International Index Portfolio - Class S	31	1	30	17	—	17
Voya Russell™ Large Cap Growth Index Portfolio - Class I	14,650,191	14,524,569	125,622	17,941,062	17,776,014	165,048
Voya Russell™ Large Cap Growth Index Portfolio - Class S	15,223	17,026	(1,803)	14,514	5,600	8,914
Voya Russell™ Large Cap Index Portfolio - Class I	1,955,641	1,511,950	443,691	1,512,475	1,187,425	325,050
Voya Russell™ Large Cap Index Portfolio - Class S	101,538	102,564	(1,026)	176,779	178,294	(1,515)
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,510	4,000	(1,490)	5,289	10,542	(5,253)
Voya Russell™ Large Cap Value Index Portfolio - Class S	197,568	195,430	2,138	151,755	118,308	33,447
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	94,804	143,295	(48,491)	113,461	105,139	8,322
Voya Russell™ Mid Cap Index Portfolio - Class I	1,358,865	1,741,156	(382,291)	1,893,371	1,509,026	384,345
Voya Russell™ Small Cap Index Portfolio - Class I	1,348,440	1,144,648	203,792	1,830,685	1,031,016	799,669
Voya Small Company Portfolio - Class I	655,767	943,745	(287,978)	1,382,101	1,671,176	(289,075)
Voya Small Company Portfolio - Class S	662	2,356	(1,694)	228	20	208
Voya U.S. Bond Index Portfolio - Class I	1,686,872	982,001	704,871	611,067	404,644	206,423
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	827,693	1,228,280	(400,587)	1,232,609	1,535,476	(302,867)
Voya MidCap Opportunities Portfolio - Class S	9,560	15,634	(6,074)	2,675	9,437	(6,762)
Voya SmallCap Opportunities Portfolio - Class I	433,859	641,044	(207,185)	790,086	825,337	(35,251)
Voya SmallCap Opportunities Portfolio - Class S	—	1,658	(1,658)	459	1,423	(964)
Wanger Advisors Trust:
Wanger International	259,765	521,716	(261,951)	273,812	549,469	(275,657)
Wanger Select	112,839	320,652	(207,813)	128,252	361,161	(232,909)
Wanger USA	256,199	588,081	(331,882)	365,912	484,200	(118,288)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Washington Mutual Investors Fund℠, Inc.:
Washington Mutual Investors Fund℠ - Class R-3	14,144	20,044	(5,900)	15,215	76,988	(61,773)
Washington Mutual Investors Fund℠ - Class R-4	823,778	1,317,189	(493,411)	1,483,276	1,354,650	128,626
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class	174,138	154,759	19,379	201,292	226,086	(24,794)
Wells Fargo Small Company Value Fund - Class A	1,118	947	171	12,562	789	11,773
Wells Fargo Special Small Cap Value Fund - Class A	149,974	370,353	(220,379)	137,920	296,042	(158,122)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2020		6	$11.54	to	$28.84	$164	1.21%	0.70%	to	1.25%	1.86%	to	5.87%
2019		6	$11.46	to	$28.25	$167	1.17%	0.70%	to	0.90%	22.02%	to	22.09%
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
AB VPS Growth and Income Portfolio - Class A
2020		22	$28.83	to	$29.31	$653	1.48%	1.15%	to	1.25%	1.44%	to	1.56%
2019		24	$28.42	to	$28.86	$700	1.26%	1.15%	to	1.25%	22.39%	to	22.50%
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
2020		1,600		$14.30		$22,876	0.28%		0.00%			22.96%
2019		1,475		$11.63		$17,155	1.47%		0.00%			23.46%
2018		1,322		$9.42		$12,452	2.69%		0.00%			-15.14%
2017		1,117		$11.10		$12,399	1.56%		0.00%			26.28%
2016		784		$8.79		$6,893	2.63%		0.00%			6.55%
Invesco Capital Appreciation Fund - Class A
2020		2	$34.18	to	$36.26	$83	0.00%	0.85%	to	1.20%	34.67%	to	35.15%
2019		3	$25.38	to	$26.83	$75	0.00%	0.85%	to	1.20%	34.43%	to	34.89%
2018		3	$18.88	to	$19.89	$66	0.00%	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Floating Rate ESG Fund - Class R5
2020		27	$11.27	to	$12.12	$312	4.17%	0.30%	to	1.40%	0.44%	to	1.51%
2019		31	$11.22	to	$11.94	$359	5.96%	0.30%	to	1.40%	6.13%	to	7.28%
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
Invesco Main Street Fund - Class A
2020		94	$17.04	to	$17.18	$1,598	0.80%	0.95%	to	1.20%	13.00%	to	13.32%
2019		112	$13.13	to	$15.16	$1,650	1.02%	0.75%	to	1.20%	30.45%	to	30.91%
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	05/13/2016	17		$11.02		$182	(a)		1.20%			(a)
Invesco Main Street Mid Cap Fund® - Class A
2020	05/15/2020	275	$13.94	to	$14.07	$3,850	(e)	0.25%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Small Cap Growth Fund - Class A
2020		4		$55.86		$203	0.00%		1.00%			55.43%
2019		3		$35.94		$114	0.00%		1.00%			23.04%
2018		3		$29.21		$91	0.00%		1.00%			9.90%
2017		3		$32.42		$102	0.00%		1.00%			23.68%
2016		3		$26.22		$72	0.00%		1.00%			10.21%
Invesco International Growth Fund - Class R5
2020		52	$13.64	to	$16.96	$830	1.17%	0.75%	to	0.95%	12.63%	to	12.92%
2019		50	$12.11	to	$15.02	$715	2.42%	0.75%	to	0.95%	27.21%	to	27.40%
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco International Small-Mid Company Fund - Class Y
2020		52	$20.21	to	$21.96	$1,074	0.00%	0.15%	to	1.40%	23.30%	to	24.37%
2019		48	$16.39	to	$17.19	$795	0.45%	0.55%	to	1.40%	23.33%	to	24.38%
2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
Invesco Oppenheimer International Growth Fund - Class Y
2020		29	$13.64	to	$14.67	$405	0.00%	0.30%	to	1.40%	20.49%	to	21.70%
2019		67	$11.32	to	$11.98	$770	1.27%	0.40%	to	1.40%	27.19%	to	28.54%
2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
Invesco Developing Markets Fund - Class A
2020		3,326	$15.00	to	$139.34	$252,661	0.00%	0.00%	to	1.75%	15.18%	to	17.26%
2019		3,775	$12.89	to	$118.87	$246,688	0.24%	0.00%	to	1.75%	21.86%	to	23.99%
2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
Invesco Developing Markets Fund - Class Y
2020		2,869	$16.35	to	$18.15	$50,156	0.22%	0.00%	to	1.25%	16.04%	to	17.48%
2019		3,305	$14.09	to	$15.45	$49,389	0.55%	0.00%	to	1.25%	22.74%	to	24.30%
2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
Invesco Endeavor Fund - Class A
2020		1	$23.31	to	$24.62	$25	0.00%	0.45%	to	0.95%	-1.27%	to	26.79%
2019		1	$23.61	to	$24.81	$26	0.00%	0.45%	to	0.95%	20.58%	to	21.20%
2018		1	$19.58	to	$20.47	$14	0.00%	0.45%	to	0.95%	-17.87%	to	-17.46%
2017		1	$23.84	to	$24.80	$15	0.00%	0.45%	to	0.95%	16.55%	to	16.93%
2016		1	$20.00	to	$21.21	$12	0.00%	0.45%	to	1.30%	19.26%	to	20.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Health Care Fund - Investor Class
2020		1	$93.82	to	$107.02	$92	0.00%	0.65%	to	1.50%	12.74%	to	13.69%
2019		1	$83.22	to	$94.13	$115	0.00%	0.65%	to	1.50%	30.01%	to	31.14%
2018		2	$64.01	to	$71.78	$132	0.00%	0.65%	to	1.50%	-1.04%	to	-0.19%
2017		2	$64.67	to	$71.91	$109	0.00%	0.65%	to	1.50%	13.73%	to	14.72%
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
Invesco International Bond Fund - Class A
2020		1	$12.02	to	$13.62	$9	3.77%	0.60%	to	1.75%	7.13%	to	8.53%
2019		4	$11.70	to	$12.54	$44	5.59%	0.70%	to	1.40%	8.37%	to	8.67%
2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
Invesco High Yield Fund - Class R5
2020		33	$11.80	to	$12.70	$395	8.54%	0.30%	to	1.40%	2.52%	to	3.67%
2019		69	$11.51	to	$12.25	$800	6.15%	0.30%	to	1.40%	11.96%	to	13.22%
2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
Invesco American Value Fund - Class R5
2020		64	$12.90	to	$13.65	$834	0.44%	0.55%	to	1.40%	0.23%	to	1.11%
2019		77	$12.87	to	$13.50	$1,002	0.34%	0.55%	to	1.40%	23.39%	to	24.42%
2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
Invesco Energy Fund - Class R5
2020		12	$2.98	to	$3.24	$37	2.38%	0.15%	to	1.40%	-32.81%	to	14.34%
2019		10	$4.43	to	$4.72	$47	2.20%	0.30%	to	1.40%	3.75%	to	5.12%
2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Gold & Special Minerals Fund - Class A
2020		18	$10.28	to	$11.59	$202	2.14%	0.45%	to	1.55%	22.39%	to	37.80%
2019		10	$7.59	to	$8.26	$79	0.00%	0.80%	to	1.65%	44.02%	to	45.17%
2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
Invesco Small Cap Value Fund - Class A
2020		1	$34.32	to	$39.70	$52	0.00%	0.20%	to	1.45%	9.71%	to	63.51%
2019		1	$30.76	to	$35.90	$45	0.00%	0.20%	to	1.65%	29.90%	to	31.79%
2018		2	$23.68	to	$27.24	$60	0.00%	0.20%	to	1.65%	-26.53%	to	-25.43%
2017		4	$32.23	to	$36.53	$152	0.00%	0.20%	to	1.65%	16.35%	to	17.46%
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2020		1	$17.09	to	$35.08	$23	0.00%	1.25%	to	1.50%	38.61%	to	38.93%
2019		1	$12.33	to	$25.25	$18	0.00%	1.25%	to	1.50%	37.31%	to	37.68%
2018		1	$8.98	to	$18.34	$14	0.00%	1.25%	to	1.50%	-7.52%	to	-7.28%
2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016		2	$7.65	to	$15.55	$14	0.00%	1.25%	to	1.50%	0.79%	to	1.04%
Invesco Oppenheimer V.I. Global Fund - Series I
2020		5	$59.62	to	$73.13	$359	0.61%	0.50%	to	1.40%	25.86%	to	27.01%
2019		6	$33.47	to	$57.58	$292	0.76%	0.50%	to	1.40%	29.96%	to	31.13%
2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
2020		4	$23.18	to	$27.19	$101	6.03%	0.55%	to	1.25%	2.11%	to	2.84%
2019		4	$22.70	to	$26.44	$98	4.26%	0.55%	to	1.25%	9.40%	to	10.21%
2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Main Street Fund - Series I
2020		2	$23.73	to	$27.60	$59	1.67%	1.25%	to	1.50%	12.25%	to	12.52%
2019		3	$21.14	to	$24.53	$61	1.75%	1.25%	to	1.50%	30.09%	to	30.48%
2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2020		1,025	$13.41	to	$43.33	$30,180	0.53%	0.25%	to	1.50%	18.14%	to	28.88%
2019		1,156	$11.22	to	$36.50	$29,094	0.20%	0.00%	to	1.50%	24.57%	to	26.47%
2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
Invesco V.I. American Franchise Fund - Series I
2020		516	$33.83	to	$141.45	$45,196	0.07%	0.00%	to	1.50%	40.25%	to	42.35%
2019		505	$24.12	to	$99.37	$32,064	0.00%	0.00%	to	1.50%	34.67%	to	36.76%
2018		553	$17.91	to	$72.66	$26,539	0.00%	0.00%	to	1.50%	-5.06%	to	-3.62%
2017		560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
2016		569	$15.03	to	$59.21	$23,516	0.00%	0.00%	to	1.50%	0.74%	to	2.28%
Invesco V.I. Core Equity Fund - Series I
2020		1,475	$18.10	to	$33.78	$32,553	1.26%	0.10%	to	1.95%	11.61%	to	13.73%
2019		1,570	$16.09	to	$29.82	$30,828	0.97%	0.10%	to	1.95%	26.42%	to	28.80%
2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
Alger Responsible Investing Fund - Class A
2020		274	$31.41	to	$52.37	$12,770	0.00%	0.00%	to	1.50%	4.67%	to	35.78%
2019		204	$22.32	to	$38.57	$7,080	0.00%	0.00%	to	1.50%	31.94%	to	33.88%
2018		234	$15.94	to	$28.81	$6,124	0.00%	0.00%	to	1.50%	-3.15%	to	-1.64%
2017		206	$16.43	to	$29.29	$5,544	0.00%	0.00%	to	1.50%	25.51%	to	27.40%
2016		171	$13.07	to	$22.99	$3,644	0.00%	0.00%	to	1.50%	0.49%	to	2.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Alger Capital Appreciation Fund - Class A
2020		4	$49.32	to	$51.80	$189	0.00%	0.70%	to	1.15%	39.99%	to	40.65%
2019		3	$35.23	to	$37.20	$123	0.00%	0.60%	to	1.15%	31.60%	to	32.34%
2018		4	$26.77	to	$28.11	$115	0.00%	0.60%	to	1.15%	-2.12%	to	-1.58%
2017		4	$27.35	to	$28.56	$103	0.00%	0.60%	to	1.15%	30.19%	to	30.41%
2016		22	$20.51	to	$21.90	$481	0.00%	0.60%	to	1.55%	-1.20%	to	-0.37%
AllianzGI Dividend Value Fund - Class A
2020		6	$27.43	to	$28.73	$179	1.42%	0.60%	to	1.00%	-3.45%	to	11.79%
2019		9	$28.41	to	$29.33	$244	1.85%	0.70%	to	1.00%	23.41%	to	23.76%
2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
AllianzGI Large-Cap Value Fund - Institutional Class
2020		—		$19.04		$8	0.00%		0.80%			1.49%
2019		—		$18.76		$8	0.00%		0.80%			23.99%
2018		—		$15.13		$6	0.00%		0.80%			-10.10%
2017		—		$16.83		$7	2.04%		0.80%			20.39%
2016		—		$13.98		$6	2.28%		0.80%			13.47%
AllianzGI Small-Cap Value Fund - Class A
2020		1	$26.63	to	$31.53	$23	0.00%	0.45%	to	1.45%	-5.97%	to	19.21%
2019		1	$28.32	to	$31.91	$29	0.00%	0.70%	to	1.45%	22.49%	to	23.40%
2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
Amana Growth Fund - Investor Class
2020		2,150	$15.05	to	$52.35	$77,907	0.24%	0.00%	to	1.50%	26.62%	to	32.85%
2019		2,178	$11.37	to	$39.56	$62,144	0.40%	0.00%	to	1.70%	30.84%	to	33.09%
2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Income Fund - Investor Class
2020		2,605	$12.88	to	$35.87	$77,421	1.10%	0.00%	to	1.50%	2.10%	to	60.49%
2019		2,815	$11.34	to	$31.61	$74,306	1.25%	0.00%	to	1.50%	23.38%	to	25.29%
2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
American Balanced Fund® - Class R-3
2020		62	$25.65	to	$31.42	$1,826	1.05%	0.20%	to	1.40%	6.15%	to	10.28%
2019		74	$23.35	to	$29.41	$1,969	1.51%	0.00%	to	1.45%	17.04%	to	18.78%
2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
American Beacon Small Cap Value Fund - Investor Class
2020		8	$11.26	to	$14.31	$97	0.36%	0.55%	to	1.25%	2.48%	to	3.17%
2019		35	$10.96	to	$13.87	$463	1.03%	0.55%	to	1.25%	21.51%	to	22.42%
2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
Inflation-Adjusted Bond Fund - Investor Class
2020		2,750	$11.51	to	$15.67	$35,705	1.22%	0.00%	to	1.70%	8.38%	to	10.27%
2019		2,226	$10.51	to	$14.21	$26,836	2.33%	0.00%	to	1.80%	5.96%	to	7.90%
2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
American Century Investments® Disciplined Core Value Fund - A Class
2020		450	$26.16	to	$88.36	$11,886	1.54%	0.65%	to	1.20%	10.29%	to	10.88%
2019		486	$23.72	to	$79.69	$11,609	1.84%	0.65%	to	1.20%	22.21%	to	22.90%
2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds® Fundamental Investors® - Class R-3
2020		38	$24.46	to	$29.02	$1,054	1.21%	0.00%	to	1.35%	11.95%	to	65.15%
2019		46	$21.39	to	$25.32	$1,090	1.31%	0.00%	to	1.45%	25.38%	to	27.17%
2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
American Funds® Fundamental Investors® - Class R-4
2020		4,767	$24.93	to	$30.14	$127,998	1.53%	0.00%	to	1.50%	11.75%	to	18.60%
2019		5,153	$22.02	to	$26.23	$121,394	1.56%	0.00%	to	1.50%	25.61%	to	27.58%
2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
American Mutual Fund® - Class R-4
2020		77	$24.22	to	$27.88	$1,951	2.20%	0.00%	to	1.40%	2.77%	to	4.73%
2019		115	$23.45	to	$26.62	$2,782	0.90%	0.00%	to	1.40%	19.95%	to	21.66%
2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
AMG Managers Fairpointe Mid Cap Fund - Class N
2020		1,102	$10.70	to	$24.67	$20,180	0.07%	0.00%	to	1.50%	2.34%	to	3.87%
2019		1,259	$10.33	to	$23.75	$22,420	0.87%	0.00%	to	1.50%	13.72%	to	15.46%
2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017		1,477	$22.53	to	$25.27	$34,886	0.00%	0.00%	to	1.50%	9.85%	to	11.52%
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
Ariel Appreciation Fund - Investor Class
2020		3	$25.43	to	$30.89	$97	0.73%	0.75%	to	1.90%	5.34%	to	6.55%
2019		6	$24.14	to	$29.69	$177	0.68%	0.60%	to	1.90%	22.23%	to	23.86%
2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2020		318	$25.82	to	$46.81	$9,371	0.29%	0.15%	to	1.90%	7.41%	to	94.29%
2019		384	$23.82	to	$41.45	$10,234	0.88%	0.30%	to	1.90%	22.35%	to	24.30%
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
Artisan International Fund - Investor Shares
2020		715	$13.95	to	$25.47	$10,829	0.21%	0.25%	to	1.80%	6.00%	to	16.43%
2019		784	$13.16	to	$23.93	$11,144	0.92%	0.00%	to	1.50%	27.27%	to	29.27%
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
BlackRock Equity Dividend Fund - Investor A Shares
2020		37	$26.13	to	$29.95	$1,066	1.58%	0.40%	to	1.65%	2.14%	to	19.19%
2019		34	$25.76	to	$29.01	$964	1.85%	0.40%	to	1.60%	25.31%	to	26.74%
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2020		578	$18.03	to	$19.70	$11,225	0.19%	0.00%	to	1.40%	6.57%	to	19.75%
2019		466	$15.26	to	$16.60	$7,651	0.48%	0.00%	to	1.40%	23.86%	to	25.67%
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	0.00%	0.10%	to	1.40%	-7.06%	to	-5.81%
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2020		1,980	$17.65	to	$18.94	$35,936	0.00%	0.25%	to	1.50%	12.71%	to	19.10%
2019		1,831	$14.99	to	$16.08	$28,072	0.31%	0.00%	to	1.50%	23.37%	to	25.23%
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	0.00%	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	$12,358	0.00%	0.00%	to	1.50%	-7.47%	to	-6.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2020		20	$14.89	to	$15.86	$308	1.39%	0.30%	to	1.25%	5.83%	to	6.87%
2019		19	$13.95	to	$14.84	$269	1.75%	0.30%	to	1.40%	27.75%	to	29.16%
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
BlackRock Mid Cap Dividend Fund - Investor A Shares
2020		404	$32.95	to	$38.12	$14,194	1.13%	0.25%	to	1.50%	0.40%	to	32.14%
2019		442	$31.31	to	$36.34	$14,680	1.42%	0.10%	to	1.50%	27.33%	to	29.09%
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
Bond Fund of America℠ - Class R-4
2020		1,855	$11.33	to	$16.00	$25,934	1.91%	0.00%	to	1.50%	0.39%	to	10.73%
2019		1,162	$10.27	to	$14.45	$14,957	2.18%	0.00%	to	1.50%	6.40%	to	8.00%
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
Calvert US Large-Cap Core Responsible Index Fund - Class A
2020		1		$13.90		$16	0.00%		1.00%			24.55%
2019	06/04/2019	1		$11.16		$8	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Calvert VP SRI Balanced Portfolio
2020		1,276	$21.12	to	$70.43	$59,393	1.45%	0.00%	to	1.50%	12.16%	to	30.57%
2019		1,319	$18.49	to	$61.56	$53,468	1.57%	0.00%	to	1.50%	22.56%	to	24.44%
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Capital Income Builder® - Class R-4
2020		631	$11.82	to	$12.87	$7,663	3.57%	0.00%	to	1.50%	1.72%	to	16.87%
2019		505	$11.62	to	$12.46	$5,991	3.27%	0.00%	to	1.50%	15.62%	to	17.33%
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
Capital World Growth & Income Fund℠ - Class R-3
2020		22	$27.95	to	$31.59	$670	1.07%	0.20%	to	1.25%	13.44%	to	25.34%
2019		24	$24.61	to	$27.52	$637	1.51%	0.20%	to	1.25%	23.42%	to	24.69%
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2020		135	$11.55	to	$13.01	$1,706	3.00%	0.10%	to	1.50%	-4.47%	to	14.79%
2019		104	$13.00	to	$13.14	$1,363	1.84%	0.80%	to	1.40%	29.59%	to	29.96%
2018	06/04/2018	5	$9.96	to	$10.08	$53	(c)	0.95%	to	1.25%		(c)
2017		(c)		(c)		(c)	(c)		(c)			(c)
2016		(c)		(c)		(c)	(c)		(c)			(c)
Cohen & Steers Realty Shares, Inc.
2020		440	$18.81	to	$21.74	$8,660	2.36%	0.00%	to	1.50%	-4.32%	to	4.02%
2019		536	$19.66	to	$22.39	$10,992	2.65%	0.00%	to	1.50%	30.89%	to	32.96%
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
Columbia℠ Acorn® Fund - Class A Shares
2020		3	$35.42	to	$37.82	$94	0.00%	0.70%	to	1.30%	7.20%	to	28.43%
2019		2	$27.37	to	$29.19	$67	0.00%	0.80%	to	1.45%	24.41%	to	25.23%
2018		3	$22.00	to	$23.31	$58	0.00%	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	0.00%	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	0.00%	0.80%	to	1.20%	9.06%	to	9.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Select Mid Cap Value Fund - Class A Shares
2020		284	$20.36	to	$24.92	$6,276	0.65%	0.00%	to	1.60%	1.39%	to	23.48%
2019		320	$19.42	to	$23.40	$6,711	0.84%	0.00%	to	1.60%	29.21%	to	31.31%
2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
Columbia Select Mid Cap Value Fund - Institutional Class
2020		—		$23.26		$3	0.00%		0.80%			5.97%
2019		—		$21.95		$2	0.00%		0.80%			30.50%
2018		—		$16.82		$2	0.00%		0.80%			-13.92%
2017		—		$19.54		$2	1.20%		0.80%			12.69%
2016		—		$17.34		$2	0.98%		0.80%			13.33%
CRM Mid Cap Value Fund - Investor Shares
2020		2	$31.98	to	$35.72	$60	0.00%	0.60%	to	1.55%	8.85%	to	28.24%
2019		3	$29.38	to	$32.16	$110	0.00%	0.70%	to	1.55%	22.79%	to	23.69%
2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016		13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
Davis Financial Fund - Class Y
2020		4	$14.41	to	$14.87	$63	1.44%	0.75%	to	1.25%	-7.44%	to	-5.82%
2019		5	$15.51	to	$17.26	$76	1.57%	0.30%	to	1.25%	24.98%	to	26.17%
2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
Delaware Small Cap Value Fund - Class A
2020		164	$11.09	to	$18.18	$2,553	0.63%	0.00%	to	1.50%	-2.94%	to	53.44%
2019		174	$11.30	to	$18.45	$2,812	0.95%	0.00%	to	1.50%	25.87%	to	27.86%
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Smid Cap Growth Fund - Institutional Class
2020		987		$34.74		$34,304	0.00%		0.00%			94.40%
2019		941		$17.87		$16,822	0.00%		0.00%			35.58%
2018		870		$13.18		$11,472	0.00%		0.00%			0.46%
2017		714		$13.12		$9,364	0.00%		0.00%			35.40%
2016		475		$9.69		$4,601	0.04%		0.00%			-4.06%
DWS Small Cap Growth Fund - Class S
2020		1	$17.45	to	$18.65	$24	0.00%	0.40%	to	1.40%	25.90%	to	27.22%
2019		1	$13.86	to	$14.66	$21	0.00%	0.40%	to	1.40%	19.48%	to	20.56%
2018		1	$11.60	to	$12.16	$16	0.00%	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	0.00%	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	0.00%	0.40%	to	1.40%	7.37%	to	8.36%
DWS Equity 500 Index Fund - Class S
2020		25		$43.73		$1,085	1.47%		1.00%			16.83%
2019		22		$37.43		$820	1.77%		1.00%			29.83%
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
DFA Emerging Markets Core Equity Portfolio - Institutional Class
2020		220		$14.18		$3,121	1.80%		0.00%			13.90%
2019		212		$12.45		$2,645	2.62%		0.00%			16.03%
2018		188		$10.73		$2,016	2.34%		0.00%			-15.24%
2017		138		$12.66		$1,752	2.38%		0.00%			36.57%
2016		78		$9.27		$723	2.23%		0.00%			12.36%
DFA Inflation-Protected Securities Portfolio - Institutional Class
2020		192		$12.65		$2,430	1.60%		0.00%			11.65%
2019		116		$11.33		$1,318	1.94%		0.00%			8.42%
2018		100		$10.45		$1,050	2.33%		0.00%			-1.23%
2017		63		$10.58		$670	2.58%		0.00%			3.22%
2016		51		$10.25		$525	2.54%		0.00%			4.70%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA U.S. Targeted Value Portfolio - Institutional Class
2020		1,512		$13.32		$20,147	1.56%		0.00%			3.74%
2019		1,385		$12.84		$17,780	1.47%		0.00%			21.48%
2018		1,237		$10.57		$13,073	1.11%		0.00%			-15.78%
2017		1,075		$12.55		$13,492	1.25%		0.00%			9.61%
2016		783		$11.45		$8,970	1.14%		0.00%			26.80%
Dodge & Cox International Stock Fund
2020		11	$15.51	to	$17.78	$178	1.73%	0.50%	to	1.75%	0.57%	to	34.99%
2019		10	$15.16	to	$17.50	$168	4.08%	0.50%	to	1.95%	20.41%	to	22.12%
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
Dodge & Cox Stock Fund
2020		5	$29.58	to	$32.45	$158	2.05%	1.00%	to	1.85%	1.30%	to	31.81%
2019		5	$28.12	to	$30.59	$135	1.37%	1.00%	to	1.85%	22.53%	to	23.60%
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
Eaton Vance Large-Cap Value Fund - Class R Shares
2020		—		$29.52		$1	0.00%		0.70%			1.30%
2019		—		$29.14		$1	0.00%		0.70%			28.60%
2018		—	$22.66	to	$23.78	$2	0.00%	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
EuroPacific Growth Fund® - Class R-3
2020		95	$12.87	to	$37.17	$3,147	0.00%	0.00%	to	1.55%	22.48%	to	79.79%
2019		103	$10.45	to	$29.87	$2,757	0.70%	0.00%	to	1.55%	24.67%	to	26.57%
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-4
2020		11,735	$14.12	to	$38.69	$357,550	0.18%	0.00%	to	1.50%	22.06%	to	24.81%
2019		12,700	$11.35	to	$31.00	$313,071	1.11%	0.00%	to	1.50%	25.11%	to	27.01%
2018		13,659	$10.00	to	$24.42	$275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
Federated Hermes International Leaders Fund - Institutional Shares
2020		2	$14.78	to	$15.12	$24	0.00%	0.75%	to	1.25%	14.40%	to	15.76%
2019		1	$12.92	to	$13.16	$10	0.00%	0.75%	to	1.25%	25.56%	to	26.05%
2018		—	$10.33	to	$10.44	$2	0.00%	0.75%	to	1.15%		-21.27%
2017	10/04/2017	—		$13.26		$—	(b)		0.75%			(b)
2016		(b)		(b)		(b)	(b)		(b)			(b)
Fidelity Advisor® New Insights Fund - Class I
2020		74	$21.76	to	$42.70	$2,220	0.00%	0.15%	to	1.75%	18.83%	to	24.00%
2019		174	$17.63	to	$34.58	$3,580	0.40%	0.40%	to	1.85%	27.06%	to	28.89%
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		19,409	$14.84	to	$129.09	$1,504,973	0.24%	0.00%	to	1.95%	24.14%	to	30.58%
2019		21,587	$11.40	to	$98.92	$1,291,583	0.47%	0.00%	to	1.95%	29.04%	to	31.60%
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		4,132	$84.13	to	$86.06	$348,862	1.61%	0.75%	to	1.20%	16.83%	to	17.36%
2019		4,417	$72.01	to	$73.33	$318,967	2.02%	0.75%	to	1.20%	29.77%	to	30.36%
2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset Manager Portfolio - Initial Class
2020		404	$42.10	to	$42.45	$17,022	1.41%	0.95%	to	1.20%	13.51%	to	13.81%
2019		439	$37.09	to	$37.30	$16,286	1.81%	0.95%	to	1.20%	16.82%	to	17.11%
2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		5,121	$11.98	to	$65.93	$241,153	1.61%	0.00%	to	1.95%	1.66%	to	25.07%
2019		5,579	$11.26	to	$62.51	$250,735	2.00%	0.00%	to	1.95%	24.96%	to	27.48%
2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
Fidelity® VIP Growth Portfolio - Initial Class
2020		7,095	$36.21	to	$119.24	$529,088	0.07%	0.00%	to	1.75%	15.09%	to	43.90%
2019		7,366	$25.39	to	$83.83	$387,431	0.26%	0.00%	to	1.75%	31.97%	to	34.29%
2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
Fidelity® VIP High Income Portfolio - Initial Class
2020		464	$18.80	to	$19.57	$8,739	4.82%	0.95%	to	1.50%	1.19%	to	1.77%
2019		465	$18.52	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	13.43%	to	14.01%
2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
Fidelity® VIP Overseas Portfolio - Initial Class
2020		1,036	$13.69	to	$36.55	$27,873	0.38%	0.00%	to	1.50%	13.87%	to	15.61%
2019		1,228	$11.95	to	$31.74	$28,627	1.72%	0.00%	to	1.50%	25.88%	to	27.78%
2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Mutual Global Discovery Fund - Class R
2020		33	$16.11	to	$31.64	$944	2.25%	0.00%	to	1.55%	-6.31%	to	55.74%
2019		37	$17.07	to	$33.26	$1,099	1.49%	0.00%	to	1.55%	22.13%	to	24.06%
2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
Franklin Biotechnology Discovery Fund - Advisor Class
2020		25	$15.54	to	$20.99	$462	0.00%	0.40%	to	1.40%	28.11%	to	29.68%
2019		22	$12.10	to	$16.24	$323	0.00%	0.40%	to	1.40%	33.26%	to	34.70%
2018		25	$9.08	to	$12.11	$274	0.00%	0.40%	to	1.40%	-16.70%	to	-15.88%
2017		24	$10.90	to	$14.45	$320	0.00%	0.40%	to	1.40%	17.46%	to	18.63%
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
Franklin Natural Resources Fund - Advisor Class
2020		5	$4.41	to	$4.62	$22	5.26%	0.55%	to	1.25%	-22.36%	to	-21.83%
2019		3	$5.63	to	$5.91	$16	0.00%	0.55%	to	1.40%	8.69%	to	9.65%
2018		2	$5.18	to	$5.39	$12	0.00%	0.55%	to	1.40%	-24.60%	to	-23.87%
2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
Franklin Small-Mid Cap Growth Fund - Class A
2020		5	$36.44	to	$56.15	$254	0.00%	0.30%	to	1.45%	12.43%	to	55.50%
2019		11	$30.07	to	$36.69	$362	0.00%	0.20%	to	1.45%	29.89%	to	31.55%
2018		11	$23.15	to	$27.89	$278	0.00%	0.20%	to	1.45%	-5.97%	to	-4.78%
2017		12	$24.62	to	$29.29	$335	0.00%	0.20%	to	1.45%	19.81%	to	21.28%
2016		12	$20.55	to	$24.15	$260	0.00%	0.20%	to	1.45%	2.80%	to	4.09%
Franklin Small Cap Value VIP Fund - Class 2
2020		2,561	$12.19	to	$51.03	$105,930	1.27%	0.00%	to	1.75%	3.37%	to	40.83%
2019		2,774	$11.62	to	$48.51	$110,535	1.06%	0.00%	to	1.75%	24.16%	to	26.35%
2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Goldman Sachs Growth Opportunities Fund - Investor Shares
2020		4	$23.35	to	$25.37	$107	0.00%	0.15%	to	1.40%	32.41%	to	44.11%
2019		2	$16.37	to	$17.32	$40	0.00%	0.40%	to	1.40%	33.04%	to	34.16%
2018		1	$12.41	to	$12.91	$16	0.00%	0.40%	to	1.25%	-6.27%	to	-5.49%
2017		4	$13.17	to	$13.66	$54	0.00%	0.40%	to	1.40%	25.50%	to	26.60%
2016		1	$10.55	to	$10.79	$14	0.00%	0.40%	to	1.25%	0.09%	to	1.03%
Growth Fund of America® - Class R-3
2020		218	$37.57	to	$55.57	$10,019	0.00%	0.00%	to	1.55%	32.90%	to	41.49%
2019		245	$27.62	to	$40.45	$8,205	0.32%	0.00%	to	1.55%	25.74%	to	27.72%
2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
Growth Fund of America® - Class R-4
2020		12,032	$19.45	to	$58.34	$586,093	0.23%	0.00%	to	1.50%	32.42%	to	37.83%
2019		13,038	$14.22	to	$42.34	$466,449	0.69%	0.00%	to	1.50%	26.21%	to	28.11%
2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
The Hartford Capital Appreciation Fund - Class R4
2020		—		$31.94		$—	0.00%		0.65%			19.98%
2019		—		$26.62		$—	0.00%		0.65%			29.54%
2018		—		$20.55		$—	0.00%		0.65%			-5.52%
2017		—		$21.75		$—	0.48%		0.65%			20.43%
2016		—		$18.06		$—	0.19%		0.65%			3.44%
The Hartford Dividend And Growth Fund - Class R4
2020		—		$30.16		$4	0.00%		0.65%			6.91%
2019		—		$28.21		$9	0.00%		0.65%			26.90%
2018		—		$22.23		$7	0.00%		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford International Opportunities Fund - Class R4
2020		157	$14.80	to	$15.65	$2,386	0.40%	0.30%	to	1.50%	18.49%	to	24.82%
2019		130	$12.49	to	$13.05	$1,656	1.21%	0.30%	to	1.50%	23.79%	to	25.24%
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	01/06/2016	15	$10.33	to	$10.39	$157	(a)	0.40%	to	1.50%		(a)
Income Fund of America® - Class R-3
2020		28	$22.88	to	$28.75	$748	2.79%	0.20%	to	1.55%	3.06%	to	17.14%
2019		33	$22.20	to	$27.52	$830	2.99%	0.20%	to	1.55%	16.66%	to	18.21%
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
Ivy Science and Technology Fund - Class Y
2020		1,298	$25.09	to	$27.44	$33,598	0.00%	0.15%	to	1.50%	28.16%	to	74.59%
2019		1,133	$18.72	to	$20.37	$21,764	0.00%	0.00%	to	1.50%	47.98%	to	49.81%
2018		941	$12.65	to	$13.51	$12,191	0.00%	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	0.00%	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	0.00%	0.10%	to	1.50%	0.19%	to	1.61%
Janus Henderson Balanced Portfolio - Institutional Shares
2020		2	$55.56	to	$83.07	$177	2.40%	0.50%	to	1.40%	12.72%	to	13.74%
2019		2	$48.94	to	$73.58	$157	1.97%	0.50%	to	1.40%	20.90%	to	21.96%
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
Janus Henderson Enterprise Portfolio - Institutional Shares
2020		3	$75.02	to	$114.97	$356	0.00%	0.50%	to	1.25%	17.99%	to	18.88%
2019		4	$63.24	to	$97.44	$344	0.33%	0.50%	to	1.25%	33.79%	to	34.81%
2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2020		—	$28.91	to	$38.11	$14	0.00%	0.80%	to	1.25%	9.10%	to	9.59%
2019		—	$26.38	to	$34.93	$13	0.00%	0.80%	to	1.25%	8.21%	to	8.69%
2018		—	$24.27	to	$32.28	$13	0.00%	0.50%	to	1.25%	-2.24%	to	-1.53%
2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
Janus Henderson Global Research Portfolio - Institutional Shares
2020		2	$28.85	to	$53.25	$78	1.23%	0.50%	to	1.25%	18.57%	to	19.46%
2019		2	$24.20	to	$44.91	$84	1.33%	0.50%	to	1.25%	27.44%	to	28.43%
2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
Janus Henderson Research Portfolio - Institutional Shares
2020		1	$32.69	to	$72.69	$83	0.00%	0.50%	to	1.25%	31.30%	to	32.30%
2019		1	$24.81	to	$55.36	$64	0.00%	0.50%	to	1.25%	33.85%	to	34.81%
2018		2	$18.47	to	$41.36	$66	0.00%	0.50%	to	1.25%	-3.79%	to	-3.06%
2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
JPMorgan Equity Income Fund - Class I Shares
2020		660	$13.68	to	$18.11	$9,304	1.96%	0.15%	to	1.40%	1.74%	to	3.28%
2019		228	$13.33	to	$17.36	$3,454	1.78%	0.30%	to	1.40%	24.50%	to	25.98%
2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
JPMorgan Government Bond Fund - Class I Shares
2020		571	$11.21	to	$11.52	$6,559	1.81%	0.75%	to	0.95%	5.85%	to	6.08%
2019		302	$10.59	to	$10.86	$3,274	2.31%	0.75%	to	0.95%	5.58%	to	5.85%
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lazard International Equity Portfolio - Open Shares
2020		91	$12.55	to	$13.28	$1,173	0.83%	0.30%	to	1.50%	6.81%	to	32.51%
2019		82	$11.75	to	$12.19	$986	1.97%	0.50%	to	1.50%	19.05%	to	20.34%
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(a)	0.30%	to	1.25%		(a)
ClearBridge Aggressive Growth Fund - Class I
2020		28	$16.26	to	$17.49	$464	0.46%	0.30%	to	1.40%	14.44%	to	37.22%
2019		28	$13.87	to	$14.64	$400	0.48%	0.30%	to	1.25%	22.96%	to	24.17%
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
LKCM Aquinas Catholic Equity Fund
2020		3		$17.81		$54	0.00%		1.25%			22.74%
2019		3		$14.51		$39	0.00%		1.25%			29.55%
2018		2		$11.20		$26	0.00%		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
2016	07/29/2016	42	$10.33	to	$10.35	$433	(a)	0.90%	to	1.25%		(a)
Loomis Sayles Small Cap Value Fund - Retail Class
2020		424	$21.94	to	$25.70	$9,957	0.21%	0.25%	to	1.50%	0.41%	to	19.93%
2019		478	$21.85	to	$25.13	$11,127	0.14%	0.30%	to	1.50%	22.96%	to	24.41%
2018		535	$17.77	to	$20.31	$10,075	0.00%	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	0.00%	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2020		109	$10.34	to	$10.43	$1,129	1.63%	0.95%	to	1.20%	2.17%	to	2.46%
2019		46	$10.12	to	$10.18	$465	2.50%	0.95%	to	1.20%	2.22%	to	2.52%
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Developing Growth Fund - Class A
2020		3	$60.05	to	$69.57	$229	0.00%	0.20%	to	1.55%	19.58%	to	72.25%
2019		3	$35.34	to	$40.39	$118	0.00%	0.20%	to	1.55%	29.88%	to	31.65%
2018		4	$27.21	to	$30.68	$108	0.00%	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	0.00%	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	0.00%	0.20%	to	1.55%	-4.19%	to	-2.93%
Lord Abbett Core Fixed Income Fund - Class A
2020		2	$11.99	to	$12.58	$27	0.00%	1.30%	to	1.75%	-0.25%	to	2.86%
2019		2	$11.64	to	$11.70	$20	5.26%	1.40%	to	1.45%		6.30%
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
Lord Abbett Short Duration Income Fund - Class R4
2020		787	$10.65	to	$11.27	$8,592	2.75%	0.30%	to	1.50%	1.33%	to	5.42%
2019		669	$10.51	to	$10.98	$7,163	3.60%	0.30%	to	1.50%	3.85%	to	5.07%
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	05/09/2016	256	$10.06	to	$10.14	$2,586	(a)	0.25%	to	1.50%		(a)
Lord Abbett Mid Cap Stock Fund - Class A
2020		17	$21.99	to	$29.68	$491	0.83%	0.35%	to	1.75%	0.96%	to	2.39%
2019		35	$21.78	to	$29.18	$950	0.92%	0.20%	to	1.75%	20.80%	to	22.67%
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
Lord Abbett Small Cap Value Fund - Class A
2020		8	$29.35	to	$35.65	$255	1.00%	0.45%	to	1.60%	-3.04%	to	23.91%
2019		10	$30.27	to	$35.49	$348	0.17%	0.60%	to	1.60%	18.33%	to	19.54%
2018		29	$25.58	to	$29.91	$820	0.00%	0.55%	to	1.60%	-13.29%	to	-12.36%
2017		30	$29.49	to	$34.13	$981	0.00%	0.55%	to	1.60%	4.65%	to	5.73%
2016		40	$28.19	to	$32.28	$1,242	0.00%	0.55%	to	1.60%	18.54%	to	19.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Fundamental Equity Fund - Class A
2020		5	$25.06	to	$26.04	$136	1.52%	0.70%	to	1.05%	1.28%	to	1.61%
2019		5	$24.68	to	$25.29	$128	1.20%	0.80%	to	1.05%	21.52%	to	21.76%
2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2020		2,459	$11.24	to	$31.83	$61,685	0.93%	0.10%	to	1.50%	0.94%	to	2.39%
2019		2,744	$11.00	to	$31.35	$68,398	0.93%	0.10%	to	1.50%	20.84%	to	22.53%
2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
MainStay CBRE Real Estate Fund - Class A
2020	02/24/2020	60	$10.49	to	$10.62	$631	(e)	0.20%	to	1.55%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Massachusetts Investors Growth Stock Fund - Class A
2020		3	$41.44	to	$47.85	$142	0.00%	0.75%	to	1.60%	8.92%	to	21.51%
2019		3	$34.40	to	$39.38	$104	0.00%	0.75%	to	1.60%	37.71%	to	38.86%
2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
Metropolitan West Total Return Bond Fund - Class I Shares
2020		2,588		$12.49		$32,327	1.74%		0.00%			9.08%
2019		2,238		$11.45		$25,623	2.80%		0.00%			9.15%
2018		1,935		$10.49		$20,298	2.72%		0.00%			0.10%
2017		1,580		$10.48		$16,550	2.15%		0.00%			3.46%
2016		1,041		$10.13		$10,546	1.90%		0.00%			2.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class M Shares
2020		2,293	$11.19	to	$12.94	$27,357	1.51%	0.00%	to	1.50%	5.78%	to	8.83%
2019		2,250	$10.32	to	$11.89	$24,877	2.58%	0.00%	to	1.50%	7.28%	to	8.88%
2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
MFS® International Intrinsic Value Fund - Class R3
2020		38	$17.24	to	$18.73	$674	0.33%	0.15%	to	1.40%	17.87%	to	29.12%
2019		77	$14.55	to	$15.48	$1,134	1.01%	0.30%	to	1.40%	23.83%	to	25.14%
2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
MFS® New Discovery Fund - Class R3
2020		22	$26.24	to	$28.23	$573	0.00%	0.15%	to	1.25%	39.09%	to	43.54%
2019		16	$18.22	to	$19.00	$297	0.00%	0.65%	to	1.40%	38.77%	to	39.69%
2018		9	$13.13	to	$13.53	$116	0.00%	0.75%	to	1.40%	-2.96%	to	-2.55%
2017		8	$13.53	to	$13.83	$107	0.00%	0.80%	to	1.40%	24.43%	to	24.82%
2016		5	$10.93	to	$11.02	$50	0.00%	0.95%	to	1.25%	7.26%	to	7.62%
Neuberger Berman Genesis Fund - Trust Class Shares
2020		19	$31.71	to	$34.64	$639	0.00%	0.85%	to	1.70%	22.62%	to	31.01%
2019		18	$25.86	to	$27.75	$511	0.00%	0.95%	to	1.70%	27.14%	to	28.12%
2018		17	$20.34	to	$21.66	$373	0.00%	0.95%	to	1.70%	-8.30%	to	-7.63%
2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
2020		282		$18.96		$5,342	0.88%		0.00%			19.62%
2019		236		$15.85		$3,744	0.84%		0.00%			26.09%
2018		212		$12.57		$2,662	0.78%		0.00%			-5.63%
2017		184		$13.32		$2,449	0.99%		0.00%			18.72%
2016		121		$11.22		$1,355	1.25%		0.00%			10.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
2020		546	$26.51	to	$32.42	$15,890	0.41%	0.25%	to	1.60%	17.33%	to	73.75%
2019		577	$22.41	to	$27.26	$14,208	0.49%	0.25%	to	1.60%	23.59%	to	25.28%
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
New Perspective Fund® - Class R-3
2020		32	$42.26	to	$50.47	$1,548	0.00%	0.20%	to	1.25%	29.75%	to	32.68%
2019		34	$32.19	to	$39.27	$1,226	0.54%	0.00%	to	1.25%	27.99%	to	29.60%
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
New Perspective Fund® - Class R-4
2020		7,790	$18.65	to	$55.88	$328,125	0.12%	0.00%	to	1.50%	25.29%	to	33.33%
2019		7,215	$14.10	to	$41.91	$239,015	1.10%	0.00%	to	1.50%	28.11%	to	30.03%
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
New World Fund® - Class R-4
2020		41	$15.74	to	$17.28	$657	0.14%	0.00%	to	1.40%	21.26%	to	24.86%
2019		59	$12.78	to	$13.84	$770	0.86%	0.00%	to	1.40%	25.79%	to	27.56%
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
Nuveen Global Infrastructure Fund - Class I
2020		136	$13.67	to	$13.85	$1,863	1.10%	0.95%	to	1.20%	-3.66%	to	-3.43%
2019		163	$14.19	to	$14.36	$2,309	2.55%	0.95%	to	1.20%	28.07%	to	28.44%
2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity Fund℠ - Investor Shares
2020		1,719	$17.09	to	$51.27	$47,420	0.61%	0.00%	to	1.40%	19.51%	to	21.62%
2019		1,695	$14.24	to	$42.30	$39,661	0.76%	0.00%	to	1.40%	28.87%	to	30.68%
2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
Pax Sustainable Allocation Fund - Investor Class
2020		1,864	$18.55	to	$29.52	$44,694	1.02%	0.00%	to	1.50%	10.07%	to	16.22%
2019		1,934	$16.10	to	$25.40	$40,352	1.59%	0.00%	to	1.50%	19.06%	to	20.84%
2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2020		301	$5.65	to	$6.12	$1,752	1.39%	0.30%	to	1.50%	-0.88%	to	0.33%
2019		265	$5.70	to	$10.25	$1,561	3.97%	0.30%	to	1.50%	10.47%	to	11.60%
2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
PIMCO VIT Real Return Portfolio - Administrative Class
2020		4,408	$11.46	to	$21.02	$79,381	1.45%	0.00%	to	1.80%	2.40%	to	11.75%
2019		4,351	$10.38	to	$18.81	$71,157	1.67%	0.00%	to	1.60%	6.72%	to	8.41%
2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
Pioneer Equity Income Fund - Class Y Shares
2020		215	$12.46	to	$21.61	$4,510	1.63%	0.75%	to	0.95%	-0.80%	to	-0.69%
2019		523	$12.56	to	$21.76	$11,198	2.06%	0.75%	to	0.95%	24.48%	to	24.84%
2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield Fund - Class A Shares
2020		19	$19.16	to	$23.87	$423	4.16%	0.45%	to	1.75%	1.27%	to	13.09%
2019		35	$18.92	to	$24.21	$780	5.06%	0.20%	to	1.75%	12.15%	to	13.88%
2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
Pioneer Strategic Income Fund - Class A Shares
2020		53	$14.16	to	$16.32	$838	3.68%	0.45%	to	1.75%	1.79%	to	6.95%
2019		46	$13.55	to	$15.64	$683	2.89%	0.20%	to	1.65%	8.40%	to	9.91%
2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
Pioneer Equity Income VCT Portfolio - Class I
2020		—		$31.98		$5	0.00%		1.05%			-1.11%
2019		—		$32.34		$5	0.00%		1.05%			24.24%
2018		—		$26.03		$—	0.00%		1.05%			-9.52%
2017		—		$28.77		$—	1.70%		1.05%			14.26%
2016		—		$25.18		$—	5.57%		1.05%			18.55%
Pioneer High Yield VCT Portfolio - Class I
2020		654	$18.44	to	$25.83	$14,436	5.16%	0.10%	to	1.50%	0.94%	to	2.38%
2019		702	$18.15	to	$25.23	$15,331	4.93%	0.10%	to	1.50%	12.74%	to	14.37%
2018		770	$16.00	to	$22.06	$14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017		991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
PGIM Jennison Utility Fund - Class Z
2020		10	$14.62	to	$16.07	$157	1.80%	0.15%	to	1.25%	0.58%	to	4.14%
2019		12	$13.84	to	$15.46	$176	1.97%	0.55%	to	1.40%	25.48%	to	26.37%
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Large Cap Value Fund - Advisor Class
2020		819	$12.31	to	$21.21	$10,251	1.67%	0.00%	to	1.50%	4.06%	to	15.37%
2019		933	$11.83	to	$21.20	$11,159	1.78%	0.00%	to	1.50%	28.31%	to	30.16%
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
Royce Total Return Fund - Service Class
2020		1		$11.01		$10	0.00%		0.85%			2.99%
2019		1		$10.68		$6	0.00%		1.10%			21.78%
2018		—		$8.77		$3	0.00%		1.10%			-12.21%
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	0.00%		1.20%			0.00%
Ave Maria Rising Dividend Fund
2020		333	$14.74	to	$15.78	$5,036	1.08%	0.30%	to	1.50%	4.84%	to	6.12%
2019		426	$14.06	to	$14.87	$6,122	1.23%	0.30%	to	1.50%	25.76%	to	27.20%
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
SMALLCAP World Fund® - Class R-4
2020		1,447	$18.31	to	$32.46	$37,661	0.00%	0.00%	to	1.50%	33.26%	to	37.48%
2019		1,401	$13.44	to	$23.61	$27,352	0.00%	0.00%	to	1.50%	28.85%	to	30.80%
2018		1,366	$10.38	to	$18.05	$20,382	0.00%	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	0.00%	0.00%	to	1.50%	4.14%	to	5.77%
T. Rowe Price Large-Cap Growth Fund - I Class
2020		2,150		$29.52		$63,468	0.00%		0.00%			39.57%
2019		2,008		$21.15		$42,479	0.46%		0.00%			28.49%
2018		1,833		$16.46		$30,175	0.29%		0.00%			4.31%
2017		1,590		$15.78		$25,083	0.29%		0.00%			37.82%
2016		1,130		$11.45		$12,935	0.35%		0.00%			2.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2020		6	$32.95	to	$41.05	$239	0.43%	0.00%	to	1.30%	7.93%	to	17.96%
2019		7	$30.53	to	$37.55	$227	0.39%	0.00%	to	1.30%	17.42%	to	18.98%
2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
T. Rowe Price Value Fund - Advisor Class
2020		17		$27.86		$481	0.60%		1.00%			9.13%
2019		20		$25.53		$512	1.54%		1.00%			24.60%
2018		19		$20.49		$399	1.22%		1.00%			-10.56%
2017		18		$22.91		$418	1.06%		1.00%			17.49%
2016		15		$19.50		$301	1.52%		1.00%			9.61%
TCW Total Return Bond Fund - Class N
2020		1,124	$11.13	to	$12.12	$12,825	2.55%	0.00%	to	1.50%	1.88%	to	8.02%
2019		720	$10.46	to	$11.22	$7,674	4.03%	0.00%	to	1.50%	5.44%	to	7.06%
2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
Templeton Foreign Fund - Class A
2020		19	$12.08	to	$20.60	$360	1.40%	0.20%	to	1.65%	-2.13%	to	20.28%
2019		18	$12.24	to	$20.74	$352	2.84%	0.20%	to	1.65%	10.61%	to	12.23%
2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
Templeton Global Bond Fund - Advisor Class
2020		1,743	$10.93	to	$11.35	$19,065	4.68%	0.00%	to	0.45%	-4.62%	to	-4.22%
2019		1,965	$11.46	to	$11.85	$22,530	6.20%	0.00%	to	0.45%	0.44%	to	0.85%
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2020		3,889	$10.06	to	$36.95	$85,763	4.37%	0.00%	to	1.50%	-5.85%	to	-4.40%
2019		4,412	$10.68	to	$38.65	$103,155	5.83%	0.00%	to	1.50%	-0.84%	to	0.62%
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
Third Avenue Real Estate Value Fund - Institutional Class
2020		5	$10.79	to	$11.60	$57	1.79%	0.15%	to	1.25%	-11.85%	to	-8.88%
2019		5	$11.80	to	$12.28	$55	2.06%	0.70%	to	1.40%	19.60%	to	20.27%
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
Touchstone Value Fund - Institutional Class
2020		1,217		$15.93		$19,391	1.67%		0.00%			3.58%
2019		1,122		$15.38		$17,249	1.89%		0.00%			25.96%
2018		985		$12.21		$12,022	2.08%		0.00%			-5.35%
2017		804		$12.90		$10,377	2.02%		0.00%			14.36%
2016		555		$11.28		$6,257	3.02%		0.00%			13.48%
USAA Precious Metals and Minerals Fund - Class A Shares
2020	06/29/2020	1,069	$20.55	to	$20.71	$22,035	(e)	0.15%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
2020		11		$11.22		$129	3.50%		1.00%			6.65%
2019	07/19/2019	15		$10.52		$157	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
2020		7		$11.79		$87	3.92%		1.00%			10.19%
2019	07/19/2019	1		$10.70		$15	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Diversified Value Portfolio
2020		4	$26.87	to	$32.55	$125	2.53%	0.85%	to	2.00%	9.54%	to	20.78%
2019		4	$24.53	to	$28.91	$112	3.57%	0.95%	to	2.00%	23.20%	to	24.50%
2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
2017		5	$22.35	to	$25.80	$120	0.00%	0.95%	to	2.00%	10.92%	to	12.13%
2016		4	$20.15	to	$23.01	$103	0.00%	0.95%	to	2.00%	10.71%	to	11.86%
Equity Income Portfolio
2020		6	$29.60	to	$34.39	$198	2.64%	1.10%	to	2.00%	1.20%	to	2.11%
2019		5	$29.25	to	$33.68	$181	2.86%	1.10%	to	2.00%	21.98%	to	23.05%
2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
Small Company Growth Portfolio
2020		2	$38.78	to	$46.97	$72	0.00%	0.85%	to	2.00%	20.73%	to	28.05%
2019		1	$32.12	to	$37.86	$56	0.00%	0.95%	to	2.00%	25.57%	to	26.92%
2018		2	$25.58	to	$29.83	$47	0.00%	0.95%	to	2.00%	-9.10%	to	-8.16%
2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
Victory Integrity Small-Cap Value Fund - Class Y
2020		3	$13.17	to	$14.31	$35	0.00%	0.00%	to	1.25%	-0.08%	to	1.20%
2019		22	$13.18	to	$14.14	$289	0.28%	0.00%	to	1.25%	21.59%	to	23.06%
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Sycamore Established Value Fund - Class A
2020		497	$13.45	to	$16.07	$7,864	1.12%	0.75%	to	1.20%	6.48%	to	7.00%
2019		446	$12.57	to	$15.05	$6,605	1.14%	0.75%	to	1.20%	26.86%	to	27.36%
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	05/19/2016	144		$11.64		$1,674	(a)		1.20%			(a)
Victory Sycamore Small Company Opportunity Fund - Class R
2020		—	$30.76	to	$32.66	$9	0.00%	0.50%	to	1.05%	3.12%	to	36.71%
2019		—	$29.83	to	$31.19	$8	0.00%	0.60%	to	1.05%	24.97%	to	25.51%
2018		—	$23.87	to	$24.85	$8	0.00%	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
Voya Balanced Portfolio - Class I
2020		5,295	$12.08	to	$72.68	$220,908	2.25%	0.00%	to	1.95%	2.71%	to	25.91%
2019		5,828	$10.93	to	$66.19	$221,428	2.44%	0.00%	to	1.95%	16.82%	to	19.07%
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
Voya Large Cap Value Fund - Class A
2020		4	$17.97	to	$19.22	$67	1.60%	0.35%	to	1.20%	4.36%	to	20.68%
2019		3	$17.22	to	$18.26	$58	1.69%	0.35%	to	1.20%	23.09%	to	24.01%
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
Voya Floating Rate Fund - Class A
2020		55	$10.64	to	$10.73	$589	1.63%	0.95%	to	1.20%	-3.18%	to	-2.90%
2019		335	$10.58	to	$11.05	$3,571	5.33%	0.75%	to	1.20%	5.17%	to	5.59%
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	06/01/2016	14		$10.47		$149	(a)		1.20%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya GNMA Income Fund - Class A
2020		285	$10.54	to	$20.06	$3,729	2.42%	0.25%	to	1.55%	2.20%	to	3.51%
2019		192	$10.29	to	$19.38	$2,472	2.79%	0.25%	to	1.55%	3.57%	to	4.93%
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
Voya Intermediate Bond Fund - Class A
2020		44	$15.79	to	$20.51	$818	2.99%	0.00%	to	1.55%	0.57%	to	7.72%
2019		49	$14.88	to	$19.04	$856	3.19%	0.00%	to	1.55%	7.83%	to	9.55%
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
Voya Intermediate Bond Portfolio - Class I
2020		16,006	$11.15	to	$131.68	$485,083	3.50%	0.00%	to	1.95%	5.77%	to	7.78%
2019		14,803	$10.38	to	$123.14	$425,547	3.36%	0.00%	to	1.95%	7.68%	to	9.89%
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
Voya Intermediate Bond Portfolio - Class S
2020		118		$17.88		$2,118	3.16%		0.35%			7.19%
2019		131		$16.68		$2,191	3.12%		0.35%			9.16%
2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
Voya Global Perspectives® Portfolio - Class I
2020		351	$12.47	to	$15.22	$4,981	2.65%	0.25%	to	1.50%	0.53%	to	15.78%
2019		194	$10.77	to	$13.03	$2,415	3.53%	0.35%	to	1.50%	16.56%	to	17.81%
2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Adviser Class
2020		1		$15.94		$23	3.92%		0.35%			4.94%
2019		2		$15.19		$28	2.90%		0.35%			14.38%
2018		3		$13.28		$41	5.00%		0.35%			-3.84%
2017		3		$13.81		$39	6.55%		0.35%			5.42%
2016		3		$13.10		$39	7.07%		0.35%			13.81%
Voya High Yield Portfolio - Institutional Class
2020		6,819	$10.77	to	$23.54	$101,601	5.26%	0.00%	to	1.95%	3.93%	to	6.03%
2019		7,396	$10.32	to	$22.37	$105,196	4.72%	0.00%	to	1.95%	13.99%	to	15.36%
2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
Voya High Yield Portfolio - Service Class
2020		15	$21.06	to	$26.30	$366	5.42%	0.35%	to	1.40%	4.17%	to	5.20%
2019		17	$20.12	to	$25.00	$409	7.19%	0.40%	to	1.40%	13.58%	to	14.78%
2018		993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017		1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
Voya Large Cap Growth Portfolio - Adviser Class
2020		2		$41.03		$96	0.00%		0.35%			29.64%
2019		3		$31.65		$83	0.00%		0.35%			31.44%
2018		3		$24.08		$78	0.00%		0.35%			-2.39%
2017		6		$24.67		$143	0.07%		0.35%			28.56%
2016		6		$19.19		$121	0.00%		0.35%			2.95%
Voya Large Cap Growth Portfolio - Institutional Class
2020		17,954	$15.04	to	$55.65	$708,598	0.47%	0.00%	to	1.50%	28.93%	to	30.89%
2019		19,621	$11.53	to	$42.93	$598,514	0.67%	0.00%	to	1.50%	30.75%	to	32.77%
2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2020		168	$26.79	to	$65.99	$7,438	0.24%	0.00%	to	1.50%	7.35%	to	30.60%
2019		175	$20.59	to	$50.53	$5,930	0.26%	0.00%	to	1.50%	30.45%	to	32.42%
2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
Voya Large Cap Value Portfolio - Adviser Class
2020		1		$16.50		$15	0.00%		0.35%			5.23%
2019		1		$15.68		$16	0.00%		0.35%			24.05%
2018		1		$12.64		$15	0.00%		0.35%			-8.67%
2017		1		$13.84		$21	1.85%		0.35%			12.43%
2016		2		$12.31		$21	1.80%		0.35%			12.83%
Voya Large Cap Value Portfolio - Institutional Class
2020		14,499	$11.74	to	$23.48	$283,899	2.00%	0.00%	to	1.95%	4.22%	to	6.29%
2019		16,308	$11.09	to	$22.09	$303,689	2.12%	0.00%	to	1.95%	22.71%	to	25.12%
2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
Voya Large Cap Value Portfolio - Service Class
2020		72	$16.63	to	$20.82	$1,338	1.95%	0.30%	to	1.40%	2.28%	to	54.66%
2019		69	$15.91	to	$19.31	$1,231	1.86%	0.10%	to	1.40%	23.05%	to	24.59%
2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
Voya Limited Maturity Bond Portfolio - Adviser Class
2020		—		$10.79		$5	0.00%		0.35%			2.57%
2019		—		$10.52		$5	0.00%		0.35%			3.24%
2018		1		$10.19		$15	0.00%		0.35%			0.39%
2017		1		$10.15		$11	1.36%		0.35%			0.59%
2016		1		$10.09		$10	0.48%		0.35%			0.50%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Stock Index Portfolio - Institutional Class
2020		2,421	$13.56	to	$45.76	$42,300	1.80%	0.00%	to	1.40%	14.38%	to	18.12%
2019		2,540	$11.52	to	$38.74	$39,309	1.71%	0.00%	to	1.40%	29.30%	to	31.14%
2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2020		1		$12.10		$11	0.00%		0.35%			10.20%
2019		1		$10.98		$12	0.00%		0.35%			7.23%
2018		2		$10.24		$20	0.00%		0.35%			-2.75%
2017		3		$10.53		$32	0.90%		0.35%			1.84%
2016		5		$10.34		$48	0.00%		0.35%			2.89%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2020		3,894	$10.17	to	$17.76	$60,878	5.33%	0.00%	to	1.50%	-6.23%	to	9.19%
2019		4,491	$10.72	to	$18.67	$74,592	2.97%	0.00%	to	1.50%	22.87%	to	24.80%
2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
VY® Clarion Real Estate Portfolio - Adviser Class
2020		2		$17.58		$36	2.50%		0.35%			-7.23%
2019		2		$18.95		$44	2.53%		0.35%			27.27%
2018		2		$14.89		$35	2.60%		0.35%			-8.31%
2017		3		$16.24		$42	2.55%		0.35%			4.44%
2016		6		$15.55		$90	1.52%		0.35%			3.53%
VY® Clarion Real Estate Portfolio - Institutional Class
2020		60	$17.75	to	$20.60	$1,243	2.43%	0.95%	to	1.95%	-8.13%	to	-7.21%
2019		70	$19.32	to	$22.20	$1,556	2.42%	0.95%	to	1.95%	25.95%	to	27.22%
2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Service Class
2020		1,777	$17.47	to	$22.84	$35,429	2.17%	0.00%	to	1.50%	-7.89%	to	-6.53%
2019		2,072	$18.86	to	$24.44	$44,624	2.14%	0.00%	to	1.50%	26.19%	to	28.18%
2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
VY® Invesco Growth and Income Portfolio - Institutional Class
2020		1,355	$22.11	to	$22.96	$29,975	2.18%	0.00%	to	0.45%	2.74%	to	3.24%
2019		1,348	$21.52	to	$22.24	$29,008	2.77%	0.00%	to	0.45%	24.47%	to	24.94%
2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
VY® Invesco Growth and Income Portfolio - Service Class
2020		982	$20.04	to	$30.43	$25,845	1.84%	0.00%	to	1.50%	1.35%	to	2.91%
2019		1,092	$19.65	to	$29.57	$28,186	2.43%	0.00%	to	1.50%	22.89%	to	24.72%
2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2020		4		$34.12		$128	0.00%		0.35%			32.45%
2019		7		$25.76		$190	0.00%		0.35%			30.83%
2018		8		$19.69		$151	0.57%		0.35%			-17.37%
2017		8		$23.83		$202	0.32%		0.35%			41.93%
2016		16		$16.79		$266	0.93%		0.35%			12.23%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		527	$34.88	to	$35.17	$18,412	0.51%	0.95%	to	1.20%	32.12%	to	32.52%
2019		541	$26.40	to	$26.54	$14,297	0.14%	0.95%	to	1.20%	30.56%	to	30.87%
2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2020		840	$16.74	to	$47.10	$32,983	0.31%	0.00%	to	1.50%	31.38%	to	33.39%
2019		875	$12.66	to	$35.31	$26,095	0.01%	0.00%	to	1.50%	29.78%	to	31.73%
2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2020		—		$27.12		$3	0.00%		0.35%			15.40%
2019		—		$23.50		$3	0.00%		0.35%			25.53%
2018		1		$18.72		$24	0.00%		0.35%			-11.15%
2017		2		$21.06		$46	0.19%		0.35%			14.82%
2016		2		$18.35		$28	0.16%		0.35%			20.72%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		2,040	$27.92	to	$28.99	$56,972	0.00%	0.00%	to	0.45%	16.00%	to	16.52%
2019		2,106	$24.07	to	$24.88	$50,704	1.19%	0.00%	to	0.45%	26.22%	to	26.74%
2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2020		1,044	$29.85	to	$46.33	$41,406	0.00%	0.00%	to	1.50%	14.58%	to	37.27%
2019		1,134	$25.90	to	$39.84	$39,048	0.68%	0.00%	to	1.60%	24.50%	to	26.40%
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2020		17		$27.43		$471	1.20%		0.35%			17.12%
2019		16		$23.42		$363	1.21%		0.35%			23.59%
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2020		18,429	$27.02	to	$28.05	$497,984	1.50%	0.00%	to	0.45%	17.73%	to	18.25%
2019		18,802	$22.95	to	$23.72	$431,537	1.83%	0.00%	to	0.45%	24.19%	to	24.71%
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2020		32,116	$15.68	to	$45.27	$1,169,756	1.25%	0.00%	to	1.50%	16.21%	to	17.98%
2019		32,781	$13.39	to	$38.37	$1,030,790	1.54%	0.00%	to	1.50%	22.52%	to	24.35%
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2020		30		$25.14		$746	3.55%		0.35%			0.28%
2019		38		$25.07		$942	2.29%		0.35%			25.48%
2018		40		$19.98		$803	1.76%		0.35%			-10.00%
2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2020		3,792	$11.33	to	$42.56	$97,378	3.50%	0.00%	to	1.65%	-0.74%	to	22.34%
2019		4,111	$11.26	to	$42.16	$105,540	2.52%	0.00%	to	1.65%	24.30%	to	26.43%
2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2020		7		$15.59		$108	1.96%		0.35%			13.71%
2019		7		$13.71		$96	0.00%		0.35%			26.83%
2018		8		$10.81		$91	1.06%		0.35%			-14.81%
2017		8		$12.69		$98	0.84%		0.35%			27.03%
2016		9		$9.99		$89	1.10%		0.35%			1.22%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2020		379	$13.25	to	$27.16	$9,191	2.22%	0.25%	to	1.50%	12.78%	to	20.60%
2019		396	$11.68	to	$24.68	$8,458	0.73%	0.00%	to	1.50%	25.71%	to	27.68%
2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
Voya Government Money Market Portfolio - Class I
2020		23,836	$9.15	to	$57.69	$334,139	0.22%	0.00%	to	1.80%	-1.51%	to	0.33%
2019		17,995	$9.29	to	$57.69	$248,617	1.85%	0.00%	to	1.80%	0.11%	to	1.97%
2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
Voya Multi-Manager International Small Cap Fund - Class A
2020		9	$28.55	to	$34.39	$270	1.16%	0.00%	to	1.10%	14.11%	to	29.72%
2019		9	$25.02	to	$29.81	$247	1.97%	0.00%	to	1.10%	23.12%	to	24.26%
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
Voya Multi-Manager International Small Cap Fund - Class I
2020		107	$14.57	to	$15.41	$1,595	1.69%	0.30%	to	1.50%	14.01%	to	15.43%
2019		105	$12.78	to	$13.35	$1,361	2.32%	0.30%	to	1.50%	22.77%	to	24.30%
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	6/6/2016	3	$10.13	to	$10.20	$28	(a)	0.30%	to	1.25%		(a)
Voya Global Bond Portfolio - Adviser Class
2020		9		$17.39		$149	2.65%		0.35%			8.21%
2019		19		$16.07		$304	2.42%		0.35%			6.99%
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2020		4,334	$11.21	to	$19.74	$72,287	2.83%	0.00%	to	1.95%	7.03%	to	9.24%
2019		4,517	$10.29	to	$18.07	$69,980	2.87%	0.00%	to	1.95%	5.81%	to	7.91%
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
Voya Global Bond Portfolio - Service Class
2020		42	$14.46	to	$16.13	$654	2.42%	0.25%	to	1.50%	5.50%	to	8.62%
2019		35	$13.42	to	$14.85	$503	2.56%	0.25%	to	1.50%	6.03%	to	7.21%
2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
Voya Index Solution 2025 Portfolio - Initial Class
2020		269	$21.19	to	$29.88	$7,023	2.63%	0.00%	to	1.40%	10.86%	to	13.05%
2019		522	$18.98	to	$26.43	$12,222	1.77%	0.00%	to	1.40%	17.12%	to	18.79%
2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
Voya Index Solution 2025 Portfolio - Service 2 Class
2020		99	$20.31	to	$23.54	$2,167	1.69%	0.20%	to	1.55%	2.48%	to	12.52%
2019		95	$18.40	to	$20.92	$1,859	2.01%	0.20%	to	1.50%	16.56%	to	17.99%
2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
Voya Index Solution 2025 Portfolio - Service Class
2020		382	$20.59	to	$27.07	$10,089	1.83%	0.00%	to	1.25%	11.42%	to	12.86%
2019		259	$18.48	to	$24.14	$6,057	1.81%	0.00%	to	1.25%	17.20%	to	18.41%
2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Initial Class
2020		314	$26.28	to	$34.25	$9,524	2.77%	0.00%	to	1.40%	11.73%	to	14.40%
2019		699	$23.15	to	$29.94	$18,659	1.76%	0.00%	to	1.40%	20.91%	to	22.60%
2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
Voya Index Solution 2035 Portfolio - Service 2 Class
2020		102	$23.39	to	$27.24	$2,571	1.50%	0.00%	to	1.40%	12.34%	to	13.93%
2019		88	$20.51	to	$23.91	$1,970	1.55%	0.00%	to	1.55%	20.22%	to	22.05%
2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
Voya Index Solution 2035 Portfolio - Service Class
2020		284	$23.27	to	$31.03	$8,622	1.37%	0.00%	to	1.25%	12.69%	to	14.12%
2019		337	$20.65	to	$27.37	$8,925	1.65%	0.00%	to	1.25%	20.83%	to	22.37%
2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
Voya Index Solution 2045 Portfolio - Initial Class
2020		219	$26.72	to	$37.05	$7,236	2.73%	0.00%	to	1.40%	12.91%	to	15.78%
2019		601	$23.27	to	$32.00	$17,160	1.60%	0.00%	to	1.40%	23.14%	to	24.85%
2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
Voya Index Solution 2045 Portfolio - Service 2 Class
2020		123	$24.53	to	$29.04	$3,378	1.37%	0.00%	to	1.55%	3.64%	to	16.04%
2019		115	$21.70	to	$25.18	$2,745	1.52%	0.00%	to	1.50%	22.53%	to	24.35%
2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service Class
2020		206	$24.82	to	$33.53	$6,804	1.38%	0.00%	to	1.25%	14.06%	to	15.52%
2019		179	$21.76	to	$29.22	$5,102	1.53%	0.00%	to	1.25%	23.01%	to	24.56%
2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
Voya Index Solution 2055 Portfolio - Initial Class
2020		128	$25.18	to	$29.23	$3,342	2.78%	0.00%	to	1.40%	13.83%	to	19.92%
2019		317	$22.12	to	$25.33	$7,159	1.38%	0.00%	to	1.40%	23.44%	to	25.21%
2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
Voya Index Solution 2055 Portfolio - Service 2 Class
2020		86	$23.77	to	$28.04	$2,277	1.23%	0.00%	to	1.55%	3.68%	to	14.97%
2019		70	$21.00	to	$24.39	$1,618	1.30%	0.00%	to	1.55%	22.81%	to	24.69%
2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
Voya Index Solution 2055 Portfolio - Service Class
2020		198	$24.27	to	$28.47	$5,148	1.38%	0.00%	to	1.50%	13.41%	to	18.77%
2019		155	$21.40	to	$24.73	$3,535	1.21%	0.00%	to	1.50%	23.06%	to	24.90%
2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
Voya Index Solution 2065 Portfolio - Initial Class
2020	8/24/2020	—	$11.60	to	$11.63	$4	(e)	0.70%	to	1.25%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2065 Portfolio - Service Class
2020	10/22/2020	1		$11.63		$9	(e)		0.65%			(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution Income Portfolio - Initial Class
2020		56	$16.60	to	$22.35	$1,077	3.50%	0.00%	to	1.40%	9.79%	to	11.30%
2019		190	$15.10	to	$20.08	$3,374	2.05%	0.00%	to	1.40%	11.56%	to	13.19%
2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
Voya Index Solution Income Portfolio - Service 2 Class
2020		46	$15.98	to	$18.62	$780	1.58%	0.00%	to	1.40%	1.56%	to	10.77%
2019		48	$14.56	to	$16.81	$736	1.98%	0.00%	to	1.45%	11.06%	to	12.74%
2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
Voya Index Solution Income Portfolio - Service Class
2020		64	$16.14	to	$20.23	$1,234	1.62%	0.00%	to	1.25%	9.72%	to	11.08%
2019		64	$14.71	to	$18.34	$1,114	2.04%	0.00%	to	1.25%	11.63%	to	12.85%
2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
2020		15		$11.43		$169	2.73%		0.35%			-1.55%
2019		17		$11.61		$197	1.55%		0.35%			15.75%
2018		19		$10.03		$190	1.87%		0.35%			-15.64%
2017		20		$11.89		$238	1.60%		0.35%			21.20%
2016		23		$9.81		$223	2.36%		0.35%			1.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Initial Class
2020		5,917	$10.45	to	$12.74	$66,331	3.33%	0.00%	to	1.50%	-2.23%	to	-0.70%
2019		6,442	$10.68	to	$12.83	$73,467	2.15%	0.00%	to	1.50%	14.96%	to	16.74%
2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
Voya International High Dividend Low Volatility Portfolio - Service Class
2020		4	$12.97	to	$13.96	$54	3.54%	0.50%	to	1.00%	-1.97%	to	3.51%
2019		4	$13.05	to	$14.16	$59	1.46%	0.50%	to	1.10%	15.18%	to	15.65%
2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
Voya Solution 2025 Portfolio - Adviser Class
2020		13		$21.78		$287	1.32%		0.35%			12.91%
2019		24		$19.29		$468	1.95%		0.35%			17.41%
2018		28		$16.43		$457	1.88%		0.35%			-6.33%
2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
Voya Solution 2025 Portfolio - Initial Class
2020		988	$13.69	to	$20.02	$14,803	2.25%	0.00%	to	1.20%	12.49%	to	13.81%
2019		847	$12.12	to	$17.59	$11,199	2.58%	0.00%	to	1.20%	16.97%	to	18.37%
2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
Voya Solution 2025 Portfolio - Service 2 Class
2020		241	$20.59	to	$24.12	$5,546	1.56%	0.10%	to	1.55%	11.66%	to	17.59%
2019		332	$18.44	to	$21.29	$6,734	1.80%	0.10%	to	1.55%	16.12%	to	17.82%
2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2020		6,794	$12.26	to	$25.54	$146,667	1.99%	0.00%	to	1.50%	11.86%	to	13.59%
2019		7,022	$10.83	to	$22.49	$135,241	2.31%	0.00%	to	1.50%	16.38%	to	18.12%
2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
Voya Solution 2035 Portfolio - Adviser Class
2020		16		$23.65		$376	1.65%		0.35%			13.81%
2019		23		$20.78		$475	2.05%		0.35%			21.10%
2018		23		$17.16		$401	1.63%		0.35%			-8.87%
2017		24		$18.83		$460	1.33%		0.35%			18.80%
2016		24		$15.85		$386	2.44%		0.35%			5.67%
Voya Solution 2035 Portfolio - Initial Class
2020		901	$14.19	to	$21.86	$14,901	1.86%	0.00%	to	1.20%	13.30%	to	14.63%
2019		800	$12.47	to	$19.07	$11,644	2.52%	0.00%	to	1.20%	20.81%	to	22.24%
2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
Voya Solution 2035 Portfolio - Service 2 Class
2020		389	$22.95	to	$26.88	$9,833	1.39%	0.00%	to	1.45%	12.67%	to	22.33%
2019		515	$20.37	to	$23.52	$11,338	1.95%	0.00%	to	1.45%	19.89%	to	21.61%
2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
Voya Solution 2035 Portfolio - Service Class
2020		7,282	$12.59	to	$28.02	$170,550	1.74%	0.00%	to	1.50%	12.78%	to	14.46%
2019		7,433	$11.03	to	$24.48	$154,810	2.22%	0.00%	to	1.50%	20.12%	to	21.98%
2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2020		1		$24.49		$20	0.00%		0.35%			15.63%
2019		1		$21.18		$18	0.00%		0.35%			23.21%
2018		1	$16.68	to	$17.19	$15	0.00%	0.35%	to	1.25%	-11.61%	to	-10.84%
2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
Voya Solution 2045 Portfolio - Initial Class
2020		671	$14.52	to	$23.09	$11,145	1.62%	0.00%	to	1.20%	15.24%	to	16.56%
2019		598	$12.55	to	$19.81	$8,702	2.28%	0.00%	to	1.20%	22.79%	to	24.28%
2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
Voya Solution 2045 Portfolio - Service 2 Class
2020		162	$24.08	to	$28.21	$4,330	1.26%	0.10%	to	1.55%	14.34%	to	26.03%
2019		219	$21.06	to	$24.31	$5,014	1.49%	0.10%	to	1.55%	21.80%	to	23.44%
2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
Voya Solution 2045 Portfolio - Service Class
2020		5,167	$12.94	to	$29.50	$126,807	1.55%	0.00%	to	1.50%	14.54%	to	16.29%
2019		5,299	$11.16	to	$25.37	$113,924	1.98%	0.00%	to	1.50%	22.06%	to	23.93%
2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
Voya Solution 2055 Portfolio - Initial Class
2020		345	$14.53	to	$28.46	$6,151	1.47%	0.00%	to	1.20%	14.99%	to	16.40%
2019		257	$12.58	to	$24.45	$4,029	1.81%	0.00%	to	1.20%	23.32%	to	24.74%
2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service 2 Class
2020		47	$23.75	to	$26.99	$1,207	0.69%	0.10%	to	1.30%	1.31%	to	26.59%
2019		76	$20.76	to	$23.32	$1,692	1.16%	0.10%	to	1.30%	22.62%	to	24.01%
2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
Voya Solution 2055 Portfolio - Service Class
2020		1,651	$12.97	to	$27.72	$39,566	1.32%	0.00%	to	1.50%	14.27%	to	16.03%
2019		1,440	$11.21	to	$23.89	$30,438	1.71%	0.00%	to	1.50%	22.67%	to	24.49%
2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
Voya Solution 2065 Portfolio - Service Class
2020	8/12/2020	30	$11.66	to	$11.74	$353	(e)	0.30%	to	1.50%		(e)
2019		(e)		(e)		(e)	(e)		(e)			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Balanced Portfolio - Service Class
2020		372	$16.85	to	$19.74	$6,601	1.97%	0.25%	to	1.50%	11.22%	to	44.88%
2019		365	$15.15	to	$17.42	$5,786	2.23%	0.30%	to	1.50%	17.72%	to	19.15%
2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
Voya Solution Income Portfolio - Adviser Class
2020		23		$19.65		$461	1.52%		0.35%			11.21%
2019		48		$17.67		$855	2.68%		0.35%			12.48%
2018		50		$15.71		$785	2.22%		0.35%			-3.56%
2017		51		$16.29		$836	1.92%		0.35%			8.67%
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Initial Class
2020		786	$12.80	to	$16.55	$11,849	2.44%	0.00%	to	1.20%	10.86%	to	12.20%
2019		623	$11.50	to	$14.75	$8,415	3.09%	0.00%	to	1.20%	12.08%	to	13.37%
2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
Voya Solution Income Portfolio - Service 2 Class
2020		179	$16.11	to	$19.08	$3,245	1.92%	0.00%	to	1.55%	0.68%	to	15.34%
2019		206	$14.65	to	$17.08	$3,320	2.48%	0.00%	to	1.55%	11.24%	to	12.96%
2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
Voya Solution Income Portfolio - Service Class
2020		2,084	$11.76	to	$21.98	$37,924	2.34%	0.00%	to	1.50%	2.99%	to	11.97%
2019		2,341	$10.54	to	$19.63	$38,441	2.77%	0.00%	to	1.50%	11.39%	to	13.14%
2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
Voya Solution Moderately Conservative Portfolio - Service Class
2020		502	$15.62	to	$18.29	$8,319	2.19%	0.25%	to	1.50%	9.69%	to	10.99%
2019		509	$14.24	to	$16.38	$7,654	1.97%	0.30%	to	1.50%	13.20%	to	14.63%
2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2020		1		$33.31		$35	0.00%		0.35%			3.00%
2019		2		$32.34		$51	0.00%		0.35%			29.72%
2018		2		$24.93		$39	1.79%		0.35%			-14.80%
2017		3		$29.26		$73	0.89%		0.35%			10.50%
2016		3		$26.48		$75	1.35%		0.35%			23.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2020		1,164	$12.21	to	$30.99	$33,478	1.45%	0.00%	to	1.40%	2.41%	to	3.85%
2019		1,239	$11.87	to	$29.84	$34,644	1.44%	0.00%	to	1.40%	29.12%	to	30.93%
2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2020		2,200	$11.62	to	$51.47	$62,126	1.22%	0.00%	to	1.50%	1.99%	to	40.10%
2019		2,472	$11.26	to	$49.72	$67,826	1.22%	0.00%	to	1.50%	28.73%	to	30.67%
2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
VY® Baron Growth Portfolio - Adviser Class
2020		8		$47.44		$377	0.00%		0.35%			32.40%
2019		10		$35.83		$351	0.00%		0.35%			37.75%
2018		11		$26.01		$277	0.00%		0.35%			-2.47%
2017		15		$26.67		$393	0.60%		0.35%			27.42%
2016		15		$20.93		$315	0.00%		0.35%			4.70%
VY® Baron Growth Portfolio - Service Class
2020		3,550	$14.80	to	$81.22	$183,870	0.00%	0.00%	to	1.50%	27.93%	to	100.55%
2019		3,965	$11.14	to	$60.95	$156,083	0.00%	0.00%	to	1.50%	36.46%	to	38.55%
2018		3,388	$13.26	to	$44.00	$122,163	0.00%	0.00%	to	1.50%	-3.36%	to	-1.90%
2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016		4,507	$10.81	to	$34.98	$123,986	0.00%	0.00%	to	1.50%	3.77%	to	5.33%
VY® Columbia Contrarian Core Portfolio - Service Class
2020		277	$25.59	to	$66.02	$14,233	0.00%	0.00%	to	1.50%	19.63%	to	31.34%
2019		307	$21.26	to	$54.36	$13,169	1.82%	0.00%	to	1.50%	31.09%	to	33.07%
2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2020		7		$21.18		$153	0.00%		0.35%			8.89%
2019		7		$19.45		$145	0.00%		0.35%			19.47%
2018		8		$16.28		$125	0.00%		0.35%			-18.27%
2017		8		$19.92		$167	0.16%		0.35%			10.30%
2016		9		$18.06		$159	0.04%		0.35%			22.94%
VY® Columbia Small Cap Value II Portfolio - Service Class
2020		283	$20.21	to	$24.29	$6,279	0.56%	0.25%	to	1.50%	7.90%	to	27.11%
2019		283	$18.73	to	$22.08	$5,775	0.34%	0.30%	to	1.50%	18.39%	to	19.87%
2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
VY® Invesco Comstock Portfolio - Adviser Class
2020		10		$24.63		$238	1.61%		0.35%			-1.08%
2019		10		$24.90		$260	2.05%		0.35%			24.44%
2018		11		$20.01		$228	0.90%		0.35%			-12.89%
2017		19		$22.97		$438	0.97%		0.35%			16.90%
2016		21		$19.65		$408	2.11%		0.35%			17.10%
VY® Invesco Comstock Portfolio - Service Class
2020		2,018	$11.23	to	$33.39	$53,452	1.87%	0.00%	to	1.95%	-2.39%	to	70.99%
2019		2,230	$11.32	to	$33.58	$60,153	2.39%	0.00%	to	1.95%	22.76%	to	25.26%
2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
VY® Invesco Equity and Income Portfolio - Adviser Class
2020		63		$25.13		$1,591	1.30%		0.35%			9.02%
2019		65		$23.05		$1,487	1.62%		0.35%			19.06%
2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2020		11,219	$11.96	to	$30.28	$276,337	1.72%	0.00%	to	1.95%	7.81%	to	9.99%
2019		12,440	$10.91	to	$27.53	$281,505	2.08%	0.00%	to	1.95%	17.77%	to	20.11%
2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
VY® Invesco Equity and Income Portfolio - Service Class
2020		46	$14.56	to	$81.51	$1,000	1.46%	0.00%	to	1.15%	8.41%	to	9.63%
2019		55	$13.43	to	$77.81	$1,061	1.70%	0.00%	to	1.15%	18.43%	to	19.82%
2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
2020		8		$33.97		$286	0.72%		0.35%			26.75%
2019		10		$26.80		$266	0.00%		0.35%			30.60%
2018		11		$20.52		$219	1.49%		0.35%			-13.89%
2017		19		$23.83		$453	0.74%		0.35%			35.32%
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		18,835	$14.58	to	$43.94	$681,765	1.04%	0.00%	to	1.80%	19.68%	to	84.17%
2019		21,035	$11.45	to	$33.95	$603,394	0.50%	0.00%	to	1.80%	29.47%	to	31.81%
2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
VY® Invesco Oppenheimer Global Portfolio - Service Class
2020		53	$40.44	to	$42.37	$2,249	0.85%	1.00%	to	1.25%	25.86%	to	26.14%
2019		52	$32.13	to	$33.59	$1,758	0.19%	1.00%	to	1.25%	29.82%	to	30.14%
2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2020		7		$30.19		$202	0.85%		0.35%			-0.26%
2019		9		$30.27		$270	0.78%		0.35%			25.34%
2018		10		$24.15		$244	1.01%		0.35%			-12.66%
2017		13		$27.65		$351	0.37%		0.35%			13.00%
2016		14		$24.47		$344	0.46%		0.35%			14.03%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2020		937	$11.88	to	$20.48	$18,652	1.17%	0.75%	to	0.95%	-0.42%	to	-0.19%
2019		1,062	$11.93	to	$20.52	$21,263	1.20%	0.75%	to	0.95%	25.32%	to	25.50%
2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2020		1,269	$23.53	to	$50.42	$52,345	0.97%	0.00%	to	1.50%	-1.22%	to	0.28%
2019		1,443	$23.68	to	$50.28	$60,015	0.95%	0.00%	to	1.50%	24.34%	to	26.20%
2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2020		9		$49.27		$454	0.00%		0.35%			30.79%
2019		10		$37.67		$388	0.29%		0.35%			36.09%
2018		11		$27.68		$292	0.00%		0.35%			-4.12%
2017		11		$28.87		$331	0.25%		0.35%			23.69%
2016		14		$23.34		$319	0.02%		0.35%			6.58%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		12,071	$14.70	to	$62.13	$610,289	0.09%	0.00%	to	1.50%	22.49%	to	31.85%
2019		13,267	$11.19	to	$47.13	$515,075	0.30%	0.00%	to	1.50%	35.15%	to	37.21%
2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2020		35	$35.36	to	$56.00	$1,388	0.08%	0.25%	to	1.25%	8.35%	to	31.09%
2019		41	$27.25	to	$42.72	$1,259	0.24%	0.25%	to	1.25%	35.24%	to	36.53%
2018		49	$20.15	to	$31.29	$1,206	0.00%	0.25%	to	1.25%	-4.68%	to	-3.66%
2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2020		25		$51.42		$1,262	0.00%		0.35%			35.53%
2019		28		$37.94		$1,070	0.00%		0.35%			29.71%
2018		32		$29.25		$928	0.00%		0.35%			-1.91%
2017		56		$29.82		$1,656	0.00%		0.35%			32.42%
2016		50		$22.52		$1,119	0.00%		0.35%			0.67%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2020		9,759	$15.55	to	$124.05	$713,552	0.00%	0.00%	to	1.50%	29.53%	to	36.70%
2019		10,261	$11.41	to	$91.45	$556,786	0.20%	0.00%	to	1.50%	28.88%	to	30.84%
2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
2016		9,257	$17.55	to	$54.56	$359,212	0.00%	0.00%	to	1.50%	0.00%	to	1.51%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2020		59	$48.11	to	$62.52	$3,493	0.00%	0.00%	to	1.55%	18.03%	to	36.36%
2019		75	$36.40	to	$45.85	$3,244	0.00%	0.00%	to	1.45%	28.58%	to	30.48%
2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017		118	$29.11	to	$35.61	$3,994	0.00%	0.00%	to	1.45%	31.30%	to	33.22%
2016		139	$22.17	to	$26.75	$3,555	0.00%	0.00%	to	1.45%	-0.18%	to	1.25%
Voya Corporate Leaders 100 Fund - Class I
2020		579	$14.69	to	$17.11	$9,533	2.11%	0.25%	to	1.50%	10.24%	to	26.09%
2019		531	$13.25	to	$15.30	$7,835	2.12%	0.30%	to	1.50%	26.62%	to	28.25%
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2020		1,114	$17.41	to	$35.67	$33,734	2.37%	0.00%	to	1.50%	8.79%	to	10.45%
2019		1,105	$15.90	to	$32.43	$30,351	2.72%	0.00%	to	1.50%	13.11%	to	14.84%
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
Voya Strategic Allocation Growth Portfolio - Class I
2020		2,300	$18.76	to	$46.11	$78,267	1.90%	0.00%	to	1.95%	12.15%	to	14.40%
2019		2,388	$16.54	to	$40.49	$71,733	2.64%	0.00%	to	1.95%	20.43%	to	22.86%
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
Voya Strategic Allocation Moderate Portfolio - Class I
2020		2,029	$18.22	to	$41.89	$63,521	2.16%	0.00%	to	1.50%	8.95%	to	12.77%
2019		2,163	$16.31	to	$37.33	$60,494	2.83%	0.00%	to	1.50%	17.49%	to	19.27%
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
Voya Growth and Income Portfolio - Class A
2020		56		$28.27		$1,587	0.90%		0.35%			16.34%
2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
Voya Growth and Income Portfolio - Class I
2020		19,715	$13.23	to	$892.37	$1,261,656	1.27%	0.00%	to	1.95%	14.94%	to	25.35%
2019		21,954	$11.32	to	$768.20	$1,215,091	1.65%	0.00%	to	1.95%	26.38%	to	28.90%
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2020		10	$26.66	to	$41.49	$298	1.12%	0.40%	to	1.35%	15.34%	to	25.27%
2019		9	$23.03	to	$35.44	$236	1.41%	0.45%	to	1.35%	26.82%	to	27.99%
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		5,984	$10.82	to	$13.64	$75,550	2.29%	0.00%	to	1.55%	-2.80%	to	16.67%
2019		6,754	$10.95	to	$13.75	$86,802	2.82%	0.00%	to	1.55%	19.83%	to	21.68%
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
Voya Global High Dividend Low Volatility Portfolio - Class S
2020		785	$12.91	to	$13.59	$10,150	2.02%	0.35%	to	1.20%	-2.27%	to	-1.45%
2019		877	$13.21	to	$13.79	$11,598	2.60%	0.35%	to	1.20%	19.98%	to	20.96%
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
Voya Index Plus LargeCap Portfolio - Class I
2020		7,540	$13.18	to	$69.47	$405,124	1.48%	0.00%	to	1.95%	1.57%	to	15.94%
2019		8,283	$11.41	to	$60.18	$386,977	1.55%	0.00%	to	1.95%	27.51%	to	30.03%
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
Voya Index Plus LargeCap Portfolio - Class S
2020		4		$33.37		$130	1.78%		0.35%			15.23%
2019		7		$28.96		$207	1.55%		0.35%			29.29%
2018		8		$22.40		$181	1.05%		0.35%			-7.36%
2017		8		$24.18		$201	0.88%		0.35%			23.87%
2016		15		$19.52		$298	1.44%		0.35%			9.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class I
2020		6,390	$12.07	to	$71.61	$298,527	1.26%	0.00%	to	1.95%	6.15%	to	8.25%
2019		7,153	$11.18	to	$66.15	$310,525	1.35%	0.00%	to	1.95%	24.66%	to	27.09%
2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
Voya Index Plus MidCap Portfolio - Class S
2020		1		$29.00		$43	1.96%		0.35%			7.61%
2019		2		$26.95		$59	1.69%		0.35%			26.29%
2018		3		$21.34		$59	1.54%		0.35%			-14.84%
2017		3		$25.06		$71	0.84%		0.35%			12.93%
2016		13		$22.19		$282	0.88%		0.35%			17.41%
Voya Index Plus SmallCap Portfolio - Class I
2020		3,284	$21.83	to	$49.70	$126,192	0.99%	0.00%	to	1.95%	-0.43%	to	32.65%
2019		3,608	$20.90	to	$47.16	$132,714	1.04%	0.00%	to	1.95%	19.46%	to	21.85%
2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
Voya Index Plus SmallCap Portfolio - Class S
2020		6		$25.70		$146	0.64%		0.35%			4.73%
2019		7		$24.54		$165	0.63%		0.35%			21.13%
2018		8		$20.26		$155	0.57%		0.35%			-12.94%
2017		8		$23.27		$193	0.50%		0.35%			9.25%
2016		13		$21.30		$275	0.61%		0.35%			26.56%
Voya International Index Portfolio - Class I
2020		3,509	$11.22	to	$21.93	$45,069	2.48%	0.00%	to	1.65%	6.11%	to	8.28%
2019		3,662	$10.57	to	$20.52	$43,908	3.01%	0.00%	to	1.65%	19.44%	to	21.42%
2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2020		—		$21.71		$11	0.00%		0.35%			7.26%
2019		—		$20.24		$9	0.00%		0.35%			20.62%
2018		—		$16.78		$7	0.00%		0.35%			-14.17%
2017		1		$19.55		$10	2.40%		0.35%			24.05%
2016		—		$15.76		$7	2.76%		0.35%			0.19%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		2,233	$59.78	to	$71.19	$140,664	0.54%	0.00%	to	1.50%	25.39%	to	60.74%
2019		2,107	$43.83	to	$51.41	$97,199	0.91%	0.00%	to	1.50%	33.83%	to	35.83%
2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2020		55	$59.12	to	$66.81	$3,572	0.48%	0.00%	to	1.35%	32.44%	to	38.11%
2019		57	$43.38	to	$48.52	$2,678	0.69%	0.00%	to	1.35%	33.64%	to	35.49%
2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		7,183	$28.87	to	$35.15	$229,256	1.38%	0.00%	to	1.60%	3.92%	to	21.84%
2019		6,740	$24.07	to	$28.85	$177,976	1.61%	0.00%	to	1.60%	29.27%	to	31.38%
2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
Voya Russell™ Large Cap Index Portfolio - Class S
2020		11		$47.53		$540	1.17%		0.95%			20.42%
2019		12		$39.47		$489	1.54%		0.95%			29.71%
2018		14		$30.43		$423	1.39%		0.95%			-4.58%
2017		14		$31.89		$441	1.38%		0.95%			21.12%
2016		15		$26.33		$400	1.61%		0.95%			9.66%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		16	$30.19	to	$30.54	$493	0.97%	1.15%	to	1.25%	0.23%	to	0.33%
2019		18	$30.12	to	$30.44	$536	2.38%	1.15%	to	1.25%	24.36%	to	24.45%
2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2020		656	$28.46	to	$33.90	$19,713	0.91%	0.00%	to	1.50%	-0.32%	to	10.61%
2019		654	$28.55	to	$33.50	$19,633	2.17%	0.00%	to	1.50%	23.75%	to	25.61%
2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2020		452	$52.18	to	$62.14	$25,054	0.16%	0.00%	to	1.50%	27.91%	to	34.53%
2019		501	$39.37	to	$46.19	$20,857	0.57%	0.00%	to	1.50%	32.51%	to	34.51%
2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
Voya Russell™ Mid Cap Index Portfolio - Class I
2020		8,185	$12.88	to	$32.49	$204,187	1.26%	0.00%	to	1.60%	13.37%	to	22.35%
2019		8,567	$11.08	to	$27.85	$183,792	1.55%	0.00%	to	1.60%	27.88%	to	29.96%
2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
Voya Russell™ Small Cap Index Portfolio - Class I
2020		5,179	$13.27	to	$31.92	$108,900	0.94%	0.00%	to	1.50%	6.52%	to	31.52%
2019		4,975	$11.13	to	$26.70	$89,526	1.13%	0.00%	to	1.50%	23.32%	to	25.18%
2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2020		2,504	$11.75	to	$88.26	$140,744	0.51%	0.00%	to	1.50%	10.19%	to	12.28%
2019		2,792	$10.57	to	$78.92	$141,444	0.42%	0.00%	to	1.50%	24.32%	to	26.26%
2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
Voya Small Company Portfolio - Class S
2020		4		$33.77		$130	0.67%		0.35%			11.64%
2019		6		$30.25		$168	0.00%		0.35%			25.41%
2018		5		$24.12		$129	0.00%		0.35%			-16.34%
2017		5		$28.83		$146	0.19%		0.35%			10.63%
2016		15		$26.06		$401	0.18%		0.35%			23.74%
Voya U.S. Bond Index Portfolio - Class I
2020		2,203	$11.04	to	$16.21	$31,403	2.93%	0.00%	to	1.80%	0.14%	to	7.21%
2019		1,499	$10.33	to	$15.12	$20,131	2.44%	0.00%	to	1.80%	6.41%	to	8.31%
2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
Voya MidCap Opportunities Portfolio - Class I
2020		6,959	$15.40	to	$68.98	$352,229	0.11%	0.00%	to	1.55%	35.49%	to	41.14%
2019		7,360	$10.94	to	$49.12	$266,926	0.28%	0.00%	to	1.55%	27.36%	to	29.38%
2018		7,662	$15.24	to	$38.17	$226,057	0.00%	0.00%	to	1.55%	-8.91%	to	-7.48%
2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016		5,238	$13.69	to	$33.31	$132,120	0.00%	0.00%	to	1.50%	5.66%	to	7.28%
Voya MidCap Opportunities Portfolio - Class S
2020		28	$38.01	to	$55.37	$1,247	0.09%	0.30%	to	1.55%	38.62%	to	40.34%
2019		34	$27.42	to	$39.47	$1,081	0.10%	0.30%	to	1.55%	27.06%	to	28.65%
2018		41	$21.58	to	$30.69	$1,008	0.00%	0.30%	to	1.55%	-9.14%	to	-7.96%
2017		41	$23.75	to	$33.37	$1,104	0.00%	0.30%	to	1.55%	22.87%	to	24.37%
2016		49	$19.33	to	$26.84	$1,066	0.00%	0.30%	to	1.55%	5.34%	to	6.70%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
2020		2,980	$13.78	to	$51.04	$75,202	0.00%	0.00%	to	1.50%	22.42%	to	26.40%
2019		3,187	$10.94	to	$40.47	$64,232	0.00%	0.00%	to	1.50%	23.83%	to	25.71%
2018		3,223	$11.82	to	$32.26	$55,777	0.00%	0.00%	to	1.55%	-17.17%	to	-15.85%
2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
2016		3,119	$12.13	to	$32.18	$56,707	0.00%	0.00%	to	1.65%	11.53%	to	13.39%
Voya SmallCap Opportunities Portfolio - Class S
2020		1		$40.27		$58	0.00%		0.35%			25.65%
2019		3		$32.05		$99	0.00%		0.35%			24.95%
2018		4		$25.65		$104	0.00%		0.35%			-16.40%
2017		4		$30.68		$109	0.00%		0.35%			18.05%
2016		4		$25.99		$99	0.00%		0.35%			12.71%
Wanger International
2020		2,199	$16.76	to	$20.96	$41,580	1.80%	0.00%	to	1.50%	12.67%	to	85.96%
2019		2,460	$14.79	to	$18.32	$40,999	0.82%	0.00%	to	1.50%	28.06%	to	29.93%
2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
Wanger Select
2020		1,599	$25.41	to	$49.83	$68,206	0.69%	0.00%	to	1.55%	23.56%	to	26.63%
2019		1,807	$20.24	to	$39.35	$61,435	0.07%	0.00%	to	1.65%	27.17%	to	29.32%
2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
Wanger USA
2020		2,151	$17.76	to	$54.98	$102,087	0.00%	0.00%	to	1.55%	22.32%	to	28.43%
2019		2,483	$14.43	to	$44.26	$95,744	0.27%	0.00%	to	1.55%	29.07%	to	31.10%
2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
2017		2,586	$11.39	to	$34.26	$79,557	0.00%	0.00%	to	1.75%	17.50%	to	19.58%
2016		2,642	$15.22	to	$28.79	$68,640	0.00%	0.00%	to	1.75%	11.73%	to	13.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors Fund℠ - Class R-3
2020		31	$28.42	to	$35.41	$1,031	1.47%	0.25%	to	1.55%	5.69%	to	8.57%
2019		37	$26.89	to	$34.41	$1,149	1.38%	0.00%	to	1.55%	23.24%	to	25.13%
2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
Washington Mutual Investors Fund℠ - Class R-4
2020		7,676	$12.11	to	$38.52	$233,109	1.73%	0.00%	to	1.50%	6.12%	to	7.69%
2019		8,170	$11.28	to	$35.80	$233,053	1.90%	0.00%	to	1.50%	23.61%	to	25.48%
2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
Wells Fargo Small Company Growth Fund - Administrator Class
2020		456	$20.33	to	$21.52	$9,387	0.00%	0.30%	to	1.50%	21.29%	to	54.63%
2019		437	$16.02	to	$16.81	$7,076	0.00%	0.30%	to	1.50%	24.27%	to	25.69%
2018		461	$12.85	to	$13.37	$6,008	0.00%	0.25%	to	1.50%	-5.34%	to	-4.39%
2017		46	$13.53	to	$13.94	$636	0.00%	0.30%	to	1.50%	18.87%	to	19.72%
2016	05/17/2016	19	$11.38	to	$11.61	$216	(a)	0.50%	to	1.25%		(a)
Wells Fargo Small Company Value Fund - Class A
2020		12		$10.98		$131	0.77%		1.00%			1.01%
2019	09/20/2019	12		$10.87		$128	(d)		1.00%			(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
Wells Fargo Special Small Cap Value Fund - Class A
2020		2,071	$23.04	to	$63.33	$106,929	0.34%	0.00%	to	1.55%	-0.39%	to	28.20%
2019		2,292	$22.98	to	$62.67	$118,289	0.86%	0.00%	to	1.55%	26.07%	to	27.99%
2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

a

(a)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2020, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Item 8.        Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2020 and 2019, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 1 and Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $162 million at December 31, 2020, net of unrealized gains and losses, which represented deferred acquisition costs and value of business acquired related to fixed and variable deferred annuity contracts. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred, less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001.
San Antonio, Texas
March 16, 2021

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $24,667 as of 2020 and $23,107 as of 2019; allowance for credit losses of $14 as of 2020)	$28,043	$25,153
Fixed maturities, at fair value using the fair value option	1,730	1,479
Equity securities, at fair value (cost of $116 as of 2020 and $73 as of 2019)	116	80
Short-term investments	17	—
Mortgage loans on real estate	4,694	4,664
Less: Allowance for credit losses	67	—
Mortgage loans on real estate, net	4,627	4,664
Policy loans	187	205
Limited partnerships/corporations	815	738
Derivatives	145	224
Securities pledged (amortized cost of $169 as of 2020 and $749 as of 2019)	220	828
Other investments	43	43
Total investments	35,943	33,414
Cash and cash equivalents	360	512
Short-term investments under securities loan agreements, including collateral delivered	249	917
Accrued investment income	304	293
Premiums receivable and reinsurance recoverable	1,219	1,304
Less: Allowance for credit losses	—	—
Premiums receivable and reinsurance recoverable, net	1,219	1,304
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	173	608
Short-term loan to affiliate	653	69
Current income tax recoverable	5	9
Due from affiliates	118	67
Property and equipment	63	60
Other assets	242	255
Assets held in separate accounts	87,319	78,713
Total assets	$126,648	$116,221

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2020 and 2019
(In millions, except share and per share data)

	As of December 31,
	2020	2019
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$33,127	$31,142
Payable for securities purchased	26	5
Payables under securities loan agreements, including collateral held	208	865
Due to affiliates	125	95
Derivatives	216	285
Deferred income taxes	439	304
Other liabilities	291	369
Liabilities related to separate accounts	87,319	78,713
Total liabilities	121,751	111,778

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2020 and 2019 , respectively; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,873
Accumulated other comprehensive income (loss)	1,882	1,292
Retained earnings	139	275
Total shareholder's equity	4,897	4,443
Total liabilities and shareholder's equity	$126,648	$116,221

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Revenues:
Net investment income	$1,858	$1,689	$1,623
Fee income	905	877	875
Premiums	32	31	41
Broker-dealer commission revenue	2	2	69
Net realized capital gains (losses):
Total impairments	(37)	(41)	(18)
Less: Portion of impairments recognized in Other comprehensive income (loss)	—	2	2
Net impairments recognized in earnings	(37)	(43)	(20)
Other net realized capital gains (losses)	(273)	(101)	(222)
Total net realized capital gains (losses)	(310)	(144)	(242)
Other revenue	(1)	14	19
Total revenues	2,486	2,469	2,385
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,049	1,013	828
Operating expenses	1,090	1,056	894
Broker-dealer commission expense	2	2	69
Net amortization of Deferred policy acquisition costs and Value of business acquired	192	65	86
Interest expense	1	1	2
Total benefits and expenses	2,334	2,137	1,879
Income (loss) before income taxes	152	332	506
Income tax expense (benefit)	(14)	32	61
Net income (loss)	$166	$300	$445

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018
Net income (loss)	$166	$300	$445
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	748	1,323	(897)
Impairments	—	1	8
Pension and other postretirement benefits liability	(1)	(1)	(1)
Other comprehensive income (loss), before tax	747	1,323	(890)
Income tax expense (benefit) related to items of other comprehensive income (loss)	157	276	(192)
Other comprehensive income (loss), after tax	590	1,047	(698)
Comprehensive income (loss)	$756	$1,347	$(253)

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2018	$3	$2,763	$806	$189	$3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018	3	2,816	108	508	3,435
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Balance as of December 31, 2019	3	2,873	1,292	275	4,443
Adjustment for adoption of ASU 2016-01	—	—	—	(8)	(8)
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	$3	$2,873	$1,882	$139	$4,897

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2020, 2019 and 2018
(In millions)

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Operating Activities:
Net income (loss)	$166	$300	$445
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(59)	(49)	(64)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	194	65	87
Net accretion/amortization of discount/premium	(7)	5	(3)
Future policy benefits, claims reserves and interest credited	757	568	547
Deferred income tax (benefit) expense	(20)	23	58
Net realized capital losses	310	144	242
Depreciation and amortization	10	21	14
(Gains) losses on limited partnerships/corporations	(23)	(35)	—
Change in:
Accrued investment income	(11)	9	3
Premiums receivable and reinsurance recoverable	85	105	87
Other receivables and asset accruals	21	55	(8)
Due to/from affiliates	(21)	2	24
Other payables and accruals	(84)	158	(176)
Other, net	(12)	(8)	(33)
Net cash provided by operating activities	1,306	1,363	1,223

C-9

	Year Ended December 31,
	2020	2019	2018

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,487	3,956	3,983
Equity securities, available-for-sale	145	3	3
Mortgage loans on real estate	403	803	598
Limited partnerships/corporations	104	70	99
Acquisition of:
Fixed maturities	(4,988)	(4,582)	(5,475)
Equity securities, available-for-sale	(178)	(12)	(3)
Mortgage loans on real estate	(433)	(555)	(606)
Limited partnerships/corporations	(158)	(190)	(254)
Derivatives, net	46	23	23
Policy loans, net	18	5	4
Short-term investments, net	(15)	50	(26)
Short-term loan to affiliate, net	(584)	(69)	80
Collateral received (delivered), net	11	(86)	(46)
Other, net	(5)	(3)	(45)
Net cash used in investing activities	(2,147)	(587)	(1,665)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$5,197	$3,395	$3,744
Maturities and withdrawals from investment contracts	(4,220)	(3,686)	(3,108)
Settlements on deposit contracts	(1)	(5)	(20)
Short-term loans from affiliates, net	7	—	(68)
Dividends paid and return of capital distribution	(294)	(396)	(126)
Capital contribution from parent	—	57	55
Net cash (used in) provided by financing activities	689	(635)	477
Net increase (decrease) in cash and cash equivalents	(152)	141	35
Cash and cash equivalents, beginning of period	512	371	336
Cash and cash equivalents, end of period	$360	$512	$371

Supplemental cash flow information:
Income taxes paid (received), net	$2	$(13)	$60

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial Inc. ("Voya Financial"), completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Company ("SLD") and Security Life of Denver International Limited ("SLDI"), including the capital stock of several subsidiaries of SLD and SLDI.

Concurrently with the sale, SLD entered into reinsurance agreements with ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective in-scope individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. In addition to these non-insurance subsidiaries, VRIAC owns the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

On February 8, 2021, VFA entered into an agreement with Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers, pursuant to which Cetera will acquire the independent financial planning channel of VFA (the “Financial Planning Channel Sale”). In connection with this transaction, VFA expects to transfer approximately 900 independent financial professionals serving retail customers with approximately $40 billion in assets to Cetera, while retaining approximately 600 field and phone-based financial professionals who support our business. The transaction is expected to close in the second or third quarter of 2021. The closing is subject to certain conditions, including the receipt of required regulatory approvals.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

In connection with funds withheld reinsurance treaties, the Company has elected the FVO for certain of its fixed maturities to better match the measurement of those assets and related embedded derivative liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios
(“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), management evaluates facts and circumstances such as, but not limited to, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as Impairments.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net realized capital gains (losses) as Impairments in the Consolidated
Statements of Operations. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago
Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2020 and 2019, contract cost assets were $105 and $109, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2020 and 2019, amortization expenses of $19 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.3% for the year 2020, and 5.3% for the years 2019 and 2018. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $423 and $405 for the years ended December 31, 2020 and 2019, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $158 and $82 for the years ended December 31, 2020 and 2019, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2020 and 2019, such revenue represents approximately 23.4% and 19.7% respectively, of total revenue. For the years ended December 31, 2020 and 2019, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $88 and $97 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2020 and 2019, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return.

Temporary differences between our financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.
If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in
Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-14, Changes to the Disclosure Requirements for Defined Benefit Plans	This standard, issued in August 2018, eliminates certain disclosure requirements that are no longer considered cost beneficial and requires new disclosures that are considered relevant.	December 31, 2020 using the retrospective method.	Adoption of the ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption results in various disclosure changes that have been included in Note 11, Benefit Plans.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-15, Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract	This standard, issued in August 2018, requires a customer in a hosting arrangement that is a service contract to follow the guidance for internal-use software projects to determine which implementation costs to capitalize as an asset. Capitalized implementation costs are required to be expensed over the term of the hosting arrangement. In addition, a customer is required to apply the impairment and abandonment guidance for long-lived assets to the capitalized implementation costs. Balances related to capitalized implementation costs must be
	presented in the same financial statement line items as other hosting arrangement balances, and additional disclosures are required.	January 1, 2020 using the prospective method.	Adoption of the ASU did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2018-13, Changes to the Disclosure Requirements for Fair Value Measurement	This standard, issued in August 2018, simplifies certain disclosure requirements for fair value measurement.	January 1, 2020 using the transition method prescribed for each applicable provision.
Adoption of this ASU had no effect on the
Company's financial condition, results of
operations, or cash flows. The adoption
resulted in various disclosure changes that
have been included in Note 4, Fair Value
Measurements.

ASU 2016-13, Measurement of Credit Losses on Financial Instruments	This standard, issued in June 2016:
• Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
• Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
• Modifies the impairment model for available-for-sale debt securities, and
• Provides a simplified accounting model
for purchased financial assets with credit deterioration since their origination.
In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.	January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.	The Company recorded a $8 decrease, net
of tax, to Unappropriated retained earnings
as of January 1, 2020 for the cumulative
effect of adopting ASU 2016-13. The
transition adjustment includes recognition
of an allowance for credit losses of $12
related to mortgage loans, net of the effect
of DAC/VOBA and other intangibles of
$2 and deferred income taxes of $2.

The provisions that required prospective
adoption had no effect on the Company's
financial condition, results of operations,
or cash flows.

In addition, disclosures have been updated
to reflect accounting policy changes made
as a result of the implementation of ASU
2016-13. (See the Significant Accounting
Policies section.)

Comparative information has not been
adjusted and continues to be reported under
previously applicable U.S. GAAP.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.	January 1, 2019 with the change reported in the period of adoption.	The impact to the January 1, 2019 Consolidated Balance Sheet was an increase to AOCI of $137, with a corresponding decrease to Retained earnings. The ASU did not have a material impact on the Company's results of operations, cash flows, or disclosures.
ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities	This standard, issued in August 2017, enables entities to better portray risk management activities in their financial statements, as follows:
• Expands an entity's ability to hedge nonfinancial and financial risk components and reduces complexity in accounting for fair value hedges of interest rate risk,
• Eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item, and
• Eases certain documentation and assessment requirements and modifies the accounting for components excluded from the assessment of hedge effectiveness, and modifies required disclosures.

	In October 2018, the FASB issued an amendment which expands the list of U.S. benchmark interest rates permitted in the application of hedge accounting.	January 1, 2019, using the modified retrospective method, with the exception of the presentation and disclosure requirements which were adopted prospectively.
The adoption had no effect on the Company's financial condition, results of operations, or cash flows. As a result of the adoption, the Company has updated its Derivatives accounting policy with respect to fair value and cash flow hedges. Other required disclosure changes have been included in Note 3, Derivative Financial Instruments.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-02, Leases	This standard, issued in February 2016, requires lessees to recognize a right-of-use asset and a lease liability for all leases with terms of more than 12 months. The lease liability will be measured as the present value of the lease payments, and the asset will be based on the liability. For income statement purposes, expense recognition will depend on the lessee's classification of the lease as either finance, with a front-loaded amortization expense pattern similar to current capital leases, or operating, with a straight-line expense pattern similar to current operating leases. Lessor accounting will be similar to the current model, and lessors will be required to classify leases as operating, direct financing, or sales-type.

	ASU 2016-02 also replaces the sale-leaseback guidance to align with the new revenue recognition standard, addresses statement of operation and statement of cash flow classification, and requires additional disclosures for all leases. In addition, the FASB issued various amendments during 2018 to clarify and simplify the provisions and implementation guidance of ASU 2016-02.	January 1, 2019 using the modified retrospective method.	The adoption did not have a material impact on the Company's financial condition, results of operations, or cash flows.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities	This standard, issued in January 2016, addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments, including requiring:
• Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.
	• Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.	January 1, 2018 using the modified retrospective method, except for certain provisions that were required to be applied using the prospective method.	The impact to the January 1, 2018 Consolidated Balance Sheet was a $12 increase, net of tax, to Retained earnings (deficit) with a corresponding decrease of $12, net of tax, to AOCI to recognize the unrealized gain associated with Equity securities. The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows. Under previous guidance, prior to January 1, 2018, Equity securities were classified as available for sale with changes in fair value recognized in Other comprehensive income.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers	This standard, issued in May 2014, requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.	January 1, 2018 using the modified retrospective method.	The adoption had no impact on revenue recognition. However, the adoption resulted in a $95 increase in Other assets to capitalize costs to obtain and fulfill certain financial services contracts. This adjustment was offset by a related $19 increase in deferred tax liabilities, resulting in a net $76 increase to Retained earnings (deficit) on the Consolidated Balance Sheet as of January 1, 2018. In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU 2014-09. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previous revenue recognition guidance. As of December 31, 2018, the adoption of ASU 2014-09 resulted in a $105 increase in Other assets, reduced by a related $22 decrease in Deferred income taxes, resulting in a net $83 increase to Retained earnings (deficit) on the Consolidated Balance Sheet. For the year ended December 31, 2018 , the adoption resulted in a $3 increase in Operating expenses on the Consolidated Statement of Operations and had no impact on Net cash provided by operating activities.

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides
temporary optional expedients and exceptions
for applying U.S. GAAP principles to contracts,
hedging relationships, and other transactions
affected by reference rate reform if certain
criteria are met.

In January, 2021, the FASB issued ASU
2021-01 which clarified the scope of relief
related to ASU 2020-04.
The amendments are effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2022.	The Company expects that
it will elect to apply some of
the expedients and
exceptions provided in ASU
2020-04; however, the
Company is still evaluating
the guidance, and therefore,
the impact of the adoption
of ASU 2020-04 on the
Company’s financial
condition and results of
operations has not yet been
determined.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective date and transition provisions	Effect on the financial statements or other significant matters
ASU 2019-12, Simplifying the Accounting for Income Taxes	This standard, issued in December 2019,
simplifies the accounting for income taxes by
eliminating certain exceptions to the general
principles and simplifying several aspects of
ASC 740, Income taxes, including requirements
related to the following:
• The intraperiod tax allocation exception to
the incremental approach,
• The tax basis step-up in goodwill obtained in
a transaction that is not a business combination,
• Hybrid tax regimes,
• Ownership changes in investments - changes
from a subsidiary to an equity method investment,
• Separate financial statements of entities not
subject to tax,
• Interim-period accounting for enacted
changes in tax law, and
• The year-to-date loss limitation in interimperiod tax accounting.	January 1, 2021 with early
adoption permitted. Early
adoption in an interim
period must reflect any
adjustments as of the
beginning of the annual
period. Initial adoption of
ASU 2019-12 is required
to be reported on a
prospective basis, except
for certain provisions that
are required to be applied
retrospectively or
modified retrospectively.	The Company intends to
adopt ASU 2019-12 as of
January 1, 2021 on a
prospective basis, except for
those provisions that are
required to be applied on a
retrospective or modified
retrospective basis. The
Company does not expect
ASU 2019-12 to have a
material impact on the
Company's financial
condition, results of
operations, or cash flows.
ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts	This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and deferred acquisition costs ("DAC") for long-duration contracts issued by insurers.	In November, 2020, the
FASB released ASU
2020-11, which deferred
the effective date of the
amendments in ASU
2018-12 for SEC filers to
fiscal years ending after
December 15, 2022,
including interim periods
within those fiscal years.
Initial adoption for the
liability for future policy
benefits and DAC is
required to be reported
using either a full
retrospective or modified
retrospective approach.
For market risk benefits,
full retrospective
application is required.	The implications of these
requirements, including
transition options, and
related potential financial
statement impacts are
currently being evaluated.
While it is not possible to
estimate the expected
impact of adoption at this
time, the Company believes
there is a reasonable
possibility that
implementation of ASU
2018-12 may result in a
significant impact on
Shareholder’s equity and
future earnings patterns.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2020:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$535	$186	$—	$—	$721	$—
U.S. Government agencies and authorities	18	1	—	—	19	—
State, municipalities and political subdivisions	698	116	—	—	814	—
U.S. corporate public securities	7,632	1,531	7	—	9,156	—
U.S. corporate private securities	3,870	536	27	—	4,379	—
Foreign corporate public securities and foreign governments(1)	2,539	413	1	—	2,951	—
Foreign corporate private securities(1)	2,991	348	25	—	3,303	11
Residential mortgage-backed securities	4,071	171	15	11	4,237	1
Commercial mortgage-backed securities	2,712	207	26	—	2,893	—
Other asset-backed securities	1,500	28	6	—	1,520	2
Total fixed maturities, including securities pledged	26,566	3,537	107	11	29,993	14
Less: Securities pledged	169	52	1	—	220	—
Total fixed maturities	$26,397	$3,485	$106	$11	$29,773	$14
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$565	$129	$3	$—	$691	$—
U.S. Government agencies and authorities	19	—	—	—	19	—
State, municipalities and political subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$24,587	$2,091	$57	$11	$26,632	$3
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2020, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$788	$797
After one year through five years	3,421	3,686
After five years through ten years	5,244	5,980
After ten years	8,830	10,880
Mortgage-backed securities	6,783	7,130
Other asset-backed securities	1,500	1,520
Fixed maturities, including securities pledged	$26,566	$29,993

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer. As of December 31, 2020 and 2019, the Company did not have any investments in a single issuer, other than obligations of the U.S.

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Government and government agencies, with a carrying value in excess of 10% of the Company's Consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2020
Communications	$950	$231	$1	$1,180
Financial	2,921	472	2	3,391
Industrial and other companies	7,284	1,155	13	8,426
Energy	1,571	259	22	1,808
Utilities	3,025	530	1	3,554
Transportation	929	128	20	1,037
Total	$16,680	$2,775	$59	$19,396

December 31, 2019
Communications	$1,002	$156	$—	$1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$16,149	$1,682	$32	$17,799

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Condensed Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2020 and 2019, approximately 48.2% and 48.4%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreement

As of December 31, 2020 and 2019, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Pledged

The Company engages in securities lending whereby the initial collateral is required at a rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2020 and 2019, the fair value of loaned securities was $143 and $715, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2020 and 2019, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $74 and $650, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2020 and 2019, liabilities to return collateral of $74 and $650, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $70 and $91, respectively.

The following table presents borrowings under securities pledged transactions by asset class pledged for the dates indicated:

	December 31, 2020(1)(2)	December 31, 2019(1)(2)
U.S. Treasuries	$70	$109
U.S. corporate public securities	54	447
Foreign corporate public securities and foreign governments	20	185
Equity Securities	—	—
Payables under securities loan agreements	$144	$741
(1) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include cash collateral of $74 and $650, respectively.
(2) As of December 31, 2020 and December 31, 2019, borrowings under securities lending transactions include non-cash collateral of $70 and $91, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

Year Ended December 31, 2020
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1	$—	$—	$—	$—	$—
Credit losses on securities for which credit losses were not previously recorded	1	—	11	2	14
Initial allowance for credit losses recognized on financial assets accounted for as PCD (Purchased Credit Deteriorated)	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	—	—	—	—	—
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31	$1	$—	$11	$2	$14

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2020:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$8	$—	2	$—	$—	—	$8	$—	2
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—	—
State, municipalities and political subdivisions	5	—	2	—	—	—	5	—	2
U.S. corporate public securities	199	5	182	22	2	4	221	7	186
U.S. corporate private securities	316	10	29	71	17	7	387	27	36
Foreign corporate public securities and foreign governments	32	1	22	6	—	2	38	1	24
Foreign corporate private securities	176	25	20	3	—	1	179	25	21
Residential mortgage-backed	613	11	134	119	4	54	732	15	188
Commercial mortgage-backed	579	25	105	33	1	7	612	26	112
Other asset-backed	206	1	59	265	5	88	471	6	147
Total	$2,134	$78	555	$519	$29	163	$2,653	$107	718

The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
U.S. Treasuries	$68	$3		$12	$—	*	$80	$3
U.S. Government, agencies and authorities	18	—	*	—	—		18	—	*
State, municipalities and political subdivisions	21	—	*	—	—		21	—	*
U.S. corporate public securities	97	3		131	10		228	13
U.S. corporate private securities	75	—	*	134	16		209	16
Foreign corporate public securities and foreign governments	6	—	*	53	3		59	3
Foreign corporate private securities	21	—	*	56	1		77	1
Residential mortgage-backed	535	6		139	5		674	11
Commercial mortgage-backed	331	3		18	—	*	349	3
Other asset-backed	217	2		500	11		717	13
Total	$1,389	$17		$1,043	$46		$2,432	$63
Total number of securities in an unrealized loss position	289			278			567
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2020. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases. See the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements for the policy used to evaluate whether the investments are impaired.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $44 from $63 to $107 for the year ended December 31, 2020. The increase in gross unrealized capital losses was primarily due to higher interest rates in the longer end of the yield curve. As of December 31, 2020, $5 of the total $107 of gross unrealized losses were from 3 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2020		2019			2018
	Impairment	No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—	6	$—	*	6	$—		—
U.S. corporate public securities	12	43	11		25	6		2
U.S. corporate private securities	—	2	1		16	—		—
Foreign corporate public securities and foreign governments(1)	1	22	3		15	2		3
Foreign corporate private securities(1)	—	7	18		11	9		1
Residential mortgage-backed	3	44	4		71	3		58
Commercial mortgage-backed	20	106	—	*	18	—	*	1
Other asset-backed	1	61	3		73	—	*	1
Total	$37	291	$40		235	$20		66
Credit Impairments	$—		$20			$14
Intent Impairments	$37		$20			$6
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

For the year ended December 31, 2020 intent impairments in the amount of $26 were recorded on assets designated to be included in the reinsurance agreement associated with the Individual Life Transaction.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2020, the Company had eight new commercial mortgage loan troubled debt restructurings with a pre-modification carrying value and post-modification carrying value of $45. For the year ended December 31, 2020, the Company had no new private placement troubled debt restructuring. As of December 31, 2019, the Company had one commercial mortgage loan troubled debt restructuring and had one private placement troubled debt restructuring.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 and 2019, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2020, the Company had no commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the Company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated.

	As of December 31, 2020
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2020	$164	$206	$39	$—	$—	$409
2019	209	165	107	—	—	481
2018	124	91	73	—	—	288
2017	499	356	6	—	—	861
2016	399	275	1	—	—	675
2015	407	68	—	—	—	475
2014 and prior	1,167	323	15	—	—	1,505
Total	$2,969	$1,484	$241	$—	$—	$4,694
	As of December 31, 2019
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2019	85	96	145	170	26	522
2018	4	88	110	133	14	349
2017	101	244	566	13	10	934
2016	46	150	470	31	—	697
2015	10	343	168	8	—	529
2014 and prior	134	252	1,093	154	—	1,633
Total	$380	$1,173	$2,552	$509	$50	$4,664

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated.

	As of December 31, 2020
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2020	$298	$93	$18	$—	$—	$409
2019	319	77	36	49	—	481
2018	102	79	60	47	—	288
2017	494	204	103	60	—	861
2016	591	53	31	—	—	675
2015	445	23	—	7	—	475
2014 and prior	1,231	155	72	47	—	1,505
Total	$3,480	$684	$320	$210	$—	$4,694

	As of December 31, 2019
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2019	353	127	42	—	—	522
2018	236	3	60	50	—	349
2017	481	238	133	82	—	934
2016	615	59	23	—	—	697
2015	492	32	—	5	—	529
2014 and prior	1,358	128	88	59	—	1,633
Total	$3,535	$587	$346	$196	$—	$4,664

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated.

	As of December 31, 2020
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2020	$84	$159	$35	$37	$32	$29	$1	$12	$20	$409
2019	63	122	11	137	54	39	17	11	27	481
2018	49	98	57	34	26	11		13	—	288
2017	99	98	352	136	74	60	5	37	—	861
2016	156	127	180	32	72	72	9	21	6	675
2015	109	133	100	30	42	48	9	4	—	475
2014 and prior	417	290	226	111	156	132	40	104	29	1,505
Total	$977	$1,027	$961	$517	$456	$391	$81	$202	$82	$4,694

	As of December 31, 2019
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2019	63	127	26	155	53	43	18	11	26	522
2018	50	132	60	43	26	11	—	12	15	349
2017	103	99	396	151	77	60	5	43	—	934
2016	158	132	187	32	75	77	9	21	6	697
2015	125	160	103	34	43	50	10	4	—	529
2014 and prior	445	316	247	122	168	142	42	121	30	1,633
Total	$944	$966	$1,019	$537	$442	$383	$84	$212	$77	$4,664

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated.

	As of December 31, 2020
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2020	$51	$73	$141	$144	$—	$—	$—	$409
2019	32	73	283	71	22	—	—	481
2018	49	78	124	17	3	17	—	288
2017	102	415	204	136	4	—	—	861
2016	129	244	138	144	9	7	4	675
2015	121	180	65	51	17	41	—	475
2014 and prior	671	125	273	210	62	125	39	1,505
Total	$1,155	$1,188	$1,228	$773	$117	$190	$43	$4,694

	As of December 31, 2019
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2019	33	90	299	81	19	—	—	522
2018	52	91	152	32	4	18	—	349
2017	104	461	218	147	4	—	—	934
2016	131	254	147	146	8	7	4	697
2015	148	185	69	62	23	42	—	529
2014 and prior	730	135	300	229	69	130	40	1,633
Total	$1,198	$1,216	$1,185	$697	$127	$197	$44	$4,664

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	2020
Allowance for credit losses, balance at January 1	$12	(1)
Credit losses on mortgage loans for which credit losses were not previously recorded	5
Increase (decrease) on mortgage loans with allowance recorded in previous period	52
Provision for expected credit losses	69
Write-offs	(2)
Recoveries of amounts previously written-off	—
Allowance for credit losses, balance at December 31	$67
(1) On January 1, 2020, as a result of implementing ASU 2016-13 Measurement of Credit Losses of Financial Instruments, the Company recorded a transition adjustment on a continuing basis for Allowance for credit losses on mortgage loans on real estate of $12.

While still heavily impacted by COVID-19, the Commercial Mortgage Loan portfolio allowance increased by $28 during the fourth quarter as certain sectors of the economy resumed operations, albeit at lower than pre-pandemic levels. We continue to observe distress in the hotel sector.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To provide temporary financial assistance to our commercial mortgage loans borrowers adversely affected by COVID-19 related stress, the Company has provided payment forbearance to approximately 7% of the outstanding principal amount of our commercial mortgage loans. Deferred payment amounts are expected to be repaid across the 12 months following the end of the agreed upon forbearance period. No modifications to any commercial mortgage loans have been made as of the issuance date of this filing.

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2020	December 31, 2019
Delinquency:
Current	$4,691	$4,664
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	3	—
Total	$4,694	$4,664

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2020, the Company had one commercial mortgage loans in non-accrual status. As of December 31, 2019, the Company had no commercial mortgage loans in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2020 and December 31, 2019.

As of December 31, 2020 and December 31, 2019, the Company had no commercial mortgage loans that were over 90 days or more past due but are not on non-accrual status. The Company had no commercial mortgage loans on non-accrual status for which there is no related allowance for credit losses as of December 31, 2020.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities	$1,603	$1,432	$1,363
Equity securities	9	6	5
Mortgage loans on real estate	200	224	220
Policy loans	12	7	9
Short-term investments and cash equivalents	2	3	3
Other	107	91	95
Gross investment income	1,933	1,763	1,695
Less: investment expenses	75	74	72
Net investment income	$1,858	$1,689	$1,623

As of December 31, 2020 and 2019, the Company had $1 and $0, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Fixed maturities, available-for-sale, including securities pledged	$(23)	$11	$(69)
Fixed maturities, at fair value option	(257)	(47)	(227)
Equity securities	3	(16)	(4)
Derivatives	49	(82)	(36)
Embedded derivatives - fixed maturities	—	2	(4)
Guaranteed benefit derivatives	(27)	(11)	94
Mortgage Loans	(56)	—	—
Other investments	1	(1)	4
Net realized capital gains (losses)	$(310)	$(144)	$(242)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Proceeds on sales	$1,512	$2,418	$2,498
Gross gains	85	30	14
Gross losses	59	25	50

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.
.
Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2020			December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$23	$—	$—
Foreign exchange contracts	628	3	36	652	10	18
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	14,155	137	171	18,640	210	261
Foreign exchange contracts	83	—	3	54	—	1
Equity contracts	55	5	5	63	4	3
Credit contracts	188	—	1	182	—	2
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	11	—
Within products	N/A	—	59	N/A	—	33
Within reinsurance agreements	N/A	—	—	N/A	—	23
Managed custody guarantees	N/A	—	4	N/A	—	—
Total		$156	$279		$235	$341
(1)     Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2020 and 2019. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$188	$—	$1
Equity contracts	55	5	5
Foreign exchange contracts	711	3	39
Interest rate contracts	12,567	137	171
		145	216
Counterparty netting(1)		(141)	(141)
Cash collateral netting(1)		(1)	(43)
Securities collateral netting(1)		—	(28)
Net receivables/payables		$3	$4
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$182	$—	$2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$1	$5
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2020, the Company held $5 and delivered $43 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2019, the Company held $7 and $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2020, the Company delivered $77 of securities and held no securities as collateral. As of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

	Year Ended December 31
	2020		2019
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)	Net Investment Income	Net Investment Income and Other Net Realized Capital Gains/(Losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$1	$(23)	$2	$—
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	7	—	10

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2020		2019
	Net Investment Income	Other net realized capital gains/(losses)	Net Investment Income	Other net realized capital gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,858	$(273)	$1,689	$(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	(3)	10	—

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2020	2019	2018
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$51	$(85)	$(44)
Foreign exchange contracts	Other net realized capital gains (losses)	(2)	1	1
Equity contracts	Other net realized capital gains (losses)	—	1	—
Credit contracts	Other net realized capital gains (losses)	3	1	(1)
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	—	2	(4)
Within products	Other net realized capital gains (losses)	(23)	(11)	94
Within reinsurance agreements	Policyholder benefits	23	(102)	58
Managed custody guarantees	Other net realized capital gains (losses)	(4)	—	—
Total		$48	$(193)	$104

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$548	$173	$—	$721
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	814	—	814
U.S. corporate public securities	—	9,099	57	9,156
U.S. corporate private securities	—	3,093	1,286	4,379
Foreign corporate public securities and foreign governments(1)	—	2,951	—	2,951
Foreign corporate private securities (1)	—	3,008	295	3,303
Residential mortgage-backed securities	—	4,204	33	4,237
Commercial mortgage-backed securities	—	2,893	—	2,893
Other asset-backed securities	—	1,483	37	1,520
Total fixed maturities, including securities pledged	548	27,737	1,708	29,993
Equity securities	17	—	99	116
Derivatives:
Interest rate contracts	7	130	—	137
Foreign exchange contracts	—	3	—	3
Equity contracts	—	5	—	5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	610	16	—	626
Assets held in separate accounts	81,096	6,001	222	87,319
Total assets	$82,278	$33,892	$2,029	$118,199
Percentage of Level to total	69%	29%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$10	$10
Stabilizer and MCGs	—	—	53	53
Other derivatives:
Interest rate contracts	—	171	—	171
Foreign exchange contracts	—	39	—	39
Equity contracts	—	5	—	5
Credit contracts	—	1	—	1
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$—	$216	$63	$279
(1) Primarily U.S. dollar denominated.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$536	$155	$—	$691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities, available-for-sale	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$74,431	$31,994	$1,481	$107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$11	$11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$—	$308	$33	$341
(1) Primarily U.S. dollar denominated.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2020
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$—	$4	$—	$—	$(10)	$(11)	$27	$—	$57	$—	$4
U.S. Corporate private securities	1,002	—	33	255	—	(9)	(89)	294	(200)	1,286	—	33
Foreign corporate public securities and foreign governments(1)	—	—	—	—	—	—	—	—	—	—	—	—
Foreign corporate private securities(1)	190	(9)	(21)	190	—	(11)	(4)	4	(44)	295	2	(21)
Residential mortgage-backed securities	16	(7)	—	32	—	—	—	—	(8)	33	(7)	—
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	48	—	—	4	—	—	(15)	—	—	37	—	—
Total fixed maturities, including securities pledged	1,303	(16)	16	481	—	(30)	(119)	325	(252)	1,708	(5)	16
Equity securities	63	2	—	35	—	—	(1)	—	—	99	2	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(22)	(29)	—	—	(2)	—	—	—	—	(53)	—	—
FIA(2)	(11)	2	—	—	(2)	—	1	—	—	(10)	—	—
Assets held in separate accounts(4)	115	—	—	161	—	(2)	—	3	(55)	222	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Condensed Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2019
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$28	$—	$3	$—	$—	$—	$(7)	$23	$—	$47	$—
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities, available-for-sale	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2020 and 2019, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$29,993	$29,993	$27,460	$27,460
Equity securities	116	116	80	80
Mortgage loans on real estate	4,694	5,013	4,664	4,912
Policy loans	187	187	205	205
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	626	626	1,429	1,429
Derivatives	145	145	224	224
Short-term loan to affiliate	653	653	69	69
Other investments	43	43	43	43
Assets held in separate accounts	87,319	87,319	78,713	78,713
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	28,169	36,741	26,337	32,697
Funding agreements with fixed maturities	795	796	877	876
Supplementary contracts, immediate annuities and other	288	345	312	384
Deposit liabilities	—	—	76	152
Derivatives:
Guaranteed benefit derivatives:
FIA	10	10	11	11
Stabilizer and MCGs	53	53	22	22
Other derivatives	216	216	285	285
Short-term debt(2)	8	8	1	1
Long-term debt(2)	3	3	4	4
Embedded derivatives on reinsurance	—	—	23	23
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2018	$385	$367		$752
Deferrals of commissions and expenses	55	6		61
Amortization:
Amortization, excluding unlocking	(75)	(72)		(147)
Unlocking (1)	(26)	13		(13)
Interest accrued	35	39	(2)	74
Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018	536	551		1,087
Deferrals of commissions and expenses	43	6		49
Amortization:
Amortization, excluding unlocking	(72)	(66)		(138)
Unlocking (1)	2	(2)		—
Interest accrued	35	38	(2)	73
Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019	288	305		593
Impact of ASU 2016-13	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	$122	$40		$162
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26, respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions.
(2)     Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2020, 2019 and 2018.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2021	$25
2022	23
2023	21
2024	17
2025	14

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2020 and 2019, the account value for the separate account contracts with guaranteed minimum benefits was $46.9 billion and $40.0 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2020 and 2019 was $57 and $26, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2020 and 2019 was $9.2 billion and $8.2 billion, respectively.

7.    Reinsurance

As of December 31, 2020, the Company has reinsurance treaties with 4 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company previously had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which was accounted for under the deposit method of accounting. This agreement was recaptured in Q1 2020. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2020 and 2019, the Company had $1.2 billion and $1.3 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2020	2019
Reinsurance recoverable, net of allowance for credit losses	$1,219	$1,304
Total	$1,219	$1,304

For the years ended December 31, 2020 and 2019, premiums, net of reinsurance were $32 and $31, respectively.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2020, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amount of $294. During the year ended December 31, 2019, VRIAC paid an ordinary dividend in the amount of $396 to its Parent.

On March 27, 2020, VFP paid a $20 dividend to VRIAC, its parent; on June 18, 2020, VFP paid a $15 dividend to VRIAC; on September 25, 2020, VFP paid a $20 dividend to VRIAC; and on December 22, 2020, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2019, VFP paid dividends of $80 to VRIAC.

On December 31, 2020, VRA paid a $20 dividend to VRIAC, its parent.

During the years ended December 31, 2020, the Company did not receive capital contributions from our Parent. During the years ended December 31, 2019, the Company received capital contributions of $57 from our Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $299, $325 and $377, for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2020 and 2019.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2020	2019	2018
Fixed maturities, net of impairment	$3,430	$2,113	$127
Derivatives	73	117	140
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(855)	(551)	(73)
Premium deficiency reserve adjustment	(434)	(211)	(51)
Other	2	—	—
Unrealized capital gains (losses), before tax	2,216	1,468	143
Deferred income tax asset (liability)	(337)	(180)	(39)
Unrealized capital gains (losses), after tax	1,879	1,288	104
Pension and other postretirement benefits liability, net of tax	3	4	4
AOCI	$1,882	$1,292	$108
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2020, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $22.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Impairments	—			—
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains/losses on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/losses on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$747		$(157)	$590
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2019
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,995		$(419)	$1,576
Other	—		—	—
Impairments	1		—	1
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(11)		2	(9)
DAC/VOBA and Sales inducements	(479)	(1)	100	(379)
Premium deficiency reserve adjustment	(160)		33	(127)
Change in unrealized gains/(losses) on available-for-sale securities	1,346		(284)	1,062

Derivatives:
Derivatives	1	(2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains/(losses) on derivatives	(22)		5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	3	2
Change in pension and other postretirement benefits liability	(1)		3	2
Change in Other comprehensive income (loss)	$1,323		$(276)	$1,047
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,401)		$299	(4)	$(1,102)
Other	(5)		1		(4)
Impairments	8		(2)		6
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	69		(14)		55
DAC/VOBA and Sales inducements	360	(1)	(76)		284
Premium deficiency reserve adjustment	64		(13)		51
Change in unrealized gains/losses on available-for-sale securities	(905)		195		(710)

Derivatives:
Derivatives	40	(2)	(8)		32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(24)		5		(19)
Change in unrealized gains/losses on derivatives	16		(3)		13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—		(1)
Change in pension and other postretirement benefits liability	(1)		—		(1)
Change in Other comprehensive income (loss)	$(890)		$192		$(698)
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Current tax expense (benefit):
Federal	$6	$9	$3
Total current tax expense	6	9	3
Deferred tax expense (benefit):
Federal	(20)	23	58
Total deferred tax expense (benefit)	(20)	23	58
Total income tax expense (benefit)	$(14)	$32	$61

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$152	$332	$506
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	32	70	106
Tax effect of:
Dividends received deduction	(37)	(35)	(49)
Valuation allowance	—	—	9
Tax Attributes	(8)	(4)	—
Other	(1)	1	(5)
Income tax expense (benefit)	$(14)	$32	$61
Effective tax rate	(9.2)%	9.6%	12.1%

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2020	2019
Deferred tax assets
Insurance reserves	$112	$107
Investments	9	23
Compensation and benefits	60	57
Other assets	35	34
Total gross assets	216	221

Deferred tax liabilities
Net unrealized investment (gains) losses	(645)	(424)
Deferred policy acquisition costs	(10)	(101)
Total gross liabilities	(655)	(525)
Net deferred income tax asset (liability)	$(439)	$(304)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2020 and 2019 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

Tax Sharing Agreement

As of December 31, 2020 and 2019, the Company had a receivable from Voya Financial of $5 and $9, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2020 and December 31, 2019.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2020 and December 31, 2019.

Tax Regulatory Matters

For the tax years 2018 through 2020, Voya Financial, Inc. participated in the Internal Revenue Service ("IRS") Compliance
Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya
Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the
IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the
Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

Tax Legislative Matters

The Coronavirus Aid, Relief and Economic Security (“CARES”) Act, which became effective on March 27, 2020, and the
Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $11 for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $17, $15 and $15, for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Change in benefit obligation:
Benefit obligation, January 1	$82	$80
Interest cost	3	3
Benefits paid	(6)	(5)
Actuarial (gains) losses on obligation	5	4
Benefit obligation, December 31	$84	$82

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued benefit cost	$(84)	$(82)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$(84)	$(82)

Assumptions

The discount rate used in the measurement of the December 31, 2020 and 2019 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2020	2019
Discount rate	2.67%	3.36%

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

 In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2020	2019	2018
Discount rate	3.36%	4.46%	3.85%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Interest cost	$3	$3	$3
Amortization of prior service cost (credit)	—	—	(1)
Net (gain) loss recognition	5	4	(4)
Net periodic (benefit) cost	$8	$7	$(2)

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2021	$6
2022	6
2023	6
2024	6
2025	5
2026-2029	25

In 2021, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $27, $31 and $29 for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company recognized tax benefits of $6, $7 and $6 for the years ended 2020, 2019 and 2018, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2020, 2019, and 2018.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2020, 2019 and 2018, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2020 the Company had off-balance sheet commitments to acquire mortgage loans of $50 and purchase limited partnerships and private placement investments of $565.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2020	2019
Fixed maturity collateral pledged to FHLB(1)	$997	$1,087
FHLB restricted stock(2)	44	44
Other fixed maturities-state deposits	14	14
Cash and cash equivalents	4	5
Securities pledged(3)	220	828
Total restricted assets	$1,279	$1,978
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $143 and $715 as of December 31, 2020 and 2019, respectively. In addition, as of December 31, 2020 and 2019, the Company delivered securities as collateral of $77 and $113, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2020, the Company had $795 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2020, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

C-73

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2020, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

C-74

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $73, $68 and $65, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $458, $443 and $379, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2020, 2019 and 2018, revenue under the VIM intercompany agreement was $57, $59 and $63, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2020, 2019 and 2018 commission expenses incurred by VRIAC were $81, $82 and $79, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain intercompany agreements whereby it generated revenues and expenses with affiliated entities related to underwriting, distribution, investment advisory and administrative services. For the years ended December 31, 2018, commissions were collected in the amount of $69 and paid in turn to broker-dealers. In addition, for the years ended December 31, 2018, revenues earned and expenses incurred were $27 and $26, respectively.

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. As of December 31, 2019, the Company had deposit assets of $36 and deposit liabilities of $76, related to this agreement which were included in Other assets and Other liabilities, respectively on the Consolidated Balance Sheet, The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

C-75

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2020, 2019 and 2018, distribution revenues received by VFP related to affiliated mutual fund products were $26, $27, and $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2020, 2019, and 2018, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income of $5, $2 and $0 for the years ended December 31, 2020, 2019 and 2018. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2020, the Company had an outstanding receivable of $653 and VIPS had a $7 outstanding payable. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable from/to Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2020 and 2019, the Company earned no affiliate interest income on this Note. Interest income was $5 for the years ended December 31, 2018. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2020 and 2019.

C-76

Form No. SAI.109622-21	VRIAC Ed. May 2021

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2020
-	Statements of Operations for the year ended December 31, 2020
-	Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2020 and 2019
-	Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2020, 2019 and 2018
-	Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

	(4.1)	Variable Annuity Contract (A050SP96) · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
	(4.2)	Variable Annuity Contract (A050SP99) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.3)	Variable Annuity Contract (SPIA(GR)99) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
(4.4)

Variable Annuity Contract Certificate (SPIA(GR)-99CERT) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.5)

Endorsement SPIAE99 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.6)

Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

(4.7)

Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.8)

Endorsement SPIAEW99 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.9)

Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.10)

Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

(4.11)

Endorsement E401SP96 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.12)

Endorsement E403SP96 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.13)

Endorsement SPIA457-99 to Variable Annuity Contract A050SP99 · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.14)

Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.15)

Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.16)

Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.17)

Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.18)

Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.19)

Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.20)

Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.21)

Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(4.22)

Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)99CERT · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.23)

Endorsement EVNMCHG (09/14) to Contract SPIA(GR)-99, A050SP99 and Certificate SPIAGR-99CERT Company (name change) · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 16, 2015.

(4.24)	Endorsement E-DCSECURE-20 to Contracts A050SP99 and SPIA(GR)99
(4.25)	Endorsement E-IRASECURE-20 to Contracts A050SP99 and SPIA(GR)99
(4.26)

Variable Annuity Contract Schedule A050SP99(5/09) · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 14, 2010.

(5.1)

Variable Annuity Contract Information Form (121665) · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(5.2)

Variable Annuity Contract Information Form (121665) for New York · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

(5.3)	Contract Application Form 121665 (01/09) · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109622), as filed on April 14, 2013.
(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.2)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.4)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.5)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.7)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.9)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.10)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.11)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.12)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.13)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.14)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, amends the Fund Participation, Administrative and Shareholder Service Agreement, dated as of July 25, 2016
(8.15)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.16)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.17)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.18)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director and Executive Vice President, and Chief Risk Officer
Michael R. Katz	Work at Home, Pennsylvania	Director and Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Larry N. Port	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
William S. Harmon	Work at Home, Colorado	Senior Vice President
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Michele White	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Wayne M. Forlines	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home, Florida	Vice President

Name	Principal Business Address	Positions and Offices with Depositor
Nicole A. Peck	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John Thistle	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2021

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/21	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/2021	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*c) Non-Insurer (Delaware)

Oconee Real Estate Holdings LLC (*d) Non-Insurer (Delaware ) 85-15787

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/21	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Special Investments, Inc. (*e) Non-Insurer (Delaware) 85-1775946

03/31/21	VFI SLK Global Services Private Limited (*f) Non-Insurer (India)

Page 4

*a  Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*b  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*c  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*d  Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 29% by ReliaStar Life Insurance Company, owned 8.5% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*e  Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*r  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.   Number of Contract Owners

As of February 28, 2021, there were 308,281 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)          In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director
Bridget J. A. Witzeman	Work at Home, Ohio	Managing Director
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Gavin T. Gruenberg	30211 Avenida de las Banderas Suite 200 Rancho Santa Margarita, CA 92688	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	Work at Home, Florida	Vice President
George D. Lessner, Jr.	Work at Home, Texas	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Laurie A. Lombardo	One Orange Way Windsor, CT 06095-4774	Vice President
Benjamin Moy	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Nicole A. Peck	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	Work at Home, Tennessee	Vice President
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Judson Bryant	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Cindy S. Craytor	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$67,609,346.50

*         Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2020.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)      to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)      to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company. See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109622) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 20th day of April, 2020.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Robert L. Grubka*	Director	)
Robert L. Grubka		)
)
Michael R. Katz*	Director	)
Michael R. Katz		)
)
Heather H. Lavallee*	Director	)	April
Heather H. Lavallee		)	20, 2021
)
Francis G. O’Neill*	Director and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)
)
C. Landon Cobb, Jr.*	Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.	Exhibit

24(b)(4.24)	Endorsement E-DCSECURE-20 to Contracts A050SP99 and SPIA(GR)99

24(b)(4.25)	Endorsement E-IRASECURE-20 to Contracts A050SP99 and SPIA(GR)99

24(b)(8.14)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, amends the Fund Participation, Administrative and Shareholder Service Agreement, dated as of July 25, 2016

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney